REGISTRATION FILE NO. 33-82570
                                                                       811-04234
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                    FORM S-6
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                              OF SECURITIES OF UNIT
                   INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                              --------------------

                       PRE-EFFECTIVE AMENDMENT NO.           |_|

                       POST-EFFECTIVE AMENDMENT NO. 21       |X|

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT L
                              (EXACT NAME OF TRUST)

                               MONY LIFE INSURANCE
                               COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

                              --------------------


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

        It is proposed that this filing will become effective (check appropriate box)

|_|     immediately upon filing pursuant to paragraph (b) of Rule 485

|X|     on May 1, 2009 pursuant to paragraph (b) of Rule 485

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|     on              pursuant to paragraph (a)(1) of Rule 485

        If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

        TITLE OF SECURITIES BEING REGISTERED: Units of interests under separate account flexible premium variable universal life insurance policies.

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MONY America Variable Account L

Variable Universal Life Insurance Policy


PROSPECTUS DATED MAY 1, 2009


Issued by


MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104


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This prospectus describes a variable universal life insurance policy issued by MONY Life Insurance Company of America (the "Company"), but is not itself a policy. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire contract between you and the Company and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the policy, the description of the policy's provisions in this prospectus is qualified in its entirety by the terms of the actual policy.

This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.



ALLOCATION OF PREMIUMS AND FUND VALUES:

You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.


If you do, you can also tell us to place your premium payments and fund values into any of the different subaccounts of MONY America Variable Account L listed below. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.


You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 5% interest annually. We may pay more than 5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.


If you choose to place your premium payments and fund values into the separate account, we will invest them in your choice of subaccounts of the variable account. Each subaccount invests in shares of one of the following portfolios:




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 AXA Premier VIP Trust -- Class B Shares
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o AXA Aggressive Allocation Portfolio     o AXA Moderate Allocation Portfolio
o AXA Conservative Allocation Portfolio   o AXA Moderate-Plus Allocation
o AXA Conservative-Plus Allocation          Portfolio
  Portfolio                               o Multimanager Small Cap Growth
                                            Portfolio
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 Dreyfus Stock Index Fund, Inc. -- Initial Shares
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o Dreyfus Stock Index Fund, Inc.
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 EQ Advisors Trust -- Class IA Shares
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o EQ/Bond Index Portfolio                 o EQ/Government Securities Portfolio
o EQ/Calvert Socially Responsible         o EQ/Long Term Bond Portfolio
  Portfolio                               o EQ/Money Market Portfolio
o EQ/Capital Guardian Research Portfolio
--------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
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o All Asset Allocation Portfolio          o EQ/International Growth Portfolio
o EQ/Boston Advisors Equity Income        o EQ/Montag & Caldwell Growth
  Portfolio                                 Portfolio
o EQ/Caywood-Scholl High Yield Bond       o EQ/T. Rowe Price Growth Stock
  Portfolio                                 Portfolio
o EQ/Focus PLUS Portfolio(*)              o EQ/UBS Growth and Income Portfolio
o EQ/GAMCO Small Company Value
  Portfolio
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 Fidelity(R) Variable Insurance Products (VIP) -- Service Class Shares
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o Contrafund(R) Portfolio
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 Janus Aspen Series -- Institutional Shares
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o Balanced Portfolio                      o Forty Portfolio
o Enterprise Portfolio(*)                 o Worldwide Portfolio(*)
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(*) This is the portfolio's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "The Funds" later in this prospectus for the portfolio's former name.



DEATH BENEFIT


We will pay a death benefit if you die before you reach age 95 while the policy is in effect. That death benefit will never be less than amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.


LIVING BENEFITS

You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X02369

                                                                         MLA-EQM

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CHARGES AND FEES

The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

It may not be advantageous to replace existing life insurance coverage.

These are only some of the terms of the policy. Please read the prospectus carefully for more complete details of the policy.

This prospectus comes with prospectuses for AXA Premier VIP Trust, EQ Advisors Trust, Dreyfus Stock Index Fund, Inc., Fidelity(R) Variable Insurance Products
(VIP) and Janus Aspen Series.

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Table of Contents

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1. SUMMARY OF THE POLICY                                                     1
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Important policy terms                                                       1
Purpose of the policy                                                        1
Policy premium payments and values                                           1
Charges and deductions                                                       3
Portfolio operating expenses                                                 4
The death benefit                                                            5
Premium features                                                             5
MONY America Variable Account L                                              5
Allocation options                                                           5
Transfer of Fund Value                                                       5
Policy loans                                                                 5
Full surrender                                                               6
Partial surrender                                                            6
Preferred partial surrender                                                  6
Free Look Period                                                             6
Grace period and lapse                                                       6
Tax treatment of increases in Fund Value                                     6
Tax treatment of death benefit                                               6
Riders                                                                       6
Contacting the Company                                                       7
State variations                                                             7
Replacement of existing coverage                                             7



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2.  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                           8
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MONY Life Insurance Company of America                                       8
How to reach us                                                              8
MONY America Variable Account L                                              8


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3. THE FUNDS                                                                10
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Purchase of portfolio shares by MONY America
     Variable Account L                                                     13

                                                            Table of Contents  i

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4. DETAILED INFORMATION ABOUT THE POLICY                                    14
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Application for a policy                                                    14
Right to examine a policy -- Free Look Period                               15
Premiums                                                                    15
Allocation of net premiums                                                  17
Death benefits under the policy                                             17
Changes in Specified Amount                                                 18
Other optional insurance benefits                                           19
Benefits at maturity                                                        21
Policy values                                                               21
Determination of Fund Value                                                 21
Calculating Fund Value                                                      22
Calculating unit values for each subaccount                                 22
Transfer of Fund Value                                                      22
Disruptive transfer activity                                                22
Right to exchange policy                                                    23
Policy loans                                                                23
Full surrender                                                              24
Partial surrender                                                           24
Preferred partial surrender                                                 25
Grace period and lapse                                                      25


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5. CHARGES AND DEDUCTIONS                                                   27
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Deductions from premiums                                                    28
Daily deduction from MONY America Variable Account L                        28
Deductions from Fund Value                                                  28
Fund Charges                                                                29
Transaction and other charges                                               30
Fees and expenses of the Funds                                              30
Guarantee of certain charges                                                30


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6. OTHER INFORMATION                                                        32
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Federal income tax considerations                                           32
Voting of Fund shares                                                       35
Disregard of voting instructions                                            36
Report to policy owners                                                     36
Substitution of investments and right to change operations                  36
Changes to comply with law                                                  36
Variations among policies                                                   37


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7. THE GUARANTEED INTEREST ACCOUNT                                          38
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General description                                                         38
Limitations on amounts in the Guaranteed Interest Account                   38
Death Benefit                                                               38
Policy charges                                                              38
Transfers                                                                   39
Surrenders and policy loans                                                 39


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8. MORE ABOUT THE POLICY                                                    40
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Ownership                                                                   40
Beneficiary                                                                 40
Notification and claims procedures                                          40
Payments                                                                    40
Payment plan/settlement provisions                                          40
Payment in case of suicide                                                  41
Assignment                                                                  41
Errors on the application                                                   41
Incontestability                                                            41
Policy illustration fee                                                     41
Distribution of the policies                                                41


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9. MORE ABOUT THE COMPANY                                                   43
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Management                                                                  43
State regulation                                                            50
Telephone/fax/Internet transactions                                         50
Legal proceedings                                                           50
Registration Statement                                                      50
Independent registered public accounting firm                               50
Financial statements                                                        50


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10. INDEX TO FINANCIAL STATEMENTS                                          F-1
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APPENDICES
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A --  Death Benefit Percentage for Guideline
      Premium/Cash Value Corridor Test                                     A-1
B --  Guaranteed Death Benefit Rider
      (Ten Year/Age 75)                                                    B-1
C --  Guaranteed Death Benefit Rider (Lifetime)                            C-1

ii  Table of Contents

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1. Summary of the policy

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This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully.


IMPORTANT POLICY TERMS

We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

OUTSTANDING DEBT -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

LOAN ACCOUNT -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 5%. The Loan Account is part of the Company's General Account.

FUND VALUE -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account, and the Loan Account, and any interest thereon to secure Outstanding Debt.

CASH VALUE -- The Fund Value of the policy less any fund charge.

SURRENDER VALUE -- The Cash Value less any outstanding debt reduced by any unearned loan interest.

MINIMUM MONTHLY PREMIUM -- The amount the Company determines is necessary to keep the policy in effect for the first two policy years.

GUARANTEED INTEREST ACCOUNT -- This account is part of the general account of

MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account.")

SPECIFIED AMOUNT -- The minimum death benefit for as long as the policy remains in effect.

VALUATION DATE -- Our "Valuation Date", or "business day", is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A Valuation Date, or business day, does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below

o If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next Valuation Date:

         - on a non-Valuation Date ;
         - after 4:00 p.m. Eastern Time on a Valuation Date; or
         - after an early close of regular trading on the NYSE on a Valuation Date


PURPOSE OF THE POLICY

The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated Fund Value, depending on the option you choose. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


POLICY PREMIUM PAYMENTS AND VALUES

The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you choose. The death benefit will never decrease below the Specified Amount of your policy.

Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 5%.

The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.


                                                        Summary of the policy  1

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If you cancel the policy and return it to the Company during the Free Look Period, your premium payments will be returned by the Company. After the Free Look Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fourteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from it from the amount it will pay you. The Fund Value minus Fund Charges and minus the amount of debt outstanding from loans you have received plus any unearned interest on the outstanding debt is called the Cash Value of the policy.

Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed under the policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.

The policy remains in effect until the earliest of:

o A grace period expiring without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

o   Age 95.

o   Death of the insured.

o   Full surrender of the policy.

Generally, the policy remains in effect only as long as the Cash Value less any Outstanding Debt is sufficient to pay all monthly deductions. However, during the first two years the policy is in effect, the Company will determine an amount which if paid during those first two policy years will keep the policy and all rider coverages in effect for the first two policy years even if the Cash Value less any Outstanding Debt of the policy is not enough to pay monthly deductions. This amount is called the Minimum Monthly Premium. A choice of two Guaranteed Death Benefit Riders is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders may remain in effect. The Guaranteed Death Benefit Riders require the payment of an agreed upon amount of premiums and is discussed on the following page.


2  Summary of the policy

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CHARGES AND DEDUCTIONS

The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found in "Charges and deductions" later in this prospectus. For information concerning compensation paid for the sale of the policy, see "Distribution of the policies."

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Deductions from Premiums
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Sales charge                                             Premiums paid during first ten policy years -- 4.00%
Varies based on number of years the policy has been in   Premiums paid during policy years 11-20 -- 2.00%
effect. It is a percentage of Premium paid.              Premiums paid after policy year 20 -- 0.00%
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Tax Charge                                               State and local -- 2.00%
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DAC Charge                                               Federal -- 1.25%
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 Daily Deduction from MONY America Variable Account L
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Mortality & expense risk charge                          0.75% of subaccount value (0.002055% daily)
Maximum Annual Rate
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 Deductions from Fund Value
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Cost of insurance charge                                 Current cost of insurance rate x net amount at risk at
                                                         the beginning of the policy month
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Administrative charge                                                           Each of 1st       Each Month
Monthly charge based on Specified Amount of policy.      Specified Amount     12 Policy Months    Thereafter
                                                         -------------------- ------------------  -----------
                                                         Less than $250,000   $ 31.50*             $ 6.50
                                                         $250,000-$499,999    $ 28.50*             $ 3.50
                                                         $500,000 or more     $ 25.00*                None
                                                         * Reduced by $5.00 for issue ages 0 through 17.
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Guaranteed death benefit charge                          $0.01 per $1,000 of Specified Amount and certain Rider amounts.
Monthly Charge for Death Benefit Rider                   Please note that the Rider requires that premiums on the policy itself be paid in order to remain in effect.
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Optional insurance benefits charge                       As applicable.
Monthly Deduction for any other Optional
Insurance Benefits added by rider.
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Transaction and other charges
-- Partial Surrender Fee                                 -- The lesser of 2% of the amount surrendered or $25.
-- Transfer of Fund Value (at Company's option)          -- Maximum of $25 on each transfer in a policy year
                                                            exceeding four.1
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1    Currently, there is no charge on transfers among investment options.


                                                         Summary of the policy 3

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Fund charges                                                                                                      Administrative
Administrative fund charge                                   Issue Age*                                            Fund Charge
Administrative fund charge over 14 years based on a          ----------                                          ---------------
schedule. Factors per $1,000 of Specified Amount vary        0-25................................................    $ 2.50
based on issue age.                                          26..................................................      3.00
                                                             27..................................................      3.50
                                                             28..................................................      4.00
                                                             29..................................................      4.50
                                                             30 or higher........................................      5.00
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Sales fund charge                                            Issue Age*                                            Percentage
Percentage of premiums paid in the first 5 years, up to a    -----------                                           ----------
maximum amount of premiums called the target premium         0-17................................................      50%
calculated based on a schedule over 14 years.                18-65...............................................      75
                                                             66..................................................      70
                                                             67..................................................      65
                                                             68..................................................      60
                                                             69..................................................      55
                                                             70 or higher........................................      50

                                                             * Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

                                                             The Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.
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PORTFOLIO OPERATING EXPENSES


MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. You also bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for that portfolio.



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                   Portfolio operating expenses expressed as an annual percentage of daily net assets
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Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted from   Lowest     Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other     ------     -------
expenses)(1)                                                                          0.28%      1.55%
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(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.


4 Summary of the policy

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THE DEATH BENEFIT

The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

OPTION I -- The death benefit equals the greater of:

(a) The Specified Amount in force on the date of death plus the increase in Fund Value since the last Monthly Anniversary Day, and

(b) Fund Value on the date of death, plus the applicable death ben efit percentage of the Fund Value on the last Monthly Anniversary Day.

If you choose Option I, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

OPTION II -- The death benefit equals the greater of:

(a) The Specified Amount in force on the date of death, plus the Fund Value on the date of death, and

(b) The Fund Value on the date of death, plus the applicable death benefit percentage of the Fund Value on the last Monthly Anniversary Day.

If you choose Option II, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death benefits under the policy."

When you apply for insurance, you can purchase either of two benefit periods under the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect during the applicable benefit period. At issue, you can elect either one of two benefit periods as follows: (a) the later of the insured's age 75, or ten years from the date of the policy, or (b) the Maturity Date regardless of the policy's Cash Value. (See "Detailed information about the policy -- Guaranteed Death Benefit Rider.")


PREMIUM FEATURES

You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first two policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value, less any Outstanding Debt, can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal income tax considerations."

The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace period and lapse." If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."

ALLOCATION OPTIONS

You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of AXA Premier VIP Trust, EQ Advisors Trust, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products (VIP), or Janus Aspen Series (collectively the "Funds"). The subaccounts available under the policy are described in "The Funds."

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Value" under "Detailed information about the policy" for more information.

POLICY LOANS

You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy loans" under "Detailed information about the policy" for more information.


                                                        Summary of the policy  5

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The amount of Outstanding Debt reduced by any unearned interest is subtracted from your death benefit. Your Outstanding Debt reduced by any unearned interest is repaid from the proceeds of a full surrender. See "Full surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace period and lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.


FULL SURRENDER

You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any fund surrender charge, and minus (c) any Outstanding Debt plus any unearned loan interest. See "Full surrender" under "Detailed information about the policy" for more information.


PARTIAL SURRENDER

You may request a partial surrender after your Policy has been in effect for 2 years if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500 and the resulting Specified Amount is not less than the minimum we then allow. If the requested amount exceeds the amount available, we will reject your request. A partial surrender will decrease the Specified Amount. See "Partial surrender" under "Detailed information about the policy" for more information.

Partial surrenders must be for at least $500. A partial surrender fee of $25 or 2% of the amount surrendered (whichever is less) will be assessed against the remaining Fund Value. A portion of the fund charge may be assessed on a partial surrender.


PREFERRED PARTIAL SURRENDER

You may request up to 10% of your Policy's Cash Value without reducing the Specified Amount of your policy and without incurring a fund charge. The maximum amount available for preferred partial surrenders during a policy year will be determined on the date of the first surrender in that policy year. You may make this request after your Policy has been in effect for two years. You will have to pay the partial surrender fee. See "Preferred partial surrender" under "Detailed information about the policy" for more information.


FREE LOOK PERIOD


This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.


You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return the policy within 45 days after the date you sign the application for the policy. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount of the Variable Account. See "Right to examine a Policy -- Free Look Period."

GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

(1)  it has a Cash Value, less any Outstanding Debt, greater than zero;

(2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

(3) during the first two policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (and related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider. See "Choice of Guaranteed Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace period and lapse."

You must understand that after the first two policy years, the policy can lapse even if the scheduled premium payments are made unless you have met the requirements of the Guaranteed Death Benefit Rider.


TAX TREATMENT OF INCREASES IN FUND VALUE

The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal income tax considerations."


TAX TREATMENT OF DEATH BENEFIT

Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal income tax considerations."


RIDERS

Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are six riders available with this policy:

o   Guaranteed Death Benefit Rider

o   Spouse's Term Rider (This rider is no longer available for new elections.)

o   Children's Term Insurance Rider

o   Accidental Death Benefit Rider

6  Summary of the policy

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o   Purchase Option Rider

o   Waiver of Monthly Deductions Rider


CONTACTING THE COMPANY

All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 100 Madison Street, Syracuse, New York 13202, 1-800-487-6669.


STATE VARIATIONS

Policies issued in your state may provide different features and benefits from those described in this Prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.


REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.


                                                        Summary of the policy  7

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2. Who is MONY Life Insurance Company of America?

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MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/fax/ Internet transactions" for effective dates for processing telephone, Internet and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
For policy owner inquiries, write our Operations Center:
MONY Life Insurance Company of America
Policyholder Services
100 Madison Street
Syracuse, New York 13202


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------


Customer service representatives are available weekdays from 9AM to 5PM, Eastern Time, at 1-800-487-6669.



--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------


You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through axa-equitable.com, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or Internet, see "Telephone/fax/Internet transactions" later in this prospectus.


                      ----------------------------------

MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account
L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

Fund Values of the policy allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. We may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. All obligations of the Company under the policy are general corporate obligations of the Company.


8  Who is MONY Life Insurance Company of America?

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The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust.

MONY America Variable Account L is divided into subdivision called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQ Advisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlaying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.


                               Who is MONY Life Insurance Company of America?  9

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3. The Funds

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the policy.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocation options" in "Summary of the policy" for more information about your role in managing your allocations.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are currently available to you under the policy, their objective, and the names of the portfolio investment adviser and subadvisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Eagle Asset Management, Inc.
 GROWTH                                                                                 o SSgA Funds Management, Inc.
                                                                                        o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
*EQ ADVISORS TRUST -- CLASS IA SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOND INDEX                 Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                              approximates the total return performance of the Barclays
                              Capital U.S. Aggregate Bond Index ("Index"), including
                              reinvestment of coupon payments, at a risk level consis-
                              tent with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------


10 The Funds

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------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name                   Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
*EQ ADVISORS TRUST -- CLASS IA SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks to achieve long-term capital appreciation.         o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.            o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES         Seeks to maximize income and capital appreciation        o BlackRock Financial Management, Inc.
                                 through investment in the highest credit quality debt
                                 obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                Seeks to maximize income and capital appreciation        o BlackRock Financial Management, Inc.
                                 through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Seeks to obtain a high level of current income, preserve o The Dreyfus Corporation its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
*EQ ADVISORS TRUST -- CLASS IB SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION             Seeks long-term capital appreciation and current income. o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks to achieve a combination of growth and income to   o Boston Advisors, LLC
 INCOME                          achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH           Seeks to maximize current income.                        o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(1)                 Seeks to achieve long-term growth of capital.            o AXA Equitable
                                                                                          o Marsico Capital Management, LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL                   Seeks to maximize capital appreciation.                  o GAMCO Asset Management Inc.
 COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH          Seeks to achieve capital appreciation.                   o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL             Seeks to achieve capital appreciation.                   o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH          Seeks to achieve long-term capital appreciation and      o T. Rowe Price Associates, Inc.
 STOCK                           secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Seeks to achieve total return through capital            o UBS Global Asset Management
                                 appreciation with income as a secondary consideration.     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,
INC. -- INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,        Seeks to match the total return of the Standard & Poor's o The Dreyfus Corporation
 INC.                            500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) -- SERVICE
CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO          Seeks long-term capital appreciation.                    o Fidelity Management & Research Company
                                                                                            (subadvised by FMR Co., Inc., Fidelity
                                                                                            Management & Research (U.K.) Inc.,
                                                                                            Fidelity Management & Research (Far
                                                                                            East) Inc., and Fidelity Investments
                                                                                            Japan Limited)
------------------------------------------------------------------------------------------------------------------------------------
*JANUS ASPEN SERIES --
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO               Seeks long-term capital growth, consistent with           o Janus Capital Management LLC
                                 preservation of capital and balanced by current income.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 11

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------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name          Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
*JANUS ASPEN SERIES --
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE PORTFOLIO2   Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO         Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE PORTFOLIO3    Seeks long-term growth of capital in a manner consistent   o Janus Capital Management LLC
                        with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------



* The table below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the table above.





    --------------------------------------------
      Footnote No.    Portfolio's Former Name
    --------------------------------------------
                      EQ Advisors Trust
    --------------------------------------------
        1             EQ/Marsico Focus
    --------------------------------------------
                      Janus Aspen Series
    --------------------------------------------
        2             Mid Cap Growth Portfolio
    --------------------------------------------
        3             Worldwide Growth Portfolio
    --------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-487-6669.



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PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

The Funds' prospectuses accompany this prospectus and should be read carefully before investing.


                                                                   The Funds  13

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4.  Detailed information about the policy

--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.


APPLICATION FOR A POLICY

The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of AXA Advisors, LLC ("AXA Advisors"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law. (See "More about the policy -- Distribution of the policies"). A policy can be issued on the life of an insured for ages up to and including 80 with evidence of insurability that satisfies the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The age of the insured is the age on his or her birthday nearest to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

The minimum Specified Amount you may apply for is $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


TEMPORARY INSURANCE COVERAGE

If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premiums -- Premium flexibility."

Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

o   the Policy Release Date, if the policy is issued as applied for;

o the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

o no later than 90 days from the date the Temporary Insurance Agreement is signed;

o the 45th day after the form is signed if you have not finished the last required medical exam;

o 5 days after the Company sends notice to you that it declines to issue any policy; and

o   the date you tell the Company that the policy will be refused.

For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

o   the Policy Release Date, if the policy is issued as applied for;

o the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

o   the date you tell the Company that the policy will be refused; and

o the day written notice of the declination and refund of premium is provided to the applicant.

If the insured dies during the period of temporary coverage, the death benefit will be:

(1) the insurance coverage applied for (including any optional riders) up to $500,000, less

(2) the deductions from premium and the monthly deduction due prior to the date of death.

Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

(1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

(2) the date on which coverage under the Temporary Insurance


14  Detailed information about the policy

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     Agreement ends other than because the applicant has died or the policy applied for is issued or refused.

Premiums will be returned to you with interest within 5 days after the date the Company sends notice to you declining to issue any policy.


INITIAL PREMIUM PAYMENT

Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy if issued exactly as applied for, is effective on (1) the date we authorize its delivery, or (2) any later policy date requested in the application. If your policy is issued other than as applied for, the policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you earns interest until the Policy Release Date. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 5% per year. Upon the Policy Release Date (or when your premium payment is received if you did not pay premium when you applied for the policy) your premiums will be allocated to the Money Market Subaccount. When the Free Look Period ends, amounts held in the Money Market Subaccount will be allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to examine a policy -- Free Look Period."


POLICY DATE

The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.


RISK CLASSIFICATION

Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.


For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Federal income tax considerations" in "Other information" later in this prospectus.


The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

The Free Look Period starts with the delivery of the Policy and ends on the latest of: (a) 10 days after its delivery to you; (b) 45 days after you sign
Part I of the application; and (c) 10 days after we mail or deliver a Notice of Withdrawal Right. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

Your premiums will be allocated to the Money Market Subaccount until the end of the Free Look Period.


PREMIUMS

The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.


PREMIUM FLEXIBILITY

The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

(1) the policy's Specified Amount,

(2) any riders added to the policy, and

(3) the insured's

    (a)  Age,

    (b)  smoking status,


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    (c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of insurance"), and

    (d)  underwriting class.

The Minimum Monthly Premium will be shown in the policy. Subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

The policy is guaranteed not to lapse during the first two policy years if on each monthly anniversary the conditions previously described in "Summary of the policy" are met. See also "Grace period and lapse."

Generally, your policy remains in effect so long as your policy has Surrender Value. Charges that maintain your policy are deducted monthly from Fund Value. The Surrender Value of your policy is affected by:

(1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

(2) the interest earned in the Guaranteed Interest Account,

(3) the deduction from Cash Value of the various charges, costs, and expenses imposed by the policy provisions, and

(4) Outstanding debt.

This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Surrender Value of your policy is sufficient to pay these charges. See "Grace period and lapse."


SCHEDULED PREMIUM PAYMENTS (PLANNED PREMIUM PAYMENTS)

When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments after the first 2 policy years. For policies offered to residents of, or issued for delivery in the Commonwealth of Massachusetts, you will determine a Planned Premium Payment. The Planned Premium Payment provides for the payment of level premiums at fixed intervals over a specified period of time. For those policyowners, the term "Scheduled Premium Payment" used in this Prospectus refers to "Planned Premium Payment."

You may elect to make monthly premium payments by the MONYMatic Plan. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid manually before premiums may be paid by the MONYMatic Plan. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace period and lapse.")

GUARANTEED DEATH BENEFIT RIDER

When you apply for a policy, you will be able to choose to add as an optional insurance benefit the Guaranteed Death Benefit Rider. This rider may extend the period that the Specified Amount of your policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas. (See "Other optional insurance benefits.")


MODIFIED ENDOWMENT CONTRACTS

The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal income tax considerations -- Modified Endowment Contracts."


UNSCHEDULED PREMIUM PAYMENTS

Generally, you may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death benefits under the policy," and "Federal income tax considerations." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied as premium payments. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

If you skip or stop paying premiums, the policy will continue in effect until the Surrender Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace period and lapse."


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Your policy is guaranteed to remain in effect as long as:

(a) the Surrender Value is greater than zero; or

(b) you have purchased the Guaranteed Death Benefit Rider and you have met all its requirements; or

(c) during the first two policy years, the Minimum Monthly Premium requirements are satisfied.


ALLOCATION OF NET PREMIUMS


Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.

You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 100 Madison Street, Syracuse, New York, 13202. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Operations Center at 100 Madison Street, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone/fax/Internet transactions." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the Valuation Date we receive your instructions.


Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.


You may also elect to change allocation instructions for future premiums via the Internet by completing a transaction authorization form online at www.axa-equitable.com. See "Telephone/fax/Internet transactions".



DEATH BENEFITS UNDER THE POLICY

When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

(1) The policy's death benefit, plus

(2) Any insurance proceeds provided by rider, less

(3) Any Outstanding Debt reduced by any unearned loan interest (and, if in the Grace Period, less any overdue charges), less

(4) If death occurs during a period for which a monthly deduction has not been made, any monthly deduction that may apply to that period, including deduction for the month of death.

You may select one of two death benefit Options: Option I or Option II. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option I has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

OPTION I -- The death benefit equals the greater of:

(a) The Specified Amount on date of death, plus the increase in Fund Value since last Monthly Anniversary Day; and

(b) The Fund Value on date of death, plus the applicable death ben efit percentage of the Fund Value on the last Monthly Anniversary Day.

The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined by the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal income tax considerations." The death benefit percentage is 150% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option I.

OPTION II -- The death benefit equals the greater of:

(a) The Specified Amount of the policy, plus the Fund Value as of date of death; and

(b) The Fund Value on date of death, plus the applicable death ben efit percentage of the Fund Value on the last Monthly Anniversary Day.

The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option I and is stated in Appendix A. The death benefit in Option II will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option II.


EXAMPLES OF OPTIONS I AND II

The following examples demonstrate the determination of death benefits under Options I and II. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

--------------------------------------------------------------------------------
                                  Policy 1     Policy 2      Policy 3
--------------------------------------------------------------------------------
Specified Amount                 $ 100,000    $ 100,000     $ 100,000
Fund Value on Date of Death      $  35,000    $  60,000     $  85,000
Death Benefit Percentage              150%         150%          150%
Death Benefit under Option 1     $ 100,000    $ 150,000     $ 212,500
Death Benefit under Option II    $ 135,000    $ 160,000     $ 212,500
--------------------------------------------------------------------------------

Option I, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) and the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 + ($35,000 x 150%) = $87,500).

Option I, Policies 2 & 3: The death benefit is equal to the Fund Value plus the Fund Value multiplied by the death benefit percentage since


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($60,000 + ($60,000 x 150%) = $150,000 for Policy 2; $85,000 + ($85,000 x 150%)
= $212,500 for Policy 3) is greater than the Specified Amount ($100,000).

Option II, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 + ($35,000 x 150%) = $87,500).

Option II, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($60,000 + ($60,000 x 150%) = $150,000).

Option II, Policy 3: The death benefit is the Fund Value plus the Fund Value multiplied by the death benefit percentage ($85,000 + ($85,000 x 150%) = $212,500) since it is greater than the Specified Amount plus the Fund Value ($100,000 + $85,000 = $185,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.


CHANGES IN DEATH BENEFIT OPTION

You may request that the death benefit option under your policy be changed from Option I to Option II, or Option II to Option I. You may make a change by sending a written request to the Company's administrative office. A change from Option II to Option I is made without providing evidence of insurability. A change from Option I to Option II will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

If you change from Option I to Option II your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. The total death benefit will not change immediately. The change to Option II will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

If you change from Option II to Option I, the Specified Amount of the policy will remain the same. The death benefit will be reduced to the Specified Amount. However, the death benefit will equal the Fund Value on the date of death plus the Fund Value on the Monthly Anniversary day prior to the date of death times the Death Benefit Percentage if that amount is greater than the Specified Amount. The change to Option I will generally reduce the death benefit payable in the future.

A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of insurance." If the policy's death benefit is not based on the death benefit percentage under Option I or II, changing from Option II to Option I will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age. Changing the Death Benefit Option may have tax consequences.


CHANGES IN SPECIFIED AMOUNT


You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the second policy anniversary. Increases in Specified Amount are not permitted on or after the insured's age 81 or if the monthly deduction is being waived. For policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted after the insured's age 66. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the policy is in effect and the policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.


To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request. See "Other information -- Federal income tax considerations" for certain possible tax consequences and limitations.


INCREASES

An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company. An increase will not be given for increments of Specified Amount less than $10,000.

When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and deductions." In addition, the fund charge associated with your policy will increase. The fund charge for the increase is computed in a similar way as for the original Specified Amount. The target premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium


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payment is processed. You cannot increase the Specified Amount if monthly deductions are being waived under the Waiver of Monthly Deduction rider.

If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) the new coverage segments. Allocation to new coverage segments will be in the same proportion that the guideline annual premiums for each segment bear to the sum of guideline annual premiums for all segments. Guideline annual premiums are defined by federal securities law. Fund Value will also be allocated to each coverage segment.

You will have the right to cancel an increase in the Specified Amount within the later of (1) 45 days after Part I of the application for the increase is signed, (2) ten days (or longer in certain states) after receipt of the policy endorsement applicable to the increase, or (3) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The policy fund charge will also be adjusted to the amount which would have existed had the increase never taken place.


DECREASES

Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

(1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

(2) To the next most recent increases successively, and last

(3) To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.

If the reduction decreases the Specified Amount during the Fund Charges period, the Fund Charges on the remaining Specified Amount will be reduced. However, an amount equal to the reduction in the Fund Charges will be deducted from the Fund Value. See "Charges and deductions -- Fund charges." Target premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

(1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy,

(2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Surrender Value of your policy, or

(3) The decrease would result in a Specified Amount which is less than the Specified Amount we then allow or if the resulting Fund Value would be less than the product of: (a) the number of months to the next policy anniversary, times (b) the monthly deduction.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal income tax considerations" for information on how changes in benefits can have limitations and tax implications under various tax rules.


OTHER OPTIONAL INSURANCE BENEFITS

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits and their limitations. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.


See "Federal income tax considerations" and "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Other information" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.



GUARANTEED DEATH BENEFIT RIDER

When you apply for your policy you will be able to add as an optional insurance benefit the Guaranteed Death Benefit Rider. This rider provides under certain circumstances a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect, even if the Cash Value of the policy is zero on any monthly anniversary date.

The Guaranteed Death Benefit Rider allows you to choose the length of the period during which the policy is guaranteed to remain in effect. The available two periods are:

o   until the Insured age reaches 75 (but not less than 10 years from the Policy
    Date); or

o   until the Maturity Date of your policy.

To remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will end subject to the rider's grace period. In addition, this rider will automatically end at the later of the insured's age 75 or ten years from


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the policy date or the Maturity Date of the Policy ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end when the rider is no longer in force. See "Deductions from Fund Value -- Guaranteed Death Benefit Charge"

On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider you have chosen in effect. To remain in effect, we make two calculations.

The first calculation shows the net premiums you have paid. We:

(1) total the actual premiums you have paid for the policy, and

(2) subtract the amount of:

    (a) partial surrenders (and associated fees), and

    (b) outstanding debt

The second calculation shows the amount of premiums the rider required you to pay. We:

(1) take the Monthly Guarantee Premium specified by the rider and

(2) multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the rider, will end. Once ended, the rider cannot be reinstated.

The grace period for this rider is explained in the section called "Grace period and lapse -- if Guaranteed Death Benefit Rider is in effect."

The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey or Texas. Because the Guaranteed Death Benefit Rider is not available, the Grace Period and Lapse will be treated as if the Guaranteed Death Benefit is not in effect.

It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.)


SPOUSE'S TERM RIDER

This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company or any other plan we choose to offer, at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later. (This rider is no longer available for new elections.)

CHILDREN'S TERM INSURANCE RIDER

This rider provides term insurance coverage on the lives of the dependent children of the insured under age 18. The coverage continues to the policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of one-fifth of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company or any other plan we choose to offer.


ACCIDENTAL DEATH BENEFIT RIDER

This rider pays the benefit amount selected if the insured dies as a result of an accident. The loss must occur after the insured's age 5 and prior to insured's age 70 and within 90 days of the accident. A benefit equal to twice the rider amount is payable if:

(1) accidental death occurs as the result of riding as a passenger, and

(2) the accidental death occurred while riding in a public conveyance, and

(3) the public conveyance was being operated commercially to trans port passengers for hire.

The maximum amount of coverage is the initial specified amount but not more than the greater of:

(1) $100,000 total coverage of all such insurance in the Company or its affiliates, or

(2) $200,000 of all such coverages regardless of insurance compa nies issuing such coverages.


PURCHASE OPTION RIDER

This rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

o   Marriage of the insured.

o   Birth of a child of the insured.

o   Legal adoption of a child by insured.

A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the insured has a covered total disability for 6 months without interruption and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) cost of insurance charges, and rider charges. During this period the charges are waived


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and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. The duration of the benefit depends on the age of the insured when the covered total disability occurs.



BENEFITS AT MATURITY

The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Surrender Value of the policy. See "Other Information - Federal income tax considerations" for the tax treatment of an endowment benefit. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.


POLICY VALUES


FUND VALUE

The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

On each Valuation Date, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.


CASH VALUE

The Cash Value of the policy equals the Fund Value less Fund Charge. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge. Once the surrender charge expires, the Cash Value equals the Fund Value.


DETERMINATION OF FUND VALUE

Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

o   Payment of premiums.

o   Amount held in the Loan Account to secure any Outstanding Debt.

o   Partial surrenders.

o   Preferred Partial Surrenders.

o   The charges assessed in connection with the policy.

o   Investment experience of the subaccounts.

o   Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

o   The investment income.

o   Realized and unrealized capital gains and losses.

o   Expenses of a portfolio including the investment adviser fees.

o   Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating unit values for each subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

o   Make partial surrenders.

o   Make Preferred Partial Surrenders.

o   Make full surrenders.

o   Transfer amounts from a subaccount (including transfers to the Loan
    Account).

o   Pay the death benefit when the insured dies.

o   Pay monthly deductions from the policy's Fund Value.

o   Pay policy transaction charges.

o   Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 PM Eastern
Time), the transaction date will


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be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.


You may also elect to transfer Fund Value via the Internet by completing a transaction authorization form online at www.axa-equitable.com. See "Telephone/fax/Internet transactions".



CALCULATING FUND VALUE

The Fund Value of your policy on the policy date is:

(a) the net premiums received by us on or before the policy date; less

(b) the monthly deduction due on the policy date.

After that, we make Fund Value calculations on Valuation Dates. On any Valuation Date, we determine the Fund Value of a policy as follows:

(a) determine the policy's Fund Value in each subaccount (see below) on that Valuation Date;

(b) determine the amount of any refund by multiplying the Fund Value in the subaccount by 0.04167%. This refund is determined and allocated to each subaccount on each monthly anniversary day after the 10th policy anniversary. It is based on current expectations as to mortality, investment earnings, persistency and expenses, and is not guaranteed;

(c) total the Fund Value in each subaccount on that Valuation Date;

(d) add the Fund Value in the Guaranteed Interest Account on that Valuation Date; this is the accumulated value with interest of the net premiums allocated, and amounts transferred, to the Guaranteed Interest Account before that Valuation Date, decreased by any allocations against the Guaranteed Interest Account before that Valuation Date for: (i) any amounts transferred to Loan Account; (ii) any amounts transferred to the sub-accounts and applicable transfer charge; (iii) any partial surrender and its fee; and (iv) any monthly deductions.

(e) add any amounts in the Loan Account on that Valuation Date;

(f) add interest credited on that Valuation Date on the amounts in the Loan Account since the last monthly anniversary day;

(g) add any net premiums received on that Valuation Date;

(h) deduct any partial surrender, and its fee, made on that Valuation Date; and

(i) deduct any monthly deduction to be made on that Valuation Date.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

The Company calculates the unit value of a subaccount on any Valuation Date as follows:

(1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

(2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

(3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily deductions from MONY America Variable Account -- Mortality and Expense Risk Charge." If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

(4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

The unit value of each subaccount on its first Valuation Date was set at $10.00.


TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts after the Free Look Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone/fax/Internet transactions." Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace period and lapse." No charges are currently imposed upon transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers in excess of four during a policy year and to discontinue telephone transfers.


You may also elect to transfer Fund Value via the Internet by completing a transaction authorization form online at www.axa-equitable.com. See "Telephone/fax/Internet transactions".


After the Free Look Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."

Please see "Allocation options" in "Summary of the policy" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term inves-


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tors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer subaccounts with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


RIGHT TO EXCHANGE POLICY

During the first 24 months following the policy date or an increase in the Specified Amount, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


POLICY LOANS

You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper


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written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The minimum amount you may borrow is $250. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

Loan interest is payable in advance on each policy anniversary at an annual rate of 5.4%. Interest on the full amount of any Outstanding Debt for the following Policy Year is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on the basis you specify, or, if you do not specify, on a proportional basis.

The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 5%. After the tenth Policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be 0.5% higher than otherwise applicable. This increase is not guaranteed.

Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.


Outstanding Debt may affect the length of time the policy remains in effect. During the first 2 policy years, your policy will lapse when (1) the sum of all premiums paid less partial surrenders, fees and Outstanding Debt is less than the required minimum premium amount, and (2) the minimum payment required is not made during the grace period. After the second policy anniversary (or, in some instances, the second anniversary following an increase), your policy will lapse when (1) Cash Value less Outstanding Debt is insufficient to cover the monthly deduction against the policy's Fund Value on any Monthly Anniversary Day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less any partial surrenders and their fees and less any Outstanding Debt, do not exceed the premium required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace period and lapse."


A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal income tax considerations."

FULL SURRENDER

You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any Fund Charges, and (2) any Outstanding Debt reduced by any unearned loan interest (the "Surrender value").

You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan/settlement provisions." For information on the tax effects of surrender of a policy, see "Federal income tax consideration."

PARTIAL SURRENDER

With a partial surrender, you obtain a part of the Surrender Value of your policy without having to surrender the policy in full. You may


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request a partial surrender after the second policy anniversary. The partial surrender will take effect on (1) the Valuation Date that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year. However, the Company reserves the right to limit the number of partial surrenders to 12 per year. A partial surrender may not result in a Specified Amount in force less than the minimum we then allow.

A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Surrender Value must be at least $500 after the partial surrender. However, partial surrenders from the Guaranteed Interest Account are subject to certain limitations. You can only make a partial surrender of amounts in the Guaranteed Interest Account to a maximum amount which bears the same proportion to the total amount being surrendered as the amount of Fund Value held in the Guaranteed Interest Account bears to the Fund Value in the Guaranteed Interest Account. and all subaccounts on the date of the partial surrender.

You may make a partial surrender by submitting a proper written request to the Company's home office. Partial surrender allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages and at least 10% of the partial surrender must be allocated against the Guaranteed Interest Account or any subaccount included in the allocation. We will not accept an allocation request that is incorrect or if there is insufficient Fund Value in the Guaranteed Interest Account or subaccount to provide the requested allocation against it. But, if an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Fund Value held in the Guaranteed Interest Account and each subaccount bears to the Fund Value in the Guaranteed Interest Account and all the subaccounts. As of the effective date of any partial surrender, your Fund Value, Cash Value, and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of any partial surrender (plus the applicable fee) is allocated proportionately to the policy owner's Fund Value in the subaccounts and Guaranteed Interest Account unless he/she requests otherwise. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

If death benefit Option 1 is in effect on the day on which a partial surrender is made, we shall then reduce the amount of the death benefit payable on that day by the amount of the partial surrender, plus its applicable fee. If the amount of that reduced death benefit is less than the Specified Amount in force on that day, then the Specified Amount in force on that day will be decreased to equal the amount of that reduced death benefit. But the amount of partial surrender cannot result in a Specified Amount in force less than the minimum Specified Amount we allow. A partial surrender will not change the Specified Amount of a policy on which the owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the partial surrender will reduce the death benefit by the amount of the partial surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the insured, a partial surrender may cause the death benefit to decrease by an amount greater than the amount of the partial surrender. See "Death benefits under the policy."

A fee for each Partial Surrender will be assessed. See "Charges and deductions -- transaction and other charges". In addition, a portion of the Fund Charges may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and deductions -- Fund charges."

For information on the tax treatment of partial surrenders and potential tax effects of policy changes such as a reduction in Specified Amount, see "Federal income tax considerations."


PREFERRED PARTIAL SURRENDER

A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the policy owner to receive amounts up to 10% of the Cash Value of the policy each year. The Cash Value of the policy is determined on the date the first request for a Partial Surrender is received in a Policy Year. The partial surrender fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

(1) it has a Surrender Value greater than zero, or

(2) if you have purchased the Guaranteed Death Benefit Rider, you satisfy all the requirements of that rider;

    and

(3) you make any required additional premium payments during a 61-day Grace Period.


SPECIAL RULE FOR FIRST TWO POLICY YEARS

During the first two policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

o   Your policy's Surrender Value is greater than zero, or

o The sum of the premiums paid minus all partial surrenders (and related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

Your policy may be at risk of lapse depending on whether or not the Guaranteed Death Benefit Rider is in effect if:

o   The insufficiency occurs at any other time, or

o The Minimum Monthly Premium test has not been met during the first two policy years (as described above).

See the explanation below.

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IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

To avoid lapse if (1) the Surrender Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

If the Cash Value of your policy less any Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first two policy years, if the Cash Value of the policy is less than zero, you must pay:

(1) The Minimum Monthly Premium not paid, plus

(2) Not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly premiums remaining until the next Scheduled Premium due date.

After the second policy anniversary, the payment required is:

(1) The monthly deduction not paid, plus

(2) Two succeeding monthly deductions or, if greater, the number of monthly deductions until the next scheduled premium due date, plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and deductions -- deductions from premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

(1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

(2) Any unpaid monthly deductions and any Outstanding Debt.


IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Surrender Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

(1) The Guaranteed Death Benefit Rider is in effect, and

(2) The test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider."

While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.


REINSTATEMENT

We may reinstate a lapsed policy at any time, but only:

(1) Before the maturity date, and

(2) within five years after the monthly anniversary day which pre cedes the start of the grace period.

To reinstate a lapsed policy we must also receive:

(1) A written application from you,

(2) evidence of insurability satisfactory to us,

(3) payment of all monthly deductions that were due and unpaid during the grace period,

(4) payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date and

(5) payment or reinstatement of any debt due us on the policy, plus payment of interest on any reinstated debt from the date of reinstatement to the next policy anniversary at the rate which applies to policy loans on the date of reinstatement.

When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

(1) The Fund Charges will be equal to the Fund Charges that would have existed had your policy been in effect since the original policy date.

(2) The Fund Value will be reduced by the decrease, if any, in the Fund Charge during the period that the policy was not in effect.

(3) Any Outstanding Debt on the date of lapse will also be rein stated.

(4) No interest on amounts held in our Loan Account to secure Out standing Debt will be paid or credited between lapse and reinstatement.


Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions. See "Federal income tax considerations" for additional information.



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5. Charges and Deductions

--------------------------------------------------------------------------------

The following chart is intended to provide an overview of the current charges and deductions under the policy. We may profit from one or more of the charges deducted under the policy. We may use these profits for any corporate purpose, including financing the distribution of the policy. Please see the discussion of each item in this prospectus and in the policy for further details.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.


------------------------------------------------------------------------------------------------------------------------------------
Deductions from Premiums
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge                                                         4% during first 10 policy years
It is a % of Premium paid                                            2% in policy years 11-20
                                                                     0% after policy year 20
------------------------------------------------------------------------------------------------------------------------------------
Tax Charge                                                           State and local -- 2%
------------------------------------------------------------------------------------------------------------------------------------
DAC Charge                                                           Federal -- 1.25%
------------------------------------------------------------------------------------------------------------------------------------
Daily Deduction from MONY America Variable Account L
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                                      0.75% of subaccount value (0.002055% daily)
Maximum Annual Rate
------------------------------------------------------------------------------------------------------------------------------------
Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                                             Current cost of insurance rate x net amount at risk at the beginning of the policy month.
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge                                                See discussion of Administrative Charge for schedule.
Monthly
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                                      $0.01 per $1,000 of Specified Amount and certain Rider
                                                                     amounts.
------------------------------------------------------------------------------------------------------------------------------------
Monthly Charge for Death Benefit Rider                               Please note that the Rider requires that premiums on the
                                                                     policy itself be paid in order to remain in effect.
------------------------------------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                                   As applicable.
Monthly Deduction for any other Optional Insurance
Benefits added by rider.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and Other Charges
o Partial Surrender Fee                                              o The lesser of 2% of the amount surrendered or $25.
o Transfer of Fund Value (at Company's Option)                       o Maximum of $25 on transfers which exceed 4 in any policy year.1
------------------------------------------------------------------------------------------------------------------------------------
Fund Charges                                                         See discussion of Fund Charges for grading schedule.
o Administrative Fund Charge
Grades from 100% to 0% over 15 years based on a schedule. Factors per $1,000 of Specified Amount vary based on issue age, gender, and underwriting class.

o Sales Fund Charge                                                  See discussion of Fund Charges for percentage schedule.
Percentage of premium paid in first five years up to a maximum amount of premiums called the target premium. Grades from 100%
to 0% over 15 years based on a schedule. Factors per $1,000 of
Specified Amount vary based on issue age, gender and underwriting class.
------------------------------------------------------------------------------------------------------------------------------------

1 Currently, there is no charge on transfers among investment options.

                                                       Charges and Deductions 27

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The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.


DEDUCTIONS FROM PREMIUMS

Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

SALES CHARGE -- This charge is equal to a percent of premiums paid as follows:

o   Policy years 1-10: 4%

o   Policy years 11-20: 2%

o   Policy years after 20: 0%

The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

TAX CHARGE -- State and local premium tax -- currently 2%; charge for federal tax deferred acquisition costs of the Company -- currently 1.25%.

All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

The 1.25% DAC charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC
Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to the federal tax deferred acquisition cost provisions.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

MORTALITY AND EXPENSE RISK CHARGE -- Maximum of 0.002055% of the amount in the subaccount, which is equivalent to an annual rate of 0.75% of subaccount value.


The Mortality and Expense Risk Charge will effectively be reduced after the tenth policy anniversary. Each month after said date, an expected amount equal to 0.04167% of the subaccount value will be credited to the Fund Value allocated to the subaccounts. This is equivalent to 0.5% on an annualized basis. This amount is not guaranteed. The allocation among subaccounts will be done proportionately on each monthly anniversary following the tenth policy anniversary.

This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE

A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:


COST OF INSURANCE -- This charge compensates us for the anticipated cost of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund Value at that time. The factors that affect the net amount at risk include investment performance, payment of premiums, and charges to the policy.

The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) at most ages than the guaranteed rates, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose policies have been in effect for the same amount of


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time. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).


ADMINISTRATIVE CHARGE

An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by issue age of the insured, policy duration and with the size of a policy's Specified Amount.


--------------------------------------------------------------------------------
                             First 12    Each Policy
                             Policy        Month
                             Months      Thereafter
--------------------------------------------------------------------------------
Specified Amount:
   Less than $250,000       $ 31.50*     $ 6.50
   $250,000 to $499,000      28.50*        3.50
   $500,000 or more          25.00*        None
--------------------------------------------------------------------------------
* Reduced by $5.00 for issue ages 0 through 17. Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

For purposes of this charge, if an increase or decrease in Specified Amount causes your policy to change bands, the monthly administrative charges on the monthly anniversary day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

GUARANTEED DEATH BENEFIT CHARGE -- If you elect the Guaranteed Death Benefit Rider, you will be charged $0.01 per $1,000 of policy Specified Amount and certain rider amounts per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.

OPTIONAL INSURANCE BENEFITS CHARGE -- A monthly deduction for any other optional insurance benefits added to the policy by rider.


FUND CHARGES

There will be a difference between the Fund Value of the policy and its Cash Value for at least the first fourteen policy years. This difference is the Fund Charges, which are contingent deferred loads. They are contingent loads because they are assessed only if the policy is surrendered, if the policy lapses, or if the Specified Amount of the policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charges against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

ADMINISTRATIVE FUND CHARGE

The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

--------------------------------------------------------------------------------
                                     Administrative
 Issue Age*                           Fund Charge
--------------------------------------------------------------------------------
 0-25                                  $ 2.50
 26                                      3.00
 27                                      3.50
 28                                      4.00
 29                                      4.50
 30 or higher                            5.00
--------------------------------------------------------------------------------
* Issue Ages a re restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

The amount of the charge remains level for five policy years. After the fifth policy Anniversary , the charge decreases by 10% per year until it reaches zero at the end of the 14th policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

For example, if a policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third policy year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that policy is increased in the fourth policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining insurability and your underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

SALES FUND CHARGE

To determine the Sales Fund Charge, a "target premium" is used. The target premium is not based on the minimum annual premiums or the scheduled premium payments. The maximum Sales Fund Charge for the initial Specified Amount of the policy will be equal to the following percentage of premiums paid up to one target premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for your policy is a percentage of the premiums paid on your policy during the first five policy years, up to the maximum. This percentage varies by the Age of the Insured on the policy date as follows:


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--------------------------------------------------------------------------------
                                     Percentage of
 Age*                                Premiums Paid
--------------------------------------------------------------------------------
 0-17                                    50%
 18-65                                   75%
 66                                      70%
 67                                      65%
 68                                      60%
 69                                      55%
 70 or higher                            50%
--------------------------------------------------------------------------------
* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year. An additional Sales Fund Charge is created each time a new coverage segment of Specified Amount is added. The Sales Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Sales Fund Charge.

During the first two Policy years, the Sales Fund Charge will be further limited.

As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the, Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund charge during the first five Policy Years would be 75% of this amount, or $435.00.

The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.

EFFECT OF CHANGES IN SPECIFIED AMOUNT ON THE FUND CHARGE. The Fund Charges will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The Fund Charges related to the increase will be calculated in the same manner as the Fund Charges for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales fund charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new Fund Charges for the policy will equal the remaining portion of the Fund Charges for the original Specified Amount, plus the Fund Charges related to the increase.

A portion of the Fund Charges will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from (1) a requested decrease, (2) a change of death benefit option from Option II to Option I, or
(3) a partial surrender. The Fund Charges, as well as the transaction charge assessed for the partial surrender, if applicable, will be deducted from the subaccounts and the Guaranteed Interest Account in the same manner as monthly deductions. For purposes of this calculation, if any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charges which apply to the policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.


TRANSACTION AND OTHER CHARGES

o Partial Surrender Fee -- The lesser of 2% of the partial surrender amount or $25.

o Transfer of Fund Value -- Maximum of $25 on each transfer in a policy year exceeding four; currently $0.

The partial surrender fee is guaranteed not to exceed the amounts above. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers which exceed 4 in any policy year. For policies issued for delivery to residents of the Commonwealth of Massachusetts, we guarantee that no transfer charge will be imposed on transfers made within one year from the date the policy is issued.

We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Federal income tax considerations -- Our income taxes."

We will bear the direct operating expenses of MONY America Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.


FEES AND EXPENSES OF THE FUNDS

The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth in "Fees and Expenses of the Funds." Their Boards govern the Funds. Certain portfolios available under the policy in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.


GUARANTEE OF CERTAIN CHARGES

We guarantee that the following charges will not increase:

(1) Mortality and expense risk charge.

(2) Administrative charge.

(3) Sales charge.

(4) Guaranteed cost of insurance rates.

(5) Fund charge.

(6) Partial surrender fee.

Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

(1) Future expectations with respect to investment earnings,


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(2) Mortality,

(3) Length of time policies will remain in effect,

(4) Expenses, and

(5) Taxes.

In no event will they exceed the guaranteed rates defined in the policy.


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6. Other information

--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS


INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.



INCOME TAX TREATMENT OF POLICY BENEFITS

In general, we believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.


Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract." An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

Pre-death distributions from Modified Endowment Contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as Modified Endowment Contracts if the policies are issued by the same insurance company (or its affiliates) to the same policyholder in the same calendar year.


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The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

Amount received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

(1) When the taxpayer is at least 59 1/2 years old;

(2) Which is attributable to the taxpayer becoming disabled; or

(3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.


A corporation or other non-natural person owner will not meet any of these exceptions.


A policy may not be a Modified Endowment Contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a Modified Endowment Contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a Modified Endowment Contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a Modified Endowment Contract.

It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a Modified Endowment Contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance policies.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3) A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions when made. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping


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taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.


PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS AND EMPLOYER OWNED POLICIES Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


Requirements for income tax free death benefits. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.


The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar insurance plans may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.


In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


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ESTATES, GIFTS AND OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.



2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings or other changes may not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


VOTING OF FUND SHARES

Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

(1) The Investment Company Act of 1940 (the "Act") or any regula tions thereunder is amended, or

(2) The present interpretation of the Act should change, and

(3) As a result we determine that it is permitted to vote the shares of the Funds in our right.

The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exer-


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cised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company. One result of proportionate voting is that a small number of policy owners may control the outcome of a vote.


DISREGARD OF VOTING INSTRUCTIONS

The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.


REPORT TO POLICY OWNERS

A statement will be sent at least annually to each policy owner setting forth:

(1) A summary of the transactions which occurred since the last statement, and

(2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.


SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

(1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

(2) In the sole judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

The substituted portfolio may have different fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs, tax considerations or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

(1) Be operated as a management investment company under the Investment Company Act of 1940 (the "Act") or any other form permitted by law,

(2) Be deregistered under that Act if such registration is no longer required, or

(3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.


CHANGES TO COMPLY WITH LAW

The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.


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VARIATIONS AMONG POLICIES


Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.


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7. The Guaranteed Interest Account

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You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.


GENERAL DESCRIPTION

Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0133689% daily, compounded daily, for a minimum effective annual rate of 5.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5.0% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%.) After the tenth policy anniversary, an increase in the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account and Loan Account is expected. The rate is expected to be 0.5% higher. Neither increase is guaranteed.

The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to exchange Policy. See "Right to exchange Policy."


DEATH BENEFIT

The Death Benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The Death Benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last monthly anniversary or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a Death Benefit percentage. Under Option II, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value on date of death or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a Death Benefit percentage. See "Death Benefits under the Policy."


POLICY CHARGES

Deductions from premium, monthly deductions from the Fund Value, and Fund charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider, and administrative Fund Charge and sales Fund Charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment


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experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.


TRANSFERS

Amounts may be transferred after the Free Look Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

o Transfers to the Guaranteed Interest Account may be made at any time and in any amount subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account. These limits are waived if the policyowner elects the Right to exchange the Policy. See "Right to exchange the Policy."

o Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

    o   one in any policy year,

    o the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of transfer, and

    o the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the Valuation Date when it is received. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations for transfers in excess of four per policy year, subject to the maximum charge guaranteed in the policy on the number and the dollar amount of transfers.


SURRENDERS AND POLICY LOANS

You may also make full surrenders, partial surrenders, and preferred partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full surrender," and "Partial surrender." However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


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8. More about the policy

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OWNERSHIP

The policy owner is the individual named as such in the application or in any later change shown in the Company's records. A change in owner can have adverse tax consequences. Consult your tax adviser as to your specific situation. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.


JOINT OWNERS

If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.


BENEFICIARY

The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the death benefit proceeds will be payable to the insured's estate.

The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds. Living means living on the earlier of: (a) the day due proof of the insured's death is received by us at the Home Office; and
(b) the 14th day after the insured's death.


THE POLICY

This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.


PAYMENTS

Within seven days after the Company receives all the information needed for processing a payment, the Company will:

(1) Pay death benefit proceeds, and

(2) Pay the Surrender Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts.

However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

o The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

o An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about account policy to government regulators.


PAYMENT PLAN/SETTLEMENT PROVISIONS

Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. If a payment plan is purchased, the monthly payments consisting of proceeds plus interest will be paid in accordance with the payment plan selected under your policy. Please refer to the settlement option provisions in your policy for details. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income


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would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.


PAYMENT IN CASE OF SUICIDE

If the insured dies by suicide, (1) while sane or insane, (2) within two years from the date of issue or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.


ASSIGNMENT


You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal income tax considerations.") An assignment may also have other tax consequences for which you should consult your tax adviser.




ERRORS ON THE APPLICATION

If the age or gender of the insured has been misstated, the death benefit under this policy will be the sum of (a) and (b), where:

(a) is the Fund Value on the date of death; and

(b) is the amount at risk on the last monthly anniversary day, multi plied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or sex to the insurance rate that would have applied on that monthly anniversary day based on the correct age and sex.


INCONTESTABILITY

The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

(1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from its date of issue; and

(2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.


POLICY ILLUSTRATION FEE

Upon written request, the Company will send you a hypothetical illustration of future benefits under the policy based on both guaranteed and current cost assumptions. We charge a fee of up to $25 for this service. We will bill you for this amount. This is not a charge that is deducted from your Fund Value. Contact the agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


DISTRIBUTION OF THE POLICIES

The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account L.+ The offering of the policies is intended to be continuous.

AXA Advisors and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Premium-based compensation paid by the Company to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 4.0% of premiums paid in years 2-10. Beginning in the sixth policy year, the Distributors will receive ongoing asset-based compensation up to a maximum of 0.10% annually of the Fund Value of the Policy.

Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 110% of the increase in premiums paid on or after the increase to a maximum amount. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.

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The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by the Company to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



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9. More about the Company

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MANAGEMENT
The business address for the officers and directors of MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 1290 Avenue of the Americas, New York, NY 10104.


No officer or director listed below receives any compensation from Variable Account L. In addition, MONY America and its affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.





DIRECTORS

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Name and Principal Business Address    Business Experience Within Past Five Years
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Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                       (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the
                                       AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November 2000).
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Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                    Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                       International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive
                                       Committee (since January 2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C        of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director and
                                       Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods Co.,
                                       Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell plc;
                                       Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable
                                       (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President and
Plaza Two, Second Floor                Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June 1997
Jersey City, NJ 07311                  to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean Witter
                                       Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; and a member of
                                       The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
SSA & Company                          September 2002). Chief Executive Officer, (since February 2005) of SSA & Company. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                        May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                       Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval International
                                       (January 1998 to June 2003); Executive Vice President, Hyatt Development Corporation (1997 to
                                       2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chairman of the Board, TD Ameritrade Holding Corporation (since October 2008)
4211 South 102nd Street                Prior thereto, Chief Executive Officer (March 2001 to October 2008); Director, AXA Financial
Omaha, NE 68127                        (since November 2002); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to March 2001).
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DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                       CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Co. and Junior
                                       Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of
                                       AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
30 Beekman Place                       2006). Vice Chairman of the Board (Distribution Committee) of The New York Community Trust
Apt. 8A                                (since June 2008). Formerly, Chairperson of New York City Health and Hospitals Corporation
New York, NY 10022                     (June 2004 to June 2008). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New
                                       York Life Insurance Company's family of mutual funds (March 2001 to July 2006). Member of the
                                       Distribution Committee of The New York Community Trust (since 2002); Member of the Board of
                                       Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations
                                       (since 1991). Member of the Board of Directors of Fannie Mae (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                             and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                     Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of
London, England EC2N 1AD               Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman
                                       of the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board
                                       and Chairman of the Audit Committee and Member of the Compensation Committee of AXA (since
                                       1997); Director of Binley Limited (since 1994); Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust           2006). President of The New York Community Trust (since 1990). Prior thereto, Executive Vice
909 Third Avenue                       President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                     Corporate Governance Committee and Member of Executive and Compensation Committees of
                                       AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                       Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                       (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of
                                       Governors of the Milano School of Management & Urban Policy (The New School) (since September
                                       2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                   Professor of Politics, IBM Professor of International Studies - Director. Formerly, Director,
Corwin Hall                            Program in European Studies at Princeton University (September 1979 to 2008) and Professor of
Princeton, NJ 08544                    Politics (since September 1979) of Princeton University. Member of AXA's Supervisory Board
                                       (since April 2003); Currently, Member of the Board of Directors of Suez Environment and
                                       Chairman of the Audit Committee and a Member of the Compensation Committee of Suez
                                       Environment; Member of AXA's Selection, Governance and Human Resources Committee and Audit
                                       Committee; Chairman of the Scientific Board of AXA Research Fund; Member of the Management
                                       Committee of Institut Montaigne; Member of the Editorial Board of Comparative Politics;
                                       Member of the Editorial Committee of La Revue des Deux Mondes and Politique Am-ricaine;
                                       Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since February
AllianceBernstein Corporation          2009). Director, Chairman of the Board and Chief Executive Officer of AllianceBernstein
1345 Avenue of the Americas            Corporation (since December 2008). Prior thereto, Executive Vice President of Merrill Lynch &
New York, NY 10105                     Co. (September 2008 to December 2008). Prior thereto, Co-Head, Investment Management Division of Goldman Sachs Group, Inc. (March 1986 to March 2008); also held the following positions:
                                       Co-Head of the Financial Institutions Group Tokyo (1990-1996); Partner (1994); Managing
                                       Director (1996). Currently, Director of Keewaydin Camp; Chairman of the Investment Committee
                                       of Trinity College; Chairman of the Board of Overseers of California Institute of the Arts;
                                       and Co-Chair of Friends of the Carnegie International.
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OFFICERS -- DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                       present) and Chief Executive Officer, MONY Life and MONY America (since July 2004); Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer, MONY
                                       Holdings, LLC (July 2004 to November 2007); Director, Chairman of the Board, President (May
                                       2002 to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                       present) and Chief Executive Officer (AXA Equitable Financial Services, LLC (since May 2001);
                                       Member of AXA's Management Board (since May 2001); Member of AXA's Executive Committee;
                                       Director (since May 2004) and President (since September 2005), AXA America Holdings, Inc.;
                                       Director, AllianceBernstein Corporation (since May 2001); Director, Chairman of the Board,
                                       President (June 2001 to September 2005, January 2006 to present) and Chief Executive Officer,
                                       AXA Equitable Life and Annuity Company (since June 2001); Director and Chairman, U.S.
                                       Financial Life Insurance Company (December 2006 to May 2007); Member of the Board, American
                                       Council of Life Insurers (since January 2007); Director, Chairman of the Compensation
                                       Committee and Member of the Audit Committee and Corporate Governance and Nominating
                                       Committee, KBW, Inc. (since January 2007); Director, Vice Chairman and Member of Financial
                                       Services Roundtable; Director, The Advest Group, Inc. (July 2004 to December 2005); Director
                                       and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of The University of
                                       Scranton (1995 to 2002); Former Member of the Investment Company Institute's Board of
                                       Governors (October 2001 to 2005); prior thereto, October 1997 to October 2000) and Executive
                                       Committee (1998 to 2000); Former Trustee of The University of Pittsburgh; Former Director,
                                       St. Sebastian Country Day School (1990 to June 2005); Former Director, the Massachusetts
                                       Bankers Association; President and Chief Operating Officer, Mellon Financial Corporation
                                       (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January 2002),
                                       AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June 2006);
                                       Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior Vice
                                       President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to
                                       2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and Son,
                                       Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Equitable Life and Annuity Company; Director
                                       (since January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust
                                       Company, FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice President
                                       (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC (formerly
                                       EquiSource); Director and Officer of various AXA Equitable affiliates.
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OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and
                                       Chief Investment Officer (September 2004 to present) of MONY Financial Services, Inc., MONY
                                       Life and MONY America; prior thereto, Senior Vice President (July 2004 to November 2008).
                                       Executive Vice President (November to present), Treasurer (September 2003 to present) and
                                       Chief Investment Officer (September 2004 to present) of AXA Equitable; prior thereto, Senior
                                       Vice President (July 1997 to November 2008), Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (February 1989 to September 1993). Executive Vice President (November 2008
                                       to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                       2004 to present) of AXA Financial, Inc.; prior thereto, Senior Vice President (September 1997 to November 2008); Vice President (May 1992 to September 1997) and Assistant Treasurer (May
                                       1992 to September 1993). Executive Vice President (November 2008 to present), Treasurer
                                       (September 1999 to present) and Chief Investment Officer (September 2004 to present) of AXA
                                       Equitable Financial Services, LLC; prior thereto, Senior Vice President (September 1999 to
                                       November 2008). Senior Vice President (September 2005 to present) and Treasurer (November
                                       2008 to present) of AXA America Holdings, Inc., The Advest Group, Inc. and Boston Advisors,
                                       Inc. Director, Chairman of the Board and President (July 2004 to December 2005), MONY Capital
                                       Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY
                                       Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005), Matrix
                                       Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer (July 2004
                                       to May 2005), and Senior Vice President (since December 2006); 1740 Advisers, Inc. Director,
                                       Executive Vice President and Treasurer (since July 2004), MONY Asset Management, Inc.;
                                       Director (since July 2004) and Chief Financial Officer (since April 2006), MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer (since October 2004), MONY International
                                       Holdings, LLC. Director, President and Treasurer (since November 2004), MONY Life Insurance
                                       Company of the Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director
                                       and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and Treasurer (since December 1997), AXA
                                       Equitable Life & Annuity Company. Treasurer, Frontier Trust Company, FSB (June 2000 until
                                       July 2007); and AXA Network, LLC (since December 1999). Director (since July 1998), Chairman
                                       (since August 2000), and Chief Executive Officer (since September 1997), Equitable Casualty
                                       Insurance Company. Senior Vice President and Treasurer, AXA Distribution Holding Corporation
                                       (since November 1999); and AXA Advisors, LLC (since December 2001). Director, Chairman,
                                       President and Chief Executive Officer (August 1997 to June 2002), Equitable JV Holding
                                       Corporation. Director (since July 1997), and Senior Vice President and Chief Financial
                                       Officer (since April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since
                                       December 2003), AXA Financial (Bermuda) Ltd. Director (since January 2005), Senior Vice
                                       President and Chief Investment Officer (since February 2005), U.S. Financial Life Insurance
                                       Company; Treasurer (November 2000 to December 2003), Paramount Planners, LLC. Vice President
                                       and Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director (July 1997 to May
                                       2001) and President and CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA
                                       Alternative Advisors, Inc. (formerly AXA Global Structured Products); Director, Executive
                                       Vice President and Treasurer (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY
                                       Realty Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Claude Methot                          Executive Vice President of AXA Equitable Financial Services, LLC, AXA Equitable, MONY Life
                                       and MONY America (September 2008 to present); prior thereto, Senior Vice President of AXA
                                       Equitable Financial Services, LLC, AXA Equitable, MONY Life and MONY Life and MONY America
                                       (September 2007 to September 2008). Offer and Innovation Director - Life and P&C in Group
                                       Marketing of AXA Group (date unknown to September 2007); prior thereto, Group Chief Actuary and Director - Product Development of AXA Group (2002 to date unknown); Corporate Actuary of
                                       AXA Group (1999 to 2002).
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OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                    Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                       2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief Financial
                                       Officer (September 2005 to December 2006); Executive Vice President (since July 2004) and
                                       Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto,
                                       Executive Vice President and Deputy Chief Financial Officer (September 2005 to December
                                       2006); Executive Vice President (since September 2005) and Chief Financial Officer (since
                                       December 2006), AXA Financial, prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to December 2006); Director (since January 2007), Executive
                                       Vice President (since September 2004) and Chief Financial Officer (since December 2006), AXA
                                       Equitable Financial Services, LLC; Director (since July 2004), AXA Advisors, LLC; Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.; Executive
                                       Vice President and Chief Financial Officer (since December 2006), AXA Equitable Life and
                                       Annuity Company; Executive Vice President and Chief Financial Officer (since December 2006),
                                       AXA Distribution Holding Corporation; Director (since July 2004), MONY Capital Management,
                                       Inc. and MONY Agricultural Investment Advisers, Inc.; Director, Executive Vice President and
                                       Chief Financial Officer (since December 2006), MONY Financial Services, Inc.; Executive Vice
                                       President and Chief Financial Officer (since December 2006), MONY Holdings, LLC; Director
                                       (July 2004 to November 2007), 1740 Advisers, Inc. and MONY Asset Management, Inc.; Director
                                       (since November 2004), Frontier Trust Company, FSB; Director (January 2005 to July 2007),
                                       MONY Financial Resources of the Americas Limited. Formerly, Director (July 2004 to December
                                       2005), The Advest Group, Inc.; Director (July 2004 to February 2005), MONY Realty Capital,
                                       Inc. and MONY Realty Partners, Inc.; Director (July 2004 to May 2005), Matrix Capital Markets
                                       Group, Inc. and Matrix Private Equities, Inc. Business Support and Development (February 2001
                                       to June 2004), GIE AXA; Head of Finance Administration (November 1998 to February 2001), AXA
                                       Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President (July 2004 to present) and Chief Accounting Officer (May 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July 2004 to May 2008).
                                       Senior Vice President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA Financial, AXA Equitable, AXA Equitable Financial Services, LLC and MONY
                                       Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008). Senior Vice
                                       President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of
                                       AXA Equitable Life and Annuity Company. Previously held other Officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director
                                       (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                                       2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to August 2001),
                                       Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                         Senior Vice President (September 1999 to present) and Deputy General Counsel (May 2004 to present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto, Associate
                                       General Counsel (September 1999 to May 2004). Senior Vice President and Deputy General
                                       Counsel of AXA Financial, Inc. (September 2008 to present). Senior Vice President and Deputy
                                       General Counsel of MONY Life, MONY America and MONY Financial Services, Inc. (July 2004 to
                                       present). Senior Vice President and Deputy General Counsel of AXA Equitable Life and Annuity
                                       Company (since August 2008). Senior Vice President and Deputy General Counsel of MONY
                                       Holdings, LLC (July 2004 to November 2007).
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Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                       AXA Equitable Financial Services, LLC; Director, President and Chief Operating Officer (since
                                       November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA Advisors,
                                       LLC. Director, President and Chief Operating Officer (since July 2004), MONY Brokerage, Inc.
                                       and its subsidiaries. Senior Vice President, Product Manager of Solomon Smith Barney (1996 to
                                       September 2002).
------------------------------------------------------------------------------------------------------------------------------------


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OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June
                                       2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December
                                       1996 to December 2001). Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005), AXA
                                       Equitable Life and Annuity Company. Vice President, Secretary and Associate General Counsel
                                       (since June 2005), AXA Distribution Holding Corporation. Vice President, Secretary and
                                       Associate General Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                   Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance Company
                                       and MONY Life Insurance Company of America (September 2007 to present); Executive Vice
                                       President, Fidelity Investments (December 1995 to June 2007).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September 2005).
                                       Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior Vice
                                       President (March 2005 to September 2005). Director (since December 2005) and Chairman of the
                                       Board (since July 2007); prior thereto, Vice Chairman of the Board (December 2005 until July
                                       2007), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA Network
                                       Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board (since
                                       January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February 2007) and
                                       Chairman of the Board (since July 2007), AXA Advisors, LLC. Partner (June 1997 to March
                                       2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005), AXA
                                       Equitable, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary
                                       (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant Vice
                                       President (October 1991 to May 1998); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice
                                       President (July 2004 to September 2006); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), AXA Equitable Financial Services, LLC, prior thereto,
                                       Senior Vice President (September 2000 to September 2006), Actuary (September 1999 to
                                       September 2005). Director and Vice President (since December 2003), AXA Financial (Bermuda)
                                       Ltd. Senior Vice President and Appointed Actuary, AXA Equitable Life and Annuity Company.
                                       Director (since May 2007) and President (since January 2008), U.S. Financial Life Insurance
                                       Company, prior thereto, Senior Vice President (December 2004 to January 2008) and Chief
                                       Actuary (August 2006 to January 2008); Appointed Actuary (December 2004 to August 2006).
                                       Senior Vice President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                       to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                       Equitable. Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                       Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to September
                                       2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                       LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since September
                                       2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group Risk
                                       Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                       Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                       Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------


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OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                       and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                       President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                                       of AXA Equitable Financial Services, LLC. Vice President, Deputy General and Chief Litigation
                                       Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief
                                       Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since September 2005), AXA Equitable.
                                       Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President
                                       and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors
                                       Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors
                                       Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August
                                       2005), John Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer
                                       (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                       Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until November
                                       2007); Executive Vice President (since September 2001) and General Counsel (since November
                                       1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and General
                                       Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and
                                       Deputy General Counsel (October 1996 to September 2001). Executive Vice President (since
                                       September 2001) and General Counsel (since November 1999), AXA Equitable Financial Services,
                                       LLC. Executive Vice President (since September 2001) and General Counsel (since December
                                       1999), AXA Equitable Life and Annuity Company. Director, Executive Vice President and General
                                       Counsel (since July 2004), MONY Financial Services, Inc. Director (since January 2007), AXA
                                       Distribution Holding Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                           Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY America (September 2008 to present); Senior Vice
                                       President, Chief Underwriter of Scottish Re (2000 to September 2008).
------------------------------------------------------------------------------------------------------------------------------------



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STATE REGULATION

The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.


TELEPHONE/FAX/INTERNET TRANSACTIONS


You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or fax if you have completed and signed a telephone/fax transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the Internet by completing the transaction authorization form found online at www.axa-equitable.com. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, fax or Internet instructions as of the end of the business day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, fax or Internet transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/fax/Internet transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/fax instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/fax/ Internet transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9 AM to 5 PM, Eastern Time. Internet transfer privileges and a copy of the guidelines and forms are available online at www.axa-equitable.com.


Please note that our telephone or Internet system may not always be available. Any telephone or Internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Operations Center.

LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company included in this Prospectus and in the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


FINANCIAL STATEMENTS

The audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company are set forth herein.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.


Our general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject



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to the Company's claims paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.



                                                      More about the Company  51

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm..............        2
 Statements of Assets and Liabilities as of December 31, 2008.........      F-3
 Statements of Operations for the Year Ended December 31, 2008........     F-23
 Statements of Changes in Net Assets for the Years Ended
   December 31, 2008 and December 31, 2007............................     F-36
 Notes to Financial Statements........................................     F-68

With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm..............      F-1
 Balance Sheets, December 31, 2008 and 2007...........................      F-2

 Statements of Earnings, Years Ended December 31, 2008,
   2007 and 2006......................................................      F-3
 Statements of Shareholder's Equity and Comprehensive (Loss)
   income, Years Ended December 31, 2008, 2007 and 2006...............      F-4
 Statements of Cash Flows, Years Ended December 31, 2008,
   2007 and 2006......................................................      F-5
 Notes to Financial Statements........................................      F-6



                                     FSA-1

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2008, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 9, 2009

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

                                                             AIM V.I.     AIM V.I.
                                                            Financial      Global      AIM V.I.      All Asset
                                                             Services   Health Care   Technology    Allocation
                                                           ----------- ------------- ------------ --------------
Assets
Shares held in respective Funds...........................    29,212        40,557        8,954      4,362,349
                                                            --------      --------     --------    -----------
Investments at cost.......................................  $333,962      $722,409     $115,719    $83,002,070
                                                            --------      --------     --------    -----------
Investment in respective Funds, at net asset value........  $120,352      $505,742     $ 75,034    $60,020,588
Amount due from MONY America..............................        --            --           --             --
Amount due from respective Funds..........................         3            11           12         18,972
                                                            --------      --------     --------    -----------
  Total Assets............................................  $120,355      $505,753     $ 75,046    $60,039,560
                                                            --------      --------     --------    -----------
Liabilities
Amount due to MONY America................................         2            10           12         18,972
Amount due to respective funds............................        --            --           --             --
                                                            --------      --------     --------    -----------
  Total Liabilities.......................................         2            10           12         18,972
                                                            --------      --------     --------    -----------
Net Assets................................................  $120,353      $505,743     $ 75,034    $60,020,588
                                                            ========      ========     ========    ===========
Net Assets:
Accumulation Units........................................  $120,353      $505,743     $ 74,980    $59,992,824
Retained by MONY America in Separate Account L...........         --            --           54         27,764
                                                            --------      --------     --------    -----------
Total Net Assets..........................................  $120,353      $505,743     $ 75,034    $60,020,588
                                                            ========      ========     ========    ===========

                                                                                                       AXA
                                                            AXA Aggressive   AXA Conservative   Conservative-Plus
                                                              Allocation*       Allocation*        Allocation*
                                                           ---------------- ------------------ ------------------
Assets
Shares held in respective Funds...........................        826,972          92,612             179,344
                                                              -----------        --------          ----------
Investments at cost.......................................    $10,429,583        $913,406          $1,908,767
                                                              -----------        --------          ----------
Investment in respective Funds, at net asset value........    $ 6,741,747        $845,813          $1,566,432
Amount due from MONY America..............................         52,179           2,787              15,747
Amount due from respective Funds..........................             --              --                  --
                                                              -----------        --------          ----------
  Total Assets............................................    $ 6,793,926        $848,600          $1,582,179
                                                              -----------        --------          ----------
Liabilities
Amount due to MONY America................................             --              --                  --
Amount due to respective funds............................         52,179           2,787              15,747
                                                              -----------        --------          ----------
  Total Liabilities.......................................         52,179           2,787              15,747
                                                              -----------        --------          ----------
Net Assets................................................    $ 6,741,747        $845,813          $1,566,432
                                                              ===========        ========          ==========
Net Assets:
Accumulation Units........................................    $ 6,741,279        $840,835          $1,566,380
Retained by MONY America in Separate Account L...........             468           4,978                  52
                                                              -----------        --------          ----------
Total Net Assets..........................................    $ 6,741,747        $845,813          $1,566,432
                                                              ===========        ========          ==========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................             72              89                 473
  B.......................................................        826,900          92,523             178,871

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                  AXA
                                                               AXA Moderate   Moderate-Plus     Dreyfus Stock   EQ/AllianceBernstein
                                                                Allocation*    Allocation*    Index Fund, Inc.      Common Stock*
                                                              -------------- --------------- ------------------ --------------------
Assets
Shares held in respective Funds...........................         792,196       2,635,758         1,388,762             112,962
                                                               -----------     -----------       -----------          ----------
Investments at cost.......................................     $12,225,804     $33,073,313       $44,486,350          $1,948,961
                                                               -----------     -----------       -----------          ----------
Investment in respective Funds, at net asset value........     $ 9,312,335     $23,097,635       $31,913,751          $1,249,207
Amount due from MONY America..............................          17,505          22,457                --                   5
Amount due from respective Funds..........................              --              --             2,056                  --
                                                               -----------     -----------       -----------          ----------
  Total Assets............................................     $ 9,329,840     $23,120,092       $31,915,807          $1,249,212
                                                               -----------     -----------       -----------          ----------
Liabilities
Amount due to MONY America................................              --              --             2,056                  --
Amount due to respective funds............................          17,505          22,457                --                   5
                                                               -----------     -----------       -----------          ----------
  Total Liabilities.......................................          17,505          22,457             2,056                   5
                                                               -----------     -----------       -----------          ----------
Net Assets................................................     $ 9,312,335     $23,097,635       $31,913,751          $1,249,207
                                                               ===========     ===========       ===========          ==========
Net Assets:
Accumulation Units........................................     $ 9,307,915     $23,096,699       $31,901,343          $1,249,207
Retained by MONY America in Separate Account L............           4,420             936            12,408                  --
                                                               -----------     -----------       -----------          ----------
Total Net Assets..........................................     $ 9,312,335     $23,097,635       $31,913,751          $1,249,207
                                                               ===========     ===========       ===========          ==========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................              --           1,448                                13,497
  B.......................................................         792,196       2,634,310                                99,465


                                                            EQ/AllianceBernstein
                                                               Intermediate
                                                                Government        EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                Securities           International*       Small Cap Growth*
                                                            --------------------  --------------------   --------------------
Assets
Shares held in respective Funds...........................         24,346                525,790                 85,856
                                                                 --------             ----------             ----------
Investments at cost.......................................       $241,527             $6,793,528             $1,229,670
                                                                 --------             ----------             ----------
Investment in respective Funds, at net asset value........       $240,139             $3,516,833             $  765,773
Amount due from MONY America..............................             --                  1,675                     74
Amount due from respective Funds..........................             --                     --                     --
                                                                 --------             ----------             ----------
  Total Assets............................................       $240,139             $3,518,508             $  765,847
                                                                 --------             ----------             ----------
Liabilities
Amount due to MONY America................................          1,305                     --                     --
Amount due to respective funds............................            112                  1,675                     74
                                                                 --------             ----------             ----------
  Total Liabilities.......................................          1,417                  1,675                     74
                                                                 --------             ----------             ----------
Net Assets................................................       $238,722             $3,516,833             $  765,773
                                                                 ========             ==========             ==========
Net Assets:
Accumulation Units........................................       $219,531             $3,516,789             $  765,773
Retained by MONY America in Separate Account L............         19,191                     44                     --
                                                                 --------             ----------             ----------
Total Net Assets..........................................       $238,722             $3,516,833             $  765,773
                                                                 ========             ==========             ==========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................                               368,961                 42,859
  B.......................................................                               156,829                 42,997

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                              EQ/AXA Rosenberg   EQ/BlackRock
                                                                EQ/Ariel      Value Long/Short    Basic Value
                                                            Appreciation II        Equity           Equity
                                                           ----------------- ------------------ --------------
Assets
Shares held in respective Funds...........................        5,405              3,799           116,329
                                                                -------            -------        ----------
Investments at cost.......................................      $52,067            $39,700        $1,755,225
                                                                -------            -------        ----------
Investment in respective Funds, at net asset value........      $35,900            $38,332        $1,127,203
Amount due from MONY America..............................           --                  9                --
Amount due from respective Funds..........................           --                 --               292
                                                                -------            -------        ----------
  Total Assets............................................      $35,900            $38,341        $1,127,495
                                                                -------            -------        ----------
Liabilities
Amount due to MONY America................................           --                 --               292
Amount due to respective funds............................           --                  9                --
                                                                -------            -------        ----------
  Total Liabilities.......................................           --                  9               292
                                                                -------            -------        ----------
Net Assets................................................      $35,900            $38,332        $1,127,203
                                                                =======            =======        ==========
Net Assets:
Accumulation Units........................................      $35,900            $38,332        $1,127,105
Retained by MONY America in Separate Account L............           --                 --                98
                                                                -------            -------        ----------
Total Net Assets..........................................      $35,900            $38,332        $1,127,203
                                                                =======            =======        ==========

                                                              EQ/BlackRock                                         EQ/Calvert
                                                             International                   EQ/Boston Advisors     Socially
                                                                 Value*      EQ/Bond Index     Equity Income*     Responsible*
                                                            --------------- --------------- -------------------- -------------
Assets
Shares held in respective Funds...........................        598,425       1,440,406          4,007,341         225,160
                                                               ----------     -----------        -----------      ----------
Investments at cost.......................................     $8,794,712     $14,824,394        $25,495,745      $1,747,647
                                                               ----------     -----------        -----------      ----------
Investment in respective Funds, at net asset value........     $5,200,264     $14,726,059        $17,101,561      $1,113,056
Amount due from MONY America..............................            579              --             59,825           3,057
Amount due from respective Funds..........................             --           2,183                 --              --
                                                               ----------     -----------        -----------      ----------
  Total Assets............................................     $5,200,843     $14,728,242        $17,161,386      $1,116,113
                                                               ----------     -----------        -----------      ----------
Liabilities
Amount due to MONY America................................             --           2,183                 --              --
Amount due to respective funds............................            579              --             59,825           3,042
                                                               ----------     -----------        -----------      ----------
  Total Liabilities.......................................            579           2,183             59,825           3,042
                                                               ----------     -----------        -----------      ----------
Net Assets................................................     $5,200,264     $14,726,059        $17,101,561      $1,113,071
                                                               ==========     ===========        ===========      ==========
Net Assets:
Accumulation Units........................................     $5,199,992     $14,726,003        $17,016,619      $1,113,061
Retained by MONY America in Separate Account L...........             272              56             84,942              10
                                                               ----------     -----------        -----------      ----------
Total Net Assets..........................................     $5,200,264     $14,726,059        $17,101,561      $1,113,071
                                                               ==========     ===========        ===========      ==========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................        519,420                          2,340,100         190,590
  B.......................................................         79,005                          1,667,241          34,570

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               EQ/Capital Guardian   EQ/Capital Guardian   EQ/Caywood-Scholl
                                                                     Growth*              Research*         High Yield Bond
                                                              --------------------- --------------------- -------------------
Assets
Shares held in respective Funds...........................             34,488                340,769            2,574,416
                                                                     --------             ----------          -----------
Investments at cost.......................................           $436,016             $4,233,860          $11,395,450
                                                                     --------             ----------          -----------
Investment in respective Funds, at net asset value........           $303,095             $2,766,145          $ 8,332,911
Amount due from MONY America..............................                136                     --                   --
Amount due from respective Funds..........................                 --                 53,041                1,622
                                                                     --------             ----------          -----------
  Total Assets............................................           $303,231             $2,819,186          $ 8,334,533
                                                                     --------             ----------          -----------
Liabilities
Amount due to MONY America................................                 --                 53,041                1,622
Amount due to respective funds............................                136                     --                   --
                                                                     --------             ----------          -----------
  Total Liabilities.......................................                136                 53,041                1,622
                                                                     --------             ----------          -----------
Net Assets................................................           $303,095             $2,766,145          $ 8,332,911
                                                                     ========             ==========          ===========
Net Assets:
Accumulation Units........................................           $303,095             $2,741,010          $ 8,332,876
Retained by MONY America in Separate Account L............                 --                 25,135                   35
                                                                     --------             ----------          -----------
Total Net Assets..........................................           $303,095             $2,766,145          $ 8,332,911
                                                                     ========             ==========          ===========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................             21,358                329,304
  B.......................................................             13,130                 11,465


                                                                              EQ/Evergreen                    EQ/GAMCO
                                                             EQ/Equity 500   International   EQ/Evergreen   Mergers and
                                                                 Index            Bond           Omega      Acquisitions
                                                            --------------- --------------- -------------- -------------
Assets
Shares held in respective Funds...........................         91,654         51,616          8,003         21,886
                                                               ----------       --------        -------         ------
Investments at cost.......................................     $2,164,005       $559,749        $63,314       $267,030
                                                               ----------       --------        -------       --------
Investment in respective Funds, at net asset value........     $1,437,240       $493,357        $51,399       $220,023
Amount due from MONY America..............................          1,458            191             28             --
Amount due from respective Funds..........................             --             --             --            952
                                                               ----------       --------        -------       --------
  Total Assets............................................     $1,438,698       $493,548        $51,427       $220,975
                                                               ----------       --------        -------       --------
Liabilities
Amount due to MONY America................................             --             --             --            952
Amount due to respective funds............................          1,458            191             28             --
                                                               ----------       --------        -------       --------
  Total Liabilities.......................................          1,458            191             28            952
                                                               ----------       --------        -------       --------
Net Assets................................................     $1,437,240       $493,357        $51,399       $220,023
                                                               ==========       ========        =======       ========
Net Assets:
Accumulation Units........................................     $1,437,240       $493,357        $51,399       $219,755
Retained by MONY America in Separate Account L............             --             --             --            268
                                                               ----------       --------        -------       --------
Total Net Assets..........................................     $1,437,240       $493,357        $51,399       $220,023
                                                               ==========       ========        =======       ========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               EQ/GAMCO
                                                            Small Company   EQ/Government   EQ/International
                                                                Value         Securities        Core PLUS
                                                           --------------- --------------- ------------------
Assets
Shares held in respective Funds...........................     2,441,210         843,131          27,675
                                                             -----------      ----------        --------
Investments at cost.......................................   $64,141,604      $9,380,481        $309,510
                                                             -----------      ----------        --------
Investment in respective Funds, at net asset value........   $51,200,298      $9,155,732        $188,162
Amount due from MONY America..............................            --              --              --
Amount due from respective Funds..........................        22,489           2,342              --
                                                             -----------      ----------        --------
  Total Assets............................................   $51,222,787      $9,158,074        $188,162
                                                             -----------      ----------        --------
Liabilities
Amount due to MONY America................................        21,139           2,342              --
Amount due to respective funds............................            --              --              --
                                                             -----------      ----------        --------
  Total Liabilities.......................................        21,139           2,342              --
                                                             -----------      ----------        --------
Net Assets................................................   $51,201,648      $9,155,732        $188,162
                                                             ===========      ==========        ========
Net Assets:
Accumulation Units........................................   $51,201,611      $9,155,692        $188,162
Retained by MONY America in Separate Account L............            37              40              --
                                                             -----------      ----------        --------
Total Net Assets..........................................   $51,201,648      $9,155,732        $188,162
                                                             ===========      ==========        ========

                                                                                                     EQ/JPMorgan
                                                                  EQ/International   EQ/JPMorgan        Value       EQ/Large Cap
                                                                       Growth         Core Bond*   Opportunities*    Core PLUS
                                                                 ------------------ ------------- ---------------- -------------
Assets
Shares held in respective Funds...........................             3,253,928       1,014,427        17,488          5,555
                                                                     -----------     -----------      --------        -------
Investments at cost.......................................           $17,453,193     $11,059,307      $177,931        $44,015
                                                                     -----------     -----------      --------        -------
Investment in respective Funds, at net asset value........           $13,651,551     $ 9,494,574      $118,208        $31,458
Amount due from MONY America..............................                    --             546            28             --
Amount due from respective Funds..........................                 5,784              --            --             --
                                                                     -----------     -----------      --------        -------
  Total Assets............................................           $13,657,335     $ 9,495,120      $118,236        $31,458
                                                                     -----------     -----------      --------        -------
Liabilities
Amount due to MONY America................................                 5,784              --            --             --
Amount due to respective funds............................                    --             546            28             --
                                                                     -----------     -----------      --------        -------
  Total Liabilities.......................................                 5,784             546            28             --
                                                                     -----------     -----------      --------        -------
Net Assets................................................           $13,651,551     $ 9,494,574      $118,208        $31,458
                                                                     ===========     ===========      ========        =======
Net Assets:
Accumulation Units........................................           $13,639,813     $ 9,494,570      $118,208        $31,458
Retained by MONY America in Separate Account L...........                 11,738               4            --             --
                                                                     -----------     -----------      --------        -------
Total Net Assets..........................................           $13,651,551     $ 9,494,574      $118,208        $31,458
                                                                     ===========     ===========      ========        =======
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................                               935,285           127
  B.......................................................                                79,142        17,361


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                            Growth Index    Growth PLUS    Value Index
                                                           -------------- -------------- --------------
Assets
Shares held in respective Funds...........................      40,483         19,989         20,417
                                                              --------       --------       --------
Investments at cost.......................................    $296,355       $303,665       $162,911
                                                              --------       --------       --------
Investment in respective Funds, at net asset value........    $225,492       $218,771       $ 86,430
Amount due from MONY America..............................          --             13             --
Amount due from respective Funds..........................       1,200             --             69
                                                              --------       --------       --------
  Total Assets............................................    $226,692       $218,784       $ 86,499
                                                              --------       --------       --------
Liabilities
Amount due to MONY America................................       1,200             --             69
Amount due to respective funds............................          --             13             --
                                                              --------       --------       --------
  Total Liabilities.......................................       1,200             13             69
                                                              --------       --------       --------
Net Assets................................................    $225,492       $218,771       $ 86,430
                                                              ========       ========       ========
Net Assets:
Accumulation Units........................................    $225,492       $218,771       $ 86,430
Retained by MONY America in Separate Account L............          --             --             --
                                                              --------       --------       --------
Total Net Assets..........................................    $225,492       $218,771       $ 86,430
                                                              ========       ========       ========

                                                                EQ/Large Cap   EQ/Long Term     EQ/Lord Abbett     EQ/Lord Abbett
                                                                 Value PLUS*       Bond*      Growth and Income*   Large Cap Core
                                                               -------------- -------------- -------------------- ----------------
Assets
Shares held in respective Funds...........................          787,574        665,784           657,611             9,213
                                                                    -------        -------           -------             -----
Investments at cost.......................................      $11,682,793     $9,042,349        $7,381,520          $101,839
                                                                -----------     ----------        ----------          --------
Investment in respective Funds, at net asset value........      $ 6,102,733     $9,030,945        $4,951,842          $ 78,656
Amount due from MONY America..............................            1,513             --                --                --
Amount due from respective Funds..........................               --            829               182                --
                                                                -----------     ----------        ----------          --------
  Total Assets............................................      $ 6,104,246     $9,031,774        $4,952,024          $ 78,656
                                                                -----------     ----------        ----------          --------
Liabilities
Amount due to MONY America................................               --            829               182                --
Amount due to respective funds............................            1,513             --                --                --
                                                                -----------     ----------        ----------          --------
  Total Liabilities.......................................            1,513            829               182                --
                                                                -----------     ----------        ----------          --------
Net Assets................................................      $ 6,102,733     $9,030,945        $4,951,842          $ 78,656
                                                                ===========     ==========        ==========          ========
Net Assets:
Accumulation Units........................................      $ 6,102,353     $9,030,939        $4,951,665          $ 78,656
Retained by MONY America in Separate Account L............              380              6               177                --
                                                                -----------     ----------        ----------          --------
Total Net Assets..........................................      $ 6,102,733     $9,030,945        $4,951,842          $ 78,656
                                                                ===========     ==========        ==========          ========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................          614,223        649,030           638,705
  B.......................................................          173,351         16,754            18,906


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008

                                                                 EQ/Lord Abbett    EQ/Marsico    EQ/Mid Cap
                                                                Mid Cap Value *       Focus        Index*
                                                               ----------------- -------------- ------------
Assets
Shares held in respective Funds...........................          1,005,466         779,300       482,042
                                                                  -----------     -----------    ----------
Investments at cost.......................................        $10,956,742     $11,378,529    $4,592,263
                                                                  -----------     -----------    ----------
Investment in respective Funds, at net asset value........        $ 6,798,043     $ 7,989,774    $2,399,117
Amount due from MONY America..............................                 --              --            --
Amount due from respective Funds..........................                892           2,069            22
                                                                  -----------     -----------    ----------
  Total Assets............................................        $ 6,798,935     $ 7,991,843    $2,399,139
                                                                  -----------     -----------    ----------
Liabilities
Amount due to MONY America................................                892           2,069            22
Amount due to respective funds............................                 --              --            --
                                                                  -----------     -----------    ----------
  Total Liabilities.......................................                892           2,069            22
                                                                  -----------     -----------    ----------
Net Assets................................................        $ 6,798,043     $ 7,989,774    $2,399,117
                                                                  ===========     ===========    ==========
Net Assets:
Accumulation Units........................................        $ 6,798,003     $ 7,976,516    $2,399,117
Retained by MONY America in Separate Account L............                 40          13,258            --
                                                                  -----------     -----------    ----------
Total Net Assets..........................................        $ 6,798,043     $ 7,989,774    $2,399,117
                                                                  ===========     ===========    ==========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................            980,570                       348,386
  B.......................................................             24,896                       133,656


                                                                  EQ/Mid Cap     EQ/Money    EQ/Montag & Caldwell    EQ/PIMCO
                                                                  Value PLUS     Market*            Growth          Real Return
                                                                 ------------ ------------- ---------------------- ------------
Assets
Shares held in respective Funds...........................           52,274     47,427,884          8,870,035          532,835
                                                                   --------    -----------        -----------       ----------
Investments at cost.......................................         $515,077    $47,430,164        $44,677,568       $5,582,042
                                                                   --------    -----------        -----------       ----------
Investment in respective Funds, at net asset value........         $318,851    $47,430,157        $39,026,059       $4,947,164
Amount due from MONY America..............................               --         96,969                 --               --
Amount due from respective Funds..........................               13             --             21,483            1,933
                                                                   --------    -----------        -----------       ----------
  Total Assets............................................         $318,864    $47,527,126        $39,047,542       $4,949,097
                                                                   --------    -----------        -----------       ----------
Liabilities
Amount due to MONY America................................               13             --             21,483            1,933
Amount due to respective funds............................               --         96,969                 --               --
                                                                   --------    -----------        -----------       ----------
  Total Liabilities.......................................               13         96,969             21,483            1,933
                                                                   --------    -----------        -----------       ----------
Net Assets................................................         $318,851    $47,430,157        $39,026,059       $4,947,164
                                                                   ========    ===========        ===========       ==========
Net Assets:
Accumulation Units........................................         $318,671    $47,268,069        $39,021,214       $4,947,121
Retained by MONY America in Separate Account L............              180        162,088              4,845               43
                                                                   --------    -----------        -----------       ----------
Total Net Assets..........................................         $318,851    $47,430,157        $39,026,059       $4,947,164
                                                                   ========    ===========        ===========       ==========
-------
*  Denotes multiple share classes held by the respective fund.
 A........................................................                      44,047,260
 B........................................................                       3,380,624


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Quality      EQ/Short         EQ/Small
                                                                Bond PLUS*   Duration Bond*   Company Index*
                                                               ------------ ---------------- ----------------
Assets
Shares held in respective Funds...........................         46,389         71,044           459,505
                                                                 --------       --------        ----------
Investments at cost.......................................       $455,324       $719,357        $5,160,215
                                                                 --------       --------        ----------
Investment in respective Funds, at net asset value........       $404,080       $661,022        $3,109,236
Amount due from MONY America..............................            604            131                --
Amount due from respective Funds..........................             --             --               224
                                                                 --------       --------        ----------
  Total Assets............................................       $404,684       $661,153        $3,109,460
                                                                 --------       --------        ----------
Liabilities
Amount due to MONY America................................             --             --               224
Amount due to respective funds............................            604            131                --
                                                                 --------       --------        ----------
  Total Liabilities.......................................            604            131               224
                                                                 --------       --------        ----------
Net Assets................................................       $404,080       $661,022        $3,109,236
                                                                 ========       ========        ==========
Net Assets:
Accumulation Units........................................       $404,080       $660,974        $3,109,114
Retained by MONY America in Separate Account L............             --             48               122
                                                                 --------       --------        ----------
Total Net Assets..........................................       $404,080       $661,022        $3,109,236
                                                                 ========       ========        ==========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................            965         53,062           361,255
  B.......................................................         45,424         17,982            98,250

                                                                                      EQ/UBS                       EQ/Van Kampen
                                                                EQ/T. Rowe Price    Growth and    EQ/Van Kampen      Emerging
                                                                  Growth Stock        Income         Comstock     Markets Equity*
                                                               ------------------ -------------- --------------- ----------------
Assets
Shares held in respective Funds...........................           2,363,143       2,951,918         14,169          286,485
                                                                     ---------       ---------         ------          -------
Investments at cost.......................................         $44,406,086     $16,209,960       $140,369       $4,260,515
                                                                   -----------     -----------       --------       ----------
Investment in respective Funds, at net asset value........         $29,281,323     $11,901,309       $ 93,789       $2,185,545
Amount due from MONY America..............................                  --              --            491            1,981
Amount due from respective Funds..........................              65,247           6,958             --               --
                                                                   -----------     -----------       --------       ----------
  Total Assets............................................         $29,346,570     $11,908,267       $ 94,280       $2,187,526
                                                                   -----------     -----------       --------       ----------
Liabilities
Amount due to MONY America................................              65,247           6,958             --               --
Amount due to respective funds............................                  --              --            491            1,981
                                                                   -----------     -----------       --------       ----------
  Total Liabilities.......................................              65,247           6,958            491            1,981
                                                                   -----------     -----------       --------       ----------
Net Assets................................................         $29,281,323     $11,901,309       $ 93,789       $2,185,545
                                                                   ===========     ===========       ========       ==========
Net Assets:
Accumulation Units........................................         $29,264,839     $11,901,245       $ 93,789       $2,185,452
Retained by MONY America in Separate Account L............              16,484              64             --               93
                                                                   -----------     -----------       --------       ----------
Total Net Assets..........................................         $29,281,323     $11,901,309       $ 93,789       $2,185,545
                                                                   ===========     ===========       ========       ==========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................                                                             103,368
  B.......................................................                                                             183,117


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Van Kampen
                                                                    Mid Cap     EQ/Van Kampen    Fidelity VIP
                                                                    Growth*      Real Estate*   Asset Manager
                                                                -------------- --------------- ---------------
Assets
Shares held in respective Funds...........................           727,217         908,292         4,079
                                                                 -----------      ----------       -------
Investments at cost.......................................       $10,262,846      $8,038,073       $53,814
                                                                 -----------      ----------       -------
Investment in respective Funds, at net asset value........       $ 6,038,858      $4,375,134       $42,059
Amount due from MONY America..............................                --              --            32
Amount due from respective Funds..........................               738             349            --
                                                                 -----------      ----------       -------
  Total Assets............................................       $ 6,039,596      $4,375,483       $42,091
                                                                 -----------      ----------       -------
Liabilities
Amount due to MONY America................................               738             349            --
Amount due to respective funds............................                --              --            32
                                                                 -----------      ----------       -------
  Total Liabilities.......................................               738             349            32
                                                                 -----------      ----------       -------
Net Assets................................................       $ 6,038,858      $4,375,134       $42,059
                                                                 ===========      ==========       =======
Net Assets:
Accumulation Units........................................       $ 6,038,789      $4,375,064       $42,059
Retained by MONY America in Separate Account L............                69              70            --
                                                                 -----------      ----------       -------
Total Net Assets..........................................       $ 6,038,858      $4,375,134       $42,059
                                                                 ===========      ==========       =======
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................           683,962         849,208
  B.......................................................            43,255          59,084
  Institutional
  Initial.................................................
  Service.................................................


                                                                                                                         Franklin
                                                               Fidelity VIP     Fidelity VIP          Franklin      Rising Dividends
                                                              Contrafund(R)*  Growth and Income   Income Securities      Securities
                                                              --------------- ------------------ ------------------- ---------------
Assets
Shares held in respective Funds...........................        1,726,389          42,839              537,812            31,972
                                                                -----------        --------           ----------          --------
Investments at cost.......................................      $46,742,024        $646,046           $8,307,836          $597,148
                                                                -----------        --------           ----------          --------
Investment in respective Funds, at net asset value........      $26,506,787        $376,550           $6,098,782          $438,657
Amount due from MONY America..............................              451             161                   --                --
Amount due from respective Funds..........................            3,064              --                  102               456
                                                                -----------        --------           ----------          --------
  Total Assets............................................      $26,510,302        $376,711           $6,098,884          $439,113
                                                                -----------        --------           ----------          --------
Liabilities
Amount due to MONY America................................            3,064              --                  102               456
Amount due to respective funds............................              451             161                   --                --
                                                                -----------        --------           ----------          --------
  Total Liabilities.......................................            3,515             161                  102               456
                                                                -----------        --------           ----------          --------
Net Assets................................................      $26,506,787        $376,550           $6,098,782          $438,657
                                                                ===========        ========           ==========          ========
Net Assets:
Accumulation Units........................................      $26,502,811        $376,550           $6,098,726          $438,651
Retained by MONY America in Separate Account L............            3,976              --                   56                 6
                                                                -----------        --------           ----------          --------
Total Net Assets..........................................      $26,506,787        $376,550           $6,098,782          $438,657
                                                                ===========        ========           ==========          ========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................
  B.......................................................
  Institutional
  Initial.................................................          687,255
  Service.................................................        1,039,134


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  Franklin
                                                                Zero Coupon   Janus Aspen Series   Janus Aspen Series
                                                                    2010           Balanced              Forty*
                                                               ------------- -------------------- --------------------
Assets
Shares held in respective Funds...........................           8,049           310,500               621,689
                                                                  --------        ----------           -----------
Investments at cost.......................................        $128,526        $8,033,262           $17,504,852
                                                                  --------        ----------           -----------
Investment in respective Funds, at net asset value........        $133,688        $7,110,461           $14,262,658
Amount due from MONY America..............................              --                --                45,533
Amount due from respective Funds..........................              --             1,233                    --
                                                                  --------        ----------           -----------
  Total Assets............................................        $133,688        $7,111,694           $14,308,191
                                                                  --------        ----------           -----------
Liabilities
Amount due to MONY America................................              --             1,233                    --
Amount due to respective funds............................              --                --                45,533
                                                                  --------        ----------           -----------
  Total Liabilities.......................................              --             1,233                45,533
                                                                  --------        ----------           -----------
Net Assets................................................        $133,688        $7,110,461           $14,262,658
                                                                  ========        ==========           ===========
Net Assets:
Accumulation Units........................................        $133,639        $7,110,447           $14,261,674
Retained by MONY America in Separate Account L............              49                14                   984
                                                                  --------        ----------           -----------
Total Net Assets..........................................        $133,688        $7,110,461           $14,262,658
                                                                  ========        ==========           ===========
-------
*  Denotes multiple share classes held by the respective fund.
   Institutional                                                                                           551,567
   Service................................................                                                  70,122

                                                                Janus Aspen Series
                                                                   International     Janus Aspen Series   Janus Aspen Series
                                                                      Growth*          Mid Cap Growth        Mid Cap Value
                                                               -------------------- -------------------- --------------------
Assets
Shares held in respective Funds...........................             194,095               436,197             112,302
                                                                    ----------           -----------          ----------
Investments at cost.......................................          $8,957,359           $12,393,767          $1,849,143
                                                                    ----------           -----------          ----------
Investment in respective Funds, at net asset value........          $5,082,308           $ 9,273,554          $1,194,895
Amount due from MONY America..............................                  84                    --                  --
Amount due from respective Funds..........................                  --                 4,155                  --
                                                                    ----------           -----------          ----------
  Total Assets............................................          $5,082,392           $ 9,277,709          $1,194,895
                                                                    ----------           -----------          ----------
Liabilities
Amount due to MONY America................................                  --                 4,155                  --
Amount due to respective funds............................                  84                    --                  --
                                                                    ----------           -----------          ----------
  Total Liabilities.......................................                  84                 4,155                  --
                                                                    ----------           -----------          ----------
Net Assets................................................          $5,082,308           $ 9,273,554          $1,194,895
                                                                    ==========           ===========          ==========
Net Assets:
Accumulation Units........................................          $5,082,268           $ 9,273,516          $1,194,498
Retained by MONY America in Separate Account L............                  40                    38                 397
                                                                    ----------           -----------          ----------
Total Net Assets..........................................          $5,082,308           $ 9,273,554          $1,194,895
                                                                    ==========           ===========          ==========
-------
* Denotes multiple share classes held by the respective fund.
  Institutional                                                         80,743
  Service.................................................             113,352


                                                            Janus Aspen Series
                                                                 Worldwide
                                                                  Growth
                                                           --------------------
Assets
Shares held in respective Funds...........................          441,028
                                                                -----------
Investments at cost.......................................      $12,365,152
                                                                -----------
Investment in respective Funds, at net asset value........      $ 8,498,616
Amount due from MONY America..............................               --
Amount due from respective Funds..........................            1,651
                                                                -----------
  Total Assets............................................      $ 8,500,267
                                                                -----------
Liabilities
Amount due to MONY America................................            1,651
Amount due to respective funds............................               --
                                                                -----------
  Total Liabilities.......................................            1,651
                                                                -----------
Net Assets................................................      $ 8,498,616
                                                                ===========
Net Assets:
Accumulation Units........................................      $ 8,498,556
Retained by MONY America in Separate Account L............               60
                                                                -----------
Total Net Assets..........................................      $ 8,498,616
                                                                ===========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                               Multimanager
                                                                 MFS(R)         Aggressive   Multimanager
                                                            Utilities Series      Equity       Core Bond*
                                                           ------------------ ------------- --------------
Assets
Shares held in respective Funds...........................         67,767           4,484      1,010,103
                                                               ----------        --------    -----------
Investments at cost.......................................     $1,867,748        $112,206    $10,459,454
                                                               ----------        --------    -----------
Investment in respective Funds, at net asset value........     $1,236,079        $ 75,057    $ 9,961,162
Amount due from MONY America..............................             44              --             47
Amount due from respective Funds..........................             --              --             --
                                                               ----------        --------    -----------
  Total Assets............................................     $1,236,123        $ 75,057    $ 9,961,209
                                                               ----------        --------    -----------
Liabilities
Amount due to MONY America................................             --              --             --
Amount due to respective funds............................             44              --             47
                                                               ----------        --------    -----------
  Total Liabilities.......................................             44              --             47
                                                               ----------        --------    -----------
Net Assets................................................     $1,236,079        $ 75,057    $ 9,961,162
                                                               ==========        ========    ===========
Net Assets:
Accumulation Units........................................     $1,236,079        $ 75,057    $ 9,961,120
Retained by MONY America in Separate Account L............             --              --             42
                                                               ----------        --------    -----------
Total Net Assets..........................................     $1,236,079        $ 75,057    $ 9,961,162
                                                               ==========        ========    ===========
-------
* Denotes multiple share classes held by the respective fund.
  A.......................................................                                       958,380
  B.......................................................                                        51,723


                                                                                           Multimanager   Multimanager
                                                            Multimanager   Multimanager   International     Large Cap
                                                             Health Care    High Yield*       Equity       Core Equity
                                                           -------------- -------------- --------------- --------------
Assets
Shares held in respective Funds...........................      27,892         484,054         47,521          7,202
                                                                ------         -------         ------          -----
Investments at cost.......................................    $273,134      $2,502,268       $635,634        $75,978
                                                              --------      ----------       --------        -------
Investment in respective Funds, at net asset value........    $220,993      $1,723,493       $393,534        $50,309
Amount due from MONY America..............................          --              --            891              7
Amount due from respective Funds..........................         730           1,040             --             --
                                                              --------      ----------       --------        -------
  Total Assets............................................    $221,723      $1,724,533       $394,425        $50,316
                                                              --------      ----------       --------        -------
Liabilities
Amount due to MONY America................................         730           1,040             --             --
Amount due to respective funds............................          --              --            891              7
                                                              --------      ----------       --------        -------
  Total Liabilities.......................................         730           1,040            891              7
                                                              --------      ----------       --------        -------
Net Assets................................................    $220,993      $1,723,493       $393,534        $50,309
                                                              ========      ==========       ========        =======
Net Assets:
Accumulation Units........................................    $220,993      $1,723,255       $393,534        $50,309
Retained by MONY America in Separate Account L............          --             238             --             --
                                                              --------      ----------       --------        -------
Total Net Assets..........................................    $220,993      $1,723,493       $393,534        $50,309
                                                              ========      ==========       ========        =======
-------
*  Denotes multiple share classes held by the respective fund.
 A........................................................                     319,881
 B........................................................                     164,173


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Multimanager  Multimanager   Multimanager
                                                                 Large Cap      Large Cap       Mid Cap
                                                                   Growth         Value*        Growth
                                                               ------------- -------------- --------------
Assets
Shares held in respective Funds...........................          40,652        723,493        27,286
                                                                  --------     ----------      --------
Investments at cost.......................................        $337,776     $7,689,939      $220,350
                                                                  --------     ----------      --------
Investment in respective Funds, at net asset value........        $214,652     $5,219,906      $136,341
Amount due from MONY America..............................             855          1,123            12
Amount due from respective Funds..........................              --             --            --
                                                                  --------     ----------      --------
  Total Assets............................................        $215,507     $5,221,029      $136,353
                                                                  --------     ----------      --------
Liabilities
Amount due to MONY America................................              --             --            --
Amount due to respective funds............................             855          1,123            12
                                                                  --------     ----------      --------
  Total Liabilities.......................................             855          1,123            12
                                                                  --------     ----------      --------
Net Assets................................................        $214,652     $5,219,906      $136,341
                                                                  ========     ==========      ========
Net Assets:
Accumulation Units........................................        $214,652     $5,219,805      $136,341
Retained by MONY America in Separate Account L...........               --            101            --
                                                                  --------     ----------      --------
Total Net Assets..........................................        $214,652     $5,219,906      $136,341
                                                                  ========     ==========      ========
-------
*  Denotes multiple share classes held by the respective fund.
 A........................................................                        661,161
 B........................................................                         62,332


                                                            Multimanager   Multimanager   Multimanager
                                                               Mid Cap       Small Cap      Small Cap    Multimanager
                                                                Value         Growth          Value       Technology
                                                           -------------- -------------- -------------- -------------
Assets
Shares held in respective Funds...........................      49,630       1,764,482        16,718         40,492
                                                                ------       ---------        ------         ------
Investments at cost.......................................    $385,261     $14,371,173      $191,704       $442,482
                                                              --------     -----------      --------       --------
Investment in respective Funds, at net asset value........    $281,005     $ 9,069,765      $115,865       $278,110
Amount due from MONY America..............................         285              --            10             --
Amount due from respective Funds..........................          --           2,208            --             --
                                                              --------     -----------      --------       --------
  Total Assets............................................    $281,290     $ 9,071,973      $115,875       $278,110
                                                              --------     -----------      --------       --------
Liabilities
Amount due to MONY America................................          --           2,208            --             --
Amount due to respective funds............................         285              --            10             --
                                                              --------     -----------      --------       --------
  Total Liabilities.......................................         285           2,208            10             --
                                                              --------     -----------      --------       --------
Net Assets................................................    $281,005     $ 9,069,765      $115,865       $278,110
                                                              ========     ===========      ========       ========
Net Assets:
Accumulation Units........................................    $281,005     $ 9,069,627      $115,865       $278,110
Retained by MONY America in Separate Account L............          --             138            --             --
                                                              --------     -----------      --------       --------
Total Net Assets..........................................    $281,005     $ 9,069,765      $115,865       $278,110
                                                              ========     ===========      ========       ========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008

                                                            Oppenheimer                    PIMCO
                                                               Global        PIMCO      StocksPLUS
                                                             Securities   Global Bond   Growth and
                                                              Fund/VA      (Unhedged)     Income
                                                           ------------- ------------- ------------
Assets
Shares held in respective Funds...........................      64,297       241,933       463,403
                                                                ------       -------       -------
Investments at cost.......................................  $2,060,678    $3,015,548    $4,587,645
                                                            ----------    ----------    ----------
Investment in respective Funds, at net asset value........  $1,287,229    $2,963,680    $2,734,078
Amount due from MONY America..............................          --            --            --
Amount due from respective Funds..........................         256           341           387
                                                            ----------    ----------    ----------
  Total Assets............................................  $1,287,485    $2,964,021    $2,734,465
                                                            ----------    ----------    ----------
Liabilities
Amount due to MONY America................................         256           341           387
Amount due to respective funds............................          --            --            --
                                                            ----------    ----------    ----------
  Total Liabilities.......................................         256           341           387
                                                            ----------    ----------    ----------
Net Assets................................................  $1,287,229    $2,963,680    $2,734,078
                                                            ==========    ==========    ==========
Net Assets:
Accumulation Units........................................  $1,287,229    $2,961,653    $2,734,020
Retained by MONY America in Separate Account L............          --         2,027            58
                                                            ----------    ----------    ----------
Total Net Assets..........................................  $1,287,229    $2,963,680    $2,734,078
                                                            ==========    ==========    ==========

                                                            The Universal   The Universal
                                                            Institutional   Institutional                 Van Eck
                                                             Funds, Inc.     Funds, Inc.     Van Eck     Worldwide      Van Eck
                                                               Emerging         Global      Worldwide     Emerging     Worldwide
                                                             Markets Debt    Value Equity      Bond       Markets     Hard Assets
                                                           --------------- --------------- ----------- ------------- ------------
Assets
Shares held in respective Funds...........................       58,874          173,231      19,272       181,887       15,778
                                                                 ------          -------      ------       -------       ------
Investments at cost.......................................     $497,991       $1,997,674    $221,643    $2,483,219     $537,757
                                                               --------       ----------    --------    ----------     --------
Investment in respective Funds, at net asset value........     $380,918       $1,169,310    $222,011    $1,069,496     $295,841
Amount due from MONY America..............................           64               15          --            --           --
Amount due from respective Funds..........................           --               --          --            --           --
                                                               --------       ----------    --------    ----------     --------
  Total Assets............................................     $380,982       $1,169,325    $222,011    $1,069,496     $295,841
                                                               --------       ----------    --------    ----------     --------
Liabilities
Amount due to MONY America................................           --               --          --            --           --
Amount due to respective funds............................           64               15          --            --           --
                                                               --------       ----------    --------    ----------     --------
  Total Liabilities.......................................           64               15          --            --           --
                                                               --------       ----------    --------    ----------     --------
Net Assets................................................     $380,918       $1,169,310    $222,011    $1,069,496     $295,841
                                                               ========       ==========    ========    ==========     ========
Net Assets:
Accumulation Units........................................     $380,918       $1,169,310    $222,011    $1,069,496     $295,841
Retained by MONY America in Separate Account L...........            --               --          --            --           --
                                                               --------       ----------    --------    ----------     --------
Total Net Assets..........................................     $380,918       $1,169,310    $222,011    $1,069,496     $295,841
                                                               ========       ==========    ========    ==========     ========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008

                                                                                                    Mortality
                                                                                                        &      Unit Fair
                                                                                                     Expense     Value       Units
                Fund Name                                   Option                         Class      Ratio       ($)    Outstanding
------------------------------------  -------------------------------------------------- --------- ---------- ---------- -----------
AIM V.I. Financial Services.........  MONY Corporate Sponsored Variable Universal Life   Series I      0.00%       4.73         756
AIM V.I. Financial Services.........  MONY Variable Universal Life                       Series I      0.35%       4.68      21,826
AIM V.I. Financial Services.........  Survivorship Variable Universal Life               Series I      0.35%       4.83       3,014
AIM V.I. Global Health Care.........  MONY Corporate Sponsored Variable Universal Life   Series I      0.00%      10.63       4,157
AIM V.I. Global Health Care.........  MONY Variable Universal Life                       Series I      0.35%       9.94      46,318
AIM V.I. Global Health Care.........  Survivorship Variable Universal Life               Series I      0.35%      10.07         124
AIM V.I. Technology.................  MONY Corporate Sponsored Variable Universal Life   Series I      0.00%       7.73         549
AIM V.I. Technology.................  MONY Variable Universal Life                       Series I      0.35%       5.87      12,051
AIM V.I. Technology.................  Survivorship Variable Universal Life               Series I      0.35%       6.78          --
All Asset Allocation................  MONY Corporate Sponsored Variable Universal Life       B         0.00%       9.68      11,668
All Asset Allocation................  MONY Variable Universal Life                           B         0.35%       9.13     204,591
All Asset Allocation................  Survivorship Variable Universal Life                   B         0.35%       8.78       3,378
All Asset Allocation................  MONY Custom Estate Master                              B         0.35%       8.32     169,218
All Asset Allocation................  MONY Custom Equity Master                              B         0.35%       8.43   1,106,839
All Asset Allocation................  MONY Equity Master                                     B         0.75%      17.35   2,724,928
AXA Aggressive Allocation...........  Incentive Life Legacy                                  B         0.00%     100.70      63,818
AXA Aggressive Allocation...........  Incentive Life Legacy                                  B         0.00%     100.70         349
AXA Aggressive Allocation...........  MONY Corporate Sponsored Variable Universal Life       A         0.00%       6.16          96
AXA Aggressive Allocation...........  MONY Variable Universal Life                           B         0.35%       6.10      22,239
AXA Aggressive Allocation...........  Survivorship Variable Universal Life                   B         0.35%       6.10          --
AXA Aggressive Allocation...........  MONY Custom Estate Master                              B         0.35%       6.10         348
AXA Aggressive Allocation...........  MONY Custom Equity Master                              B         0.35%       6.10      10,127
AXA Aggressive Allocation...........  MONY Equity Master                                     B         0.75%       6.06      13,171
AXA Conservative Allocation.........  Incentive Life Legacy                                  B         0.00%     111.49       5,372
AXA Conservative Allocation.........  Incentive Life Legacy                                  B         0.00%     111.49          65
AXA Conservative Allocation.........  MONY Corporate Sponsored Variable Universal Life       A         0.00%       9.31          88
AXA Conservative Allocation.........  MONY Variable Universal Life                           B         0.35%       9.22       1,286
AXA Conservative Allocation.........  Survivorship Variable Universal Life                   B         0.35%       9.22          --
AXA Conservative Allocation.........  MONY Custom Estate Master                              B         0.35%       9.22          --
AXA Conservative Allocation.........  MONY Custom Equity Master                              B         0.35%       9.22      10,131
AXA Conservative Allocation.........  MONY Equity Master                                     B         0.75%       9.16      14,019
AXA Conservative-Plus Allocation....  Incentive Life Legacy                                  B         0.00%     107.46      13,005
AXA Conservative-Plus Allocation....  Incentive Life Legacy                                  B         0.00%     107.46          52
AXA Conservative-Plus Allocation....  MONY Corporate Sponsored Variable Universal Life       A         0.00%       8.32         497
AXA Conservative-Plus Allocation....  MONY Variable Universal Life                           B         0.35%       8.24         565
AXA Conservative-Plus Allocation....  Survivorship Variable Universal Life                   B         0.35%       8.24          --
AXA Conservative-Plus Allocation....  MONY Custom Estate Master                              B         0.35%       8.24       5,692
AXA Conservative-Plus Allocation....  MONY Custom Equity Master                              B         0.35%       8.24      12,293
AXA Conservative-Plus Allocation....  MONY Equity Master                                     B         0.75%       8.19         768
AXA Moderate Allocation.............  Incentive Life Legacy                                  B         0.00%     110.24      70,323
AXA Moderate Allocation.............  Incentive Life Legacy                                  B         0.00%     110.24       1,418
AXA Moderate Allocation.............  MONY Corporate Sponsored Variable Universal Life       A         0.00%       7.80          --
AXA Moderate Allocation.............  MONY Variable Universal Life                           B         0.35%       7.72      13,469
AXA Moderate Allocation.............  Survivorship Variable Universal Life                   B         0.35%       7.72       3,592
AXA Moderate Allocation.............  MONY Custom Estate Master                              B         0.35%       7.72      24,463
AXA Moderate Allocation.............  MONY Custom Equity Master                              B         0.35%       7.72     105,647
AXA Moderate Allocation.............  MONY Equity Master                                     B         0.75%       7.68      34,192
AXA Moderate-Plus Allocation........  Incentive Life Legacy                                  B         0.00%     107.26     196,898
AXA Moderate-Plus Allocation........  Incentive Life Legacy                                  B         0.00%     107.26         276
AXA Moderate-Plus Allocation........  MONY Corporate Sponsored Variable Universal Life       A         0.00%       6.99       1,814
AXA Moderate-Plus Allocation........  MONY Variable Universal Life                           B         0.35%       6.93      41,649
AXA Moderate-Plus Allocation........  Survivorship Variable Universal Life                   B         0.35%       6.93          --
AXA Moderate-Plus Allocation........  MONY Custom Estate Master                              B         0.35%       6.93         470
AXA Moderate-Plus Allocation........  MONY Custom Equity Master                              B         0.35%       6.93     144,559
AXA Moderate-Plus Allocation........  MONY Equity Master                                     B         0.75%       6.88      93,436

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                     Mortality
                                                                                                         &     Unit Fair
                                                                                                      Expense    Value      Units
                    Fund Name                                     Option                      Class    Ratio      ($)    Outstanding
------------------------------------------- ------------------------------------------------ ------- --------- --------- -----------
Dreyfus Stock Index Fund, Inc.............. MONY Corporate Sponsored Variable Universal
                                              Life                                           Initial    0.00%     11.34  1,814,860
Dreyfus Stock Index Fund, Inc.............. MONY Custom Estate Master                        Initial    0.35%      7.30     85,918
Dreyfus Stock Index Fund, Inc.............. MONY Custom Equity Master                        Initial    0.35%      7.34  1,121,928
Dreyfus Stock Index Fund, Inc.............. MONY Equity Master                               Initial    0.75%      6.58    372,845
EQ/AllianceBernstein Common Stock.......... Incentive Life Legacy                               B       0.00%     65.14     16,587
EQ/AllianceBernstein Common Stock.......... Incentive Life Legacy                               B       0.00%     65.14        290
EQ/AllianceBernstein Common Stock.......... MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%     10.12     14,822
EQ/AllianceBernstein Intermediate
Government Securities...................... Incentive Life Legacy                               B       0.00%    113.49      1,433
EQ/AllianceBernstein Intermediate
Government Securities...................... Incentive Life Legacy                               B       0.00%    113.49        502
EQ/AllianceBernstein International......... Incentive Life Legacy                               B       0.00%     84.37     11,854
EQ/AllianceBernstein International......... Incentive Life Legacy                               B       0.00%     84.37        444
EQ/AllianceBernstein International......... MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%      8.28    299,543
EQ/AllianceBernstein Small Cap Growth...... Incentive Life Legacy                               B       0.00%    113.82      3,308
EQ/AllianceBernstein Small Cap Growth...... Incentive Life Legacy                               B       0.00%    113.82          1
EQ/AllianceBernstein Small Cap Growth...... MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%      8.35        993
EQ/AllianceBernstein Small Cap Growth...... MONY Variable Universal Life                        A       0.35%      7.64     46,539
EQ/AllianceBernstein Small Cap Growth...... Survivorship Variable Universal Life                A       0.35%      7.63      3,292
EQ/Ariel Appreciation II................... Incentive Life Legacy                               B       0.00%     70.25        511
EQ/Ariel Appreciation II................... Incentive Life Legacy                               B       0.00%     70.25         --
EQ/AXA Rosenberg Value Long/Short Equity... Incentive Life Legacy                               B       0.00%    106.12        361
EQ/AXA Rosenberg Value Long/Short Equity... Incentive Life Legacy                               B       0.00%    106.12         --
EQ/BlackRock Basic Value Equity............ Incentive Life Legacy                               B       0.00%    177.01      3,014
EQ/BlackRock Basic Value Equity............ Incentive Life Legacy                               B       0.00%    177.01         19
EQ/BlackRock Basic Value Equity............ MONY Variable Universal Life                        B       0.35%      9.64     61,202
EQ/BlackRock International Value........... Incentive Life Legacy                               B       0.00%    107.71      6,377
EQ/BlackRock International Value........... MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%     11.29    399,680
EQ/Bond Index.............................. MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%     16.95    637,016
EQ/Bond Index.............................. MONY Custom Estate Master                           A       0.35%     15.49     22,192
EQ/Bond Index.............................. MONY Custom Equity Master                           A       0.35%     15.39    131,613
EQ/Bond Index.............................. MONY Strategist                                     A       0.60%     37.70      2,680
EQ/Bond Index.............................. MONY Equity Master                                  A       0.75%     18.76     77,659
EQ/Boston Advisors Equity Income........... Incentive Life Legacy                               B       0.00%     92.72      2,101
EQ/Boston Advisors Equity Income........... MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%     13.05    729,770
EQ/Boston Advisors Equity Income........... MONY Variable Universal Life                        B       0.35%     11.12    118,905
EQ/Boston Advisors Equity Income........... Survivorship Variable Universal Life                B       0.35%     10.60      2,405
EQ/Boston Advisors Equity Income........... MONY Custom Estate Master                           B       0.35%     10.71     47,626
EQ/Boston Advisors Equity Income........... MONY Custom Equity Master                           B       0.35%     10.94    342,430
EQ/Boston Advisors Equity Income........... MONY Strategist                                     A       0.60%      8.14     44,797
EQ/Boston Advisors Equity Income........... MONY Equity Master                                  B       0.75%      9.45    140,771
EQ/Calvert Socially Responsible............ Incentive Life Legacy                               B       0.00%     61.36        203
EQ/Calvert Socially Responsible............ MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%      5.48      6,429
EQ/Calvert Socially Responsible............ MONY Variable Universal Life                        B       0.35%      6.68     23,491
EQ/Calvert Socially Responsible............ Survivorship Variable Universal Life                B       0.35%      6.68         --
EQ/Calvert Socially Responsible............ MONY Custom Estate Master                           A       0.35%      4.71      9,502
EQ/Calvert Socially Responsible............ MONY Custom Equity Master                           A       0.35%      4.89    158,681
EQ/Calvert Socially Responsible............ MONY Equity Master                                  A       0.75%      5.36     16,342
EQ/Capital Guardian Growth................. Incentive Life Legacy                               B       0.00%     52.31      2,205
EQ/Capital Guardian Growth................. MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%      7.92     23,692
EQ/Capital Guardian Research............... Incentive Life Legacy                               B       0.00%     89.78      1,038
EQ/Capital Guardian Research............... MONY Strategist                                     A       0.60%      7.06    146,218
EQ/Capital Guardian Research............... MONY Corporate Sponsored Variable Universal
                                              Life                                              A       0.00%      6.29      7,423

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                Mortality
                                                                                                    &      Unit Fair
                                                                                                 Expense     Value       Units
                Fund Name                                   Option                      Class     Ratio       ($)     Outstanding
------------------------------------- ------------------------------------------------ ------- ---------- ---------- -----------
EQ/Capital Guardian Research......... MONY Variable Universal Life                        A        0.35%       9.18      47,080
EQ/Capital Guardian Research......... MONY Custom Estate Master                           A        0.35%       6.25       7,872
EQ/Capital Guardian Research......... MONY Custom Equity Master                           A        0.35%       6.13     144,644
EQ/Capital Guardian Research......... MONY Equity Master                                  A        0.75%       7.66      13,256
EQ/Caywood-Scholl High Yield Bond.... Incentive Life Legacy                               B        0.00%      94.21       2,256
EQ/Caywood-Scholl High Yield Bond.... Incentive Life Legacy                               B        0.00%      94.21          25
EQ/Caywood-Scholl High Yield Bond.... MONY Corporate Sponsored Variable Universal Life    B        0.00%      14.74      11,346
EQ/Caywood-Scholl High Yield Bond.... MONY Custom Estate Master                           B        0.35%      12.98      42,352
EQ/Caywood-Scholl High Yield Bond.... MONY Custom Equity Master                           B        0.35%      13.04     245,082
EQ/Caywood-Scholl High Yield Bond.... MONY Equity Master                                  B        0.75%      18.07     232,646
EQ/Equity 500 Index.................. Incentive Life Legacy                               B        0.00%      72.94      18,320
EQ/Equity 500 Index.................. Incentive Life Legacy                               B        0.00%      72.94       1,383
EQ/Evergreen International Bond...... Incentive Life Legacy                               B        0.00%     117.74       3,972
EQ/Evergreen International Bond...... Incentive Life Legacy                               B        0.00%     117.74         219
EQ/Evergreen Omega................... Incentive Life Legacy                               B        0.00%      78.25         622
EQ/Evergreen Omega................... Incentive Life Legacy                               B        0.00%      78.25          35
EQ/GAMCO Mergers and Acquisitions.... Incentive Life Legacy                               B        0.00%     105.99       2,076
EQ/GAMCO Small Company Value......... Incentive Life Legacy                               B        0.00%     106.70       9,092
EQ/GAMCO Small Company Value......... Incentive Life Legacy                               B        0.00%     106.70         472
EQ/GAMCO Small Company Value......... MONY Corporate Sponsored Variable Universal Life    B        0.00%      23.42      87,627
EQ/GAMCO Small Company Value......... MONY Variable Universal Life                        B        0.35%      14.47     414,545
EQ/GAMCO Small Company Value......... Survivorship Variable Universal Life                B        0.35%      13.91      18,558
EQ/GAMCO Small Company Value......... MONY Custom Estate Master                           B        0.35%      18.12      58,474
EQ/GAMCO Small Company Value......... MONY Custom Equity Master                           B        0.35%      19.19     765,703
EQ/GAMCO Small Company Value......... MONY Equity Master                                  B        0.75%      34.85     749,514
EQ/Government Securities............. MONY Corporate Sponsored Variable Universal Life    A        0.00%      15.88      71,802
EQ/Government Securities............. MONY Variable Universal Life                        A        0.35%      12.34     200,347
EQ/Government Securities............. Survivorship Variable Universal Life                A        0.35%      12.34       8,515
EQ/Government Securities............. MONY Custom Estate Master                           A        0.35%      14.51      21,367
EQ/Government Securities............. MONY Custom Equity Master                           A        0.35%      14.46     200,799
EQ/Government Securities............. MONY Equity Master                                  A        0.75%      17.32     128,385
EQ/International Core PLUS........... Incentive Life Legacy                               B        0.00%      94.65       1,932
EQ/International Core PLUS........... Incentive Life Legacy                               B        0.00%      94.65          56
EQ/International Growth.............. Incentive Life Legacy                               B        0.00%     101.17       3,217
EQ/International Growth.............. Incentive Life Legacy                               B        0.00%     101.17         970
EQ/International Growth.............. MONY Corporate Sponsored Variable Universal Life    B        0.00%       9.69       8,804
EQ/International Growth.............. MONY Custom Estate Master                           B        0.35%       8.74      67,818
EQ/International Growth.............. MONY Custom Equity Master                           B        0.35%       9.30     506,885
EQ/International Growth.............. MONY Equity Master                                  B        0.75%      13.79     567,464
EQ/JPMorgan Core Bond................ Incentive Life Legacy                               B        0.00%     116.70       6,329
EQ/JPMorgan Core Bond................ Incentive Life Legacy                               B        0.00%     116.70          27
EQ/JPMorgan Core Bond................ MONY Corporate Sponsored Variable Universal Life    A        0.00%      12.95     159,775
EQ/JPMorgan Core Bond................ MONY Variable Universal Life                        A        0.35%      13.25     345,654
EQ/JPMorgan Core Bond................ Survivorship Variable Universal Life                A        0.35%      13.18      14,000
EQ/JPMorgan Core Bond................ MONY Custom Estate Master                           A        0.35%      12.66      15,919
EQ/JPMorgan Core Bond................ MONY Custom Equity Master                           A        0.35%      12.85     133,615
EQ/JPMorgan Value Opportunities...... Incentive Life Legacy                               B        0.00%     109.02       1,076
EQ/JPMorgan Value Opportunities...... MONY Corporate Sponsored Variable Universal Life    A        0.00%       5.50         156
EQ/Large Cap Core PLUS............... Incentive Life Legacy                               B        0.00%      73.01         431
EQ/Large Cap Growth Index............ Incentive Life Legacy                               B        0.00%      56.63       3,977
EQ/Large Cap Growth Index............ Incentive Life Legacy                               B        0.00%      56.63           4

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                 Mortality
                                                                                                     &      Unit Fair
                                                                                                  Expense     Value       Units
                Fund Name                                  Option                        Class     Ratio       ($)    Outstanding
------------------------------------ -------------------------------------------------- ------- ---------- ---------- -----------
EQ/Large Cap Growth PLUS............ Incentive Life Legacy                                 B        0.00%     122.89       1,531
EQ/Large Cap Growth PLUS............ Incentive Life Legacy                                 B        0.00%     122.89         249
EQ/Large Cap Value Index............ Incentive Life Legacy                                 B        0.00%      46.45       1,861
EQ/Large Cap Value PLUS............. Incentive Life Legacy                                 B        0.00%      85.09      15,725
EQ/Large Cap Value PLUS............. Incentive Life Legacy                                 B        0.00%      85.09          12
EQ/Large Cap Value PLUS............. MONY Corporate Sponsored Variable Universal Life      A        0.00%      10.47     390,631
EQ/Large Cap Value PLUS............. MONY Variable Universal Life                          A        0.35%       7.47      86,046
EQ/Large Cap Value PLUS............. Survivorship Variable Universal Life                  A        0.35%       7.26       4,440
EQ/Long Term Bond................... Incentive Life Legacy                                 B        0.00%     115.85       1,962
EQ/Long Term Bond................... Incentive Life Legacy                                 B        0.00%     115.85           1
EQ/Long Term Bond................... MONY Corporate Sponsored Variable Universal Life      A        0.00%      19.21      11,801
EQ/Long Term Bond................... MONY Variable Universal Life                          A        0.35%      14.85     113,522
EQ/Long Term Bond................... Survivorship Variable Universal Life                  A        0.35%      15.03       4,026
EQ/Long Term Bond................... MONY Custom Estate Master                             A        0.35%      17.28      31,914
EQ/Long Term Bond................... MONY Custom Equity Master                             A        0.35%      16.80     227,348
EQ/Long Term Bond................... MONY Strategist                                       A        0.60%      55.18         691
EQ/Long Term Bond................... MONY Equity Master                                    A        0.75%      24.07     100,590
EQ/Lord Abbett Growth and Income.... Incentive Life Legacy                                 B        0.00%      82.28       1,732
EQ/Lord Abbett Growth and Income.... MONY Variable Universal Life                          A        0.35%       9.82     307,984
EQ/Lord Abbett Growth and Income.... Survivorship Variable Universal Life                  A        0.35%       9.24      11,283
EQ/Lord Abbett Growth and Income.... MONY Custom Estate Master                             A        0.35%       9.83      11,480
EQ/Lord Abbett Growth and Income.... MONY Custom Equity Master                             A        0.35%       9.77     160,306
EQ/Lord Abbett Large Cap Core....... Incentive Life Legacy                                 B        0.00%      91.75         857
EQ/Lord Abbett Mid Cap Value........ Incentive Life Legacy                                 B        0.00%      77.64       2,170
EQ/Lord Abbett Mid Cap Value........ MONY Corporate Sponsored Variable Universal Life      A        0.00%      10.18     223,140
EQ/Lord Abbett Mid Cap Value........ MONY Variable Universal Life                          A        0.35%      10.66     214,210
EQ/Lord Abbett Mid Cap Value........ Survivorship Variable Universal Life                  A        0.35%       9.55       4,353
EQ/Lord Abbett Mid Cap Value........ MONY Custom Estate Master                             A        0.35%       9.77      16,017
EQ/Lord Abbett Mid Cap Value........ MONY Custom Equity Master                             A        0.35%       9.77     192,033
EQ/Marsico Focus.................... Incentive Life Legacy                                 B        0.00%     112.22       9,669
EQ/Marsico Focus.................... Incentive Life Legacy                                 B        0.00%     112.22         433
EQ/Marsico Focus.................... MONY Custom Estate Master                             B        0.35%       7.82      77,956
EQ/Marsico Focus.................... MONY Custom Equity Master                             B        0.35%       7.82     590,559
EQ/Marsico Focus.................... MONY Equity Master                                    B        0.75%       7.72     207,936
EQ/Mid Cap Index.................... Incentive Life Legacy                                 B        0.00%      76.78       8,576
EQ/Mid Cap Index.................... Incentive Life Legacy                                 B        0.00%      76.78           2
EQ/Mid Cap Index.................... MONY Variable Universal Life                          A        0.35%       9.05     188,237
EQ/Mid Cap Index.................... Survivorship Variable Universal Life                  A        0.35%       8.66       4,209
EQ/Mid Cap Value PLUS............... Incentive Life Legacy                                 B        0.00%     119.04       2,679
EQ/Money Market..................... Incentive Life Legacy                                 B        0.00%     131.49      24,427
EQ/Money Market..................... Incentive Life Legacy                                 B        0.00%     131.49       1,290
EQ/Money Market..................... MONY Corporate Sponsored Variable Universal Life      A        0.00%      11.38   2,639,692
EQ/Money Market..................... MONY Variable Universal Life                          A        0.35%      11.25     264,252
EQ/Money Market..................... Survivorship Variable Universal Life                  A        0.35%      11.25         209
EQ/Money Market..................... MONY Custom Estate Master                             A        0.35%      11.25      68,774
EQ/Money Market..................... MONY Custom Equity Master                             A        0.35%      11.25     531,063
EQ/Money Market..................... MONY Strategist                                       A        0.60%      11.16      17,233
EQ/Money Market..................... MONY Equity Master                                    A        0.75%      11.10     368,467
EQ/Montag & Caldwell Growth......... Incentive Life Legacy                                 B        0.00%      96.84       1,459
EQ/Montag & Caldwell Growth......... MONY Corporate Sponsored Variable Universal Life      B        0.00%       7.16      26,204
EQ/Montag & Caldwell Growth......... MONY Variable Universal Life                          B        0.35%       8.84     616,838
EQ/Montag & Caldwell Growth......... Survivorship Variable Universal Life                  B        0.35%       8.65      22,170
EQ/Montag & Caldwell Growth......... MONY Custom Estate Master                             B        0.35%       8.41     408,811

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                   Mortality
                                                                                                       &      Unit Fair
                                                                                                    Expense     Value       Units
                  Fund Name                                     Option                    Class      Ratio       ($)    Outstanding
----------------------------------------- --------------------------------------------- --------- ---------- ---------- -----------
EQ/Montag & Caldwell Growth.............. MONY Custom Equity Master                         B         0.35%       8.64   3,132,303
EQ/Montag & Caldwell Growth.............. MONY Equity Master                                B         0.75%       6.74     375,368
EQ/PIMCO Real Return..................... Incentive Life Legacy                             B         0.00%     107.64       5,680
EQ/PIMCO Real Return..................... Incentive Life Legacy                             B         0.00%     107.64          46
EQ/PIMCO Real Return..................... MONY Corporate Sponsored Variable Universal
                                            Life                                            B         0.00%      12.60     143,410
EQ/PIMCO Real Return..................... MONY Variable Universal Life                      B         0.35%      12.51     126,349
EQ/PIMCO Real Return..................... Survivorship Variable Universal Life              B         0.35%      12.44       4,688
EQ/PIMCO Real Return..................... MONY Custom Estate Master                         B         0.35%      12.40       5,040
EQ/PIMCO Real Return..................... MONY Custom Equity Master                         B         0.35%      12.43      66,158
EQ/Quality Bond PLUS..................... Incentive Life Legacy                             B         0.00%     143.26       2,561
EQ/Quality Bond PLUS..................... Incentive Life Legacy                             B         0.00%     143.26         201
EQ/Quality Bond PLUS..................... MONY Corporate Sponsored Variable Universal
                                            Life                                            A         0.00%       9.52         887
EQ/Short Duration Bond................... Incentive Life Legacy                             B         0.00%     108.04         621
EQ/Short Duration Bond................... Incentive Life Legacy                             B         0.00%     108.04          14
EQ/Short Duration Bond................... MONY Corporate Sponsored Variable Universal
                                            Life                                            A         0.00%      14.54      33,944
EQ/Short Duration Bond................... MONY Variable Universal Life                      B         0.35%      10.88       9,078
EQ/Small Company Index................... Incentive Life Legacy                             B         0.00%     112.68       5,891
EQ/Small Company Index................... Incentive Life Legacy                             B         0.00%     112.68          10
EQ/Small Company Index................... MONY Corporate Sponsored Variable Universal
                                            Life                                            A         0.00%       6.19     291,383
EQ/Small Company Index................... MONY Variable Universal Life                      A         0.35%      11.44      55,876
EQ/T. Rowe Price Growth Stock............ Incentive Life Legacy                             B         0.00%      69.00       1,646
EQ/T. Rowe Price Growth Stock............ Incentive Life Legacy                             B         0.00%      69.00          17
EQ/T. Rowe Price Growth Stock............ MONY Corporate Sponsored Variable Universal
                                            Life                                            B         0.00%       8.03     411,546
EQ/T. Rowe Price Growth Stock............ MONY Custom Estate Master                         B         0.35%       6.53     108,530
EQ/T. Rowe Price Growth Stock............ MONY Custom Equity Master                         B         0.35%       6.59   1,069,609
EQ/T. Rowe Price Growth Stock............ MONY Equity Master                                B         0.75%      13.70   1,321,411
EQ/UBS Growth and Income................. Incentive Life Legacy                             B         0.00%      82.71       1,423
EQ/UBS Growth and Income................. MONY Variable Universal Life                      B         0.35%       8.56     174,927
EQ/UBS Growth and Income................. Survivorship Variable Universal Life              B         0.35%       8.09       5,234
EQ/UBS Growth and Income................. MONY Custom Estate Master                         B         0.35%       8.24     135,866
EQ/UBS Growth and Income................. MONY Custom Equity Master                         B         0.35%       8.37     901,086
EQ/UBS Growth and Income................. MONY Equity Master                                B         0.75%       6.61     239,021
EQ/Van Kampen Comstock................... Incentive Life Legacy                             B         0.00%      74.98       1,251
EQ/Van Kampen Emerging Markets Equity.... Incentive Life Legacy                             B         0.00%     129.67      10,522
EQ/Van Kampen Emerging Markets Equity.... Incentive Life Legacy                             B         0.00%     129.67         239
EQ/Van Kampen Emerging Markets Equity.... MONY Variable Universal Life                      A         0.35%      17.84      37,712
EQ/Van Kampen Emerging Markets Equity.... Survivorship Variable Universal Life              A         0.35%      16.79       7,006
EQ/Van Kampen Mid Cap Growth............. Incentive Life Legacy                             B         0.00%      87.96       4,065
EQ/Van Kampen Mid Cap Growth............. Incentive Life Legacy                             B         0.00%      87.96           2
EQ/Van Kampen Mid Cap Growth............. MONY Corporate Sponsored Variable Universal
                                            Life                                            A         0.00%      10.71     135,782
EQ/Van Kampen Mid Cap Growth............. MONY Variable Universal Life                      A         0.35%       6.51     416,426
EQ/Van Kampen Mid Cap Growth............. Survivorship Variable Universal Life              A         0.35%       6.47      24,425
EQ/Van Kampen Mid Cap Growth............. MONY Custom Estate Master                         A         0.35%      10.46       7,641
EQ/Van Kampen Mid Cap Growth............. MONY Custom Equity Master                         A         0.35%      10.12     126,172
EQ/Van Kampen Real Estate................ Incentive Life Legacy                             B         0.00%      50.98       5,577
EQ/Van Kampen Real Estate................ Incentive Life Legacy                             B         0.00%      50.98           1
EQ/Van Kampen Real Estate................ MONY Corporate Sponsored Variable Universal
                                            Life                                            A         0.35%      14.09      36,788
EQ/Van Kampen Real Estate................ MONY Variable Universal Life                      A         0.35%      15.04     147,067
EQ/Van Kampen Real Estate................ Survivorship Variable Universal Life              A         0.35%      14.02       2,613
EQ/Van Kampen Real Estate................ MONY Custom Estate Master                         A         0.35%      13.67       6,281
EQ/Van Kampen Real Estate................ MONY Custom Equity Master                         A         0.35%      13.80      89,677
Fidelity VIP Asset Manager............... MONY Corporate Sponsored Variable Universal
                                            Life                                         Initial      0.00%       9.79       4,295

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                    Mortality
                                                                                                        &      Unit Fair
                                                                                                     Expense     Value      Units
               Fund Name                                Option                           Class        Ratio       ($)    Outstanding
------------------------------------- ---------------------------------------------- ------------- ---------- ---------- -----------
Fidelity VIP Contrafund(R)........... MONY Corporate Sponsored Variable Universal
                                        Life                                            Initial        0.00%      10.32   1,024,641
Fidelity VIP Contrafund(R)........... MONY Custom Estate Master                         Service        0.35%       9.90      72,385
Fidelity VIP Contrafund(R)........... MONY Custom Equity Master                         Service        0.35%      10.65     969,244
Fidelity VIP Contrafund(R)........... MONY Equity Master                                Service        0.75%       9.18     532,412
Fidelity VIP Growth and Income....... MONY Corporate Sponsored Variable Universal
                                        Life                                            Initial        0.00%       7.67      49,124
Franklin Income Securities........... MONY Corporate Sponsored Variable Universal
                                        Life                                               2           0.00%       7.03     192,573
Franklin Income Securities........... MONY Variable Universal Life                         2           0.35%      11.04     417,929
Franklin Income Securities........... Survivorship Variable Universal Life                 2           0.35%       7.00      18,531
Franklin Rising Dividends
  Securities......................... MONY Variable Universal Life                         2           0.35%      10.63      41,255
Franklin Zero Coupon 2010............ MONY Variable Universal Life                         2           0.35%      12.68      10,542
Janus Aspen Series Balanced.......... MONY Custom Estate Master                      Institutional     0.35%      12.14      65,403
Janus Aspen Series Balanced.......... MONY Custom Equity Master                      Institutional     0.35%      12.36     426,141
Janus Aspen Series Balanced.......... MONY Equity Master                             Institutional     0.75%      11.87      88,247
Janus Aspen Series Forty............. MONY Corporate Sponsored Variable Universal
                                        Life                                         Institutional     0.00%       7.21     704,429
Janus Aspen Series Forty............. MONY Variable Universal Life                      Service        0.35%      11.48     130,405
Janus Aspen Series Forty............. Survivorship Variable Universal Life              Service        0.35%      11.57       8,366
Janus Aspen Series Forty............. MONY Custom Estate Master                      Institutional     0.35%       8.79      63,372
Janus Aspen Series Forty............. MONY Custom Equity Master                      Institutional     0.35%       9.28     466,616
Janus Aspen Series Forty............. MONY Equity Master                             Institutional     0.75%       6.83     395,043
Janus Aspen Series International      MONY Corporate Sponsored Variable Universal
  Growth.............................   Life                                         Institutional     0.00%      11.20     190,542
Janus Aspen Series International
  Growth............................. MONY Variable Universal Life                      Service        0.35%      14.82     188,703
Janus Aspen Series International
  Growth............................. Survivorship Variable Universal Life              Service        0.35%      14.78      10,307
Janus Aspen Series Mid Cap Growth.... MONY Corporate Sponsored Variable Universal
                                        Life                                         Institutional     0.00%       4.80     346,583
Janus Aspen Series Mid Cap Growth.... MONY Custom Estate Master                      Institutional     0.35%       4.76      87,444
Janus Aspen Series Mid Cap Growth.... MONY Custom Equity Master                      Institutional     0.35%       5.75   1,089,033
Janus Aspen Series Mid Cap Growth.... MONY Equity Master                             Institutional     0.75%       7.68     121,950
Janus Aspen Series Mid Cap Value..... MONY Corporate Sponsored Variable Universal
                                        Life                                            Service        0.00%      11.54     103,502
Janus Aspen Series Worldwide Growth.. MONY Corporate Sponsored Variable Universal
                                        Life                                         Institutional     0.00%       5.54      79,966
Janus Aspen Series Worldwide Growth.. MONY Custom Estate Master                      Institutional     0.35%       5.38      67,477
Janus Aspen Series Worldwide Growth.. MONY Custom Equity Master                      Institutional     0.35%       6.11     887,228
Janus Aspen Series Worldwide Growth.. MONY Equity Master                             Institutional     0.75%       4.31     527,317
MFS(R) Utilities Series.............. MONY Corporate Sponsored Variable Universal
                                        Life                                            Initial        0.00%      19.74      13,035
MFS(R) Utilities Series.............. MONY Variable Universal Life                      Initial        0.35%      18.45      47,312
MFS(R) Utilities Series.............. Survivorship Variable Universal Life              Initial        0.35%      17.68       5,981
Multimanager Aggressive Equity....... Incentive Life Legacy                                B           0.00%      54.13       1,364
Multimanager Aggressive Equity....... Incentive Life Legacy                                B           0.00%      54.13          23
Multimanager Core Bond............... Incentive Life Legacy                                B           0.00%     134.03       3,633
Multimanager Core Bond............... Incentive Life Legacy                                B           0.00%     134.03         178
Multimanager Core Bond............... MONY Corporate Sponsored Variable Universal
                                        Life                                               A           0.00%      10.54     896,880
Multimanager Health Care............. Incentive Life Legacy                                B           0.00%     103.14       2,143
Multimanager High Yield.............. Incentive Life Legacy                                B           0.00%     105.63       5,455
Multimanager High Yield.............. Incentive Life Legacy                                B           0.00%     105.63          60
Multimanager High Yield.............. MONY Variable Universal Life                         A           0.35%      11.76      93,595
Multimanager High Yield.............. Survivorship Variable Universal Life                 A           0.35%      11.28       3,554
Multimanager International Equity.... Incentive Life Legacy                                B           0.00%     139.42       2,802
Multimanager International Equity.... Incentive Life Legacy                                B           0.00%     139.42          21
Multimanager Large Cap Core Equity... Incentive Life Legacy                                B           0.00%     104.18         483
Multimanager Large Cap Growth........ Incentive Life Legacy                                B           0.00%      85.44       2,123
Multimanager Large Cap Growth........ Incentive Life Legacy                                B           0.00%      85.44         389

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                                                                                    Mortality
                                                                                                        &      Unit Fair
                                                                                                     Expense     Value      Units
                     Fund Name                                   Option                 Class         Ratio       ($)    Outstanding
------------------------------------------ -------------------------------------- ---------------- ---------- ---------- ----------
Multimanager Large Cap Value.............. Incentive Life Legacy                          B            0.00%     120.96       3,381
Multimanager Large Cap Value.............. Incentive Life Legacy                          B            0.00%     120.96         338
Multimanager Large Cap Value.............. MONY Corporate Sponsored Variable
                                             Universal Life                               A            0.00%       5.91     806,695
Multimanager Mid Cap Growth............... Incentive Life Legacy                          B            0.00%     114.40       1,192
Multimanager Mid Cap Value................ Incentive Life Legacy                          B            0.00%      95.50       2,925
Multimanager Mid Cap Value................ Incentive Life Legacy                          B            0.00%      95.50          17
Multimanager Small Cap Growth............. Incentive Life Legacy                          B            0.00%      81.71       2,941
Multimanager Small Cap Growth............. Incentive Life Legacy                          B            0.00%      81.71         259
Multimanager Small Cap Growth............. MONY Corporate Sponsored Variable
                                             Universal Life                               B            0.00%       7.93      97,387
Multimanager Small Cap Growth............. MONY Variable Universal Life                   B            0.35%       7.72     248,410
Multimanager Small Cap Growth............. Survivorship Variable Universal Life           B            0.35%       7.68       2,243
Multimanager Small Cap Growth............. MONY Custom Estate Master                      B            0.35%      11.09      52,551
Multimanager Small Cap Growth............. MONY Custom Equity Master                      B            0.35%      11.40     420,779
Multimanager Small Cap Growth............. MONY Equity Master                             B            0.75%       7.20     100,030
Multimanager Small Cap Value.............. Incentive Life Legacy                          B            0.00%     128.82         895
Multimanager Small Cap Value.............. Incentive Life Legacy                          B            0.00%     128.82           4
Multimanager Technology................... Incentive Life Legacy                          B            0.00%     115.13       2,416
Multimanager Technology................... Incentive Life Legacy                          B            0.00%     115.13          --
Oppenheimer Global Securities Fund/VA..... MONY Variable Universal Life                Service         0.35%      12.58     102,359
PIMCO Global Bond (Unhedged).............. MONY Variable Universal Life            Administrative      0.35%      15.78     115,438
PIMCO Global Bond (Unhedged).............. Survivorship Variable Universal Life    Administrative      0.35%      15.83       4,535
PIMCO Global Bond (Unhedged).............. MONY Custom Estate Master               Administrative      0.35%      14.42       7,323
PIMCO Global Bond (Unhedged).............. MONY Custom Equity Master               Administrative      0.35%      15.21      63,323
PIMCO StocksPLUS Growth and Income........ MONY Variable Universal Life            Administrative      0.35%       8.67     310,494
PIMCO StocksPLUS Growth and Income........ Survivorship Variable Universal Life    Administrative      0.35%       8.82       4,595
The Universal Institutional Funds, Inc.    MONY Corporate Sponsored Variable
Emerging Markets Debt.....................   Universal Life                               I            0.00%      16.35      23,296
The Universal Institutional Funds, Inc.    MONY Corporate Sponsored Variable
Global Value Equity.......................   Universal Life                               I            0.00%       9.48      78,342
The Universal Institutional Funds, Inc.
Global Value Equity....................... MONY Variable Universal Life                   I            0.35%       9.96      41,563
The Universal Institutional Funds, Inc.
Global Value Equity....................... Survivorship Variable Universal Life           I            0.35%      11.36       1,102
Van Eck Worldwide Bond.................... MONY Corporate Sponsored Variable
                                             Universal Life                            Initial         0.00%      18.24      12,174
Van Eck Worldwide Emerging Markets........ MONY Corporate Sponsored Variable
                                             Universal Life                            Initial         0.00%       8.92     119,925
Van Eck Worldwide Hard Assets............. MONY Corporate Sponsored Variable
                                             Universal Life                            Initial         0.00%      25.77      11,478


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         AIM V.I.      AIM V.I.
                                                        Financial       Global      AIM V.I.
                                                         Services    Health Care   Technology
                                                      ------------- ------------- ------------
Income:
 Dividend income.....................................  $    5,744    $       --    $      --
Expenses:
Mortality and expense risk charges...................        (721)       (2,085)        (378)
                                                       ----------    ----------    ---------
Net investment income/(loss).........................       5,023        (2,085)        (378)
                                                       ----------    ----------    ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (43,059)        5,084      (11,140)
 Realized gain distributions.........................      16,550       132,542           --
                                                       ----------    ----------    ---------
Realized gain/(loss).................................     (26,509)      137,626      (11,140)
                                                       ----------    ----------    ---------
Change in unrealized appreciation/(depreciation)         (153,423)     (369,896)     (69,064)
                                                       ----------    ----------    ---------
Net increase/(decrease) in net assets
 resulting from operations...........................  $ (174,909)   $ (234,355)   $ (80,582)
                                                       ==========    ==========    =========



                                                                                                                   AXA
                                                          All Asset     AXA Aggressive   AXA Conservative   Conservative-Plus
                                                         Allocation       Allocation        Allocation         Allocation
                                                      ---------------- ---------------- ------------------ ------------------
Income:
 Dividend income.....................................  $   1,731,347     $    130,930       $  29,044          $   56,714
Expenses:
Mortality and expense risk charges...................       (527,977)          (1,436)           (543)               (450)
                                                       -------------     ------------       ---------          ----------
Net investment income/(loss).........................      1,203,370          129,494          28,501              56,264
                                                       -------------     ------------       ---------          ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (5,304,599)        (142,811)         (6,223)            (41,098)
 Realized gain distributions.........................      2,982,300          442,946           5,869              34,804
                                                       -------------     ------------       ---------          ----------
Realized gain/(loss).................................     (2,322,299)         300,135            (354)             (6,294)
                                                       -------------     ------------       ---------          ----------
Change in unrealized appreciation/(depreciation)         (26,555,946)      (3,502,794)        (64,718)           (321,777)
                                                       -------------     ------------       ---------          ----------
Net increase/(decrease) in net assets
 resulting from operations...........................  $ (27,674,875)    $ (3,073,165)      $ (36,571)         $ (271,807)
                                                       =============     ============       =========          ==========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                           AXA
                                                      AXA Moderate    Moderate-Plus     Dreyfus Stock
                                                       Allocation       Allocation    Index Fund, Inc.
                                                    ---------------- --------------- ------------------
Income:
 Dividend income...................................   $    385,736    $    620,521     $     963,377
Expenses:
Mortality and expense risk charges.................         (4,636)         (8,916)          (69,998)
                                                      ------------    ------------     -------------
Net investment income/(loss).......................        381,100         611,605           893,379
                                                      ------------    ------------     -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..         (91,590)       (136,000)        2,605,269
 Realized gain distributions.......................        361,879       1,175,061                --
                                                      ------------    ------------     -------------
Realized gain/(loss)...............................        270,289       1,039,061         2,605,269
                                                      ------------    ------------     -------------
Change in unrealized appreciation/(depreciation)        (2,800,047)     (9,572,149)      (24,187,373)
                                                      ------------    ------------     -------------
Net increase/(decrease) in net assets
 resulting from operations.........................   $ (2,148,658)   $ (7,921,483)    $ (20,688,725)
                                                      ============    ============     =============

                                                                            EQ/AllianceBernstein
                                                                                Intermediate
                                                     EQ/AllianceBernstein        Government       EQ/AllianceBernstein
                                                         Common Stock            Securities           International
                                                    ---------------------- --------------------- ----------------------
Income:
 Dividend income...................................       $   29,464              $7,000              $    162,092
Expenses:
Mortality and expense risk charges.................               --                  --                        --
                                                          ----------              ------              ------------
Net investment income/(loss).......................           29,464               7,000                   162,092
                                                          ----------              ------              ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..           (16,285)                104                  (462,970)
 Realized gain distributions.......................               --                  --                    94,634
                                                          ----------              ------              ------------
Realized gain/(loss)...............................          (16,285)                104                  (368,336)
                                                          ----------              ------              ------------
Change in unrealized appreciation/(depreciation)            (727,363)               (493)               (3,153,593)
                                                          ----------              ------              ------------
Net increase/(decrease) in net assets
 resulting from operations.........................       $ (714,184)             $6,611              $ (3,359,837)
                                                          ==========              ======              ============

                                                     EQ/AllianceBernstein
                                                       Small Cap Growth
                                                    ---------------------
Income:
 Dividend income...................................      $       53
Expenses:
Mortality and expense risk charges.................          (1,870)
                                                         ----------
Net investment income/(loss).......................          (1,817)
                                                         ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..         (131,546)
 Realized gain distributions.......................           1,570
                                                         ----------
Realized gain/(loss)...............................        (129,976)
                                                         ----------
Change in unrealized appreciation/(depreciation)           (457,408)
                                                         ----------
Net increase/(decrease) in net assets
 resulting from operations.........................      $ (589,201)
                                                         ==========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                         EQ/AXA Rosenberg   EQ/BlackRock
                                                           EQ/Ariel      Value Long/Short    Basic Value
                                                       Appreciation II        Equity           Equity
                                                      ----------------- ------------------ --------------
Income:
 Dividend income.....................................     $     360          $     47        $   24,875
Expenses:
Mortality and expense risk charges...................            --                --            (2,567)
                                                          ---------          --------        ----------
Net investment income/(loss).........................           360                47            22,308
                                                          ---------          --------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....           (249)             (204)          (38,893)
 Realized gain distributions.........................           119                --             5,843
                                                          ---------          --------        ----------
Realized gain/(loss).................................          (130)             (204)          (33,050)
                                                          ---------          --------        ----------
Change in unrealized appreciation/(depreciation)            (14,831)           (1,423)         (540,207)
                                                          ---------          --------        ----------
Net increase/(decrease) in net assets
 resulting from operations...........................     $ (14,601)         $ (1,580)       $ (550,949)
                                                          =========          ========        ==========


                                                        EQ/BlackRock                                         EQ/Calvert
                                                       International                   EQ/Boston Advisors     Socially
                                                           Value       EQ/Bond Index      Equity Income      Responsible
                                                      --------------- --------------- -------------------- --------------
Income:
 Dividend income.....................................  $    179,075     $   631,249       $    540,359       $    7,145
Expenses:
Mortality and expense risk charges...................            --         (19,704)           (41,503)          (5,962)
                                                       ------------     -----------       ------------       ----------
Net investment income/(loss).........................       179,075         611,545            498,856            1,183
                                                       ------------     -----------       ------------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....       (228,839)       (117,473)          (726,400)          32,924
 Realized gain distributions.........................       192,044              --            281,836           22,542
                                                       ------------     -----------       ------------       ----------
Realized gain/(loss).................................       (36,795)       (117,473)          (444,564)          55,466
                                                       ------------     -----------       ------------       ----------
Change in unrealized appreciation/(depreciation)         (4,616,700)        143,298         (9,717,970)        (986,261)
                                                       ------------     -----------       ------------       ----------
Net increase/(decrease) in net assets
 resulting from operations...........................  $ (4,474,420)    $   637,370       $ (9,663,678)      $ (929,612)
                                                       ============     ===========       ============       ==========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                       EQ/Capital Guardian   EQ/Capital Guardian
                                                              Growth               Research
                                                      --------------------- ---------------------
Income:
 Dividend income.....................................     $       2,292         $     44,693
Expenses:
Mortality and expense risk charges...................                --              (16,867)
                                                          -------------         ------------
Net investment income/(loss).........................             2,292               27,826
                                                          -------------         ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....            584,682              (62,258)
 Realized gain distributions.........................                --               67,809
                                                          -------------         ------------
Realized gain/(loss).................................           584,682                5,551
                                                          -------------         ------------
Change in unrealized appreciation/(depreciation)             (1,457,340)          (1,906,227)
                                                          -------------         ------------
Net increase/(decrease) in net assets
 resulting from operations...........................     $    (870,366)        $ (1,872,850)
                                                          =============         ============

                                                                                            EQ/Evergreen
                                                       EQ/Caywood-Scholl   EQ/Equity 500   International   EQ/Evergreen
                                                        High Yield Bond        Index            Bond           Omega
                                                      ------------------- --------------- --------------- --------------
Income:
 Dividend income.....................................    $    787,587       $   33,210      $   81,750      $     309
Expenses:
Mortality and expense risk charges...................         (55,593)              --              --             --
                                                         ------------       ----------      ----------      ---------
Net investment income/(loss).........................         731,994           33,210          81,750            309
                                                         ------------       ----------      ----------      ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....          (11,516)         (19,527)           (516)        (2,861)
 Realized gain distributions.........................              --           16,561              --            665
                                                         ------------       ----------      ----------      ---------
Realized gain/(loss).................................         (11,516)          (2,966)           (516)        (2,196)
                                                         ------------       ----------      ----------      ---------
Change in unrealized appreciation/(depreciation)           (2,792,508)        (688,591)        (69,284)       (10,889)
                                                         ------------       ----------      ----------      ---------
Net increase/(decrease) in net assets
 resulting from operations...........................    $ (2,072,030)      $ (658,347)     $   11,950      $ (12,776)
                                                         ============       ==========      ==========      =========

                                                         EQ/GAMCO
                                                       Mergers and
                                                       Acquisitions
                                                      -------------
Income:
 Dividend income.....................................   $   1,229
Expenses:
Mortality and expense risk charges...................          --
                                                        ---------
Net investment income/(loss).........................       1,229
                                                        ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....       (6,330)
 Realized gain distributions.........................       9,175
                                                        ---------
Realized gain/(loss).................................       2,845
                                                        ---------
Change in unrealized appreciation/(depreciation)          (37,272)
                                                        ---------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (33,198)
                                                        =========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                           EQ/GAMCO
                                                        Small Company    EQ/Government   EQ/International
                                                            Value          Securities        Core PLUS
                                                      ----------------- --------------- ------------------
Income:
 Dividend income.....................................   $     362,737      $ 384,338        $    3,902
Expenses:
Mortality and expense risk charges...................        (364,442)       (34,374)               --
                                                        -------------      ---------        ----------
Net investment income/(loss).........................          (1,705)       349,964             3,902
                                                        -------------      ---------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....        2,632,871        (85,917)           (6,917)
 Realized gain distributions.........................       2,218,168             --             2,681
                                                        -------------      ---------        ----------
Realized gain/(loss).................................       4,851,039        (85,917)           (4,236)
                                                        -------------      ---------        ----------
Change in unrealized appreciation/(depreciation)          (28,684,634)        55,535          (107,251)
                                                        -------------      ---------        ----------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (23,835,300)     $ 319,582        $ (107,585)
                                                        =============      =========        ==========


                                                                                           EQ/JPMorgan
                                                       EQ/International    EQ/JPMorgan        Value       EQ/Large Cap
                                                            Growth          Core Bond     Opportunities    Core PLUS
                                                      ------------------ --------------- --------------- -------------
Income:
 Dividend income.....................................   $     185,089     $    478,109      $   3,094      $    144
Expenses:
Mortality and expense risk charges...................        (114,143)         (25,172)            --            --
                                                        -------------     ------------      ---------      --------
Net investment income/(loss).........................          70,946          452,937          3,094           144
                                                        -------------     ------------      ---------      --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....          264,656       (2,310,175)        (9,781)         (515)
 Realized gain distributions.........................         368,137               --          1,244            --
                                                        -------------     ------------      ---------      --------
Realized gain/(loss).................................         632,793       (2,310,175)        (8,537)         (515)
                                                        -------------     ------------      ---------      --------
Change in unrealized appreciation/(depreciation)          (10,432,639)         529,756        (46,030)       (9,590)
                                                        -------------     ------------      ---------      --------
Net increase/(decrease) in net assets
 resulting from operations...........................   $  (9,728,900)    $ (1,327,482)     $ (51,473)     $ (9,961)
                                                        =============     ============      =========      ========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                       Growth Index    Growth PLUS    Value Index
                                                      -------------- -------------- --------------
Income:
 Dividend income.....................................   $     425      $     311      $   1,885
Expenses:
Mortality and expense risk charges...................          --             --             --
                                                        ---------      ---------      ---------
Net investment income/(loss).........................         425            311          1,885
                                                        ---------      ---------      ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....         (998)        (1,882)        (8,552)
 Realized gain distributions.........................          --             --          2,745
                                                        ---------      ---------      ---------
Realized gain/(loss).................................        (998)        (1,882)        (5,807)
                                                        ---------      ---------      ---------
Change in unrealized appreciation/(depreciation)          (75,822)       (88,877)       (69,541)
                                                        ---------      ---------      ---------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (76,395)     $ (90,448)     $ (73,463)
                                                        =========      =========      =========


                                                        EQ/Large Cap    EQ/Long Term     EQ/Lord Abbett    EQ/Lord Abbett
                                                         Value PLUS         Bond       Growth and Income   Large Cap Core
                                                      ---------------- -------------- ------------------- ----------------
Income:
 Dividend income.....................................   $    277,915    $   471,858      $    111,887        $     883
Expenses:
Mortality and expense risk charges...................         (3,435)       (38,386)          (22,335)              --
                                                        ------------    -----------      ------------        ---------
Net investment income/(loss).........................        274,480        433,472            89,552              883
                                                        ------------    -----------      ------------        ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (1,051,416)      (158,976)          (55,307)          (2,282)
 Realized gain distributions.........................             --         51,021            16,722              386
                                                        ------------    -----------      ------------        ---------
Realized gain/(loss).................................     (1,051,416)      (107,955)          (38,585)          (1,896)
                                                        ------------    -----------      ------------        ---------
Change in unrealized appreciation/(depreciation)          (4,263,686)        60,609        (2,923,700)         (22,312)
                                                        ------------    -----------      ------------        ---------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (5,040,622)   $   386,126      $ (2,872,733)       $ (23,325)
                                                        ============    ===========      ============        =========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                       EQ/Lord Abbett    EQ/Marsico      EQ/Mid Cap
                                                       Mid Cap Value       Focus           Index
                                                      --------------- --------------- ---------------
Income:
 Dividend income.....................................  $    151,992    $    105,651    $     37,369
Expenses:
Mortality and expense risk charges...................       (20,565)        (44,017)         (9,350)
                                                       ------------    ------------    ------------
Net investment income/(loss).........................       131,427          61,634          28,019
                                                       ------------    ------------    ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....     (1,599,132)        287,007        (142,998)
 Realized gain distributions.........................       332,498         114,629          37,453
                                                       ------------    ------------    ------------
Realized gain/(loss).................................    (1,266,634)        401,636        (105,545)
                                                       ------------    ------------    ------------
Change in unrealized appreciation/(depreciation)         (4,547,364)     (5,876,137)     (2,075,835)
                                                       ------------    ------------    ------------
Net increase/(decrease) in net assets
 resulting from operations...........................  $ (5,682,571)   $ (5,412,867)   $ (2,153,361)
                                                       ============    ============    ============

                                                        EQ/Mid Cap      EQ/Money    EQ/Montag & Caldwell     EQ/PIMCO
                                                        Value PLUS       Market            Growth           Real Return
                                                      -------------- ------------- ---------------------- --------------
Income:
 Dividend income.....................................   $    6,506    $1,217,076       $      99,755        $  141,774
Expenses:
Mortality and expense risk charges...................           --       (65,300)           (195,556)           (9,257)
                                                        ----------    ----------       -------------        ----------
Net investment income/(loss).........................        6,506     1,151,776             (95,801)          132,517
                                                        ----------    ----------       -------------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (117,186)          646           2,660,303            58,277
 Realized gain distributions.........................           --            --                  --           294,291
                                                        ----------    ----------       -------------        ----------
Realized gain/(loss).................................     (117,186)          646           2,660,303           352,568
                                                        ----------    ----------       -------------        ----------
Change in unrealized appreciation/(depreciation)           (94,829)         (793)        (22,489,778)         (774,426)
                                                        ----------    ----------       -------------        ----------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (205,509)   $1,151,629       $ (19,925,276)       $ (289,341)
                                                        ==========    ==========       =============        ==========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Quality      EQ/Short        EQ/Small
                                                        Bond PLUS   Duration Bond   Company Index
                                                      ------------ --------------- ---------------
Income:
 Dividend income.....................................  $  23,196      $  39,654     $     40,417
Expenses:
Mortality and expense risk charges...................         --           (348)          (2,928)
                                                       ---------      ---------     ------------
Net investment income/(loss).........................     23,196         39,306           37,489
                                                       ---------      ---------     ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (3,625)         3,254         (267,541)
 Realized gain distributions.........................         --             --          341,049
                                                       ---------      ---------     ------------
Realized gain/(loss).................................     (3,625)         3,254           73,508
                                                       ---------      ---------     ------------
Change in unrealized appreciation/(depreciation)         (48,724)       (54,305)      (2,017,378)
                                                       ---------      ---------     ------------
Net increase/(decrease) in net assets
 resulting from operations...........................  $ (29,153)     $ (11,745)    $ (1,906,381)
                                                       =========      =========     ============

                                                                              EQ/UBS                      EQ/Van Kampen
                                                       EQ/T. Rowe Price     Growth and    EQ/Van Kampen      Emerging
                                                         Growth Stock         Income         Comstock     Markets Equity
                                                      ------------------ --------------- --------------- ---------------
Income:
 Dividend income.....................................   $       1,538     $    208,084      $   2,379     $      7,537
Expenses:
Mortality and expense risk charges...................        (244,090)         (69,766)            --           (4,801)
                                                        -------------     ------------      ---------     ------------
Net investment income/(loss).........................        (242,552)         138,318          2,379            2,736
                                                        -------------     ------------      ---------     ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....       (3,934,206)         513,705         (1,325)          64,957
 Realized gain distributions.........................           9,485               --            775          156,826
                                                        -------------     ------------      ---------     ------------
Realized gain/(loss).................................      (3,924,721)         513,705           (550)         221,783
                                                        -------------     ------------      ---------     ------------
Change in unrealized appreciation/(depreciation)          (18,418,352)      (8,853,291)       (40,794)      (2,558,284)
                                                        -------------     ------------      ---------     ------------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (22,585,625)    $ (8,201,268)     $ (38,965)    $ (2,333,765)
                                                        =============     ============      =========     ============


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Van Kampen
                                                           Mid Cap      EQ/Van Kampen    Fidelity VIP
                                                           Growth        Real Estate    Asset Manager
                                                      ---------------- --------------- ---------------
Income:
 Dividend income.....................................   $         --    $    164,841      $   1,454
Expenses:
Mortality and expense risk charges...................        (22,935)        (19,147)            --
                                                        ------------    ------------      ---------
Net investment income/(loss).........................        (22,935)        145,694          1,454
                                                        ------------    ------------      ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....        (774,308)       (347,717)       (56,949)
 Realized gain distributions.........................             --          52,814         19,642
                                                        ------------    ------------      ---------
Realized gain/(loss).................................       (774,308)       (294,903)       (37,307)
                                                        ------------    ------------      ---------
Change in unrealized appreciation/(depreciation)          (4,921,147)     (2,777,307)       (31,306)
                                                        ------------    ------------      ---------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (5,718,390)   $ (2,926,516)     $ (67,159)
                                                        ============    ============      =========

                                                                                                                     Franklin
                                                         Fidelity VIP       Fidelity VIP          Franklin       Rising Dividends
                                                        Contrafund(R)    Growth and Income   Income Securities      Securities
                                                      ----------------- ------------------- ------------------- -----------------
Income:
 Dividend income.....................................   $     361,703       $    7,209         $    491,655        $    9,467
Expenses:
Mortality and expense risk charges...................        (112,561)              --              (20,838)           (1,827)
                                                        -------------       ----------         ------------        ----------
Net investment income/(loss).........................         249,142            7,209              470,817             7,640
                                                        -------------       ----------         ------------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....       (3,266,159)        (385,926)            (795,745)           (2,618)
 Realized gain distributions.........................       1,185,662          167,639              205,614             4,087
                                                        -------------       ----------         ------------        ----------
Realized gain/(loss).................................      (2,080,497)        (218,287)            (590,131)            1,469
                                                        -------------       ----------         ------------        ----------
Change in unrealized appreciation/(depreciation)          (18,683,437)        (446,330)          (2,786,244)         (171,332)
                                                        -------------       ----------         ------------        ----------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (20,514,792)      $ (657,408)        $ (2,905,558)       $ (162,223)
                                                        =============       ==========         ============        ==========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Franklin
                                                     Zero Coupon   Janus Aspen Series   Janus Aspen Series
                                                         2010           Balanced               Forty
                                                    ------------- -------------------- --------------------
Income:
 Dividend income...................................    $5,431         $    222,005        $       4,900
Expenses:
Mortality and expense risk charges.................      (440)             (34,126)             (69,726)
                                                       ------         ------------        -------------
Net investment income/(loss).......................     4,991              187,879              (64,826)
                                                       ------         ------------        -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..        262              385,714            1,831,088
 Realized gain distributions.......................        --              587,925               22,762
                                                       ------         ------------        -------------
Realized gain/(loss)...............................       262              973,639            1,853,850
                                                       ------         ------------        -------------
Change in unrealized appreciation/(depreciation)        2,656           (2,601,086)         (13,683,216)
                                                       ------         ------------        -------------
Net increase/(decrease) in net assets
 resulting from operations.........................    $7,909         $ (1,439,568)       $ (11,894,192)
                                                       ======         ============        =============

                                                     Janus Aspen Series                                           Janus Aspen Series
                                                        International    Janus Aspen Series   Janus Aspen Series       Worldwide
                                                           Growth          Mid Cap Growth        Mid Cap Value          Growth
                                                    -------------------  ------------------   ------------------  -----------------
Income:
 Dividend income...................................     $    122,157        $     36,612          $    7,397         $     62,259
Expenses:
Mortality and expense risk charges.................          (17,643)            (46,586)                 --              (55,764)
                                                        ------------        ------------          ----------         ------------
Net investment income/(loss).......................          104,514              (9,974)              7,397                6,495
                                                        ------------        ------------          ----------         ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..           933,178             882,102            (170,194)             478,738
 Realized gain distributions.......................        1,675,701             850,725             303,010               91,198
                                                        ------------        ------------          ----------         ------------
Realized gain/(loss)...............................        2,608,879           1,732,827             132,816              569,936
                                                        ------------        ------------          ----------         ------------
Change in unrealized appreciation/(depreciation)          (9,546,844)         (9,394,212)           (794,424)          (7,683,992)
                                                        ------------        ------------          ----------         ------------
Net increase/(decrease) in net assets
 resulting from operations.........................     $ (6,833,451)       $ (7,671,359)         $ (654,211)        $ (7,107,561)
                                                        ============        ============          ==========         ============


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                          Multimanager
                                                            MFS(R)         Aggressive   Multimanager
                                                       Utilities Series      Equity       Core Bond
                                                      ------------------ ------------- --------------
Income:
 Dividend income.....................................    $     30,449      $     342    $   460,255
Expenses:
Mortality and expense risk charges...................          (4,714)            --             --
                                                         ------------      ---------    -----------
Net investment income/(loss).........................          25,735            342        460,255
                                                         ------------      ---------    -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....         (189,724)        (7,354)       (53,012)
 Realized gain distributions.........................         315,200             --        262,938
                                                         ------------      ---------    -----------
Realized gain/(loss).................................         125,476         (7,354)       209,926
                                                         ------------      ---------    -----------
Change in unrealized appreciation/(depreciation)           (1,160,790)       (38,664)      (502,699)
                                                         ------------      ---------    -----------
Net increase/(decrease) in net assets
 resulting from operations...........................    $ (1,009,579)     $ (45,676)   $   167,482
                                                         ============      =========    ===========

                                                                                      Multimanager   Multimanager
                                                       Multimanager   Multimanager   International     Large Cap
                                                        Health Care    High Yield        Equity       Core Equity
                                                      -------------- -------------- --------------- --------------
Income:
 Dividend income.....................................   $      --      $  207,996     $    8,809      $     417
Expenses:
Mortality and expense risk charges...................          --          (4,801)            --             --
                                                        ---------      ----------     ----------      ---------
Net investment income/(loss).........................          --         203,195          8,809            417
                                                        ---------      ----------     ----------      ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (10,010)        (68,009)        (2,472)        (5,806)
 Realized gain distributions.........................       2,094              --          7,329            136
                                                        ---------      ----------     ----------      ---------
Realized gain/(loss).................................      (7,916)        (68,009)         4,857         (5,670)
                                                        ---------      ----------     ----------      ---------
Change in unrealized appreciation/(depreciation)          (46,570)       (652,391)      (238,277)       (22,870)
                                                        ---------      ----------     ----------      ---------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (54,486)     $ (517,205)    $ (224,611)     $ (28,123)
                                                        =========      ==========     ==========      =========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager   Multimanager    Multimanager
                                                        Large Cap       Large Cap        Mid Cap
                                                          Growth          Value          Growth
                                                      ------------- ---------------- --------------
Income:
 Dividend income.....................................  $       --     $    112,277     $      --
Expenses:
Mortality and expense risk charges...................          --               --            --
                                                       ----------     ------------     ---------
Net investment income/(loss).........................          --          112,277            --
                                                       ----------     ------------     ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....       (7,119)        (265,378)      (13,344)
 Realized gain distributions.........................          35           17,622         1,749
                                                       ----------     ------------     ---------
Realized gain/(loss).................................      (7,084)        (247,756)      (11,595)
                                                       ----------     ------------     ---------
Change in unrealized appreciation/(depreciation)         (111,041)      (2,433,139)      (74,724)
                                                       ----------     ------------     ---------
Net increase/(decrease) in net assets
 resulting from operations...........................  $ (118,125)    $ (2,568,618)    $ (86,319)
                                                       ==========     ============     =========

                                                       Multimanager    Multimanager    Multimanager
                                                          Mid Cap        Small Cap       Small Cap    Multimanager
                                                           Value          Growth           Value       Technology
                                                      -------------- ---------------- -------------- -------------
Income:
 Dividend income.....................................   $   1,649      $         --     $     407     $       --
Expenses:
Mortality and expense risk charges...................          --           (43,830)           --             --
                                                        ---------      ------------     ---------     ----------
Net investment income/(loss).........................       1,649           (43,830)          407             --
                                                        ---------      ------------     ---------     ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (13,540)         (204,430)       (2,286)            59
 Realized gain distributions.........................       3,164            52,440           570             --
                                                        ---------      ------------     ---------     ----------
Realized gain/(loss).................................     (10,376)         (151,990)       (1,716)            59
                                                        ---------      ------------     ---------     ----------
Change in unrealized appreciation/(depreciation)          (87,902)       (6,825,859)      (55,598)      (171,240)
                                                        ---------      ------------     ---------     ----------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (96,629)     $ (7,021,679)    $ (56,907)    $ (171,181)
                                                        =========      ============     =========     ==========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                                                    The Universal
                                                       Oppenheimer                     PIMCO        Institutional
                                                          Global        PIMCO        StocksPLUS      Funds, Inc.
                                                        Securities   Global Bond     Growth and        Emerging
                                                         Fund/VA      (Unhedged)       Income        Markets Debt
                                                      ------------- ------------- ---------------  ---------------
Income:
 Dividend income.....................................  $   21,969    $  102,666    $    279,319      $   33,437
Expenses:
Mortality and expense risk charges...................      (6,036)      (10,660)        (13,584)             --
                                                       ----------    ----------    ------------      ----------
Net investment income/(loss).........................      15,933        92,006         265,735          33,437
                                                       ----------    ----------    ------------      ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (42,667)      (22,099)         11,750          (8,734)
 Realized gain distributions.........................     117,799            --              --          19,299
                                                       ----------    ----------    ------------      ----------
Realized gain/(loss).................................      75,132       (22,099)         11,750          10,565
                                                       ----------    ----------    ------------      ----------
Change in unrealized appreciation/(depreciation)         (953,106)     (132,550)     (2,295,774)       (111,366)
                                                       ----------    ----------    ------------      ----------
Net increase/(decrease) in net assets
 resulting from operations...........................  $ (862,041)   $  (62,643)   $ (2,018,289)     $  (67,364)
                                                       ==========    ==========    ============      ==========


                                                       The Universal
                                                       Institutional                  Van Eck
                                                        Funds, Inc.     Van Eck      Worldwide        Van Eck
                                                           Global      Worldwide      Emerging       Worldwide
                                                        Value Equity      Bond        Markets       Hard Assets
                                                      --------------- ----------- --------------- --------------
Income:
 Dividend income.....................................   $   40,682     $   5,235   $         --     $    3,206
Expenses:
Mortality and expense risk charges...................       (1,916)           --             --             --
                                                        ----------     ---------   ------------     ----------
Net investment income/(loss).........................       38,766         5,235             --          3,206
                                                        ----------     ---------   ------------     ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares....      (356,220)        4,644     (2,918,831)      (178,568)
 Realized gain distributions.........................      459,773            --      2,031,209        175,531
                                                        ----------     ---------   ------------     ----------
Realized gain/(loss).................................      103,553         4,644       (887,622)        (3,037)
                                                        ----------     ---------   ------------     ----------
Change in unrealized appreciation/(depreciation)          (861,709)       (9,553)    (2,697,062)      (483,238)
                                                        ----------     ---------   ------------     ----------
Net increase/(decrease) in net assets
 resulting from operations...........................   $ (719,390)    $     326   $ (3,584,684)    $ (483,069)
                                                        ==========     =========   ============     ==========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                        AIM V.I.
                                                                   Financial Services
                                                               ---------------------------
                                                                    2008          2007
                                                               ------------- -------------
From operations:
 Net investment income (loss).................................  $     5,023   $     5,019
 Net realized gain (loss).....................................      (26,509)       41,551
 Net change in unrealized appreciation (depreciation).........     (153,423)     (130,782)
                                                                -----------   -----------
 Net increase/(decrease) in net assets from operations........     (174,909)      (84,212)
                                                                -----------   -----------
Contract transactions:
 Payments received from contract owners.......................       54,627        62,039
 Transfers between subaccounts, net...........................      (24,029)         (144)
 Transfers for contract benefits and terminations.............      (30,552)      (47,402)
                                                                -----------   -----------
Net increase/(decrease) from contract transactions............           46        14,493
                                                                -----------   -----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --            --
Net increase (decrease) in net assets.........................     (174,863)      (69,719)
Net assets beginning of period................................      295,216       364,935
                                                                -----------   -----------
Net assets end of period......................................  $   120,353   $   295,216
                                                                ===========   ===========
 Units issued during the period...............................        8,294         5,629
 Units redeemed during the period.............................       (8,084)       (4,587)
                                                                -----------   -----------
 Net units issued (redeemed) during the period................          210         1,042
                                                                ===========   ===========

                                                                        AIM V.I.                   AIM V.I.
                                                                   Global Health Care             Technology
                                                               -------------------------- --------------------------
                                                                    2008         2007          2008         2007
                                                               ------------- ------------ ------------- ------------
From operations:
 Net investment income (loss).................................  $    (2,085)  $  (2,751)   $      (378)  $    (668)
 Net realized gain (loss).....................................      137,626      44,713        (11,140)      8,482
 Net change in unrealized appreciation (depreciation).........     (369,896)     41,553        (69,064)      4,752
                                                                -----------   ---------    -----------   ---------
 Net increase/(decrease) in net assets from operations........     (234,355)     83,515        (80,582)     12,566
                                                                -----------   ---------    -----------   ---------
Contract transactions:
 Payments received from contract owners.......................       86,003     104,886         23,223      31,747
 Transfers between subaccounts, net...........................      (43,545)    (34,272)       (43,227)      1,823
 Transfers for contract benefits and terminations.............     (112,181)    (69,093)       (24,003)    (21,201)
                                                                -----------   ---------    -----------   ---------
Net increase/(decrease) from contract transactions............      (69,723)      1,521        (44,007)     12,369
                                                                -----------   ---------    -----------   ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --          --             50          --
Net increase (decrease) in net assets.........................     (304,078)     85,036       (124,539)     24,935
Net assets beginning of period................................      809,821     724,785        199,573     174,638
                                                                -----------   ---------    -----------   ---------
Net assets end of period......................................  $   505,743   $ 809,821    $    75,034   $ 199,573
                                                                ===========   =========    ===========   =========
 Units issued during the period...............................       11,611       9,782          2,846       3,915
 Units redeemed during the period.............................      (18,422)     (9,640)        (7,671)     (2,960)
                                                                -----------   ---------    -----------   ---------
 Net units issued (redeemed) during the period................       (6,811)        142         (4,825)        955
                                                                ===========   =========    ===========   =========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                           All Asset
                                                                          Allocation
                                                               ---------------------------------
                                                                     2008             2007
                                                               ---------------- ----------------
From operations:
 Net investment income (loss).................................  $    1,203,370   $    2,798,170
 Net realized gain (loss).....................................      (2,322,299)      (2,216,908)
 Net change in unrealized appreciation (depreciation).........     (26,555,946)       3,169,348
                                                                --------------   --------------
 Net increase/(decrease) in net assets from operations........     (27,674,875)       3,750,610
                                                                --------------   --------------
Contract transactions:
 Payments received from contract owners.......................       9,779,584       10,934,214
 Transfers between subaccounts, net...........................      (3,575,530)      (4,543,574)
 Transfers for contract benefits and terminations.............     (12,917,048)     (14,491,760)
                                                                --------------   --------------
Net increase/(decrease) from contract transactions............      (6,712,994)      (8,101,120)
                                                                --------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................          (1,328)           1,328
Net increase (decrease) in net assets.........................     (34,389,197)      (4,349,182)
Net assets beginning of period................................      94,409,785       98,758,967
                                                                --------------   --------------
Net assets end of period......................................  $   60,020,588   $   94,409,785
                                                                ==============   ==============
 Units issued during the period...............................         602,380          587,222
 Units redeemed during the period.............................        (939,250)        (941,066)
                                                                --------------   --------------
 Net units issued (redeemed) during the period................        (336,870)        (353,844)
                                                                ==============   ==============

                                                                       AXA Aggressive             AXA Conservative
                                                                         Allocation                  Allocation
                                                               ------------------------------ ------------------------
                                                                     2008           2007          2008         2007
                                                               --------------- -------------- ------------ -----------
From operations:
 Net investment income (loss).................................  $     129,494    $   92,729    $  28,501    $   4,619
 Net realized gain (loss).....................................        300,135       114,567         (354)       1,917
 Net change in unrealized appreciation (depreciation).........     (3,502,794)     (185,381)     (64,718)      (2,873)
                                                                -------------    ----------    ---------    ---------
 Net increase/(decrease) in net assets from operations........     (3,073,165)       21,915      (36,571)       3,663
                                                                -------------    ----------    ---------    ---------
Contract transactions:
 Payments received from contract owners.......................      5,622,036     3,331,982      370,904       89,381
 Transfers between subaccounts, net...........................      1,232,561     1,152,771      426,552       52,285
 Transfers for contract benefits and terminations.............     (1,272,815)     (515,387)     (60,528)     (10,660)
                                                                -------------    ----------    ---------    ---------
Net increase/(decrease) from contract transactions............      5,581,782     3,969,366      736,928      131,006
                                                                -------------    ----------    ---------    ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             --            --       10,000           --
Net increase (decrease) in net assets.........................      2,508,617     3,991,281      710,357      134,669
Net assets beginning of period................................      4,233,130       241,849      135,456          787
                                                                -------------    ----------    ---------    ---------
Net assets end of period......................................  $   6,741,747    $4,233,130    $ 845,813    $ 135,456
                                                                =============    ==========    =========    =========
 Units issued during the period...............................         79,482        48,963       49,344        1,364
 Units redeemed during the period.............................        (17,208)       (2,692)     (19,634)        (120)
                                                                -------------    ----------    ---------    ---------
 Net units issued (redeemed) during the period................         62,274        46,271       29,710        1,244
                                                                =============    ==========    =========    =========


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    AXA Conservative-               AXA Moderate
                                                                     Plus Allocation                 Allocation
                                                               --------------------------- ------------------------------
                                                                    2008          2007           2008           2007
                                                               -------------- ------------ --------------- --------------
From operations:
 Net investment income (loss).................................   $   56,264    $  19,525    $     381,100    $  128,837
 Net realized gain (loss).....................................       (6,294)      10,896          270,289        52,511
 Net change in unrealized appreciation (depreciation).........     (321,777)     (20,354)      (2,800,047)     (110,690)
                                                                 ----------    ---------    -------------    ----------
 Net increase/(decrease) in net assets from operations........     (271,807)      10,067       (2,148,658)       70,658
                                                                 ----------    ---------    -------------    ----------
Contract transactions:
 Payments received from contract owners.......................    1,128,405      397,758        5,696,686     3,098,898
 Transfers between subaccounts, net...........................      351,811      271,316        2,651,502     1,385,846
 Transfers for contract benefits and terminations.............     (275,460)     (52,549)      (1,303,949)     (382,215)
                                                                 ----------    ---------    -------------    ----------
Net increase/(decrease) from contract transactions............    1,204,756      616,525        7,044,239     4,102,529
                                                                 ----------    ---------    -------------    ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           50           --               50            --
Net increase (decrease) in net assets.........................      932,999      626,592        4,895,631     4,173,187
Net assets beginning of period................................      633,433        6,841        4,416,704       243,517
                                                                 ----------    ---------    -------------    ----------
Net assets end of period......................................   $1,566,432    $ 633,433    $   9,312,335    $4,416,704
                                                                 ==========    =========    =============    ==========
 Units issued during the period...............................       47,761       17,887          199,091        75,533
 Units redeemed during the period.............................      (27,383)      (5,448)         (20,688)       (2,639)
                                                                 ----------    ---------    -------------    ----------
 Net units issued (redeemed) during the period................       20,378       12,439          178,403        72,894
                                                                 ==========    =========    =============    ==========



                                                                        AXA Moderate-
                                                                       Plus Allocation
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $    611,605    $    342,214
 Net realized gain (loss).....................................     1,039,061         293,495
 Net change in unrealized appreciation (depreciation).........    (9,572,149)       (396,911)
                                                                ------------    ------------
 Net increase/(decrease) in net assets from operations........    (7,921,483)        238,798
                                                                ------------    ------------
Contract transactions:
 Payments received from contract owners.......................    16,862,155       9,933,632
 Transfers between subaccounts, net...........................     4,407,623       3,595,517
 Transfers for contract benefits and terminations.............    (3,398,674)     (1,229,950)
                                                                ------------    ------------
Net increase/(decrease) from contract transactions............    17,871,104      12,299,199
                                                                ------------    ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................          (645)            645
Net increase (decrease) in net assets.........................     9,948,976      12,538,642
Net assets beginning of period................................    13,148,659         610,017
                                                                ------------    ------------
Net assets end of period......................................  $ 23,097,635    $ 13,148,659
                                                                ============    ============
 Units issued during the period...............................       339,824         179,622
 Units redeemed during the period.............................       (37,549)         (6,956)
                                                                ------------    ------------
 Net units issued (redeemed) during the period................       302,275         172,666
                                                                ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         Dreyfus Stock
                                                                       Index Fund, Inc.
                                                               ---------------------------------
                                                                     2008             2007
                                                               ---------------- ----------------
From operations:
 Net investment income (loss).................................  $      893,379   $      900,490
 Net realized gain (loss).....................................       2,605,269        6,575,922
 Net change in unrealized appreciation (depreciation).........     (24,187,373)      (3,554,649)
                                                                --------------   --------------
 Net increase/(decrease) in net assets from operations........     (20,688,725)       3,921,763
                                                                --------------   --------------
Contract transactions:
 Payments received from contract owners.......................       2,749,858        3,480,414
 Transfers between subaccounts, net...........................      (8,296,303)      (5,140,278)
 Transfers for contract benefits and terminations.............      (6,857,150)     (14,631,043)
                                                                --------------   --------------
Net increase/(decrease) from contract transactions............     (12,403,595)     (16,290,907)
                                                                --------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................          49,901               99
Net increase (decrease) in net assets.........................     (33,042,419)     (12,369,045)
Net assets beginning of period................................      64,956,170       77,325,215
                                                                --------------   --------------
Net assets end of period......................................  $   31,913,751   $   64,956,170
                                                                ==============   ==============
 Units issued during the period...............................         389,297          512,648
 Units redeemed during the period.............................      (1,233,177)      (1,444,017)
                                                                --------------   --------------
 Net units issued (redeemed) during the period................        (843,880)        (931,369)
                                                                ==============   ==============



                                                                                                EQ/AllianceBernstein
                                                                   EQ/AllianceBernstein             Intermediate
                                                                       Common Stock            Government Securities
                                                               ----------------------------- --------------------------
                                                                    2008         2007 (d)        2008        2007 (y)
                                                               -------------- -------------- ------------ -------------
From operations:
 Net investment income (loss).................................   $   29,464     $   11,741    $   7,000     $ 2,481
 Net realized gain (loss).....................................      (16,285)        16,542          104          17
 Net change in unrealized appreciation (depreciation).........     (727,363)       (23,744)        (493)       (895)
                                                                 ----------     ----------    ---------     -------
 Net increase/(decrease) in net assets from operations........     (714,184)         4,539        6,611       1,603
                                                                 ----------     ----------    ---------     -------
Contract transactions:
 Payments received from contract owners.......................    1,058,123        669,873      141,628      43,688
 Transfers between subaccounts, net...........................       (4,853)       583,439       41,738      28,141
 Transfers for contract benefits and terminations.............     (288,529)      (105,238)     (20,951)     (2,319)
                                                                 ----------     ----------    ---------     -------
Net increase/(decrease) from contract transactions............      764,741      1,148,074      162,415      69,510
                                                                 ----------     ----------    ---------     -------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --             --      (17,389)     15,972
Net increase (decrease) in net assets.........................       50,557      1,152,613      151,637      87,085
Net assets beginning of period................................    1,198,650         46,037       87,085          --
                                                                 ----------     ----------    ---------     -------
Net assets end of period......................................   $1,249,207     $1,198,650    $ 238,722     $87,085
                                                                 ==========     ==========    =========     =======
 Units issued during the period...............................       13,320         35,167        1,563         623
 Units redeemed during the period.............................      (11,935)        (5,447)        (243)         (9)
                                                                 ----------     ----------    ---------     ----------
 Net units issued (redeemed) during the period................        1,385         29,720        1,320         614
                                                                 ==========     ==========    =========     =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/AllianceBernstein
                                                                        International
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     162,092   $      32,659
 Net realized gain (loss).....................................       (368,336)      1,471,514
 Net change in unrealized appreciation (depreciation).........     (3,153,593)     (1,024,527)
                                                                -------------   -------------
 Net increase/(decrease) in net assets from operations........     (3,359,837)        479,646
                                                                -------------   -------------
Contract transactions:
 Payments received from contract owners.......................        917,779         763,598
 Transfers between subaccounts, net...........................      2,902,518        (650,633)
 Transfers for contract benefits and terminations.............       (890,830)     (3,171,362)
                                                                -------------   -------------
Net increase/(decrease) from contract transactions............      2,929,467      (3,058,397)
                                                                -------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             50              --
Net increase (decrease) in net assets.........................       (430,320)     (2,578,751)
Net assets beginning of period................................      3,947,153       6,525,904
                                                                -------------   -------------
Net assets end of period......................................  $   3,516,833   $   3,947,153
                                                                =============   =============
 Units issued during the period...............................        199,110          74,725
 Units redeemed during the period.............................        (83,678)       (312,897)
                                                                -------------   -------------
 Net units issued (redeemed) during the period................        115,432        (238,172)
                                                                =============   =============



                                                                  EQ/AllianceBernstein             EQ/Ariel
                                                                    Small Cap Growth           Appreciation II
                                                               -------------------------- --------------------------
                                                                    2008       2007 (e)       2008          2007
                                                               ------------- ------------ ------------ -------------
From operations:
 Net investment income (loss).................................  $    (1,817)  $  (1,061)   $      360    $    66
 Net realized gain (loss).....................................     (129,976)    142,885          (130)       103
 Net change in unrealized appreciation (depreciation).........     (457,408)    (90,207)      (14,831)    (1,338)
                                                                -----------   ---------    ----------    -------
 Net increase/(decrease) in net assets from operations........     (589,201)     51,617       (14,601)    (1,169)
                                                                -----------   ---------    ----------    -------
Contract transactions:
 Payments received from contract owners.......................      519,763     186,074        34,584     17,428
 Transfers between subaccounts, net...........................      215,187     775,157         7,182      3,623
 Transfers for contract benefits and terminations.............     (357,408)    (44,109)       (8,155)    (3,230)
                                                                -----------   ---------    ----------    -------
Net increase/(decrease) from contract transactions............      377,542     917,122        33,611     17,821
                                                                -----------   ---------    ----------    -------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --           1            --         --
Net increase (decrease) in net assets.........................     (211,659)    968,740        19,010     16,652
Net assets beginning of period................................      977,432       8,692        16,890        238
                                                                -----------   ---------    ----------    -------
Net assets end of period......................................  $   765,773   $ 977,432    $   35,900    $16,890
                                                                ===========   =========    ==========    =======
 Units issued during the period...............................       35,564      63,751           378        149
 Units redeemed during the period.............................      (36,895)     (8,336)          (15)        (3)
                                                                -----------   ---------    ----------    ----------
 Net units issued (redeemed) during the period................       (1,331)     55,415           363        146
                                                                ===========   =========    ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/AXA Rosenberg              EQ/BlackRock
                                                                Value Long/Short Equity       Basic Value Equity
                                                               ------------------------- -----------------------------
                                                                   2008       2007 (y)        2008         2007 (l)
                                                               ----------- ------------- -------------- --------------
From operations:
 Net investment income (loss).................................  $     47      $  120       $   22,308     $   12,787
 Net realized gain (loss).....................................      (204)         (6)         (33,050)        91,750
 Net change in unrealized appreciation (depreciation).........    (1,423)         55         (540,207)      (111,525)
                                                                --------      --------     ----------     ----------
 Net increase/(decrease) in net assets from operations........    (1,580)        169         (550,949)        (6,988)
                                                                --------      --------     ----------     ----------
Contract transactions:
 Payments received from contract owners.......................    24,122      15,742          597,717        322,140
 Transfers between subaccounts, net...........................     3,952       1,678          101,532        908,112
 Transfers for contract benefits and terminations.............    (5,108)       (643)        (209,151)       (48,904)
                                                                --------      --------     ----------     ----------
Net increase/(decrease) from contract transactions............    22,966      16,777          490,098      1,181,348
                                                                --------      --------     ----------     ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................        --          --             (155)           155
Net increase (decrease) in net assets.........................    21,386      16,946          (61,006)     1,174,515
Net assets beginning of period................................    16,946          --        1,188,209         13,694
                                                                --------      --------     ----------     ----------
Net assets end of period......................................  $ 38,332      $16,946      $1,127,203     $1,188,209
                                                                ========      ========     ==========     ==========
 Units issued during the period...............................       352         264           19,389         58,166
 Units redeemed during the period.............................      (142)       (113)         (11,886)        (1,484)
                                                                --------      --------     ----------     ----------
 Net units issued (redeemed) during the period................       210         151            7,503         56,682
                                                                ========      ========     ==========     ==========

                                                                        EQ/BlackRock
                                                                     International Value
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     179,075    $   223,097
 Net realized gain (loss).....................................        (36,795)     1,626,967
 Net change in unrealized appreciation (depreciation).........     (4,616,700)      (704,927)
                                                                -------------    -----------
 Net increase/(decrease) in net assets from operations........     (4,474,420)     1,145,137
                                                                -------------    -----------
Contract transactions:
 Payments received from contract owners.......................        530,583        531,583
 Transfers between subaccounts, net...........................     (2,068,110)      (290,330)
 Transfers for contract benefits and terminations.............     (1,062,063)      (469,104)
                                                                -------------    -----------
Net increase/(decrease) from contract transactions............     (2,599,590)      (227,851)
                                                                -------------    -----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           (474)           474
Net increase (decrease) in net assets.........................     (7,074,484)       917,760
Net assets beginning of period................................     12,274,748     11,356,988
                                                                -------------    -----------
Net assets end of period......................................  $   5,200,264    $12,274,748
                                                                =============    ===========
 Units issued during the period...............................         55,619         40,716
 Units redeemed during the period.............................       (242,046)       (80,101)
                                                                -------------    -----------
 Net units issued (redeemed) during the period................       (186,427)       (39,385)
                                                                =============    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                        EQ/Bond Index
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $    611,545    $     223,211
 Net realized gain (loss).....................................      (117,473)        (265,251)
 Net change in unrealized appreciation (depreciation).........       143,298          408,044
                                                                ------------    -------------
 Net increase/(decrease) in net assets from operations........       637,370          366,004
                                                                ------------    -------------
Contract transactions:
 Payments received from contract owners.......................       464,459          666,387
 Transfers between subaccounts, net...........................    10,632,641         (750,309)
 Transfers for contract benefits and terminations.............    (1,998,833)      (2,080,263)
                                                                ------------    -------------
Net increase/(decrease) from contract transactions............     9,098,267       (2,164,185)
                                                                ------------    -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           (53)              53
Net increase (decrease) in net assets.........................     9,735,584       (1,798,128)
Net assets beginning of period................................     4,990,475        6,788,603
                                                                ------------    -------------
Net assets end of period......................................  $ 14,726,059    $   4,990,475
                                                                ============    =============
 Units issued during the period...............................       703,132           74,579
 Units redeemed during the period.............................      (145,080)        (212,524)
                                                                ------------    -------------
 Net units issued (redeemed) during the period................       558,052         (137,945)
                                                                ============    =============



                                                                      EQ/Boston Advisors                 EQ/Calvert
                                                                        Equity Income               Socially Responsible
                                                               -------------------------------- -----------------------------
                                                                     2008           2007 (m)         2008           2007
                                                               ---------------- --------------- -------------- --------------
From operations:
 Net investment income (loss).................................  $      498,856   $    677,634     $    1,183     $    1,098
 Net realized gain (loss).....................................        (444,564)     3,093,525         55,466        185,665
 Net change in unrealized appreciation (depreciation).........      (9,717,970)    (3,435,956)      (986,261)        34,014
                                                                --------------   ------------     ----------     ----------
 Net increase/(decrease) in net assets from operations........      (9,663,678)       335,203       (929,612)       220,777
                                                                --------------   ------------     ----------     ----------
Contract transactions:
 Payments received from contract owners.......................       2,063,060      1,567,971        285,303        311,854
 Transfers between subaccounts, net...........................      (6,279,233)    24,636,218        (80,319)       (57,612)
 Transfers for contract benefits and terminations.............      (5,652,254)    (2,245,095)      (273,273)      (233,289)
                                                                --------------   ------------     ----------     ----------
Net increase/(decrease) from contract transactions............      (9,868,427)    23,959,094        (68,289)        20,953
                                                                --------------   ------------     ----------     ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................          74,873            127              5             10
Net increase (decrease) in net assets.........................     (19,457,232)    24,294,424       (997,896)       241,740
Net assets beginning of period................................      36,558,793     12,264,369      2,110,967      1,869,227
                                                                --------------   ------------     ----------     ----------
Net assets end of period......................................  $   17,101,561   $ 36,558,793     $1,113,071     $2,110,967
                                                                ==============   ============     ==========     ==========
 Units issued during the period...............................         213,122      1,442,513         41,777         38,058
 Units redeemed during the period.............................        (831,060)      (211,800)       (49,701)       (37,385)
                                                                --------------   ------------     ----------     ----------
 Net units issued (redeemed) during the period................        (617,938)     1,230,713         (7,924)           673
                                                                ==============   ============     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/Capital Guardian              EQ/Capital Guardian
                                                                           Growth                          Research
                                                               ------------------------------ ----------------------------------
                                                                     2008         2007 (n)          2008       2007 (b) (o) (p)
                                                               --------------- -------------- --------------- ------------------
From operations:
 Net investment income (loss).................................  $       2,292    $   (2,325)   $      27,826      $   49,341
 Net realized gain (loss).....................................        584,682        25,922            5,551          73,581
 Net change in unrealized appreciation (depreciation).........     (1,457,340)     (207,035)      (1,906,227)       (127,575)
                                                                -------------    ----------    -------------      ----------
 Net increase/(decrease) in net assets from operations........       (870,366)     (183,438)      (1,872,850)         (4,653)
                                                                -------------    ----------    -------------      ----------
Contract transactions:
 Payments received from contract owners.......................        244,082        49,247          441,975         313,930
 Transfers between subaccounts, net...........................     (6,129,300)    7,993,487         (337,009)      3,072,999
 Transfers for contract benefits and terminations.............       (704,365)     (115,738)        (769,649)       (286,276)
                                                                -------------    ----------    -------------      ----------
Net increase/(decrease) from contract transactions............     (6,589,583)    7,926,996         (664,683)      3,100,653
                                                                -------------    ----------    -------------      ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             --            --          110,000              --
Net increase (decrease) in net assets.........................     (7,459,949)    7,743,558       (2,427,533)      3,096,000
Net assets beginning of period................................      7,763,044        19,486        5,193,678       2,097,678
                                                                -------------    ----------    -------------      ----------
Net assets end of period......................................  $     303,095    $7,763,044    $   2,766,145      $5,193,678
                                                                =============    ==========    =============      ==========
 Units issued during the period...............................         25,386       589,017           74,419         309,396
 Units redeemed during the period.............................       (579,635)       (9,108)        (145,510)        (51,438)
                                                                -------------    ----------    -------------      ----------
 Net units issued (redeemed) during the period................       (554,249)      579,909          (71,091)        257,958
                                                                =============    ==========    =============      ==========



                                                                      EQ/Caywood-Scholl
                                                                       High Yield Bond
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     731,994   $    700,595
 Net realized gain (loss).....................................        (11,516)       112,488
 Net change in unrealized appreciation (depreciation).........     (2,792,508)      (557,133)
                                                                -------------   ------------
 Net increase/(decrease) in net assets from operations........     (2,072,030)       255,950
                                                                -------------   ------------
Contract transactions:
 Payments received from contract owners.......................      1,161,412      1,233,337
 Transfers between subaccounts, net...........................       (627,203)      (432,340)
 Transfers for contract benefits and terminations.............     (1,639,084)    (1,875,768)
                                                                -------------   ------------
Net increase/(decrease) from contract transactions............     (1,104,875)    (1,074,771)
                                                                -------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             50             --
Net increase (decrease) in net assets.........................     (3,176,855)      (818,821)
Net assets beginning of period................................     11,509,766     12,328,587
                                                                -------------   ------------
Net assets end of period......................................  $   8,332,911   $ 11,509,766
                                                                =============   ============
 Units issued during the period...............................         76,198        104,387
 Units redeemed during the period.............................       (142,700)      (164,230)
                                                                -------------   ------------
 Net units issued (redeemed) during the period................        (66,502)       (59,843)
                                                                =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Equity 500 Index
                                                              ---------------------------
                                                                   2008          2007
                                                              -------------- ------------
From operations:
 Net investment income (loss)................................   $   33,210    $  11,895
 Net realized gain (loss)....................................       (2,966)      28,857
 Net change in unrealized appreciation (depreciation)........     (688,591)     (37,870)
                                                                ----------    ---------
 Net increase/(decrease) in net assets from operations.......     (658,347)       2,882
                                                                ----------    ---------
Contract transactions:
 Payments received from contract owners......................    1,057,132      566,742
 Transfers between subaccounts, net..........................      333,369      397,939
 Transfers for contract benefits and terminations............     (206,688)     (71,766)
                                                                ----------    ---------
Net increase/(decrease) from contract transactions...........    1,183,813      892,915
                                                                ----------    ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L...............................           --           --
Net increase (decrease) in net assets........................      525,466      895,797
Net assets beginning of period...............................      911,774       15,977
                                                                ----------    ---------
Net assets end of period.....................................   $1,437,240    $ 911,774
                                                                ==========    =========
 Units issued during the period..............................       12,688        8,245
 Units redeemed during the period............................         (820)        (740)
                                                                ----------    ---------
 Net units issued (redeemed) during the period...............       11,868        7,505
                                                                ==========    =========



                                                                    EQ/Evergreen             EQ/Evergreen
                                                                 International Bond             Omega
                                                              ------------------------ ------------------------
                                                                  2008         2007        2008         2007
                                                              ------------ ----------- ------------ -----------
From operations:
 Net investment income (loss)................................  $  81,750    $  1,939    $      309   $     --
 Net realized gain (loss)....................................       (516)        139        (2,196)       925
 Net change in unrealized appreciation (depreciation)........    (69,284)      2,947       (10,889)    (1,026)
                                                               ---------    --------    ----------   --------
 Net increase/(decrease) in net assets from operations.......     11,950       5,025       (12,776)      (101)
                                                               ---------    --------    ----------   --------
Contract transactions:
 Payments received from contract owners......................    292,995      70,363        44,238     20,078
 Transfers between subaccounts, net..........................    147,290      19,718         3,471      7,381
 Transfers for contract benefits and terminations............    (54,796)     (8,916)       (9,303)    (1,726)
                                                               ---------    --------    ----------   --------
Net increase/(decrease) from contract transactions...........    385,489      81,165        38,406     25,733
                                                               ---------    --------    ----------   --------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L...............................         --          --            --         --
Net increase (decrease) in net assets........................    397,439      86,190        25,630     25,632
Net assets beginning of period...............................     95,918       9,728        25,769        137
                                                               ---------    --------    ----------   --------
Net assets end of period.....................................  $ 493,357    $ 95,918    $   51,399   $ 25,769
                                                               =========    ========    ==========   ========
 Units issued during the period..............................      4,449         791           568        247
 Units redeemed during the period............................     (1,127)        (20)         (149)       (10)
                                                               ---------    --------    ----------   --------
 Net units issued (redeemed) during the period...............      3,322         771           419        237
                                                               =========    ========    ==========   ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       EQ/GAMCO                      EQ/GAMCO
                                                               Mergers and Acquisitions         Small Company Value
                                                               ------------------------- ---------------------------------
                                                                   2008         2007           2008             2007
                                                               ------------ ------------ ---------------- ----------------
From operations:
 Net investment income (loss).................................  $   1,229    $   1,219    $       (1,705)  $     (136,552)
 Net realized gain (loss).....................................      2,845        7,500         4,851,039        8,971,517
 Net change in unrealized appreciation (depreciation).........    (37,272)      (9,001)      (28,684,634)      (1,627,496)
                                                                ---------    ---------    --------------   --------------
 Net increase/(decrease) in net assets from operations........    (33,198)        (282)      (23,835,300)       7,207,469
                                                                ---------    ---------    --------------   --------------
Contract transactions:
 Payments received from contract owners.......................    122,630      125,739         7,162,679        7,823,369
 Transfers between subaccounts, net...........................    (21,167)      46,104        (3,500,166)      (3,056,139)
 Transfers for contract benefits and terminations.............    (26,034)     (13,655)      (10,631,793)     (13,170,182)
                                                                ---------    ---------    --------------   --------------
Net increase/(decrease) from contract transactions............     75,429      158,188        (6,969,280)      (8,402,952)
                                                                ---------    ---------    --------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................       (311)         311             1,350               --
Net increase (decrease) in net assets.........................     41,920      158,217       (30,803,230)      (1,195,483)
Net assets beginning of period................................    178,103       19,886        82,004,878       83,200,361
                                                                ---------    ---------    --------------   --------------
Net assets end of period......................................  $ 220,023    $ 178,103    $   51,201,648   $   82,004,878
                                                                =========    =========    ==============   ==============
 Units issued during the period...............................        991        1,335           304,773          356,883
 Units redeemed during the period.............................       (363)         (54)         (533,325)        (585,602)
                                                                ---------    ---------    --------------   --------------
 Net units issued (redeemed) during the period................        628        1,281          (228,552)        (228,719)
                                                                =========    =========    ==============   ==============



                                                                        EQ/Government
                                                                         Securities
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     349,964   $    477,168
 Net realized gain (loss).....................................        (85,917)      (163,426)
 Net change in unrealized appreciation (depreciation).........         55,535        390,174
                                                                -------------   ------------
 Net increase/(decrease) in net assets from operations........        319,582        703,917
                                                                -------------   ------------
Contract transactions:
 Payments received from contract owners.......................      1,060,368      1,283,212
 Transfers between subaccounts, net...........................     (1,981,134)    (1,413,897)
 Transfers for contract benefits and terminations.............     (1,846,647)    (1,201,221)
                                                                -------------   ------------
Net increase/(decrease) from contract transactions............     (2,767,413)    (1,331,906)
                                                                -------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             50             --
Net increase (decrease) in net assets.........................     (2,447,781)      (627,990)
Net assets beginning of period................................     11,603,513     12,231,503
                                                                -------------   ------------
Net assets end of period......................................  $   9,155,732   $ 11,603,513
                                                                =============   ============
 Units issued during the period...............................        171,169        168,492
 Units redeemed during the period.............................       (355,258)      (258,792)
                                                                -------------   ------------
 Net units issued (redeemed) during the period................       (184,089)       (90,300)
                                                                =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/International              EQ/International
                                                                       Core PLUS                       Growth
                                                               -------------------------- --------------------------------
                                                                    2008         2007           2008             2007
                                                               ------------- ------------ ---------------- ---------------
From operations:
 Net investment income (loss).................................  $     3,902   $     377    $       70,946   $    (16,958)
 Net realized gain (loss).....................................       (4,236)     19,484           632,793      1,731,602
 Net change in unrealized appreciation (depreciation).........     (107,251)    (14,059)      (10,432,639)     1,654,254
                                                                -----------   ---------    --------------   ------------
 Net increase/(decrease) in net assets from operations........     (107,585)      5,802        (9,728,900)     3,368,898
                                                                -----------   ---------    --------------   ------------
Contract transactions:
 Payments received from contract owners.......................      177,906      64,417         2,320,245      2,226,391
 Transfers between subaccounts, net...........................       39,462      41,103          (825,506)       419,881
 Transfers for contract benefits and terminations.............      (27,167)     (7,961)       (2,835,419)    (2,909,737)
                                                                -----------   ---------    --------------   ------------
Net increase/(decrease) from contract transactions............      190,201      97,559        (1,340,680)      (263,465)
                                                                -----------   ---------    --------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --          --            10,000             --
Net increase (decrease) in net assets.........................       82,616     103,361       (11,059,580)     3,105,433
Net assets beginning of period................................      105,546       2,185        24,711,131     21,605,698
                                                                -----------   ---------    --------------   ------------
Net assets end of period......................................  $   188,162   $ 105,546    $   13,651,551   $ 24,711,131
                                                                ===========   =========    ==============   ============
 Units issued during the period...............................        1,490         623           177,516        217,121
 Units redeemed during the period.............................         (117)        (23)         (281,955)      (228,128)
                                                                -----------   ---------    --------------   ------------
 Net units issued (redeemed) during the period................        1,373         600          (104,439)       (11,007)
                                                                ===========   =========    ==============   ============



                                                                         EQ/JPMorgan
                                                                          Core Bond
                                                               --------------------------------
                                                                     2008         2007 (r) (s)
                                                               ---------------- ---------------
From operations:
 Net investment income (loss).................................  $      452,937   $  1,535,612
 Net realized gain (loss).....................................      (2,310,175)      (366,270)
 Net change in unrealized appreciation (depreciation).........         529,756       (779,659)
                                                                --------------   ------------
 Net increase/(decrease) in net assets from operations........      (1,327,482)       389,683
                                                                --------------   ------------
Contract transactions:
 Payments received from contract owners.......................       2,212,277      1,833,316
 Transfers between subaccounts, net...........................     (20,678,504)    22,228,857
 Transfers for contract benefits and terminations.............      (5,095,585)    (4,530,405)
                                                                --------------   ------------
Net increase/(decrease) from contract transactions............     (23,561,812)    19,531,768
                                                                --------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................              50             --
Net increase (decrease) in net assets.........................     (24,889,244)    19,921,451
Net assets beginning of period................................      34,383,818     14,462,367
                                                                --------------   ------------
Net assets end of period......................................  $    9,494,574   $ 34,383,818
                                                                ==============   ============
 Units issued during the period...............................         197,335      1,783,147
 Units redeemed during the period.............................      (1,917,626)      (432,556)
                                                                --------------   ------------
 Net units issued (redeemed) during the period................      (1,720,291)     1,350,591
                                                                ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ/JPMorgan
                                                                 Value Opportunities
                                                              -------------------------
                                                                  2008         2007
                                                              ------------ ------------
From operations:
 Net investment income (loss)................................  $   3,094    $    1,053
 Net realized gain (loss)....................................     (8,537)        9,233
 Net change in unrealized appreciation (depreciation)........    (46,030)      (13,636)
                                                               ---------    ----------
 Net increase/(decrease) in net assets from operations.......    (51,473)       (3,350)
                                                               ---------    ----------
Contract transactions:
 Payments received from contract owners......................     97,402        62,017
 Transfers between subaccounts, net..........................     19,848        17,689
 Transfers for contract benefits and terminations............    (18,652)       (7,990)
                                                               ---------    ----------
Net increase/(decrease) from contract transactions...........     98,598        71,716
                                                               ---------    ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L...............................         --            --
Net increase (decrease) in net assets........................     47,125        68,366
Net assets beginning of period...............................     71,083         2,717
                                                               ---------    ----------
Net assets end of period.....................................  $ 118,208    $   71,083
                                                               =========    ==========
 Units issued during the period..............................        928           429
 Units redeemed during the period............................        (89)          (51)
                                                               ---------    ----------
 Net units issued (redeemed) during the period...............        839           378
                                                               =========    ==========



                                                                     EQ/Large Cap               EQ/Large Cap
                                                                       Core PLUS                Growth Index
                                                              --------------------------- -------------------------
                                                                   2008          2007         2008         2007
                                                              ------------- ------------- ------------ ------------
From operations:
 Net investment income (loss)................................   $   144       $   157      $     425    $      --
 Net realized gain (loss)....................................      (515)        2,643           (998)         559
 Net change in unrealized appreciation (depreciation)........    (9,590)       (2,963)       (75,822)       4,947
                                                                -------       -------      ---------    ---------
 Net increase/(decrease) in net assets from operations.......    (9,961)         (163)       (76,395)       5,506
                                                                -------       -------      ---------    ---------
Contract transactions:
 Payments received from contract owners......................    25,968        10,073        212,020       97,518
 Transfers between subaccounts, net..........................     6,121         4,790         28,358       10,145
 Transfers for contract benefits and terminations............    (4,971)       (1,086)       (40,800)     (12,483)
                                                                -------       -------      ---------    ---------
Net increase/(decrease) from contract transactions...........    27,118        13,777        199,578       95,180
                                                                -------       -------      ---------    ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L...............................        --            --             --           --
Net increase (decrease) in net assets........................    17,157        13,614        123,183      100,686
Net assets beginning of period...............................    14,301           687        102,309        1,623
                                                                -------       -------      ---------    ---------
Net assets end of period.....................................   $31,458       $14,301      $ 225,492    $ 102,309
                                                                =======       =======      =========    =========
 Units issued during the period..............................       316           122          2,940        1,229
 Units redeemed during the period............................        (8)           (5)          (110)         (99)
                                                                --------      -------      ---------    ---------
 Net units issued (redeemed) during the period...............       308           117          2,830        1,130
                                                                =======       =======      =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                      EQ/Large Cap                EQ/Large Cap
                                                                       Growth PLUS                Value Index
                                                               ---------------------------  ------------------------
                                                                   2008          2007           2008         2007
                                                               ------------ --------------  ------------  ----------
From operations:
 Net investment income (loss).................................  $     311      $    366      $    1,885   $     --
 Net realized gain (loss).....................................     (1,882)          234          (5,807)     1,219
 Net change in unrealized appreciation (depreciation).........    (88,877)        3,996         (69,541)    (6,956)
                                                                ---------      --------      ----------   --------
 Net increase/(decrease) in net assets from operations........    (90,448)        4,596         (73,463)    (5,737)
                                                                ---------      --------      ----------   --------
Contract transactions:
 Payments received from contract owners.......................    192,375        65,925          69,937     68,311
 Transfers between subaccounts, net...........................     25,477        59,459          30,261     12,457
 Transfers for contract benefits and terminations.............    (35,878)       (8,515)        (16,497)    (8,921)
                                                                ---------      --------      ----------   --------
Net increase/(decrease) from contract transactions............    181,974       116,869          83,701     71,847
                                                                ---------      --------      ----------   --------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         --            --              --         --
Net increase (decrease) in net assets.........................     91,526       121,465          10,238     66,110
Net assets beginning of period................................    127,245         5,780          76,192     10,082
                                                                ---------      --------      ----------   --------
Net assets end of period......................................  $ 218,771      $127,245      $   86,430   $ 76,192
                                                                =========      ========      ==========   ========
 Units issued during the period...............................      1,501           615           1,325        675
 Units redeemed during the period.............................       (361)           (9)           (174)       (53)
                                                                ---------      --------      ----------   --------
 Net units issued (redeemed) during the period................      1,140           606           1,151        622
                                                                =========      ========      ==========   ========



                                                                        EQ/Large Cap
                                                                         Value PLUS
                                                               -------------------------------
                                                                     2008         2007(f)(k)
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     274,480   $    217,076
 Net realized gain (loss).....................................     (1,051,416)       815,902
 Net change in unrealized appreciation (depreciation).........     (4,263,686)    (1,134,987)
                                                                -------------   ------------
 Net increase/(decrease) in net assets from operations........     (5,040,622)      (102,009)
                                                                -------------   ------------
Contract transactions:
 Payments received from contract owners.......................      1,210,865        828,968
 Transfers between subaccounts, net...........................     (1,952,233)    12,742,851
 Transfers for contract benefits and terminations.............     (1,423,750)      (258,132)
                                                                -------------   ------------
Net increase/(decrease) from contract transactions............     (2,165,118)    13,313,687
                                                                -------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           (667)           667
Net increase (decrease) in net assets.........................     (7,206,407)    13,212,345
Net assets beginning of period................................     13,309,140         96,795
                                                                -------------   ------------
Net assets end of period......................................  $   6,102,733   $ 13,309,140
                                                                =============   ============
 Units issued during the period...............................         31,431        700,082
 Units redeemed during the period.............................       (225,640)        (9,634)
                                                                -------------   ------------
 Net units issued (redeemed) during the period................       (194,209)       690,448
                                                                =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                           EQ/Long
                                                                          Term Bond
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     433,472   $     325,400
 Net realized gain (loss).....................................       (107,955)        (71,708)
 Net change in unrealized appreciation (depreciation).........         60,609         406,490
                                                                -------------   -------------
 Net increase/(decrease) in net assets from operations........        386,126         660,182
                                                                -------------   -------------
Contract transactions:
 Payments received from contract owners.......................      1,241,041       1,274,594
 Transfers between subaccounts, net...........................       (222,992)        (36,364)
 Transfers for contract benefits and terminations.............     (1,431,324)     (3,171,445)
                                                                -------------   -------------
Net increase/(decrease) from contract transactions............       (413,275)     (1,933,215)
                                                                -------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             --              --
Net increase (decrease) in net assets.........................        (27,149)     (1,273,033)
Net assets beginning of period................................      9,058,094      10,331,127
                                                                -------------   -------------
Net assets end of period......................................  $   9,030,945   $   9,058,094
                                                                =============   =============
 Units issued during the period...............................         90,412         106,863
 Units redeemed during the period.............................       (122,638)       (220,509)
                                                                -------------   -------------
 Net units issued (redeemed) during the period................        (32,226)       (113,646)
                                                                =============   =============



                                                                       EQ/Lord Abbett              EQ/Lord Abbett
                                                                     Growth and Income             Large Cap Core
                                                               ------------------------------ ------------------------
                                                                     2008           2007          2008         2007
                                                               --------------- -------------- ------------ -----------
From operations:
 Net investment income (loss).................................  $      89,552    $   80,977    $      883   $    212
 Net realized gain (loss).....................................        (38,585)      754,712        (1,896)     1,198
 Net change in unrealized appreciation (depreciation).........     (2,923,700)     (574,646)      (22,312)      (878)
                                                                -------------    ----------    ----------   --------
 Net increase/(decrease) in net assets from operations........     (2,872,733)      261,043       (23,325)       532
                                                                -------------    ----------    ----------   --------
Contract transactions:
 Payments received from contract owners.......................      1,172,499     1,389,353        68,707     28,133
 Transfers between subaccounts, net...........................       (341,123)     (164,579)       12,357      6,797
 Transfers for contract benefits and terminations.............       (923,828)     (949,438)      (12,632)    (3,512)
                                                                -------------    ----------    ----------   --------
Net increase/(decrease) from contract transactions............        (92,452)      275,336        68,432     31,418
                                                                -------------    ----------    ----------   --------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           (279)          279            --         --
Net increase (decrease) in net assets.........................     (2,965,464)      536,658        45,107     31,950
Net assets beginning of period................................      7,917,306     7,380,648        33,549      1,599
                                                                -------------    ----------    ----------   --------
Net assets end of period......................................  $   4,951,842    $7,917,306    $   78,656   $ 33,549
                                                                =============    ==========    ==========   ========
 Units issued during the period...............................         91,899       116,091           685        255
 Units redeemed during the period.............................       (107,769)     (101,802)          (80)       (16)
                                                                -------------    ----------    ----------   --------
 Net units issued (redeemed) during the period................        (15,870)       14,289           605        239
                                                                =============    ==========    ==========   ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       EQ/Lord Abbett
                                                                        Mid Cap Value
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     131,427   $     61,555
 Net realized gain (loss).....................................     (1,266,634)     2,098,288
 Net change in unrealized appreciation (depreciation).........     (4,547,364)    (2,028,338)
                                                                -------------   ------------
 Net increase/(decrease) in net assets from operations........     (5,682,571)       131,505
                                                                -------------   ------------
Contract transactions:
 Payments received from contract owners.......................      1,225,787      1,598,163
 Transfers between subaccounts, net...........................     (1,177,990)      (672,523)
 Transfers for contract benefits and terminations.............     (2,568,379)    (1,583,405)
                                                                -------------   ------------
Net increase/(decrease) from contract transactions............     (2,520,582)      (657,765)
                                                                -------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................            (40)            40
Net increase (decrease) in net assets.........................     (8,203,193)      (526,220)
Net assets beginning of period................................     15,001,236     15,527,456
                                                                -------------   ------------
Net assets end of period......................................  $   6,798,043   $ 15,001,236
                                                                =============   ============
 Units issued during the period...............................        156,759        149,412
 Units redeemed during the period.............................       (398,004)      (193,677)
                                                                -------------   ------------
 Net units issued (redeemed) during the period................       (241,245)       (44,265)
                                                                =============   ============



                                                                      EQ/Marsico Focus               EQ/Mid Cap Index
                                                               ------------------------------- -----------------------------
                                                                     2008            2007            2008         2007 (q)
                                                               --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss).................................  $      61,634   $    (32,579)   $      28,019   $  (11,103)
 Net realized gain (loss).....................................        401,636      1,909,846         (105,545)     720,292
 Net change in unrealized appreciation (depreciation).........     (5,876,137)      (277,867)      (2,075,835)    (496,431)
                                                                -------------   ------------    -------------   ----------
 Net increase/(decrease) in net assets from operations........     (5,412,867)     1,599,400       (2,153,361)     212,758
                                                                -------------   ------------    -------------   ----------
Contract transactions:
 Payments received from contract owners.......................      1,975,099      1,941,588        1,085,105      830,706
 Transfers between subaccounts, net...........................       (235,503)      (259,028)         (45,111)     557,498
 Transfers for contract benefits and terminations.............     (1,726,362)    (2,098,832)        (497,080)    (457,901)
                                                                -------------   ------------    -------------   ----------
Net increase/(decrease) from contract transactions............         13,234       (416,272)         542,914      930,303
                                                                -------------   ------------    -------------   ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         20,000             --               --           --
Net increase (decrease) in net assets.........................     (5,379,633)     1,183,128       (1,610,447)   1,143,061
Net assets beginning of period................................     13,369,407     12,186,279        4,009,564    2,866,503
                                                                -------------   ------------    -------------   ----------
Net assets end of period......................................  $   7,989,774   $ 13,369,407    $   2,399,117   $4,009,564
                                                                =============   ============    =============   ==========
 Units issued during the period...............................        149,458        138,727           48,360       56,459
 Units redeemed during the period.............................       (220,434)      (231,534)         (46,503)     (29,468)
                                                                -------------   ------------    -------------   ----------
 Net units issued (redeemed) during the period................        (70,976)       (92,807)           1,857       26,991
                                                                =============   ============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       EQ/Mid Cap
                                                                       Value PLUS                  EQ/Money Market
                                                               -------------------------- ---------------------------------
                                                                    2008         2007           2008             2007
                                                               ------------- ------------ ---------------- ----------------
From operations:
 Net investment income (loss).................................  $     6,506   $   3,410    $    1,151,776   $    2,396,153
 Net realized gain (loss).....................................     (117,186)     76,444               646            1,738
 Net change in unrealized appreciation (depreciation).........      (94,829)    (99,620)             (793)             760
                                                                -----------   ---------    --------------   --------------
 Net increase/(decrease) in net assets from operations........     (205,509)    (19,766)        1,151,629        2,398,651
                                                                -----------   ---------    --------------   --------------
Contract transactions:
 Payments received from contract owners.......................      210,986     224,069        15,109,545       13,189,649
 Transfers between subaccounts, net...........................       52,821     107,857         4,008,656       14,325,992
 Transfers for contract benefits and terminations.............      (52,356)    (31,684)      (25,475,186)     (31,534,047)
                                                                -----------   ---------    --------------   --------------
Net increase/(decrease) from contract transactions............      211,451     300,242        (6,356,985)      (4,018,406)
                                                                -----------   ---------    --------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         (298)        298          (121,917)         121,917
Net increase (decrease) in net assets.........................        5,644     280,774        (5,327,273)      (1,497,838)
Net assets beginning of period................................      313,207      32,433        52,757,430       54,255,268
                                                                -----------   ---------    --------------   --------------
Net assets end of period......................................  $   318,851   $ 313,207    $   47,430,157   $   52,757,430
                                                                ===========   =========    ==============   ==============
 Units issued during the period...............................        1,836       1,452         2,466,694        4,183,042
 Units redeemed during the period.............................         (747)        (24)       (3,211,540)      (4,602,601)
                                                                -----------   ---------    --------------   --------------
 Net units issued (redeemed) during the period................        1,089       1,428          (744,846)        (419,559)
                                                                ===========   =========    ==============   ==============



                                                                    EQ/Montag & Caldwell
                                                                           Growth
                                                               -------------------------------
                                                                     2008            2007
                                                               ---------------- --------------
From operations:
 Net investment income (loss).................................  $      (95,801)  $   (108,045)
 Net realized gain (loss).....................................       2,660,303      1,625,639
 Net change in unrealized appreciation (depreciation).........     (22,489,778)     9,309,227
                                                                --------------   ------------
 Net increase/(decrease) in net assets from operations........     (19,925,276)    10,826,821
                                                                --------------   ------------
Contract transactions:
 Payments received from contract owners.......................       7,468,400      8,265,323
 Transfers between subaccounts, net...........................      (2,858,334)    (3,414,245)
 Transfers for contract benefits and terminations.............      (8,324,168)    (8,131,479)
                                                                --------------   ------------
Net increase/(decrease) from contract transactions............      (3,714,102)    (3,280,401)
                                                                --------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................          10,000             --
Net increase (decrease) in net assets.........................     (23,629,378)     7,546,420
Net assets beginning of period................................      62,655,437     55,109,017
                                                                --------------   ------------
Net assets end of period......................................  $   39,026,059   $ 62,655,437
                                                                ==============   ============
 Units issued during the period...............................         746,144        748,353
 Units redeemed during the period.............................      (1,102,816)    (1,060,785)
                                                                --------------   ------------
 Net units issued (redeemed) during the period................        (356,672)      (312,432)
                                                                ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/PIMCO
                                                                        Real Return
                                                               ------------------------------
                                                                    2008            2007
                                                               -------------- ---------------
From operations:
 Net investment income (loss).................................   $  132,517    $      74,581
 Net realized gain (loss).....................................      352,568         (139,777)
 Net change in unrealized appreciation (depreciation).........     (774,426)         544,565
                                                                 ----------    -------------
 Net increase/(decrease) in net assets from operations........     (289,341)         479,369
                                                                 ----------    -------------
Contract transactions:
 Payments received from contract owners.......................      830,118          704,990
 Transfers between subaccounts, net...........................      881,818       (2,356,128)
 Transfers for contract benefits and terminations.............     (615,875)      (2,620,394)
                                                                 ----------    -------------
Net increase/(decrease) from contract transactions............    1,096,061       (4,271,532)
                                                                 ----------    -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           50               --
Net increase (decrease) in net assets.........................      806,770       (3,792,163)
Net assets beginning of period................................    4,140,394        7,932,557
                                                                 ----------    -------------
Net assets end of period......................................   $4,947,164    $   4,140,394
                                                                 ==========    =============
 Units issued during the period...............................      228,738          125,368
 Units redeemed during the period.............................     (186,938)        (489,324)
                                                                 ----------    -------------
 Net units issued (redeemed) during the period................       41,800         (363,956)
                                                                 ==========    =============



                                                                      EQ/Quality                   EQ/Short
                                                                       Bond PLUS                 Duration Bond
                                                               ------------------------- -----------------------------
                                                                   2008         2007          2008           2007
                                                               ------------ ------------ ------------- ---------------
From operations:
 Net investment income (loss).................................  $  23,196    $   5,157    $    39,306   $      25,264
 Net realized gain (loss).....................................     (3,625)         281          3,254         (97,924)
 Net change in unrealized appreciation (depreciation).........    (48,724)      (2,506)       (54,305)        122,172
                                                                ---------    ---------    -----------   -------------
 Net increase/(decrease) in net assets from operations........    (29,153)       2,932        (11,745)         49,512
                                                                ---------    ---------    -----------   -------------
Contract transactions:
 Payments received from contract owners.......................    135,209      101,925        125,961         208,593
 Transfers between subaccounts, net...........................    213,932       25,729          1,967        (165,639)
 Transfers for contract benefits and terminations.............    (39,779)     (10,342)      (139,338)     (2,322,155)
                                                                ---------    ---------    -----------   -------------
Net increase/(decrease) from contract transactions............    309,362      117,312        (11,410)     (2,279,201)
                                                                ---------    ---------    -----------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         --           --             50              --
Net increase (decrease) in net assets.........................    280,209      120,244        (23,105)     (2,229,689)
Net assets beginning of period................................    123,871        3,627        684,127       2,913,816
                                                                ---------    ---------    -----------   -------------
Net assets end of period......................................  $ 404,080    $ 123,871    $   661,022   $     684,127
                                                                =========    =========    ===========   =============
 Units issued during the period...............................      3,205          922         10,632          34,101
 Units redeemed during the period.............................       (364)        (139)       (13,773)       (198,721)
                                                                ---------    ---------    -----------   -------------
 Net units issued (redeemed) during the period................      2,841          783         (3,141)       (164,620)
                                                                =========    =========    ===========   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/Small
                                                                       Company Index
                                                               ------------------------------
                                                                     2008         2007 (t)
                                                               --------------- --------------
From operations:
 Net investment income (loss).................................  $      37,489    $  100,073
 Net realized gain (loss).....................................         73,508       442,004
 Net change in unrealized appreciation (depreciation).........     (2,017,378)     (578,664)
                                                                -------------    ----------
 Net increase/(decrease) in net assets from operations........     (1,906,381)      (36,587)
                                                                -------------    ----------
Contract transactions:
 Payments received from contract owners.......................        659,930       347,423
 Transfers between subaccounts, net...........................       (941,708)    5,885,913
 Transfers for contract benefits and terminations.............       (868,205)      (64,737)
                                                                -------------    ----------
Net increase/(decrease) from contract transactions............     (1,149,983)    6,168,599
                                                                -------------    ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................            100            --
Net increase (decrease) in net assets.........................     (3,056,264)    6,132,012
Net assets beginning of period................................      6,165,500        33,488
                                                                -------------    ----------
Net assets end of period......................................  $   3,109,236    $6,165,500
                                                                =============    ==========
 Units issued during the period...............................         47,723       569,430
 Units redeemed during the period.............................       (256,697)       (7,489)
                                                                -------------    ----------
 Net units issued (redeemed) during the period................       (208,974)      561,941
                                                                =============    ==========



                                                                       EQ/T. Rowe Price                     EQ/UBS
                                                                         Growth Stock                  Growth and Income
                                                               -------------------------------- -------------------------------
                                                                     2008           2007 (a)          2008            2007
                                                               ---------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss).................................  $     (242,552)  $   (291,653)   $    138,318    $     85,078
 Net realized gain (loss).....................................      (3,924,721)     2,204,960         513,705       1,007,258
 Net change in unrealized appreciation (depreciation).........     (18,418,352)     1,498,084      (8,853,291)       (878,404)
                                                                --------------   ------------    ------------    ------------
 Net increase/(decrease) in net assets from operations........     (22,585,625)     3,411,391      (8,201,268)        213,932
                                                                --------------   ------------    ------------    ------------
Contract transactions:
 Payments received from contract owners.......................       5,291,822      5,938,857       2,604,796       2,799,197
 Transfers between subaccounts, net...........................       2,363,477     (2,913,050)       (968,800)       (939,190)
 Transfers for contract benefits and terminations.............      (7,210,320)    (7,844,239)     (2,909,686)     (3,089,208)
                                                                --------------   ------------    ------------    ------------
Net increase/(decrease) from contract transactions............         444,979     (4,818,432)     (1,273,690)     (1,229,201)
                                                                --------------   ------------    ------------    ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................              --             --             (55)             55
Net increase (decrease) in net assets.........................     (22,140,646)    (1,407,041)     (9,475,013)     (1,015,214)
Net assets beginning of period................................      51,421,969     52,829,010      21,376,322      22,391,536
                                                                --------------   ------------    ------------    ------------
Net assets end of period......................................  $   29,281,323   $ 51,421,969    $ 11,901,309    $ 21,376,322
                                                                ==============   ============    ============    ============
 Units issued during the period...............................         839,160        377,939         266,558         222,683
 Units redeemed during the period.............................        (798,829)      (656,985)       (387,497)       (315,854)
                                                                --------------   ------------    ------------    ------------
 Net units issued (redeemed) during the period................          40,331       (279,046)       (120,939)        (93,171)
                                                                ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/Van Kampen               EQ/Van Kampen
                                                                       Comstock            Emerging Markets Equity
                                                               ------------------------ ------------------------------
                                                                   2008         2007          2008           2007
                                                               ------------ ----------- --------------- --------------
From operations:
 Net investment income (loss).................................  $    2,379   $    950    $       2,736    $   (5,296)
 Net realized gain (loss).....................................        (550)     1,922          221,783       697,412
 Net change in unrealized appreciation (depreciation).........     (40,794)    (5,807)      (2,558,284)       40,106
                                                                ----------   --------    -------------    ----------
 Net increase/(decrease) in net assets from operations........     (38,965)    (2,935)      (2,333,765)      732,222
                                                                ----------   --------    -------------    ----------
Contract transactions:
 Payments received from contract owners.......................      69,778     45,689        1,620,387       988,030
 Transfers between subaccounts, net...........................      22,123     19,619          241,303       294,804
 Transfers for contract benefits and terminations.............     (18,708)    (9,383)        (434,913)     (267,328)
                                                                ----------   --------    -------------    ----------
Net increase/(decrease) from contract transactions............      73,193     55,925        1,426,777     1,015,506
                                                                ----------   --------    -------------    ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................          --         --             (222)          222
Net increase (decrease) in net assets.........................      34,228     52,990         (907,210)    1,747,950
Net assets beginning of period................................      59,561      6,571        3,092,755     1,344,805
                                                                ----------   --------    -------------    ----------
Net assets end of period......................................  $   93,789   $ 59,561    $   2,185,545    $3,092,755
                                                                ==========   ========    =============    ==========
 Units issued during the period...............................         798        485           16,231        12,598
 Units redeemed during the period.............................         (48)       (40)          (8,800)       (8,226)
                                                                ----------   --------    -------------    ----------
 Net units issued (redeemed) during the period................         750        445            7,431         4,372
                                                                ==========   ========    =============    ==========



                                                                        EQ/Van Kampen
                                                                       Mid Cap Growth
                                                               -------------------------------
                                                                     2008        2007 (g) (u)
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     (22,935)   $    51,171
 Net realized gain (loss).....................................       (774,308)       529,157
 Net change in unrealized appreciation (depreciation).........     (4,921,147)      (298,471)
                                                                -------------    -----------
 Net increase/(decrease) in net assets from operations........     (5,718,390)       281,857
                                                                -------------    -----------
Contract transactions:
 Payments received from contract owners.......................      1,434,843        363,899
 Transfers between subaccounts, net...........................       (755,534)    12,152,571
 Transfers for contract benefits and terminations.............     (1,544,113)      (177,812)
                                                                -------------    -----------
Net increase/(decrease) from contract transactions............       (864,804)    12,338,658
                                                                -------------    -----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             50             --
Net increase (decrease) in net assets.........................     (6,583,144)    12,620,515
Net assets beginning of period................................     12,622,002          1,487
                                                                -------------    -----------
Net assets end of period......................................  $   6,038,858    $12,622,002
                                                                =============    ===========
 Units issued during the period...............................        158,654        818,824
 Units redeemed during the period.............................       (240,381)       (22,595)
                                                                -------------    -----------
 Net units issued (redeemed) during the period................        (81,727)       796,229
                                                                =============    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                        EQ/Van Kampen
                                                                         Real Estate
                                                               -------------------------------
                                                                     2008        2007 (h) (z)
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     145,694   $      65,089
 Net realized gain (loss).....................................       (294,903)        289,709
 Net change in unrealized appreciation (depreciation).........     (2,777,307)     (1,082,441)
                                                                -------------   -------------
 Net increase/(decrease) in net assets from operations........     (2,926,516)       (727,643)
                                                                -------------   -------------
Contract transactions:
 Payments received from contract owners.......................      1,253,715         431,407
 Transfers between subaccounts, net...........................       (528,882)      8,508,875
 Transfers for contract benefits and terminations.............     (1,279,046)       (356,826)
                                                                -------------   -------------
Net increase/(decrease) from contract transactions............       (554,213)      8,583,456
                                                                -------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             50              --
Net increase (decrease) in net assets.........................     (3,480,679)      7,855,813
Net assets beginning of period................................      7,855,813
                                                                -------------   -------------
Net assets end of period......................................  $   4,375,134   $   7,855,813
                                                                =============   =============
 Units issued during the period...............................         71,451         368,416
 Units redeemed during the period.............................       (115,032)        (36,832)
                                                                -------------   -------------
 Net units issued (redeemed) during the period................        (43,581)        331,584
                                                                =============   =============



                                                                      Fidelity VIP                  Fidelity VIP
                                                                     Asset Manager                 Contrafund(R)
                                                               -------------------------- --------------------------------
                                                                    2008         2007           2008         2007 (i) (j)
                                                               ------------- ------------ ---------------- ---------------
From operations:
 Net investment income (loss).................................  $     1,454    $ 10,170    $      249,142   $    248,381
 Net realized gain (loss).....................................      (37,307)      5,818        (2,080,497)    16,118,869
 Net change in unrealized appreciation (depreciation).........      (31,306)      9,060       (18,683,437)    (9,146,609)
                                                                -----------    --------    --------------   ------------
 Net increase/(decrease) in net assets from operations........      (67,159)     25,048       (20,514,792)     7,220,641
                                                                -----------    --------    --------------   ------------
Contract transactions:
 Payments received from contract owners.......................       13,765      23,383         3,124,394      2,893,399
 Transfers between subaccounts, net...........................       42,283      13,155          (521,276)    11,122,706
 Transfers for contract benefits and terminations.............     (152,704)     (7,708)       (6,971,644)    (5,114,375)
                                                                -----------    --------    --------------   ------------
Net increase/(decrease) from contract transactions............      (96,656)     28,830        (4,368,526)     8,901,730
                                                                -----------    --------    --------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --          --             5,000             --
Net increase (decrease) in net assets.........................     (163,815)     53,878       (24,878,318)    16,122,371
Net assets beginning of period................................      205,874     151,996        51,385,105     35,262,734
                                                                -----------    --------    --------------   ------------
Net assets end of period......................................  $    42,059    $205,874    $   26,506,787   $ 51,385,105
                                                                ===========    ========    ==============   ============
 Units issued during the period...............................        5,191       3,121           525,255      1,373,831
 Units redeemed during the period.............................      (15,881)       (934)         (815,043)      (814,129)
                                                                -----------    --------    --------------   ------------
 Net units issued (redeemed) during the period................      (10,690)      2,187          (289,788)       559,702
                                                                ===========    ========    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         Fidelity VIP
                                                                      Growth and Income
                                                               --------------------------------
                                                                      2008            2007
                                                               ----------------- --------------
From operations:
 Net investment income (loss).................................   $      7,209      $   21,772
 Net realized gain (loss).....................................       (218,287)         79,811
 Net change in unrealized appreciation (depreciation).........       (446,330)         16,472
                                                                 ------------      ----------
 Net increase/(decrease) in net assets from operations........       (657,408)        118,055
                                                                 ------------      ----------
Contract transactions:
 Payments received from contract owners.......................         77,585         170,798
 Transfers between subaccounts, net...........................        (58,986)        521,612
 Transfers for contract benefits and terminations.............       (917,238)        (22,767)
                                                                 ------------      ----------
Net increase/(decrease) from contract transactions............       (898,639)        669,643
                                                                 ------------      ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             (3)              3
Net increase (decrease) in net assets.........................     (1,556,050)        787,701
Net assets beginning of period................................      1,932,600       1,144,899
                                                                 --------------    ----------
Net assets end of period......................................   $    376,550      $1,932,600
                                                                 ==============    ==========
 Units issued during the period...............................         14,163          66,649
 Units redeemed during the period.............................       (112,026)        (17,317)
                                                                 --------------    ----------
 Net units issued (redeemed) during the period................        (97,863)         49,332
                                                                 ==============    ==========



                                                                            Franklin                       Franklin
                                                                       Income Securities          Rising Dividends Securities
                                                               ---------------------------------- ---------------------------
                                                                     2008       2007 (v) (w) (x)       2008          2007
                                                               --------------- ------------------ ------------- -------------
From operations:
 Net investment income (loss).................................  $     470,817     $    38,995      $     7,640   $    11,787
 Net realized gain (loss).....................................       (590,131)        130,439            1,469        44,511
 Net change in unrealized appreciation (depreciation).........     (2,786,244)        (32,524)        (171,332)      (73,106)
                                                                -------------     -----------      -----------   -----------
 Net increase/(decrease) in net assets from operations........     (2,905,558)        136,910         (162,223)      (16,808)
                                                                -------------     -----------      -----------   -----------
Contract transactions:
 Payments received from contract owners.......................      2,590,209         122,784          125,639       146,663
 Transfers between subaccounts, net...........................       (755,750)      9,441,543          (40,332)      (11,214)
 Transfers for contract benefits and terminations.............     (3,673,689)       (248,592)         (64,819)     (149,163)
                                                                -------------     -----------      -----------   -----------
Net increase/(decrease) from contract transactions............     (1,839,230)      9,315,735           20,488       (13,714)
                                                                -------------     -----------      -----------   -----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................       (243,845)        243,895               --            --
Net increase (decrease) in net assets.........................     (4,988,633)      9,696,540         (141,735)      (30,522)
Net assets beginning of period................................     11,087,415       1,390,875          580,392       610,914
                                                                -------------     -----------      -----------   -----------
Net assets end of period......................................  $   6,098,782     $11,087,415      $   438,657   $   580,392
                                                                =============     ===========      ===========   ===========
 Units issued during the period...............................        332,289         899,913           10,321        10,522
 Units redeemed during the period.............................       (571,567)       (122,901)          (8,720)      (11,349)
                                                                -------------     -----------      -----------   -----------
 Net units issued (redeemed) during the period................       (239,278)        777,012            1,601          (827)
                                                                =============     ===========      ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       Franklin                Janus Aspen Series
                                                                   Zero Coupon 2010                 Balanced
                                                               ------------------------- -------------------------------
                                                                   2008         2007           2008            2007
                                                               ------------ ------------ --------------- ---------------
From operations:
 Net investment income (loss).................................  $   4,991    $   4,561    $     187,879   $     196,592
 Net realized gain (loss).....................................        262         (987)         973,639         389,724
 Net change in unrealized appreciation (depreciation).........      2,656        4,738       (2,601,086)        270,030
                                                                ---------    ---------    -------------   -------------
 Net increase/(decrease) in net assets from operations........      7,909        8,312       (1,439,568)        856,346
                                                                ---------    ---------    -------------   -------------
Contract transactions:
 Payments received from contract owners.......................     25,502       24,956          997,482       1,011,516
 Transfers between subaccounts, net...........................      2,899       (4,485)        (178,474)        (83,393)
 Transfers for contract benefits and terminations.............    (15,291)     (15,200)      (1,419,859)     (1,221,455)
                                                                ---------    ---------    -------------   -------------
Net increase/(decrease) from contract transactions............     13,110        5,271         (600,851)       (293,332)
                                                                ---------    ---------    -------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         50           --               32              18
Net increase (decrease) in net assets.........................     21,069       13,583       (2,040,387)        563,032
Net assets beginning of period................................    112,619       99,036        9,150,848       8,587,816
                                                                ---------    ---------    -------------   -------------
Net assets end of period......................................  $ 133,688    $ 112,619    $   7,110,461   $   9,150,848
                                                                =========    =========    =============   =============
 Units issued during the period...............................      3,973        2,903          115,502         107,882
 Units redeemed during the period.............................     (2,924)      (2,430)        (160,876)       (128,499)
                                                                ---------    ---------    -------------   -------------
 Net units issued (redeemed) during the period................      1,049          473          (45,374)        (20,617)
                                                                =========    =========    =============   =============



                                                                      Janus Aspen Series
                                                                            Forty
                                                               --------------------------------
                                                                     2008             2007
                                                               ---------------- ---------------
From operations:
 Net investment income (loss).................................  $      (64,826)  $    (16,467)
 Net realized gain (loss).....................................       1,853,850      1,948,475
 Net change in unrealized appreciation (depreciation).........     (13,683,216)     5,720,774
                                                                --------------   ------------
 Net increase/(decrease) in net assets from operations........     (11,894,192)     7,652,782
                                                                --------------   ------------
Contract transactions:
 Payments received from contract owners.......................       1,745,197      1,957,269
 Transfers between subaccounts, net...........................         833,059       (327,882)
 Transfers for contract benefits and terminations.............      (4,225,914)    (3,702,723)
                                                                --------------   ------------
Net increase/(decrease) from contract transactions............      (1,647,658)    (2,073,336)
                                                                --------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             500             --
Net increase (decrease) in net assets.........................     (13,541,350)     5,579,446
Net assets beginning of period................................      27,804,008     22,224,562
                                                                --------------   ------------
Net assets end of period......................................  $   14,262,658   $ 27,804,008
                                                                ==============   ============
 Units issued during the period...............................         439,497        246,455
 Units redeemed during the period.............................        (600,324)      (445,328)
                                                                --------------   ------------
 Net units issued (redeemed) during the period................        (160,827)      (198,873)
                                                                ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     Janus Aspen Series
                                                                    International Growth
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     104,514   $     29,408
 Net realized gain (loss).....................................      2,608,879      2,428,614
 Net change in unrealized appreciation (depreciation).........     (9,546,844)       863,414
                                                                -------------   ------------
 Net increase/(decrease) in net assets from operations........     (6,833,451)     3,321,436
                                                                -------------   ------------
Contract transactions:
 Payments received from contract owners.......................        987,623      1,131,811
 Transfers between subaccounts, net...........................       (978,108)    (1,347,666)
 Transfers for contract benefits and terminations.............     (2,686,016)    (1,698,252)
                                                                -------------   ------------
Net increase/(decrease) from contract transactions............     (2,676,501)    (1,914,107)
                                                                -------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             39             11
Net increase (decrease) in net assets.........................     (9,509,913)     1,407,340
Net assets beginning of period................................     14,592,221     13,184,881
                                                                -------------   ------------
Net assets end of period......................................  $   5,082,308   $ 14,592,221
                                                                =============   ============
 Units issued during the period...............................         84,444        126,933
 Units redeemed during the period.............................       (250,768)      (222,621)
                                                                -------------   ------------
 Net units issued (redeemed) during the period................       (166,324)       (95,688)
                                                                =============   ============



                                                                     Janus Aspen Series              Janus Aspen Series
                                                                       Mid Cap Growth                   Mid Cap Value
                                                               ------------------------------- -------------------------------
                                                                     2008            2007             2008            2007
                                                               --------------- --------------- ----------------- -------------
From operations:
 Net investment income (loss).................................  $      (9,974)  $    (29,320)    $      7,397     $   24,462
 Net realized gain (loss).....................................      1,732,827      1,626,392          132,816        360,986
 Net change in unrealized appreciation (depreciation).........     (9,394,212)     1,737,583         (794,424)      (254,999)
                                                                -------------   ------------     ------------     ----------
 Net increase/(decrease) in net assets from operations........     (7,671,359)     3,334,655         (654,211)       130,449
                                                                -------------   ------------     ------------     ----------
Contract transactions:
 Payments received from contract owners.......................      1,425,966      1,603,125           55,078         95,271
 Transfers between subaccounts, net...........................        366,916     (1,176,055)        (193,031)     1,080,849
 Transfers for contract benefits and terminations.............     (2,606,177)    (2,819,559)      (1,355,850)      (254,471)
                                                                -------------   ------------     ------------     ----------
Net increase/(decrease) from contract transactions............       (813,295)    (2,392,489)      (1,493,803)       921,649
                                                                -------------   ------------     ------------     ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................            100             --               (2)             2
Net increase (decrease) in net assets.........................     (8,484,554)       942,166       (2,148,016)     1,052,100
Net assets beginning of period................................     17,758,108     16,815,942        3,342,911      2,290,811
                                                                -------------   ------------     --------------   ----------
Net assets end of period......................................  $   9,273,554   $ 17,758,108     $  1,194,895     $3,342,911
                                                                =============   ============     ==============   ==========
 Units issued during the period...............................        317,849        279,942            7,302         89,893
 Units redeemed during the period.............................       (449,333)      (587,111)        (112,659)       (34,523)
                                                                -------------   ------------     --------------   ----------
 Net units issued (redeemed) during the period................       (131,484)      (307,169)        (105,357)        55,370
                                                                =============   ============     ==============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     Janus Aspen Series
                                                                      Worldwide Growth
                                                               -------------------------------
                                                                     2008            2007
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $       6,495   $     47,033
 Net realized gain (loss).....................................        569,936        510,138
 Net change in unrealized appreciation (depreciation).........     (7,683,992)       899,507
                                                                -------------   ------------
 Net increase/(decrease) in net assets from operations........     (7,107,561)     1,456,678
                                                                -------------   ------------
Contract transactions:
 Payments received from contract owners.......................      1,639,087      1,805,149
 Transfers between subaccounts, net...........................       (491,445)      (112,182)
 Transfers for contract benefits and terminations.............     (2,027,653)    (2,375,567)
                                                                -------------   ------------
Net increase/(decrease) from contract transactions............       (880,011)      (682,600)
                                                                -------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................            (90)            90
Net increase (decrease) in net assets.........................     (7,987,662)       774,168
Net assets beginning of period................................     16,486,278     15,712,110
                                                                -------------   ------------
Net assets end of period......................................  $   8,498,616   $ 16,486,278
                                                                =============   ============
 Units issued during the period...............................        317,885        322,949
 Units redeemed during the period.............................       (429,896)      (389,685)
                                                                -------------   ------------
 Net units issued (redeemed) during the period................       (112,011)       (66,736)
                                                                =============   ============



                                                                            MFS(R)                     Multimanager
                                                                       Utilities Series             Aggressive Equity
                                                               -------------------------------- --------------------------
                                                                      2008            2007          2008          2007
                                                               ----------------- -------------- ------------ -------------
From operations:
 Net investment income (loss).................................   $     25,735      $   13,403    $      342    $    --
 Net realized gain (loss).....................................        125,476         421,790        (7,354)        74
 Net change in unrealized appreciation (depreciation).........     (1,160,790)        103,045       (38,664)     1,222
                                                                 ------------      ----------    ----------    -------
 Net increase/(decrease) in net assets from operations........     (1,009,579)        538,238       (45,676)     1,296
                                                                 ------------      ----------    ----------    -------
Contract transactions:
 Payments received from contract owners.......................        251,373         356,599        74,127     33,670
 Transfers between subaccounts, net...........................        241,982        (113,183)       20,277      5,746
 Transfers for contract benefits and terminations.............       (669,487)       (273,224)      (16,148)    (5,584)
                                                                 ------------      ----------    ----------    -------
Net increase/(decrease) from contract transactions............       (176,132)        (29,808)       78,256     33,832
                                                                 ------------      ----------    ----------    -------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             (3)              3            --         --
Net increase (decrease) in net assets.........................     (1,185,714)        508,433        32,580     35,128
Net assets beginning of period................................      2,421,793       1,913,360        42,477      7,349
                                                                 ------------      ----------    ----------    -------
Net assets end of period......................................   $  1,236,079      $2,421,793    $   75,057    $42,477
                                                                 ============      ==========    ==========    =======
 Units issued during the period...............................         30,339          27,064         1,263        346
 Units redeemed during the period.............................        (44,084)        (27,518)         (295)        (9)
                                                                 ------------      ----------    ----------    -------
 Net units issued (redeemed) during the period................        (13,745)           (454)          968        337
                                                                 ============      ==========    ==========    =======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       Multimanager
                                                                        Core Bond
                                                               ----------------------------
                                                                     2008          2007
                                                               --------------- ------------
From operations:
 Net investment income (loss).................................  $     460,255   $   3,672
 Net realized gain (loss).....................................        209,926        (269)
 Net change in unrealized appreciation (depreciation).........       (502,699)      4,500
                                                                -------------   ---------
 Net increase/(decrease) in net assets from operations........        167,482       7,903
                                                                -------------   ---------
Contract transactions:
 Payments received from contract owners.......................        307,906     162,353
 Transfers between subaccounts, net...........................     10,386,099      30,316
 Transfers for contract benefits and terminations.............     (1,100,084)    (22,593)
                                                                -------------   ---------
Net increase/(decrease) from contract transactions............      9,593,921     170,076
                                                                -------------   ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................             50          --
Net increase (decrease) in net assets.........................      9,761,453     177,979
Net assets beginning of period................................        199,709      21,730
                                                                -------------   ---------
Net assets end of period......................................  $   9,961,162   $ 199,709
                                                                =============   =========
 Units issued during the period...............................      1,001,432       1,554
 Units redeemed during the period.............................       (102,268)       (205)
                                                                -------------   ---------
 Net units issued (redeemed) during the period................        899,164       1,349
                                                                =============   =========



                                                                     Multimanager                Multimanager
                                                                      Health Care                 High Yield
                                                               ------------------------- ----------------------------
                                                                   2008         2007          2008           2007
                                                               ------------ ------------ -------------- -------------
From operations:
 Net investment income (loss).................................  $      --     $     --     $  203,195    $  142,908
 Net realized gain (loss).....................................     (7,916)       8,279        (68,009)         (704)
 Net change in unrealized appreciation (depreciation).........    (46,570)      (5,542)      (652,391)      (95,418)
                                                                ---------     --------     ----------    ----------
 Net increase/(decrease) in net assets from operations........    (54,486)       2,737       (517,205)       46,786
                                                                ---------     --------     ----------    ----------
Contract transactions:
 Payments received from contract owners.......................    123,000       54,354        668,138       644,835
 Transfers between subaccounts, net...........................     68,908       62,079        (84,500)       87,278
 Transfers for contract benefits and terminations.............    (27,742)      (8,980)      (274,827)     (301,954)
                                                                ---------     --------     ----------    ----------
Net increase/(decrease) from contract transactions............    164,166      107,453        308,811       430,159
                                                                ---------     --------     ----------    ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         --           --           (305)          305
Net increase (decrease) in net assets.........................    109,680      110,190       (208,699)      477,250
Net assets beginning of period................................    111,313        1,123      1,932,192     1,454,942
                                                                ---------     --------     ----------    ----------
Net assets end of period......................................  $ 220,993     $111,313     $1,723,493    $1,932,192
                                                                =========     ========     ==========    ==========
 Units issued during the period...............................      1,713          950         23,678        26,745
 Units redeemed during the period.............................       (360)        (169)       (19,643)      (22,679)
                                                                ---------     --------     ----------    ----------
 Net units issued (redeemed) during the period................      1,353          781          4,035         4,066
                                                                =========     ========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                      Multimanager
                                                                  International Equity
                                                               --------------------------
                                                                    2008         2007
                                                               ------------- ------------
From operations:
 Net investment income (loss).................................  $     8,809   $   1,584
 Net realized gain (loss).....................................        4,857      13,150
 Net change in unrealized appreciation (depreciation).........     (238,277)     (3,764)
                                                                -----------   ---------
 Net increase/(decrease) in net assets from operations........     (224,611)     10,970
                                                                -----------   ---------
Contract transactions:
 Payments received from contract owners.......................      385,305     216,280
 Transfers between subaccounts, net...........................       55,048      46,857
 Transfers for contract benefits and terminations.............      (73,219)    (30,963)
                                                                -----------   ---------
Net increase/(decrease) from contract transactions............      367,134     232,174
                                                                -----------   ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --          --
Net increase (decrease) in net assets.........................      142,523     243,144
Net assets beginning of period................................      251,011       7,867
                                                                -----------   ---------
Net assets end of period......................................  $   393,534   $ 251,011
                                                                ===========   =========
 Units issued during the period...............................        1,951         993
 Units redeemed during the period.............................          (78)        (77)
                                                                -----------   ---------
 Net units issued (redeemed) during the period................        1,873         916
                                                                ===========   =========



                                                                     Multimanager              Multimanager
                                                                Large Cap Core Equity        Large Cap Growth
                                                               ------------------------ --------------------------
                                                                   2008         2007         2008         2007
                                                               ------------ ----------- ------------- ------------
From operations:
 Net investment income (loss).................................  $      417   $    171    $        --   $      --
 Net realized gain (loss).....................................      (5,670)     2,605         (7,084)     16,891
 Net change in unrealized appreciation (depreciation).........     (22,870)    (2,756)      (111,041)    (11,795)
                                                                ----------   --------    -----------   ---------
 Net increase/(decrease) in net assets from operations........     (28,123)        20       (118,125)      5,096
                                                                ----------   --------    -----------   ---------
Contract transactions:
 Payments received from contract owners.......................      45,282     36,990        179,056     149,346
 Transfers between subaccounts, net...........................          54      6,467         21,925      25,307
 Transfers for contract benefits and terminations.............      (9,902)    (4,631)       (39,519)    (16,684)
                                                                ----------   --------    -----------   ---------
Net increase/(decrease) from contract transactions............      35,434     38,826        161,462     157,969
                                                                ----------   --------    -----------   ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................          --         --             --          --
Net increase (decrease) in net assets.........................       7,311     38,846         43,337     163,065
Net assets beginning of period................................      42,998      4,152        171,315       8,250
                                                                ----------   --------    -----------   ---------
Net assets end of period......................................  $   50,309   $ 42,998    $   214,652   $ 171,315
                                                                ==========   ========    ===========   =========
 Units issued during the period...............................         308        239          1,593       1,064
 Units redeemed during the period.............................         (75)       (14)          (177)        (28)
                                                                ----------   --------    -----------   ---------
 Net units issued (redeemed) during the period................         233        225          1,416       1,036
                                                                ==========   ========    ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       Multimanager
                                                                     Large Cap Value
                                                               ----------------------------
                                                                     2008          2007
                                                               --------------- ------------
From operations:
 Net investment income (loss).................................  $     112,277   $   3,357
 Net realized gain (loss).....................................       (247,756)     30,346
 Net change in unrealized appreciation (depreciation).........     (2,433,139)    (36,506)
                                                                -------------   ---------
 Net increase/(decrease) in net assets from operations........     (2,568,618)     (2,803)
                                                                -------------   ---------
Contract transactions:
 Payments received from contract owners.......................        367,971     227,311
 Transfers between subaccounts, net...........................      7,731,522      89,776
 Transfers for contract benefits and terminations.............       (631,368)    (32,408)
                                                                -------------   ---------
Net increase/(decrease) from contract transactions............      7,468,125     284,679
                                                                -------------   ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           (158)        158
Net increase (decrease) in net assets.........................      4,899,349     282,034
Net assets beginning of period................................        320,557      38,523
                                                                -------------   ---------
Net assets end of period......................................  $   5,219,906   $ 320,557
                                                                =============   =========
 Units issued during the period...............................        901,047       1,598
 Units redeemed during the period.............................        (92,291)       (146)
                                                                -------------   ---------
 Net units issued (redeemed) during the period................        808,756       1,452
                                                                =============   =========



                                                                     Multimanager              Multimanager
                                                                    Mid Cap Growth             Mid Cap Value
                                                               ------------------------- -------------------------
                                                                   2008         2007         2008         2007
                                                               ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).................................  $      --    $      --    $   1,649    $      --
 Net realized gain (loss).....................................    (11,595)      10,242      (10,376)      10,865
 Net change in unrealized appreciation (depreciation).........    (74,724)      (9,087)     (87,902)     (16,055)
                                                                ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from operations........    (86,319)       1,155      (96,629)      (5,190)
                                                                ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contract owners.......................    141,967       88,054      231,527      110,205
 Transfers between subaccounts, net...........................      6,374       18,204       62,289       13,383
 Transfers for contract benefits and terminations.............    (27,985)     (10,042)     (35,235)     (14,559)
                                                                ---------    ---------    ---------    ---------
Net increase/(decrease) from contract transactions............    120,356       96,216      258,581      109,029
                                                                ---------    ---------    ---------    ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         --           --           --           --
Net increase (decrease) in net assets.........................     34,037       97,371      161,952      103,839
Net assets beginning of period................................    102,304        4,933      119,053       15,214
                                                                ---------    ---------    ---------    ---------
Net assets end of period......................................  $ 136,341    $ 102,304    $ 281,005    $ 119,053
                                                                =========    =========    =========    =========
 Units issued during the period...............................        855          557        2,352        1,003
 Units redeemed during the period.............................       (168)         (79)        (207)        (308)
                                                                ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period................        687          478        2,145          695
                                                                =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                        Multimanager
                                                                      Small Cap Growth
                                                               -------------------------------
                                                                     2008         2007 (c )
                                                               --------------- ---------------
From operations:
 Net investment income (loss).................................  $     (43,830)  $    (74,504)
 Net realized gain (loss).....................................       (151,990)     2,673,076
 Net change in unrealized appreciation (depreciation).........     (6,825,859)    (2,030,085)
                                                                -------------   ------------
 Net increase/(decrease) in net assets from operations........     (7,021,679)       568,487
                                                                -------------   ------------
Contract transactions:
 Payments received from contract owners.......................      2,002,751      2,151,837
 Transfers between subaccounts, net...........................       (886,349)      (375,768)
 Transfers for contract benefits and terminations.............     (2,080,062)    (2,715,383)
                                                                -------------   ------------
Net increase/(decrease) from contract transactions............       (963,660)      (939,314)
                                                                -------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           (278)           278
Net increase (decrease) in net assets.........................     (7,985,617)      (370,549)
Net assets beginning of period................................     17,055,382     17,425,931
                                                                -------------   ------------
Net assets end of period......................................  $   9,069,765   $ 17,055,382
                                                                =============   ============
 Units issued during the period...............................        175,625        152,651
 Units redeemed during the period.............................       (278,064)      (221,727)
                                                                -------------   ------------
 Net units issued (redeemed) during the period................       (102,439)       (69,076)
                                                                =============   ============



                                                                     Multimanager               Multimanager
                                                                    Small Cap Value              Technology
                                                               ------------------------- --------------------------
                                                                   2008         2007          2008         2007
                                                               ------------ ------------ ------------- ------------
From operations:
 Net investment income (loss).................................  $     407    $     354    $        --   $      --
 Net realized gain (loss).....................................     (1,716)       7,665             59         445
 Net change in unrealized appreciation (depreciation).........    (55,598)     (20,031)      (171,240)      6,838
                                                                ---------    ---------    -----------   ---------
 Net increase/(decrease) in net assets from operations........    (56,907)     (12,012)      (171,181)      7,283
                                                                ---------    ---------    -----------   ---------
Contract transactions:
 Payments received from contract owners.......................     82,985       77,863        262,392     104,762
 Transfers between subaccounts, net...........................      9,920       43,795         69,686      70,994
 Transfers for contract benefits and terminations.............    (21,734)     (11,755)       (54,646)    (15,613)
                                                                ---------    ---------    -----------   ---------
Net increase/(decrease) from contract transactions............     71,171      109,903        277,432     160,143
                                                                ---------    ---------    -----------   ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................         --           --             --          --
Net increase (decrease) in net assets.........................     14,264       97,891        106,251     167,426
Net assets beginning of period................................    101,601        3,710        171,859       4,433
                                                                ---------    ---------    -----------   ---------
Net assets end of period......................................  $ 115,865    $ 101,601    $   278,110   $ 171,859
                                                                =========    =========    ===========   =========
 Units issued during the period...............................        443          497          1,773         787
 Units redeemed during the period.............................        (34)         (23)          (147)        (21)
                                                                ---------    ---------    -----------   ---------
 Net units issued (redeemed) during the period................        409          474          1,626         766
                                                                =========    =========    ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                        Oppenheimer
                                                                 Global Securities Fund/VA
                                                               -----------------------------
                                                                    2008           2007
                                                               -------------- --------------
From operations:
 Net investment income (loss).................................   $   15,933     $   15,555
 Net realized gain (loss).....................................       75,132        223,931
 Net change in unrealized appreciation (depreciation).........     (953,106)      (134,137)
                                                                 ----------     ----------
 Net increase/(decrease) in net assets from operations........     (862,041)       105,349
                                                                 ----------     ----------
Contract transactions:
 Payments received from contract owners.......................      417,446        468,780
 Transfers between subaccounts, net...........................      (75,781)       (57,676)
 Transfers for contract benefits and terminations.............     (277,126)      (313,433)
                                                                 ----------     ----------
Net increase/(decrease) from contract transactions............       64,539         97,671
                                                                 ----------     ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --              1
Net increase (decrease) in net assets.........................     (797,502)       203,021
Net assets beginning of period................................    2,084,731      1,881,710
                                                                 ----------     ----------
Net assets end of period......................................   $1,287,229     $2,084,731
                                                                 ==========     ==========
 Units issued during the period...............................       29,155         24,965
 Units redeemed during the period.............................      (25,368)       (20,485)
                                                                 ----------     ----------
 Net units issued (redeemed) during the period................        3,787          4,480
                                                                 ==========     ==========



                                                                           PIMCO                         PIMCO
                                                                  Global Bond (Unhedged)     StocksPLUS Growth and Income
                                                               ----------------------------- -----------------------------
                                                                    2008           2007            2008           2007
                                                               -------------- -------------- --------------- -------------
From operations:
 Net investment income (loss).................................   $   92,006     $   68,992    $     265,735   $  342,479
 Net realized gain (loss).....................................      (22,099)        (5,488)          11,750      278,998
 Net change in unrealized appreciation (depreciation).........     (132,550)       177,202       (2,295,774)    (329,274)
                                                                 ----------     ----------    -------------   ----------
 Net increase/(decrease) in net assets from operations........      (62,643)       240,706       (2,018,289)     292,203
                                                                 ----------     ----------    -------------   ----------
Contract transactions:
 Payments received from contract owners.......................      472,361        470,215          625,403      699,837
 Transfers between subaccounts, net...........................      181,953        (22,726)        (150,809)    (132,612)
 Transfers for contract benefits and terminations.............     (428,909)      (382,072)        (467,009)    (545,039)
                                                                 ----------     ----------    -------------   ----------
Net increase/(decrease) from contract transactions............      225,405         65,417            7,585       22,186
                                                                 ----------     ----------    -------------   ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................       (2,176)         2,176               38           12
Net increase (decrease) in net assets.........................      160,586        308,299       (2,010,666)     314,401
Net assets beginning of period................................    2,803,094      2,494,795        4,744,744    4,430,343
                                                                 ----------     ----------    -------------   ----------
Net assets end of period......................................   $2,963,680     $2,803,094    $   2,734,078   $4,744,744
                                                                 ==========     ==========    =============   ==========
 Units issued during the period...............................       60,760         40,604           53,832       52,926
 Units redeemed during the period.............................      (47,888)       (35,970)         (51,366)     (51,448)
                                                                 ----------     ----------    -------------   ----------
 Net units issued (redeemed) during the period................       12,872          4,634            2,466        1,478
                                                                 ==========     ==========    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     The Universal
                                                               Institutional Funds, Inc.
                                                                 Emerging Markets Debt
                                                               --------------------------
                                                                    2008         2007
                                                               ------------- ------------
From operations:
 Net investment income (loss).................................  $    33,437   $  32,498
 Net realized gain (loss).....................................       10,565      12,778
 Net change in unrealized appreciation (depreciation).........     (111,366)    (17,503)
                                                                -----------   ---------
 Net increase/(decrease) in net assets from operations........      (67,364)     27,773
                                                                -----------   ---------
Contract transactions:
 Payments received from contract owners.......................       34,141      32,156
 Transfers between subaccounts, net...........................      (46,207)    (19,784)
 Transfers for contract benefits and terminations.............      (31,086)    (10,394)
                                                                -----------   ---------
Net increase/(decrease) from contract transactions............      (43,152)      1,978
                                                                -----------   ---------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --          --
Net increase (decrease) in net assets.........................     (110,516)     29,751
Net assets beginning of period................................      491,434     461,683
                                                                -----------   ---------
Net assets end of period......................................  $   380,918   $ 491,434
                                                                ===========   =========
 Units issued during the period...............................        4,424       2,124
 Units redeemed during the period.............................       (6,682)     (2,145)
                                                                -----------   ---------
 Net units issued (redeemed) during the period................       (2,258)        (21)
                                                                ===========   =========



                                                                The Universal Institutional
                                                                        Funds, Inc.              Van Eck Worldwide
                                                                    Global Value Equity                 Bond
                                                               ----------------------------- --------------------------
                                                                    2008           2007          2008          2007
                                                               -------------- -------------- ------------ -------------
From operations:
 Net investment income (loss).................................   $   38,766     $   35,992    $   5,235    $    16,942
 Net realized gain (loss).....................................      103,553        378,298        4,644           (561)
 Net change in unrealized appreciation (depreciation).........     (861,709)      (239,611)      (9,553)         4,952
                                                                 ----------     ----------    ---------    -----------
 Net increase/(decrease) in net assets from operations........     (719,390)       174,679          326         21,333
                                                                 ----------     ----------    ---------    -----------
Contract transactions:
 Payments received from contract owners.......................      110,410        146,622       25,199          8,173
 Transfers between subaccounts, net...........................      119,045         67,542      133,813        (59,169)
 Transfers for contract benefits and terminations.............     (237,198)      (211,753)     (67,574)      (135,288)
                                                                 ----------     ----------    ---------    -----------
Net increase/(decrease) from contract transactions............       (7,743)         2,411       91,438       (186,284)
                                                                 ----------     ----------    ---------    -----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................           --             --           --             --
Net increase (decrease) in net assets.........................     (727,133)       177,090       91,764       (164,951)
Net assets beginning of period................................    1,896,443      1,719,353      130,247        295,198
                                                                 ----------     ----------    ---------    -----------
Net assets end of period......................................   $1,169,310     $1,896,443    $ 222,011    $   130,247
                                                                 ==========     ==========    =========    ===========
 Units issued during the period...............................       49,452         69,735       13,667         11,790
 Units redeemed during the period.............................      (45,900)       (65,539)      (8,893)       (22,791)
                                                                 ----------     ----------    ---------    -----------
 Net units issued (redeemed) during the period................        3,552          4,196        4,774        (11,001)
                                                                 ==========     ==========    =========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     Van Eck Worldwide               Van Eck Worldwide
                                                                      Emerging Markets                  Hard Assets
                                                               ------------------------------ -------------------------------
                                                                     2008           2007            2008            2007
                                                               --------------- -------------- ---------------- --------------
From operations:
 Net investment income (loss).................................  $         --     $    7,652      $   3,206       $   (4,931)
 Net realized gain (loss).....................................      (887,622)     1,531,843         (3,037)         532,576
 Net change in unrealized appreciation (depreciation).........    (2,697,062)        13,930       (483,238)         120,536
                                                                ------------     ----------      -----------     ----------
 Net increase/(decrease) in net assets from operations........    (3,584,684)     1,553,425       (483,069)         648,181
                                                                ------------     ----------      -----------     ----------
Contract transactions:
 Payments received from contract owners.......................       106,753        205,385         80,371           85,998
 Transfers between subaccounts, net...........................      (217,816)      (629,110)      (171,378)        (340,469)
 Transfers for contract benefits and terminations.............    (1,056,233)      (244,107)      (368,250)        (592,865)
                                                                ------------     ----------      -----------     ----------
Net increase/(decrease) from contract transactions............    (1,167,296)      (687,832)      (459,257)        (847,336)
                                                                ------------     ----------      -----------     ----------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L................................            --             --             (5)               5
Net increase (decrease) in net assets.........................    (4,751,980)       885,593       (942,331)        (199,150)
Net assets beginning of period................................     5,821,476      4,935,883      1,238,172        1,437,322
                                                                ------------     ----------      -----------     ----------
Net assets end of period......................................  $  1,069,496     $5,821,476      $ 295,841       $1,238,172
                                                                ============     ==========      ===========     ==========
 Units issued during the period...............................        31,386         51,465         12,043           34,095
 Units redeemed during the period.............................      (141,376)       (89,838)       (26,447)         (51,857)
                                                                ------------     ----------      -----------     ----------
 Net units issued (redeemed) during the period................      (109,990)       (38,373)       (14,404)         (17,762)
                                                                ============     ==========      ===========     ==========

-------
(a) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 6)
(b) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007. (See Note 6)
(c) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 6)
(d) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 6)
(e) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 6)
(f) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 6)
(g) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 6)
(h) EQ/Van Kampen Real Estate was substituted for Van Kampen UIF U.S. Real Estate on August 17, 2007. (See Note 6)
(i) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 6)
(j) Fidelity VIP Contrafund was substituted for UIF Equity Growth on August 17, 2007. (See Note 6)
(k) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007. (See Note 6)
(l) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 6)
(m) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 6)
(n) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 6)
(o) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 6)
(p) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 6)
(q) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 6)
(r) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 6)
(s) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Income on November 16, 2007. (See Note 6)
(t) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 6)

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(u) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 6)
(v) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 6)
(w) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 6)
(x) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 6)
(y)  Units were made available for sale on April 27, 2007.
(z)  Units were made available for sale on August 17, 2007.


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

December 31, 2008


1.  Organization and Business

    MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

    The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive LifeSM Legacy), and Survivorship Variable Universal Life (collectively the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly- owned subsidiary of MONY.

    There are ninety-two MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products
    (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust").

    Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be charged with liabilities arising out of other business MONY America may conduct.

    The Variable Account consists of the following variable investment options:

    o AIM V.I. Financial Services
    o AIM V.I. Global Health Care
    o AIM V.I. Technology
    o All Asset Allocation
    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o Dreyfus Stock Index Fund, Inc.
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Bond Index
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/Government Securities
    o EQ/International Core PLUS(6)
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(7)
    o EQ/Large Cap Growth Index(1)
    o EQ/Large Cap Growth PLUS(8)
    o EQ/Large Cap Value Index(5)
    o EQ/Large Cap Value PLUS(3)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(4)
    o EQ/Mid Cap Value PLUS(9)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(2)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


1.  Organization and Business (Continued)

    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Fidelity VIP Asset Manager
    o Fidelity VIP Contrafund(R)
    o Fidelity VIP Growth and Income
    o Franklin Income Securities
    o Franklin Rising Dividends Securities
    o Franklin Zero Coupon 2010
    o Janus Aspen Series Balanced
    o Janus Aspen Series Forty
    o Janus Aspen Series International Growth
    o Janus Aspen Series Mid Cap Growth
    o Janus Aspen Series Mid Cap Value
    o Janus Aspen Series Worldwide Growth
    o MFS(R) Utilities Series
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Oppenheimer Global Securities Fund/VA
    o PIMCO Global Bond (Unhedged)
    o PIMCO StocksPLUS Growth and Income
    o The Universal Institutional Funds, Inc. Emerging Markets Debt
    o The Universal Institutional Funds, Inc. Global Value Equity
    o Van Eck Worldwide Bond
    o Van Eck Worldwide Emerging Markets
    o Van Eck Worldwide Hard Assets

    ----------
     (1) Formerly known as EQ/AllianceBernstein Large Cap Growth
     (2) Formerly known as EQ/AllianceBernstein Quality Bond
     (3) Formerly known as EQ/AllianceBernstein Value
     (4) Formerly known as EQ/FI Mid Cap
     (5) Formerly known as EQ/Legg Mason Value Equity
     (6) Formerly known as MarketPLUS International Core
     (7) Formerly known as MarketPLUS Large Cap Core
     (8) Formerly known as MarketPLUS Large Cap Growth
     (9) Formerly known as MarketPLUS Mid Cap Value

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


1.  Organization and Business (Concluded)

    Each of the variable investment options of the Variable Account bears indirectly exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Variable Account.

    Investments:

    The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

    Due to and Due From:

    Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

    Investment Transactions and Investment Income:

    Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

    Contract Payments and Transfers:

    Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

    Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the contractowner accounts allocated to that variable investment option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Taxes:

    The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3.  Fair Value Disclosures:

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each variable investment option of the Variable Account are classified as Level 1. As described in Note 1 to the financial statements, the Variable Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4.  Related Party Transactions

    Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

    The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each subaccount ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the contractowners request a full or partial surrender. These deductions are treated as contractowner redemptions by the Variable Account.

    Investment Manager and Advisors:

    The Variable Account assets of each variable investment option are invested in shares of the corresponding mutual fund portfolios of the EQAT and VIP Trusts. Shares are offered by the trust at net asset value. Shares which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (here in, the "Rule 12b-1") adopted by EQAT and VIP Trusts. Rule 12b-1 provides that the EQAT and VIP Trusts, on behalf of each variable portfolio may charge a maximum annual distribution and/or service 12b-1 fee of 0.50% of the average daily net assets of the portfolio attributable to its Class B shares in respect to the activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Funds and the total returns of the investment options, but are not included in the expense or expense ratios of the investment options.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


4.  Related Party Transactions (Concluded)

    AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.40% of the average daily net assets of the portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Large Cap Value PLUS, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

    Contract Distribution and Principal Underwriter:

    AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Life Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


5.  Investment Transactions

    Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2008 were as follows:



                                                                                                Proceeds from
          MONY America Variable Account L Subaccounts:             Cost of Shares Acquired     Shares Redeemed
---------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Financial Services....................................          $    89,012             $    67,394
AIM V.I. Global Health Care....................................              275,110                 214,376
AIM V.I. Technology............................................               23,830                  68,161
All Asset Allocation...........................................           14,913,998              17,442,651
AXA Aggressive Allocation......................................            6,626,445                 472,222
AXA Conservative Allocation....................................            1,009,636                 228,337
AXA Conservative-Plus Allocation...............................            1,697,011                 401,137
AXA Moderate Allocation........................................            8,222,690                 435,406
AXA Moderate-Plus Allocation...................................           20,659,828               1,002,704
Dreyfus Stock Index Fund, Inc..................................            5,096,991              16,557,307
EQ/AllianceBernstein Common Stock..............................            1,020,130                 225,926
EQ/AllianceBernstein Intermediate Government Securities........              180,386                  26,943
EQ/AllianceBernstein International.............................            4,240,983               1,054,712
EQ/AllianceBernstein Small Cap Growth..........................              804,542                 427,247
EQ/Ariel Appreciation II.......................................               35,619                   1,528
EQ/AXA Rosenberg Value Long/Short Equity.......................               38,705                  15,691
EQ/BlackRock Basic Value Equity................................              697,434                 179,342
EQ/BlackRock International Value...............................            1,529,002               3,757,949
EQ/Bond Index..................................................           12,100,134               2,390,374
EQ/Boston Advisors Equity Income...............................            4,095,097              13,107,958
EQ/Calvert Socially Responsible................................              327,534                 372,106
EQ/Capital Guardian Growth.....................................              384,280               6,971,572
EQ/Capital Guardian Research...................................              949,387               1,286,836
EQ/Caywood-Scholl High Yield Bond..............................            2,243,791               2,616,608
EQ/Equity 500 Index............................................            1,312,521                  78,937
EQ/Evergreen International Bond................................              590,438                 123,199
EQ/Evergreen Omega.............................................               53,711                  14,330
EQ/GAMCO Mergers and Acquisitions..............................              126,127                  40,605
EQ/GAMCO Small Company Value...................................           11,503,060              16,254,258
EQ/Government Securities.......................................            2,961,143               5,378,524
EQ/International Core PLUS.....................................              212,584                  15,799
EQ/International Growth........................................            3,494,566               4,384,761
EQ/JPMorgan Core Bond..........................................            3,690,000              26,798,794
EQ/JPMorgan Value Opportunities................................              114,091                  11,155
EQ/Large Cap Core PLUS.........................................               27,908                     646
EQ/Large Cap Growth Index......................................              207,749                   7,746
EQ/Large Cap Growth PLUS.......................................              246,610                  64,325
EQ/Large Cap Value Index.......................................              100,501                  12,172
EQ/Large Cap Value PLUS........................................            1,477,153               3,368,458
EQ/Long Term Bond..............................................            2,148,915               2,077,680
EQ/Lord Abbett Growth and Income...............................            1,402,221               1,388,678
EQ/Lord Abbett Large Cap Core..................................               78,144                   8,442
EQ/Lord Abbett Mid Cap Value...................................            2,553,482               4,610,179
EQ/Marsico Focus...............................................            2,634,009               2,410,677
EQ/Mid Cap Index...............................................            1,296,659                 688,265
EQ/Mid Cap Value PLUS..........................................              319,472                 101,813
EQ/Money Market................................................           37,321,140              42,648,266
EQ/Montag & Caldwell Growth....................................            8,217,498              12,011,225
EQ/PIMCO Real Return...........................................            4,069,772               2,546,846
EQ/Quality Bond PLUS...........................................              385,110                  52,553

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


5.  Investment Transactions (Concluded)


                                                                                                      Proceeds from
             MONY America Variable Account L Subaccounts:                Cost of Shares Acquired     Shares Redeemed
---------------------------------------------------------------------   -------------------------   ----------------
EQ/Short Duration Bond...............................................          $   232,648             $   204,698
EQ/Small Company Index...............................................            1,329,605               2,100,949
EQ/T. Rowe Price Growth Stock........................................           10,947,229              10,734,361
EQ/UBS Growth and Income.............................................            3,234,363               4,369,789
EQ/Van Kampen Comstock...............................................               81,247                   4,901
EQ/Van Kampen Emerging Markets Equity................................            1,904,339                 318,222
EQ/Van Kampen Mid Cap Growth.........................................            2,150,060               3,037,741
EQ/Van Kampen Real Estate............................................            2,025,162               2,380,817
Fidelity VIP Asset Manager...........................................               85,347                 160,909
Fidelity VIP Contrafund(R)...........................................            8,169,788              11,094,822
Fidelity VIP Growth and Income.......................................              331,725               1,055,518
Franklin Income Securities...........................................            3,959,037               5,365,681
Franklin Rising Dividends Securities.................................              145,310                 113,095
Franklin Zero Coupon 2010............................................               54,363                  36,212
Janus Aspen Series Balanced..........................................            2,391,291               2,216,306
Janus Aspen Series Forty.............................................            4,981,092               6,670,278
Janus Aspen Series International Growth..............................            3,605,684               4,501,931
Janus Aspen Series Mid Cap Growth....................................            3,529,635               3,502,075
Janus Aspen Series Mid Cap Value.....................................              418,144               1,601,543
Janus Aspen Series Worldwide Growth..................................            2,502,535               3,284,942
MFS(R) Utilities Series..............................................            1,149,888                 985,089
Multimanager Aggressive Equity.......................................               98,747                  20,150
Multimanager Core Bond...............................................           11,394,531               1,077,368
Multimanager Health Care.............................................              209,908                  43,648
Multimanager High Yield..............................................              852,692                 340,991
Multimanager International Equity....................................              399,716                  16,443
Multimanager Large Cap Core Equity...................................               44,052                   8,065
Multimanager Large Cap Growth........................................              184,221                  22,724
Multimanager Large Cap Value.........................................            8,252,327                 654,461
Multimanager Mid Cap Growth..........................................              146,692                  24,587
Multimanager Mid Cap Value...........................................              286,649                  23,254
Multimanager Small Cap Growth........................................            2,485,668               3,440,997
Multimanager Small Cap Value.........................................               78,443                   6,295
Multimanager Technology..............................................              305,046                  27,614
Oppenheimer Global Securities Fund/VA................................              623,419                 425,147
PIMCO Global Bond (Unhedged).........................................            1,075,586                 760,351
PIMCO StocksPLUS Growth and Income...................................              918,170                 644,812
The Universal Institutional Funds, Inc. Emerging Markets Debt........              137,377                 127,795
The Universal Institutional Funds, Inc. Global Value Equity..........            1,063,224                 572,428
Van Eck Worldwide Bond...............................................              254,027                 157,354
Van Eck Worldwide Emerging Markets...................................            2,543,415               1,679,500
Van Eck Worldwide Hard Assets........................................              742,704               1,023,229

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Variable Account. For accounting purposes, these transactions were considered tax-free exchanges.
    * denotes Reorganization Transaction + denotes Substitution Transaction

    There were no portfolio substitutions or reorganizations in 2008.



------------------------------------------------------------------------------------------------------------------
 November 16, 2007                       Removed Portfolio           Class       Surviving Portfolio     Class
------------------------------------------------------------------------------------------------------------------
                                                                                 EQ/BlackRock
                                         AIM V. I. Basic Value+      Series 1   Basic Value Equity+      B
------------------------------------------------------------------------------------------------------------------
Shares                                       61,874                                  48,649
Value                                   $     13.50                             $     17.17
Net assets before merger                $   835,303                             $        --
Net assets after merger                 $        --                             $   835,303
------------------------------------------------------------------------------------------------------------------
                                         AIM V.I. MidCap
                                        Core Equity+                 Series 1    EQ/FI Mid Cap+          A
------------------------------------------------------------------------------------------------------------------
Shares                                       29,372                                 293,191
Value                                   $     14.65                             $     11.51
Net assets before merger                $   430,302                             $ 2,944,324
Net assets after merger                 $        --                             $ 3,374,626
------------------------------------------------------------------------------------------------------------------
                                         Alger American Balanced     0
                                        MFS Total Return            Initial
                                        T. Rowe Price Personal      *            Franklin Income
                                        Strategy Balanced+                      Securities+              2
------------------------------------------------------------------------------------------------------------------
Shares-Alger American Balanced              249,299                                      --
Shares-MFS Total Return                     201,059                                      --
Shares-T. Rowe Price Personal Strategy
Balanced                                    121,387                                      --
Shares-Franklin Income Securities                --                                 693,575
Value-Alger American Balanced           $     14.47                                      --
Value-MFS Total Return                  $     21.63                                      --
Value-T. Rowe Price Personal Strategy
Balanced                                $     20.51                                      --
Value-Franklin Income Securities        $        --                             $     17.17
Net assets before merger                $10,445,906                             $ 1,462,770
Net assets after merger                 $        --                             $11,908,676
------------------------------------------------------------------------------------------------------------------
                                         Alger American                          EQ/Van Kampen
                                        MidCap Growth+               0          Mid Cap Growth+          A
------------------------------------------------------------------------------------------------------------------
Shares                                      478,710                                 746,611
Value                                   $     22.44                             $     16.24
Net assets before merger                $10,742,247                             $ 1,382,721
Net assets after merger                 $        --                             $12,124,968
------------------------------------------------------------------------------------------------------------------
                                         Dreyfus IP Small                        EQ/Small
                                        Cap Stock Index+             Service    Company Index+           A
------------------------------------------------------------------------------------------------------------------
Shares                                      322,820                                 448,866
Value                                   $     17.77                             $     12.78
Net assets before merger                $ 5,736,512                             $        --
Net assets after merger                 $        --                             $ 5,736,512
------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


6. Substitutions/Reorganizations (Continued)


----------------------------------------------------------------------------------------------------------------------------
 November 16, 2007                        Removed Portfolio            Class           Surviving Portfolio         Class
----------------------------------------------------------------------------------------------------------------------------
                                          Fidelity VIP                 Initial &
                                          Growth Opportunities         Service         EQ/Capital
                                          Oppenheimer Main Street+     Service         Guardian Research+           A
----------------------------------------------------------------------------------------------------------------------------
Shares-Fidelity VIP Growth Opportunities
(Service Class)                                92,704                                           --
Shares-Fidelity VIP Growth Opportunities
(Initial Class)                                22,108                                           --
Shares-Oppenheimer Main Street                 27,268                                           --
Shares-EQ/Capital Guardian Research                --                                      219,715
Value-Fidelity VIP Growth Opportunities
(Service Class)                           $     21.55                                           --
Value-Fidelity VIP Growth Opportunities
(Initial Class)                           $     21.59                                           --
Value-Oppenheimer Main Street             $     25.18                                           --
Value-EQ/Capital Guardian Research                                                     $     14.39
Net assets before merger                  $ 3,161,696                                  $        --
Net assets after merger                   $        --                                  $ 3,161,696
----------------------------------------------------------------------------------------------------------------------------
                                          Janus Aspen Series
                                          Flexible Bond                Institutional
                                          UIF Core Plus Fixed          & Service
                                          Income+                      1                EQ/JPMorgan Core Bond+      A
----------------------------------------------------------------------------------------------------------------------------
Shares-Janus Aspen Series Flexible Bond-
Service Class                                  89,221                                           --
Shares-Janus Aspen Series Flexible Bond-
Institutional Class                           684,404                                           --
Shares-UIF Core Plus Fixed Income           1,218,827                                           --
Shares-EQ/JPMorgan Core Bond                                                             2,817,817
Value-Janus Flexible Bond-Service Class   $     12.26                                           --
Value-Janus Flexible Bond-Institutional
Shares                                    $     11.62                                           --
Value-UIF Core Plus Fixed Income          $     11.53                                           --
Value-EQ/JPMorgan Core Bond               $        --                                  $     11.30
Net assets before merger                  $23,099,705                                  $ 8,741,627
Net assets after merger                   $        --                                  $31,841,332
----------------------------------------------------------------------------------------------------------------------------
                                          Old Mutual Select Value      Insurance       EQ/AllianceBernstein
                                          UIF Value+                   1               Value+                       A
----------------------------------------------------------------------------------------------------------------------------
Shares-Old Mutual Select Value                 70,859                                           --
Shares-UIF Value                              806,089                                           --
Shares-EQ/AllianceBernstein Value                                                          784,574
Value-Old Mutual Select Value             $     18.27                                           --
Value-UIF Value                           $     13.49                                           --
Value-EQ/AllianceBernstein Value          $        --                                  $     15.51
Net asset before merger                   $12,168,737                                           --
Net assets after merger                   $        --                                  $12,168,737
----------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


6. Substitutions/Reorganizations (Continued)


----------------------------------------------------------------------------------------------------------------------------
 November 16, 2007         Removed Portfolio      Class    Surviving Portfolio      Class
----------------------------------------------------------------------------------------------------------------------------
                           T. Rowe Price                   EQ/Boston Advisors
                           Equity Income+          *       Equity Income+            A
----------------------------------------------------------------------------------------------------------------------------
Shares                         986,932                       3,467,450
Value                      $     24.98                     $      7.11
Net assets before merger   $24,653,572                              --
Net assets after merger    $        --                     $24,653,572
----------------------------------------------------------------------------------------------------------------------------
                           T. Rowe Price New               EQ/Capital Guardian
                           America Growth+         *       Growth+                   A
----------------------------------------------------------------------------------------------------------------------------
Shares                         328,285                         525,212
Value                      $     24.27                     $     15.17
Net assets before merger   $ 7,967,471                     $        --
Net assets after merger    $        --                     $ 7,967,471
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio              Class        Surviving Portfolio           Class
----------------------------------------------------------------------------------------------------------------------------
                                                                       EQ/AllianceBernstein
                           Dreyfus VIF Appreciation+      Initial      Common Stock+                  A
----------------------------------------------------------------------------------------------------------------------------
Shares                          11,230                                      24,020
Value                      $     43.29                                 $     20.24
Net assets before merger   $   486,161                                 $        --
Net assets after merger    $        --                                 $   486,161
----------------------------------------------------------------------------------------------------------------------------
                                                          Initial &                                  Initial &
                           Fidelity VIP Growth+           Service      Fidelity VIP Contrafund+      Service
----------------------------------------------------------------------------------------------------------------------------
Shares-Initial                  45,101                                     611,330
Shares-Service                 249,055                                     867,243
Value-Initial              $     39.71                                 $     33.03
Value-Service              $     39.57                                 $     32.91
Net assets before merger   $11,646,078                                 $37,087,097
Net assets after merger    $        --                                 $48,733,175
----------------------------------------------------------------------------------------------------------------------------
                                                                       EQ/Van Kampen
                           MFS Mid Cap Growth+            Initial      Mid Cap Growth+                A
----------------------------------------------------------------------------------------------------------------------------
Shares                         167,706                                      82,998
Value                      $      7.28                                 $     14.71
Net assets before merger   $ 1,220,898                                 $        --
Net assets after merger    $        --                                 $ 1,220,898
----------------------------------------------------------------------------------------------------------------------------
                                                                       EQ/AllianceBernstein
                           MFS New Discovery+             Initial      Small Cap Growth+              A
----------------------------------------------------------------------------------------------------------------------------
Shares                          45,816                                      44,011
Value                      $     17.07                                 $     17.77
Net assets before merger   $   782,083                                 $        --
Net assets after merger    $        --                                 $   782,083
----------------------------------------------------------------------------------------------------------------------------
                           UIF Equity Growth+             1            Fidelity VIP Contrafund+      Initial
----------------------------------------------------------------------------------------------------------------------------
Shares                           5,710                                     560,141
Value                      $     17.55                                 $     33.03
Net assets before merger   $   100,209                                 $18,401,245
Net assets after merger    $        --                                 $18,501,454
----------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


6. Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------------------------------
 August 17, 2007           Removed Portfolio             Class    Surviving Portfolio          Class
--------------------------------------------------------------------------------------------------------
                                                                  EQ/Van Kampen Real
                           UIF U.S. Real Estate+          1       Estate+                       A
--------------------------------------------------------------------------------------------------------
Shares                        373,000                                984,998
Value                      $    24.11                             $     9.13
Net assets before merger   $8,993,027                             $       --
Net assets after merger    $       --                             $8,993,027
--------------------------------------------------------------------------------------------------------
                           EQ/AllianceBernstein                   EQ/AllianceBernstein
                           Growth and Income*             B       Value*                        B
--------------------------------------------------------------------------------------------------------
Shares                         16,415                                 53,853
Value                      $    19.21                             $    16.27
Net assets before merger   $  315,330                             $  560,854
Net assets after merger    $       --                             $  876,184
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
 July 6, 2007              Removed Portfolio             Class    Surviving Portfolio          Class
--------------------------------------------------------------------------------------------------------
                           EQ/Capital Guardian U.S.               EQ/Capital Guardian
                           Equity*                       B        Research*                    B
--------------------------------------------------------------------------------------------------------
Shares                       2,239                                   2,795
Value                      $ 12.05                                $  15.08
Net assets before merger   $26,975                                $ 15,166
Net assets after merger    $    --                                $ 42,141
--------------------------------------------------------------------------------------------------------
                           EQ/Janus Large Cap                     EQ/T. Rowe Price Growth
                           Growth*                       B        Stock*                       B
--------------------------------------------------------------------------------------------------------
Shares                       1,423                                     881
Value                      $  7.62                                $  23.21
Net assets before merger   $10,844                                $  9,599
Net assets after merger    $    --                                $ 20,443
--------------------------------------------------------------------------------------------------------
                           EQ/Wells Fargo
                           Montgomery                             Multimanager Small Cap
                           Small Cap*                    B        Growth*                      B
--------------------------------------------------------------------------------------------------------
Shares                       5,402                                  10,037
Value                      $ 14.94                                $  10.65
Net assets before merger   $80,708                                $ 26,186
Net assets after merger    $    --                                $106,894
--------------------------------------------------------------------------------------------------------

    * The fund does not specify a share class.

    Effective April 30, 2007, Dreyfus VIF Small Company Stock was removed from the Variable Account as a variable investment option. Contract owners were notified prior to the removal of the variable investment option and were given the opportunity to reallocate amounts in Dreyfus VII Small Company Stock among the other variable investment options in the Variable Account. Any amounts remaining in the variable investment option on April 30, 2007 were defaulted to EQ/Money Market.


7.  Financial Highlights

    The Variable Life Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

    Financial highlights for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 are presented respectively in the same table. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7.  Financial Highlights (Continued)

    ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

    The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

    Contractowner Charges:

    There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

    The charges below are the current annual charges deducted from the net assets of the subaccounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

    Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the subaccounts, and ranges from a low of 0% to a high of 0.75%. The Incentive Life Legacy and MONY Corporate Sponsored Variable Universal Life are deducted from the fund value.

    Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

    Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

    Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

    Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner.

    Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

    Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

    Medical Underwriting Charge: The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

    Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis.

    Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

    Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

    Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7.  Financial Highlights (Continued)


                                                                                   At December 31,
                                                       ------------------------------------------------------------------------
                                                                                        Units
                                                                                     Outstanding
                                                       ------------------------------------------------------------------------
                                                           2008           2007           2006           2005           2004
                                                       ------------   ------------   ------------   ------------   ------------
AIM V.I. Financial Services...........................     25,596         25,386         24,344         24,885         22,484
AIM V.I. Global Health Care...........................     50,599         57,410         57,268         56,716         48,255
AIM V.I. Technology...................................     12,600         17,425         16,469         16,815         11,137
All Asset Allocation (e)..............................  4,220,622      4,557,493      4,911,337      5,284,500      5,509,579
AXA Aggressive Allocation (t).........................    110,148         47,874          1,604             --             --
AXA Conservative Allocation(t)........................     30,961          1,251              7             --             --
AXA Conservative-Plus Allocation (t)..................     32,872         12,493             54             --             --
AXA Moderate Allocation (t)...........................    253,104         74,700          1,805             --             --
AXA Moderate-Plus Allocation (t)......................    479,102        176,828          4,162             --             --
Dreyfus Stock Index Fund, Inc.........................  3,395,551      4,239,431      5,170,800      4,991,017      5,287,785
EQ/AllianceBernstein Common Stock (t) (x).............     31,699         30,314            594             --             --
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................      1,935            614             --             --             --
EQ/AllianceBernstein International (r) (t)............    311,841        196,408        434,580             --             --
EQ/AllianceBernstein Small Cap Growth (t) (y).........     54,133         55,464             50             --             --
EQ/Ariel Appreciation II (t)..........................        511            148              2             --             --
EQ/AXA Rosenberg Value Long/Short Equity (as).........        361            151             --             --             --
EQ/BlackRock Basic Value Equity (t) (af)..............     64,235         56,733             50             --             --
EQ/BlackRock International Value (j) (t)..............    406,057        592,484        631,868             --             --
EQ/Bond Index.........................................    871,160        313,108        451,053        524,306        881,866
EQ/Boston Advisors Equity Income (a) (ag).............  1,428,805      2,046,743        816,030        793,136        640,936
EQ/Calvert Socially Responsible (c) (i)...............    214,648        222,571        221,898         25,267             --
EQ/Capital Guardian Growth (t) (ah)...................     25,897        580,146            236             --             --
EQ/Capital Guardian Research (d) (v) (ai) (aj)........    367,531        438,622        180,664        186,997             --
EQ/Caywood-Scholl High Yield Bond.....................    533,707        600,210        660,054        771,737        908,434
EQ/Equity 500 Index (t)...............................     19,703          7,835            330             --             --
EQ/Evergreen International Bond (t)...................      4,191            868             96             --             --
EQ/Evergreen Omega (t)................................        657            238              1             --             --
EQ/GAMCO Mergers and Acquisitions.....................      2,076          1,448            167             --             --
EQ/GAMCO Small Company Value..........................  2,103,985      2,332,537      2,561,256      2,734,826      2,843,564
EQ/Government Securities..............................    631,215        815,305        905,605      1,047,706      1,092,052
EQ/International Core PLUS (t)........................      1,988            615             15             --             --
EQ/International Growth...............................  1,155,158      1,259,597      1,270,605      1,214,713      1,215,729
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............    675,319      2,395,611      1,045,020             --             --
EQ/JPMorgan Value Opportunities (t)...................      1,232            393             15             --             --
EQ/Large Cap Core PLUS (t)............................        431            123              6             --             --
EQ/Large Cap Growth Index (t).........................      3,981          1,151             21             --             --
EQ/Large Cap Growth PLUS (t)..........................      1,780            640             34             --             --
EQ/Large Cap Value Index (t)..........................      1,861            710             88             --             --
EQ/Large Cap Value PLUS (t) (z) (ae)..................    496,854        691,063            616             --             --
EQ/Long Term Bond.....................................    491,855        524,081        637,727        677,355      1,003,294
EQ/Lord Abbett Growth and Income (l) (t)..............    492,785        508,655        494,366             --             --
EQ/Lord Abbett Large Cap Core (t).....................        857            252             13             --             --
EQ/Lord Abbett Mid Cap Value (m) (t)..................    651,923        893,167        937,433             --             --
EQ/Marsico Focus (b) (f)..............................    886,553        957,530      1,050,337      1,088,339             --
EQ/Mid Cap Index (n) (t) (ak).........................    201,024        199,167        172,176             --             --
EQ/Mid Cap Value PLUS (t).............................      2,679          1,590            162             --             --
EQ/Money Market (g) (q)...............................  3,915,407      4,660,253      5,079,812      3,862,670             --
EQ/Montag & Caldwell Growth (h).......................  4,583,153      4,939,826      5,252,258      5,534,304      5,380,978
EQ/PIMCO Real Return..................................    351,371        309,572        673,529      1,398,700      2,719,913
EQ/Quality Bond PLUS(t)...............................      3,649            808             25             --             --
EQ/Short Duration Bond (p)............................     43,657         46,799        211,419         19,264         11,608
EQ/Small Company Index (t) (an).......................    353,160        562,134            193             --             --
EQ/T. Rowe Price Growth Stock (u).....................  2,912,759      2,872,427      3,151,474      3,551,201      3,655,546
EQ/UBS Growth and Income..............................  1,457,557      1,578,496      1,671,667      1,750,657      1,719,600

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)


                                                                                        At December 31,
                                                                ----------------------------------------------------------------
                                                                                             Units
                                                                                          Outstanding
                                                                ----------------------------------------------------------------
                                                                    2008         2007         2006         2005         2004
                                                                ------------ ------------ ------------ ------------ ------------
EQ/Van Kampen Comstock (t).....................................      1,251          501           56           --           --
EQ/Van Kampen Emerging Markets Equity (t) (s)..................     55,479       48,048       43,675           --           --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao).....................    714,513      796,240           11           --           --
EQ/Van Kampen Real Estate (ab) (at)............................    288,004      331,584           --           --           --
Fidelity VIP Asset Manager.....................................      4,295       14,985       12,798       15,149      423,053
Fidelity VIP Contrafund(R) (ac) (ad)...........................  2,598,682    2,888,470    2,328,768    2,355,687    1,993,257
Fidelity VIP Growth and Income.................................     49,124      146,987       97,655      110,223      926,910
Franklin Income Securities (ap) (aq) (ar)......................    629,033      868,311       91,299       81,801       28,819
Franklin Rising Dividends Securities...........................     41,255       39,654       40,481       31,384       19,473
Franklin Zero Coupon 2010......................................     10,542        9,493        9,020        7,726        3,856
Janus Aspen Series Balanced....................................    579,791      625,165      645,782      654,547      618,943
Janus Aspen Series Forty.......................................  1,768,231    1,929,057    2,127,930    2,185,203    1,556,906
Janus Aspen Series International Growth........................    389,552      555,876      651,565      625,261      430,237
Janus Aspen Series Mid Cap Growth..............................  1,645,010    1,776,494    2,083,663    2,224,752    2,014,622
Janus Aspen Series Mid Cap Value...............................    103,502      208,859      153,489      170,022      158,728
Janus Aspen Series Worldwide Growth............................  1,561,988    1,673,999    1,740,735    1,851,821    2,478,108
MFS(R) Utilities Series........................................     66,328       80,073       80,528       68,386       42,638
Multimanager Aggressive Equity (t).............................      1,387          418           81           --           --
Multimanager Core Bond (t).....................................    900,691        1,527          178           --           --
Multimanager Health Care (t)...................................      2,143          790            9           --           --
Multimanager High Yield (k) (t)................................    102,664       98,629       94,562           --           --
Multimanager International Equity (t)..........................      2,823          950           34           --           --
Multimanager Large Cap Core Equity (t).........................        483          250           25           --           --
Multimanager Large Cap Growth (t)..............................      2,512        1,096           59           --           --
Multimanager Large Cap Value (t)...............................    810,414        1,658          206           --           --
Multimanager Mid Cap Growth (t)................................      1,192          505           27           --           --
Multimanager Mid Cap Value (t).................................      2,942          798          103           --           --
Multimanager Small Cap Growth (w)..............................    924,600    1,027,039    1,096,115    1,135,402    1,115,750
Multimanager Small Cap Value (t)...............................        899          490           16           --           --
Multimanager Technology (t)....................................      2,416          790           24           --           --
Oppenheimer Global Securities Fund/VA..........................    102,359       98,572       94,092       77,121       44,146
PIMCO Global Bond (Unhedged)...................................    190,619      177,748      173,114      158,504      144,303
PIMCO StocksPLUS Growth and Income.............................    315,089      312,622      311,144      295,358      252,393
The Universal Institutional Funds, Inc. Emerging Markets
Debt...........................................................     23,296       25,554       25,575       27,550       29,344
The Universal Institutional Funds, Inc. Global Value Equity        121,007      117,454      113,258      115,994       99,064
Van Eck Worldwide Bond.........................................     12,174        7,400       18,401       40,113       33,995
Van Eck Worldwide Emerging Markets.............................    119,925      229,915      268,288      297,777       77,227
Van Eck Worldwide Hard Assets..................................     11,478       25,882       43,644       78,517       43,129

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7.  Financial Highlights (Continued)


                                                                                At December 31,
                                                       ----------------------------------------------------------------
                                                                                   Unit Value
                                                                                Lowest to Highest
                                                       ----------------------------------------------------------------
                                                              2008                   2007                  2006
                                                       -------------------  ----------------------  -------------------
AIM V.I. Financial Services........................... $ 4.68 to $  4.73    $ 11.59 to  $ 11.65     $ 14.95 to $ 14.98
AIM V.I. Global Health Care...........................   9.94 to   10.63      13.97 to    14.90       12.53 to   13.32
AIM V.I. Technology...................................   5.87 to    7.73      10.61 to    13.92        9.89 to   12.93
All Asset Allocation (e)..............................   9.68 to   17.35      13.90 to    25.11       13.30 to   24.20
AXA Aggressive Allocation (t).........................   6.06 to  100.70      10.04 to   165.60                 155.98
AXA Conservative Allocation(t)........................   9.16 to  111.49      10.38 to   125.29                 118.42
AXA Conservative-Plus Allocation (t)..................   8.19 to  107.46      10.24 to   133.37                 126.43
AXA Moderate Allocation (t)...........................   7.68 to  110.24      10.24 to   145.96                 137.35
AXA Moderate-Plus Allocation (t)......................   6.88 to  107.26      10.17 to   157.21                 147.77
Dreyfus Stock Index Fund, Inc.........................   6.58 to   11.34      10.53 to    18.02       10.08 to   17.12
EQ/AllianceBernstein Common Stock (t) (x).............             65.14                 115.89                 111.99
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................            113.49                *149.27                     --
EQ/AllianceBernstein International (r) (t)............              8.28                  16.75                  14.96
EQ/AllianceBernstein Small Cap Growth (t) (y).........   7.63 to  113.82      13.80 to   205.66                 176.25
EQ/Ariel Appreciation II (t)..........................             70.25                 114.20                 115.56
EQ/AXA Rosenberg Value Long/Short Equity (as).........            106.12                 112.54                     --
EQ/BlackRock Basic Value Equity (t) (af)..............   9.64 to  177.01      15.25 to   279.01                 275.76
EQ/BlackRock International Value (j) (t)..............             11.29                  19.76                  17.89
EQ/Bond Index.........................................  16.95 to   18.76      16.06 to    17.91       15.06 to   16.92
EQ/Boston Advisors Equity Income (a) (ag).............   9.45 to   92.72      14.06 to   136.96       13.66 to  132.07
EQ/Calvert Socially Responsible (c) (i)...............   5.36 to   61.36       9.84 to   112.02        8.82 to   99.90
EQ/Capital Guardian Growth (t) (ah)...................             52.31                  87.78                  83.22
EQ/Capital Guardian Research (d) (v) (ai) (aj)........   7.66 to   89.78      12.75 to   148.80       11.60 to  146.37
EQ/Caywood-Scholl High Yield Bond.....................  14.74 to   18.07      18.22 to    22.50       17.72 to   22.06
EQ/Equity 500 Index (t)...............................             72.94                 116.38                 110.89
EQ/Evergreen International Bond (t)...................            117.74                 110.57                 101.15
EQ/Evergreen Omega (t)................................             78.25                 108.08                  97.08
EQ/GAMCO Mergers and Acquisitions.....................            105.99                 123.00                 118.92
EQ/GAMCO Small Company Value..........................  23.42 to   34.85      33.77 to    50.64       30.90 to   46.68
EQ/Government Securities..............................  15.88 to   17.32      15.35 to    16.87       14.39 to   15.93
EQ/International Core PLUS (t)........................             94.65                 171.65                 148.97
EQ/International Growth...............................   9.69 to   13.79      16.23 to    23.27       13.97 to   20.17
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............  12.66 to  116.70      13.91 to   128.15       13.51 to  124.29
EQ/JPMorgan Value Opportunities (t)...................            109.02                 181.02                 183.24
EQ/Large Cap Core PLUS (t)............................             73.01                 116.64                 112.28
EQ/Large Cap Growth Index (t).........................             56.63                  88.85                  77.95
EQ/Large Cap Growth PLUS (t)..........................            122.89                 198.96                 172.08
EQ/Large Cap Value Index (t)..........................             46.45                 107.28                 114.04
EQ/Large Cap Value PLUS (t) (z) (ae)..................   7.26 to   85.09      12.78 to   150.30                 157.30
EQ/Long Term Bond.....................................  19.21 to   24.07      18.24 to    23.04       16.95 to   21.56
EQ/Lord Abbett Growth and Income (l) (t)..............   9.24 to   82.28      14.59 to   129.70       14.11 to  125.34
EQ/Lord Abbett Large Cap Core (t).....................             91.75                 132.91                 120.09
EQ/Lord Abbett Mid Cap Value (m) (t)..................   9.55 to   77.64      15.66 to   127.19       15.59 to  126.46
EQ/Marsico Focus (b) (f)..............................   7.72 to  112.22      13.03 to   187.95       11.51 to  164.80
EQ/Mid Cap Index (n) (t) (ak).........................   8.66 to   76.78      17.09 to   151.40       15.84 to  140.14
EQ/Mid Cap Value PLUS (t).............................            119.04                 196.96                 200.16
EQ/Money Market (g) (q)...............................  11.10 to   11.38      10.92 to    11.12       10.48 to   10.59
EQ/Montag & Caldwell Growth (h).......................   6.74 to    7.16      10.12 to    10.67        8.44 to    8.83
EQ/PIMCO Real Return..................................  12.40 to   12.60      12.97 to    13.13       11.68 to   11.78
EQ/Quality Bond PLUS(t)...............................            143.26                 153.30                 146.64
EQ/Short Duration Bond (p)............................  10.88 to   14.54      11.14 to    14.80       10.61 to   14.02
EQ/Small Company Index (t) (an).......................  11.44 to  112.68      17.38 to   171.06                 174.25
EQ/T. Rowe Price Growth Stock (u).....................   8.03 to   13.70      13.89 to    23.88       12.96 to   22.44
EQ/UBS Growth and Income..............................   6.61 to   82.71      11.10 to   137.92       11.06 to  136.33



                                                                   At December 31,
                                                       ----------------------------------------
                                                                      Unit Value
                                                                   Lowest to Highest
                                                       ----------------------------------------
                                                             2005                  2004
                                                       -------------------  -------------------
AIM V.I. Financial Services........................... $ 12.87 to $ 12.88   $ 12.15 o $ 12.21
AIM V.I. Global Health Care...........................   11.95 to   12.66     11.09 to  11.70
AIM V.I. Technology...................................    8.98 to   11.70      8.82 to  11.45
All Asset Allocation (e)..............................   12.07 to   22.13     11.48 to  21.20
AXA Aggressive Allocation (t).........................                 --                  --
AXA Conservative Allocation(t)........................                 --                  --
AXA Conservative-Plus Allocation (t)..................                 --                  --
AXA Moderate Allocation (t)...........................                 --                  --
AXA Moderate-Plus Allocation (t)......................                 --                  --
Dreyfus Stock Index Fund, Inc.........................    8.79 to   14.82      8.46 to  14.16
EQ/AllianceBernstein Common Stock (t) (x).............                 --                  --
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................                 --                  --
EQ/AllianceBernstein International (r) (t)............                 --                  --
EQ/AllianceBernstein Small Cap Growth (t) (y).........                 --                  --
EQ/Ariel Appreciation II (t)..........................                 --                  --
EQ/AXA Rosenberg Value Long/Short Equity (as).........                 --                  --
EQ/BlackRock Basic Value Equity (t) (af)..............                 --                  --
EQ/BlackRock International Value (j) (t)..............                 --                  --
EQ/Bond Index.........................................   14.50 to   16.41     14.37 to  16.39
EQ/Boston Advisors Equity Income (a) (ag).............   11.86 to   13.80     11.25 to  13.04
EQ/Calvert Socially Responsible (c) (i)...............              10.43                  --
EQ/Capital Guardian Growth (t) (ah)...................                 --                  --
EQ/Capital Guardian Research (d) (v) (ai) (aj)........              10.39                  --
EQ/Caywood-Scholl High Yield Bond.....................   16.42 to   20.58     15.98 to  20.19
EQ/Equity 500 Index (t)...............................                 --                  --
EQ/Evergreen International Bond (t)...................                 --                  --
EQ/Evergreen Omega (t)................................                 --                  --
EQ/GAMCO Mergers and Acquisitions.....................                 --                  --
EQ/GAMCO Small Company Value..........................   26.00 to   39.58     24.92 to  38.22
EQ/Government Securities..............................   13.88 to   15.49     13.70 to  15.41
EQ/International Core PLUS (t)........................                 --                  --
EQ/International Growth...............................   11.12 to   16.17      9.84 to  14.42
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............                 --                  --
EQ/JPMorgan Value Opportunities (t)...................                 --                  --
EQ/Large Cap Core PLUS (t)............................                 --                  --
EQ/Large Cap Growth Index (t).........................                 --                  --
EQ/Large Cap Growth PLUS (t)..........................                 --                  --
EQ/Large Cap Value Index (t)..........................                 --                  --
EQ/Large Cap Value PLUS (t) (z) (ae)..................                 --                  --
EQ/Long Term Bond.....................................  16.60  to   21.28     16.11 to  20.81
EQ/Lord Abbett Growth and Income (l) (t)..............                 --                  --
EQ/Lord Abbett Large Cap Core (t).....................                 --                  --
EQ/Lord Abbett Mid Cap Value (m) (t)..................                 --                  --
EQ/Marsico Focus (b) (f)..............................  10.60  to   10.62                  --
EQ/Mid Cap Index (n) (t) (ak).........................                 --                  --
EQ/Mid Cap Value PLUS (t).............................                 --                  --
EQ/Money Market (g) (q)...............................  10.09  to   10.11                  --
EQ/Montag & Caldwell Growth (h).......................   7.88  to    8.19      7.53 to   7.76
EQ/PIMCO Real Return..................................  11.67  to   11.73     11.62 to  11.64
EQ/Quality Bond PLUS(t)...............................                 --                  --
EQ/Short Duration Bond (p)............................              10.25               10.14
EQ/Small Company Index (t) (an).......................                 --                  --
EQ/T. Rowe Price Growth Stock (u).....................  13.49  to   23.54     12.98 to  22.82
EQ/UBS Growth and Income..............................   9.76  to   12.50      9.03 to  11.51

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7.  Financial Highlights (Continued)


                                                                           At December 31,
                                                         ----------------------------------------------------
                                                                              Unit Value
                                                                          Lowest to Highest
                                                         ----------------------------------------------------
                                                               2008              2007         2006
                                                         ----------------  ----------------  ----------------
EQ/Van Kampen Comstock (t)..............................           74.98            118.91            121.96
EQ/Van Kampen Emerging Markets Equity (t) (s)........... 16.79 to 129.67   39.42 to 304.02   27.78 to 214.07
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao)..............  6.47 to  87.96   12.29 to 166.98            136.41
EQ/Van Kampen Real Estate (ab) (at)..................... 13.67 to  50.98   22.38 to  83.44               --
Fidelity VIP Asset Manager..............................            9.79             13.74             11.89
Fidelity VIP Contrafund(R) (ac) (ad)....................  9.18 to  10.32   16.12 to  17.96   13.82 to  15.27
Fidelity VIP Growth and Income..........................            7.67             13.15             11.73
Franklin Income Securities (ap) (aq) (ar)...............  7.03 to  11.04    9.99 to  15.75             15.24
Franklin Rising Dividends Securities....................           10.63             14.64             15.09
Franklin Zero Coupon 2010...............................           12.68             11.86             10.98
Janus Aspen Series Balanced............................. 11.87 to  12.36   14.22 to  14.74   12.96 to  13.38
Janus Aspen Series Forty................................  6.83 to   7.21   12.32 to  12.92    9.06 to   9.43
Janus Aspen Series International Growth................. 11.20 to  14.78   23.39 to  31.04   18.23 to  24.33
Janus Aspen Series Mid Cap Growth.......................  4.80 to   7.68    8.52 to  13.75    6.98 to  11.35
Janus Aspen Series Mid Cap Value........................           11.54             16.01             14.93
Janus Aspen Series Worldwide Growth.....................  4.31 to   5.54    7.85 to  10.01    7.22 to   9.13
MFS(R) Utilities Series................................. 17.68 to  19.74   28.47 to  31.68   22.34 to  24.77
Multimanager Aggressive Equity (t)......................           54.13            101.51             91.14
Multimanager Core Bond (t)..............................          134.03            130.81            123.10
Multimanager Health Care (t)............................          103.14            140.94            129.34
Multimanager High Yield (k) (t)......................... 11.28 to 105.63   14.76 to 138.09   14.32 to 133.89
Multimanager International Equity (t)...................          139.42            264.21            235.00
Multimanager Large Cap Core Equity (t)..................          104.18            172.31            164.10
Multimanager Large Cap Growth (t).......................           85.44            156.43            140.62
Multimanager Large Cap Value (t)........................          120.96            193.37            186.58
Multimanager Mid Cap Growth (t).........................          114.40            202.77            181.19
Multimanager Mid Cap Value (t)..........................           95.50            149.14            149.00
Multimanager Small Cap Growth (w).......................  7.20 to   7.93   12.53 to  13.70   12.18 to  13.21
Multimanager Small Cap Value (t)........................          128.82            207.32            229.95
Multimanager Technology (t).............................          115.13            217.54            184.01
Oppenheimer Global Securities Fund/VA...................           12.58             21.15             20.01
PIMCO Global Bond (Unhedged)............................           15.83             16.02             14.65
PIMCO StocksPLUS Growth and Income......................            8.82             15.43             14.47
The Universal Institutional Funds, Inc. Emerging
Markets Debt............................................           16.35             19.23             18.05
The Universal Institutional Funds, Inc. Global
Value Equity............................................  9.48 to  11.36   15.84 to  19.05   14.86 to  17.92
Van Eck Worldwide Bond..................................           18.24             17.60             16.04
Van Eck Worldwide Emerging Markets......................            8.92             25.32             18.40
Van Eck Worldwide Hard Assets...........................           25.77             47.84             32.91



                                                                                    At December 31,
                                                         ----------------------------------------------------------------------
                                                                                       Unit Value
                                                                                   Lowest to Highest
                                                         ----------------------------------------------------------------------
                                                               2005            2004
                                                         ----------------  ----------------
EQ/Van Kampen Comstock (t)..............................              --               --
EQ/Van Kampen Emerging Markets Equity (t) (s)...........              --               --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao)..............              --               --
EQ/Van Kampen Real Estate (ab) (at).....................              --               --
Fidelity VIP Asset Manager..............................           11.08            10.65
Fidelity VIP Contrafund(R) (ac) (ad)....................  12.48 to 13.67   10.76 to 11.69
Fidelity VIP Growth and Income..........................           10.36             9.63
Franklin Income Securities (ap) (aq) (ar)...............           12.93            12.77
Franklin Rising Dividends Securities....................           12.93            12.55
Franklin Zero Coupon 2010...............................           10.76            10.66
Janus Aspen Series Balanced.............................  11.79 to 12.13   11.01 to 11.28
Janus Aspen Series Forty................................   8.35 to  8.62    7.45 to  7.64
Janus Aspen Series International Growth.................  12.40 to 16.65    9.37 to 12.67
Janus Aspen Series Mid Cap Growth.......................   6.15 to 10.07    5.47 to  9.03
Janus Aspen Series Mid Cap Value........................           12.98            11.80
Janus Aspen Series Worldwide Growth.....................   6.15 to  7.72    5.85 to  7.29
MFS(R) Utilities Series.................................  17.08 to 18.87   14.67 to 16.15
Multimanager Aggressive Equity (t)......................              --               --
Multimanager Core Bond (t)..............................              --               --
Multimanager Health Care (t)............................              --               --
Multimanager High Yield (k) (t).........................              --               --
Multimanager International Equity (t)...................              --               --
Multimanager Large Cap Core Equity (t)..................              --               --
Multimanager Large Cap Growth (t).......................              --               --
Multimanager Large Cap Value (t)........................              --               --
Multimanager Mid Cap Growth (t).........................              --               --
Multimanager Mid Cap Value (t)..........................              --               --
Multimanager Small Cap Growth (w).......................  11.13 to 11.98   10.42 to 11.14
Multimanager Small Cap Value (t)........................              --               --
Multimanager Technology (t).............................              --               --
Oppenheimer Global Securities Fund/VA...................           17.11            15.05
PIMCO Global Bond (Unhedged)............................           14.05            15.10
PIMCO StocksPLUS Growth and Income......................           12.65            12.27
The Universal Institutional Funds, Inc. Emerging
Markets Debt............................................           16.29            14.51
The Universal Institutional Funds, Inc. Global
Value Equity............................................  12.26 to 13.01   11.58 to 12.34
Van Eck Worldwide Bond..................................           15.07            15.54
Van Eck Worldwide Emerging Markets......................           13.19             9.99
Van Eck Worldwide Hard Assets...........................           26.44            17.43

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)


                                                                            At December 31,
                                                       ---------------------------------------------------------
                                                                              Net Assets
                                                                                (000)'s
                                                       ---------------------------------------------------------
                                                          2008        2007        2006        2005        2004
                                                       ---------   ---------   ---------   ---------   ---------
AIM V.I. Financial Services...........................  $   120     $   295     $   365     $   321     $   275
AIM V.I. Global Health Care...........................      506         810         725         686         540
AIM V.I. Technology...................................       75         200         175         166         100
All Asset Allocation (e)..............................   60,021      94,408      98,759      97,622      98,455
AXA Aggressive Allocation (t).........................    6,742       4,233         242          --          --
AXA Conservative Allocation(t)........................      846         135           1          --          --
AXA Conservative-Plus Allocation (t)..................    1,566         633           7          --          --
AXA Moderate Allocation (t)...........................    9,312       4,417         244          --          --
AXA Moderate-Plus Allocation (t)......................   23,098      13,149         610          --          --
Dreyfus Stock Index Fund, Inc.........................   31,914      64,956      77,325      63,901      65,313
EQ/AllianceBernstein Common Stock (t) (x).............    1,249       1,199          46          --          --
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................      239          71          --          --          --
EQ/AllianceBernstein International (r) (t)............    3,517       3,947       6,526          --          --
EQ/AllianceBernstein Small Cap Growth (t) (y).........      766         977           9          --          --
EQ/Ariel Appreciation II (t)..........................       36          17           0          --          --
EQ/AXA Rosenberg Value Long/Short Equity (as).........       38          17          --          --          --
EQ/BlackRock Basic Value Equity (t) (af)..............    1,127       1,188          14          --          --
EQ/BlackRock International Value (j) (t)..............    5,200      12,274      11,357          --          --
EQ/Bond Index.........................................   14,726       4,990       6,789       7,601      12,739
EQ/Boston Advisors Equity Income (a) (ag).............   17,102      36,559      12,264      10,258       8,021
EQ/Calvert Socially Responsible (c) (i)...............    1,113       2,111       1,869         264          --
EQ/Capital Guardian Growth (t) (ah)...................      303       7,763          19          --          --
EQ/Capital Guardian Research (d) (v) (ai) (aj)........    2,766       5,194       2,098       1,965          --
EQ/Caywood-Scholl High Yield Bond.....................    8,333      11,510      12,329      13,373      15,317
EQ/Equity 500 Index (t)...............................    1,437         912          16          --          --
EQ/Evergreen International Bond (t)...................      493          96          10          --          --
EQ/Evergreen Omega (t)................................       51          26           0          --          --
EQ/GAMCO Mergers and Acquisitions.....................      220         178          20          --          --
EQ/GAMCO Small Company Value..........................   51,202      82,005      83,200      76,140      77,649
EQ/Government Securities..............................    9,156      11,604      12,232      13,837      14,401
EQ/International Core PLUS (t)........................      188         106           2          --          --
EQ/International Growth...............................   13,652      24,711      21,606      16,641      14,930
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............    9,495      34,384      14,462          --          --
EQ/JPMorgan Value Opportunities (t)...................      118          71           3          --          --
EQ/Large Cap Core PLUS (t)............................       31          14           1          --          --
EQ/Large Cap Growth Index (t).........................      225         102           2          --          --
EQ/Large Cap Growth PLUS (t)..........................      219         127           6          --          --
EQ/Large Cap Value Index (t)..........................       86          76          10          --          --
EQ/Large Cap Value PLUS (t) (z) (ae)..................    6,103      13,308          97          --          --
EQ/Long Term Bond.....................................    9,031       9,058      10,331      10,858      15,886
EQ/Lord Abbett Growth and Income (l) (t)..............    4,952       7,917       7,381          --          --
EQ/Lord Abbett Large Cap Core (t).....................       79          34           2          --          --
EQ/Lord Abbett Mid Cap Value (m) (t)..................    6,798      15,001      15,527          --          --
EQ/Marsico Focus (b) (f)..............................    7,990      13,369      12,186      11,550          --
EQ/Mid Cap Index (n) (t) (ak).........................    2,399       4,010       2,867          --          --
EQ/Mid Cap Value PLUS (t).............................      319         313          32          --          --
EQ/Money Market (g) (q)...............................   47,430      52,636      54,255      39,050          --
EQ/Montag & Caldwell Growth (h).......................   39,026      62,655      55,109      53,947      48,368
EQ/PIMCO Real Return..................................    4,947       4,140       7,933      16,406      31,671
EQ/Quality Bond PLUS(t)...............................      404         124           4          --          --
EQ/Short Duration Bond (p)............................      661         684       2,914         197         118
EQ/Small Company Index (t) (an).......................    3,109       6,166          33          --          --
EQ/T. Rowe Price Growth Stock (u).....................   29,281      51,422      52,829      61,940      62,403
EQ/UBS Growth and Income..............................   11,901      21,376      22,392      20,591      18,615

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)


                                                                                   At December 31,
                                                                -----------------------------------------------------
                                                                                     Net Assets
                                                                                       (000)'s
                                                                -----------------------------------------------------
                                                                  2008       2007       2006        2005       2004
                                                                --------   --------   --------   ---------   --------
EQ/Van Kampen Comstock (t).....................................      94         60          7         --          --
EQ/Van Kampen Emerging Markets Equity (t) (s)..................   2,186      3,093      1,345         --          --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao).....................   6,039     12,622          1         --          --
EQ/Van Kampen Real Estate (ab) (at)............................   4,375      7,856         --         --          --
Fidelity VIP Asset Manager.....................................      42        206        152        168       4,506
Fidelity VIP Contrafund(R) (ac) (ad)...........................  26,507     51,385     35,263     32,046      23,289
Fidelity VIP Growth and Income.................................     377      1,933      1,145      1,142       8,922
Franklin Income Securities (ap) (aq) (ar)......................   6,099     10,844      1,391      1,058         368
Franklin Rising Dividends Securities...........................     439        580        611        406         244
Franklin Zero Coupon 2010......................................     134        113         99         83          41
Janus Aspen Series Balanced....................................   7,110      9,151      8,588      7,894       6,949
Janus Aspen Series Forty.......................................  14,263     27,804     22,225     20,817      13,575
Janus Aspen Series International Growth........................   5,082     14,592     13,185      8,559       4,517
Janus Aspen Series Mid Cap Growth..............................   9,274     17,758     16,816     15,749      12,850
Janus Aspen Series Mid Cap Value...............................   1,195      3,343      2,291      2,207       1,873
Janus Aspen Series Worldwide Growth............................   8,499     16,486     15,712     14,127      17,958
MFS(R) Utilities Series........................................   1,236      2,422      1,913      1,237         660
Multimanager Aggressive Equity (t).............................      75         42          7         --          --
Multimanager Core Bond (t).....................................   9,961        200         22         --          --
Multimanager Health Care (t)...................................     221        111          1         --          --
Multimanager High Yield (k) (t)................................   1,723      1,932      1,455         --          --
Multimanager International Equity (t)..........................     394        251          8         --          --
Multimanager Large Cap Core Equity (t).........................      50         43          4         --          --
Multimanager Large Cap Growth (t)..............................     215        171          8         --          --
Multimanager Large Cap Value (t)...............................   5,220        320         39         --          --
Multimanager Mid Cap Growth (t)................................     136        102          5         --          --
Multimanager Mid Cap Value (t).................................     281        119         15         --          --
Multimanager Small Cap Growth (w)..............................   9,070     17,055     17,426     16,375      15,085
Multimanager Small Cap Value (t)...............................     116        102          4         --          --
Multimanager Technology (t)....................................     278        172          4         --          --
Oppenheimer Global Securities Fund/VA..........................   1,287      2,085      1,882      1,319         664
PIMCO Global Bond (Unhedged)...................................   2,964      2,801      2,495      2,189       2,138
PIMCO StocksPLUS Growth and Income.............................   2,734      4,745      4,430      3,676       3,047
The Universal Institutional Funds, Inc. Emerging
Markets Debt...................................................     381        491        462        449         426
The Universal Institutional Funds, Inc. Global
Value Equity...................................................   1,169      1,896      1,719      1,452       1,172
Van Eck Worldwide Bond.........................................     222        130        295        604         528
Van Eck Worldwide Emerging Markets.............................   1,069      5,821      4,936      3,927         772
Van Eck Worldwide Hard Assets..................................     296      1,238      1,437      2,076         752

----------
* Effective 1/10/2008, the unit value of the subaccount was recomputed to $122.68 (from $110.91).
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.
(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(k) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006.
(n) EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3,
    2006.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)

(o) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006.
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited-Term Bond on November 3, 2006.
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006.
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(t)  Units were made available for sale on September 8, 2006.
(u) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 6)
(v) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007. (See Note 6)
(w) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 6)
(x) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 6)
(y) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 6)
(z) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 6)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 6)
(ab) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 6)
(ac) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 6)
(ad) Fidelity VIP Contrafund(R) was substituted for UIF Equity Growth on
     August 17, 2007. (See Note 6)
(ae) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007. (See Note 6)
(af) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 6)
(ag) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 6)
(ah) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 6)
(ai) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 6)
(aj) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 6)
(ak) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 6)
(al) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible
     Bond on November 16, 2007. (See Note 6)
(am) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Income on November 16, 2007. (See Note 6)
(an) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock
     Index on November 16, 2007. (See Note 6)
(ao) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 6)
(ap) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 6)
(aq) Franklin Income Securities was substituted for MFS Total Return on
     November 16, 2007. (See Note 6)
(ar) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 6)
(as) Units were made available for sale on April 27, 2007.
(at) Units were made available for sale on August 17, 2007.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)


                                                                              At December 31,
                                                       --------------------------------------------------------------
                                                                                 Investment
                                                                               Income Ratio*
                                                       --------------------------------------------------------------
                                                          2008         2007         2006         2005         2004
                                                       ----------   ----------   ----------   ----------   ----------
AIM V.I. Financial Services...........................     2.68%        1.79%        1.66%        1.49%        0.84%
AIM V.I. Global Health Care...........................       --           --           --           --           --
AIM V.I. Technology...................................       --           --           --           --           --
All Asset Allocation (e)..............................     2.19         3.54         2.80         2.82         2.86
AXA Aggressive Allocation (t).........................     2.26         4.95         8.78           --           --
AXA Conservative Allocation(t)........................     8.59         8.06         1.19           --           --
AXA Conservative-Plus Allocation (t)..................     4.92         7.25        17.16           --           --
AXA Moderate Allocation (t)...........................     5.41         7.01        10.12           --           --
AXA Moderate-Plus Allocation (t)......................     3.17         5.52         9.44           --           --
Dreyfus Stock Index Fund, Inc.........................     2.07         1.68         1.69         1.61         1.84
EQ/AllianceBernstein Common Stock (t) (x).............     2.35         2.23         3.68           --           --
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................     4.97        12.26           --           --           --
EQ/AllianceBernstein International (r) (t)............     3.09         1.19         1.32           --           --
EQ/AllianceBernstein Small Cap Growth (t) (y).........     0.01           --           --           --           --
EQ/Ariel Appreciation II (t)..........................     1.25         0.92         1.89           --           --
EQ/AXA Rosenberg Value Long/Short Equity (as).........     0.19         5.13           --           --           --
EQ/BlackRock Basic Value Equity (t) (af)..............     2.07         4.69         4.29           --           --
EQ/BlackRock International Value (j) (t)..............     2.22         2.19         1.62           --           --
EQ/Bond Index.........................................     4.69         3.94         4.37         3.08         9.75
EQ/Boston Advisors Equity Income (a) (ag).............     2.15         4.67         1.83         1.40         2.64
EQ/Calvert Socially Responsible (c) (i)...............     0.44         0.45           --           --           --
EQ/Capital Guardian Growth (t) (ah)...................     0.14           --         0.17           --           --
EQ/Capital Guardian Research (d) (v) (ai) (aj)........     1.11         2.53         0.83         0.70           --
EQ/Caywood-Scholl High Yield Bond.....................     7.64         6.34         5.43         5.30        12.01
EQ/Equity 500 Index (t)...............................     2.39         2.67         5.16           --           --
EQ/Evergreen International Bond (t)...................    23.25         4.33         0.20           --           --
EQ/Evergreen Omega (t)................................     0.84         0.00         0.00           --           --
EQ/GAMCO Mergers and Acquisitions.....................     0.57         1.06         8.41           --           --
EQ/GAMCO Small Company Value..........................     0.54         0.41         0.85         0.42         0.02
EQ/Government Securities..............................     4.31         4.60         4.48         3.61         6.00
EQ/International Core PLUS (t)........................     2.29         0.75         2.89           --           --
EQ/International Growth...............................     0.94         0.53         0.80         1.51         1.18
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............     3.00        10.85         4.49           --           --
EQ/JPMorgan Value Opportunities (t)...................     3.19         3.02         7.22           --
EQ/Large Cap Core PLUS (t)............................     0.70         3.32         4.18           --           --
EQ/Large Cap Growth Index (t).........................     0.25           --           --           --           --
EQ/Large Cap Growth PLUS (t)..........................     0.17         0.89           --           --           --
EQ/Large Cap Value Index (t)..........................     2.14           --           --           --           --
EQ/Large Cap Value PLUS (t) (z) (ae)..................     2.99        16.16         4.36           --           --
EQ/Long Term Bond.....................................     5.38         3.71         4.11         1.46        10.57
EQ/Lord Abbett Growth and Income (l) (t)..............     1.72         1.37         0.79           --           --
EQ/Lord Abbett Large Cap Core (t).....................     1.47         1.76         3.14           --           --
EQ/Lord Abbett Mid Cap Value (m) (t)..................     1.33         0.72         0.63           --           --
EQ/Marsico Focus (b) (f)..............................     0.96         0.18         0.16           --           --
EQ/Mid Cap Index (n) (t) (ak).........................     1.11           --         0.26           --           --
EQ/Mid Cap Value PLUS (t).............................     1.67         1.82         0.92           --           --
EQ/Money Market (g) (q)...............................     2.35         4.84         4.61         1.12           --
EQ/Montag & Caldwell Growth (h).......................     0.19         0.20         0.19         0.25         0.42
EQ/PIMCO Real Return..................................     2.58         1.99         2.85         1.59         2.16
EQ/Quality Bond PLUS(t)...............................     6.30        10.47         1.30           --           --
EQ/Short Duration Bond (p)............................     5.86         2.84         3.70         1.32         3.49
EQ/Small Company Index (t) (an).......................     0.88        10.09         2.35           --           --
EQ/T. Rowe Price Growth Stock (u).....................       --         0.07           --           --           --
EQ/UBS Growth and Income..............................     1.21         0.78         0.76         0.70         1.74

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)


                                                                                     At December 31,
                                                                ---------------------------------------------------------
                                                                                       Investment
                                                                                      Income Ratio*
                                                                ---------------------------------------------------------
                                                                   2008        2007        2006        2005        2004
                                                                ---------   ---------   ---------   ---------   ---------
EQ/Van Kampen Comstock (t).....................................     2.98        3.00        3.89         --          --
EQ/Van Kampen Emerging Markets Equity (t) (s)..................     0.26         --         0.59         --          --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao).....................      --         2.89        0.22         --          --
EQ/Van Kampen Real Estate (ab) (at)............................     2.35        0.88         --          --          --
Fidelity VIP Asset Manager.....................................     0.77        6.13        3.00        3.33        3.39
Fidelity VIP Contrafund(R) (ac) (ad)...........................     0.93        1.02        1.22        0.20        0.42
Fidelity VIP Growth and Income.................................     0.54        2.19        0.92        1.76        0.94
Franklin Income Securities (ap) (aq) (ar)......................     5.48        1.79        3.58        3.94        3.02
Franklin Rising Dividends Securities...........................     1.81        2.29        1.11        0.89        0.60
Franklin Zero Coupon 2010......................................     4.32        4.67        3.70        4.13        4.30
Janus Aspen Series Balanced....................................     2.65        2.59        2.18        2.35        2.36
Janus Aspen Series Forty.......................................     0.02        0.34        0.34        0.22        0.24
Janus Aspen Series International Growth........................     1.18        0.54        1.98        1.22        0.95
Janus Aspen Series Mid Cap Growth..............................     0.25        0.21         --          --          --
Janus Aspen Series Mid Cap Value...............................     0.32        1.52        1.00        7.08        2.85
Janus Aspen Series Worldwide Growth............................     0.49        0.75        1.77        1.32        1.03
MFS(R) Utilities Series........................................     1.48        0.96        1.94        0.55        1.23
Multimanager Aggressive Equity (t).............................     0.47         --          --          --          --
Multimanager Core Bond (t).....................................     5.25        3.84        0.77         --          --
Multimanager Health Care (t)...................................      --          --          --          --          --
Multimanager High Yield (k) (t)................................    10.67        8.69        7.15         --          --
Multimanager International Equity (t)..........................     2.49        1.36        1.22         --          --
Multimanager Large Cap Core Equity (t).........................     0.78        0.82        1.01         --          --
Multimanager Large Cap Growth (t)..............................      --          --          --          --          --
Multimanager Large Cap Value (t)...............................     1.87        2.01        1.39         --          --
Multimanager Mid Cap Growth (t)................................      --          --          --          --          --
Multimanager Mid Cap Value (t).................................     0.80         --          --          --          --
Multimanager Small Cap Growth (w)..............................      --          --          --         0.13         --
Multimanager Small Cap Value (t)...............................     0.33        0.57        0.73         --          --
Multimanager Technology (t)....................................      --          --          --          --          --
Oppenheimer Global Securities Fund/VA..........................     1.27        1.12        0.80        0.68        0.68
PIMCO Global Bond (Unhedged)...................................     3.37        2.98        3.33        2.52        1.87
PIMCO StocksPLUS Growth and Income.............................     7.20        7.67        5.08        2.46        1.83
The Universal Institutional Funds, Inc. Emerging Markets
Debt...........................................................     7.11        7.35        9.50        8.20        7.44
The Universal Institutional Funds, Inc. Global Value Equity         2.72        2.06        1.54        1.02        0.80
Van Eck Worldwide Bond.........................................     2.94        6.24        8.12        5.22        3.30
Van Eck Worldwide Emerging Markets.............................     0.00        0.45        0.58        0.28        0.35
Van Eck Worldwide Hard Assets..................................     0.30        0.11        0.06        0.23        0.07

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)


                                                                          At December 31,
                                                       -------------------------------------------------------
                                                                          Expense Ratio**
                                                                         Lowest to Highest
                                                       -------------------------------------------------------
                                                            2008                2007               2006
                                                       --------------      --------------      ---------------
AIM V.I. Financial Services........................... 0.00% to 0.35%      0.00% to 0.35%      0.00% to  0.35%
AIM V.I. Global Health Care........................... 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
AIM V.I. Technology................................... 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
All Asset Allocation (e).............................. 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
AXA Aggressive Allocation (t)......................... 0.00  to 0.75       0.00  to 0.75                 0.00
AXA Conservative Allocation(t)........................ 0.00  to 0.75       0.00  to 0.75                 0.00
AXA Conservative-Plus Allocation (t).................. 0.00  to 0.75       0.00  to 0.75                 0.00
AXA Moderate Allocation (t)........................... 0.00  to 0.75       0.00  to 0.75                 0.00
AXA Moderate-Plus Allocation (t)...................... 0.00  to 0.75       0.00  to 0.75                 0.00
Dreyfus Stock Index Fund, Inc......................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/AllianceBernstein Common Stock (t) (x).............          0.00                0.00                 0.00
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................          0.00                0.00                   --
EQ/AllianceBernstein International (r) (t)............          0.00                0.00                 0.00
EQ/AllianceBernstein Small Cap Growth (t) (y)......... 0.00  to 0.35       0.00  to 0.35                 0.00
EQ/Ariel Appreciation II (t)..........................          0.00                0.00                 0.00
EQ/AXA Rosenberg Value Long/Short Equity (as).........          0.00                0.00                   --
EQ/BlackRock Basic Value Equity (t) (af).............. 0.00  to 0.35       0.00  to 0.35                 0.00
EQ/BlackRock International Value (j) (t)..............          0.00                0.00                 0.00
EQ/Bond Index......................................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Boston Advisors Equity Income (a) (ag)............. 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Calvert Socially Responsible (c) (i)............... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Capital Guardian Growth (t) (ah)...................          0.00                0.00                 0.00
EQ/Capital Guardian Research (d) (v) (ai) (aj)........ 0.00  to 0.75       0.00  to 0.75       0.00  to  0.60
EQ/Caywood-Scholl High Yield Bond..................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Equity 500 Index (t)...............................          0.00                0.00                 0.00
EQ/Evergreen International Bond (t)...................          0.00                0.00                 0.00
EQ/Evergreen Omega (t)................................          0.00                0.00                 0.00
EQ/GAMCO Mergers and Acquisitions.....................          0.00                0.00                 0.00
EQ/GAMCO Small Company Value.......................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Government Securities.............................. 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/International Core PLUS (t)........................          0.00                0.00                 0.00
EQ/International Growth............................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am)............... 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
EQ/JPMorgan Value Opportunities (t)...................          0.00                0.00                 0.00
EQ/Large Cap Core PLUS (t)............................          0.00                0.00                 0.00
EQ/Large Cap Growth Index (t).........................          0.00                0.00                 0.00
EQ/Large Cap Growth PLUS (t)..........................          0.00                0.00                 0.00
EQ/Large Cap Value Index (t)..........................          0.00                0.00                 0.00
EQ/Large Cap Value PLUS (t) (z) (ae).................. 0.00  to 0.35       0.00  to 0.35                 0.00
EQ/Long Term Bond..................................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Lord Abbett Growth and Income (l) (t).............. 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
EQ/Lord Abbett Large Cap Core (t).....................          0.00                0.00                 0.00
EQ/Lord Abbett Mid Cap Value (m) (t).................. 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
EQ/Marsico Focus (b) (f).............................. 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Mid Cap Index (n) (t) (ak)......................... 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
EQ/Mid Cap Value PLUS (t).............................          0.00                0.00                 0.00
EQ/Money Market (g) (q)............................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/Montag & Caldwell Growth (h)....................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/PIMCO Real Return.................................. 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
EQ/Quality Bond PLUS(t)...............................          0.00                0.00                 0.00
EQ/Short Duration Bond (p)............................ 0.00  to 0.35       0.00  to 0.35       0.00  to  0.35
EQ/Small Company Index (t) (an)....................... 0.00  to 0.35       0.00  to 0.35                 0.00
EQ/T. Rowe Price Growth Stock (u)..................... 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75
EQ/UBS Growth and Income.............................. 0.00  to 0.75       0.00  to 0.75       0.00  to  0.75



                                                                At December 31,
                                                       -------------------------------
                                                                Expense Ratio**
                                                               Lowest to Highest
                                                       -------------------------------
                                                            2005             2004
                                                       --------------   --------------
AIM V.I. Financial Services........................... 0.00% to 0.35%   0.00% to 0.35%
AIM V.I. Global Health Care........................... 0.00  to 0.35    0.00  to 0.35
AIM V.I. Technology................................... 0.00  to 0.35    0.00  to 0.35
All Asset Allocation (e).............................. 0.00  to 0.75    0.00  to 0.75
AXA Aggressive Allocation (t).........................            --               --
AXA Conservative Allocation(t)........................            --               --
AXA Conservative-Plus Allocation (t)..................            --               --
AXA Moderate Allocation (t)...........................            --               --
AXA Moderate-Plus Allocation (t)......................            --               --
Dreyfus Stock Index Fund, Inc......................... 0.00  to 0.75    0.00  to 0.75
EQ/AllianceBernstein Common Stock (t) (x).............            --               --
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................            --               --
EQ/AllianceBernstein International (r) (t)............            --               --
EQ/AllianceBernstein Small Cap Growth (t) (y).........            --               --
EQ/Ariel Appreciation II (t)..........................            --               --
EQ/AXA Rosenberg Value Long/Short Equity (as).........            --               --
EQ/BlackRock Basic Value Equity (t) (af)..............            --               --
EQ/BlackRock International Value (j) (t)..............            --               --
EQ/Bond Index......................................... 0.00  to 0.75    0.00  to 0.75
EQ/Boston Advisors Equity Income (a) (ag)............. 0.35  to 0.75    0.35  to 0.75
EQ/Calvert Socially Responsible (c) (i)...............          0.35               --
EQ/Capital Guardian Growth (t) (ah)...................            --               --
EQ/Capital Guardian Research (d) (v) (ai) (aj)........          0.60               --
EQ/Caywood-Scholl High Yield Bond..................... 0.00  to 0.75    0.00  to 0.75
EQ/Equity 500 Index (t)...............................            --               --
EQ/Evergreen International Bond (t)...................            --               --
EQ/Evergreen Omega (t)................................            --               --
EQ/GAMCO Mergers and Acquisitions.....................            --               --
EQ/GAMCO Small Company Value.......................... 0.00  to 0.75    0.00  to 0.75
EQ/Government Securities.............................. 0.00  to 0.75    0.00  to 0.75
EQ/International Core PLUS (t)........................            --               --
EQ/International Growth............................... 0.00  to 0.75    0.00  to 0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............       to   --               --
EQ/JPMorgan Value Opportunities (t)...................            --               --
EQ/Large Cap Core PLUS (t)............................            --               --
EQ/Large Cap Growth Index (t).........................            --               --
EQ/Large Cap Growth PLUS (t)..........................            --               --
EQ/Large Cap Value Index (t)..........................            --               --
EQ/Large Cap Value PLUS (t) (z) (ae)..................            --               --
EQ/Long Term Bond..................................... 0.00  to 0.75    0.00  to 0.75
EQ/Lord Abbett Growth and Income (l) (t)..............            --               --
EQ/Lord Abbett Large Cap Core (t).....................            --               --
EQ/Lord Abbett Mid Cap Value (m) (t)..................            --               --
EQ/Marsico Focus (b) (f).............................. 0.35  to 0.75               --
EQ/Mid Cap Index (n) (t) (ak).........................            --               --
EQ/Mid Cap Value PLUS (t).............................            --               --
EQ/Money Market (g) (q)............................... 0.00  to 0.75               --
EQ/Montag & Caldwell Growth (h)....................... 0.00  to 0.75    0.00  to 0.75
EQ/PIMCO Real Return.................................. 0.00  to 0.35    0.00  to 0.35
EQ/Quality Bond PLUS(t)...............................            --               --
EQ/Short Duration Bond (p)............................          0.35             0.35
EQ/Small Company Index (t) (an).......................            --               --
EQ/T. Rowe Price Growth Stock (u)..................... 0.00  to 0.75    0.00  to 0.75
EQ/UBS Growth and Income.............................. 0.35  to 0.75    0.35  to 0.75

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7.  Financial Highlights (Continued)


                                                                        At December 31,
                                                         ---------------------------------------------
                                                                        Expense Ratio**
                                                                       Lowest to Highest
                                                         ---------------------------------------------
                                                             2008             2007           2006
                                                         -------------  ---------------  -------------
EQ/Van Kampen Comstock (t)..............................         0.00             0.00           0.00
EQ/Van Kampen Emerging Markets Equity (t) (s)........... 0.00 to 0.35   0.00 to   0.35   0.00 to 0.35
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao).............. 0.00 to 0.35   0.00 to   0.35           0.00
EQ/Van Kampen Real Estate (ab) (at)..................... 0.00 to 0.35   0.00 to   0.35            --
Fidelity VIP Asset Manager..............................         0.00             0.00           0.00
Fidelity VIP Contrafund(R) (ac) (ad).................... 0.00 to 0.75   0.00 to   0.75   0.00 to 0.75
Fidelity VIP Growth and Income..........................         0.00             0.00           0.00
Franklin Income Securities (ap) (aq) (ar)............... 0.00 to 0.35   0.00 to   0.35           0.35
Franklin Rising Dividends Securities....................         0.35             0.35           0.35
Franklin Zero Coupon 2010...............................         0.35             0.35           0.35
Janus Aspen Series Balanced............................. 0.35 to 0.75   0.35 to   0.75   0.35 to 0.75
Janus Aspen Series Forty................................ 0.00 to 0.75   0.00 to   0.75   0.00 to 0.35
Janus Aspen Series International Growth................. 0.00 to 0.35   0.00 to   0.35   0.00 to 0.75
Janus Aspen Series Mid Cap Growth....................... 0.00 to 0.75   0.00 to   0.75   0.00 to 0.75
Janus Aspen Series Mid Cap Value........................         0.00             0.00           0.00
Janus Aspen Series Worldwide Growth..................... 0.00 to 0.75   0.00 to   0.75   0.00 to 0.75
MFS(R) Utilities Series................................. 0.00 to 0.35   0.00 to   0.35   0.00 to 0.35
Multimanager Aggressive Equity (t)......................         0.00             0.00           0.00
Multimanager Core Bond (t)..............................         0.00             0.00           0.00
Multimanager Health Care (t)............................         0.00             0.00           0.00
Multimanager High Yield (k) (t)......................... 0.00 to 0.35   0.00 to   0.35   0.00 to 0.35
Multimanager International Equity (t)...................         0.00             0.00           0.00
Multimanager Large Cap Core Equity (t)..................         0.00             0.00           0.00
Multimanager Large Cap Growth (t).......................         0.00             0.00           0.00
Multimanager Large Cap Value (t)........................         0.00             0.00           0.00
Multimanager Mid Cap Growth (t).........................         0.00             0.00           0.00
Multimanager Mid Cap Value (t)..........................         0.00             0.00           0.00
Multimanager Small Cap Growth (w)....................... 0.00 to 0.75   0.00 to   0.75   0.00 to 0.75
Multimanager Small Cap Value (t)........................         0.00             0.00           0.00
Multimanager Technology (t).............................         0.00             0.00           0.00
Oppenheimer Global Securities Fund/VA...................         0.35             0.35           0.35
PIMCO Global Bond (Unhedged)............................         0.35             0.35           0.35
PIMCO StocksPLUS Growth and Income......................         0.35             0.35           0.35
The Universal Institutional Funds, Inc. Emerging
Markets Debt............................................         0.00             0.00           0.00
The Universal Institutional Funds, Inc. Global
Value Equity............................................ 0.00 to 0.35   0.00 to   0.35   0.00 to 0.35
Van Eck Worldwide Bond..................................         0.00             0.00           0.00
Van Eck Worldwide Emerging Markets......................         0.00             0.00           0.00
Van Eck Worldwide Hard Assets...........................         0.00             0.00           0.00



                                                                   At December 31,
                                                         ----------------------------------
                                                                   Expense Ratio**
                                                                  Lowest to Highest
                                                         ----------------------------------
                                                              2006             2004
                                                         --------------   -----------------
EQ/Van Kampen Comstock (t)..............................            --              --
EQ/Van Kampen Emerging Markets Equity (t) (s)...........            --              --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao)..............            --              --
EQ/Van Kampen Real Estate (ab) (at).....................            --              --
Fidelity VIP Asset Manager..............................           0.00            0.00
Fidelity VIP Contrafund(R) (ac) (ad).................... 0.00%to   0.75   0.00% to 0.75
Fidelity VIP Growth and Income..........................           0.00            0.00
Franklin Income Securities (ap) (aq) (ar)...............           0.35            0.35
Franklin Rising Dividends Securities....................           0.35            0.35
Franklin Zero Coupon 2010...............................           0.35            0.35
Janus Aspen Series Balanced............................. 0.35 to   0.75   0.35  to 0.75
Janus Aspen Series Forty................................ 0.00 to   0.35   0.00  to 0.35
Janus Aspen Series International Growth................. 0.00 to   0.75   0.00  to 0.75
Janus Aspen Series Mid Cap Growth....................... 0.00 to   0.75   0.00  to 0.75
Janus Aspen Series Mid Cap Value........................           0.00            0.00
Janus Aspen Series Worldwide Growth..................... 0.00 to   0.75   0.00  to 0.75
MFS(R) Utilities Series................................. 0.00 to   0.35   0.00  to 0.35
Multimanager Aggressive Equity (t)......................             --              --
Multimanager Core Bond (t)..............................             --              --
Multimanager Health Care (t)............................             --              --
Multimanager High Yield (k) (t).........................             --              --
Multimanager International Equity (t)...................             --              --
Multimanager Large Cap Core Equity (t)..................             --              --
Multimanager Large Cap Growth (t).......................             --              --
Multimanager Large Cap Value (t)........................             --              --
Multimanager Mid Cap Growth (t).........................             --              --
Multimanager Mid Cap Value (t)..........................             --              --
Multimanager Small Cap Growth (w)....................... 0.00 to   0.75   0.00  to 0.75
Multimanager Small Cap Value (t)........................             --              --
Multimanager Technology (t).............................             --              --
Oppenheimer Global Securities Fund/VA...................           0.35            0.35
PIMCO Global Bond (Unhedged)............................           0.35            0.35
PIMCO StocksPLUS Growth and Income......................           0.35            0.35
The Universal Institutional Funds, Inc. Emerging
Markets Debt............................................           0.00            0.00
The Universal Institutional Funds, Inc. Global
Value Equity............................................ 0.00 to   0.35   0.00  to 0.35
Van Eck Worldwide Bond..................................           0.00            0.00
Van Eck Worldwide Emerging Markets......................           0.00            0.00
Van Eck Worldwide Hard Assets...........................           0.00            0.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7.  Financial Highlights (Continued)


                                                                      At December 31,
                                                       -------------------------------------------
                                                                      Total Return***
                                                                     Lowest to Highest
                                                       -------------------------------------------
                                                               2008                   2007
                                                       --------------------  ---------------------
AIM V.I. Financial Services........................... (59.62)% to (59.40)%  (22.49)% to (22.23)%
AIM V.I. Global Health Care........................... (28.85)  to (28.66)    11.50   to  11.85
AIM V.I. Technology................................... (44.67)  to (44.47)     7.33   to   7.68
All Asset Allocation (e).............................. (30.90)  to (30.36)     3.77   to   4.52
AXA Aggressive Allocation (t)......................... (39.64)  to (39.19)    (2.31)  to   6.17
AXA Conservative Allocation(t)........................ (11.75)  to (11.01)     3.25   to   5.80
AXA Conservative-Plus Allocation (t).................. (20.02)  to (19.43)     1.31   to   5.49
AXA Moderate Allocation (t)........................... (25.00)  to (24.47)     0.88   to   6.27
AXA Moderate-Plus Allocation (t)...................... (32.35)  to (31.77)    (0.53)  to   6.39
Dreyfus Stock Index Fund, Inc......................... (37.51)  to (37.07)     4.45   to   5.26
EQ/AllianceBernstein Common Stock (t) (x).............             (43.79)                 3.49
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................               3.12                  5.19
EQ/AllianceBernstein International (r) (t)............             (50.57)                11.99
EQ/AllianceBernstein Small Cap Growth (t) (y)......... (44.71)  to (44.66)     5.57   to  16.69
EQ/Ariel Appreciation II (t)..........................             (38.49)                (1.18)
EQ/AXA Rosenberg Value Long/Short Equity (as).........             ( 5.70)                 1.56
EQ/BlackRock Basic Value Equity (t) (af).............. (36.79)  to (36.56)     0.23   to   1.18
EQ/BlackRock International Value (j) (t)..............             (42.86)                10.46
EQ/Bond Index.........................................   4.75   to   5.54      5.86   to   6.65
EQ/Boston Advisors Equity Income (a) (ag)............. (32.79)  to (32.30)     2.92   to   3.70
EQ/Calvert Socially Responsible (c) (i)............... (45.53)  to (45.22)    11.60   to  12.13
EQ/Capital Guardian Growth (t) (ah)...................             (40.41)                 5.48
EQ/Capital Guardian Research (d) (v) (ai) (aj)........ (39.92)  to (39.66)    (1.36)  to   1.66
EQ/Caywood-Scholl High Yield Bond..................... (19.69)  to (19.10)     2.01   to   2.82
EQ/Equity 500 Index (t)...............................             (37.33)                 4.95
EQ/Evergreen International Bond (t)...................               6.48                  9.31
EQ/Evergreen Omega (t)................................             (27.60)                11.33
EQ/GAMCO Mergers and Acquisitions.....................             (13.83)                 3.43
EQ/GAMCO Small Company Value.......................... (31.18)  to (30.65)     8.47   to   9.29
EQ/Government Securities..............................   2.67   to   3.45      5.93   to   6.67
EQ/International Core PLUS (t)........................             (44.86)                15.22
EQ/International Growth............................... (40.74)  to (40.30)    15.35   to  16.19
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............  (8.99)  to  (8.93)     2.96   to   3.11
EQ/JPMorgan Value Opportunities (t)...................             (39.77)                (1.21)
EQ/Large Cap Core PLUS (t)............................             (37.41)                 3.89
EQ/Large Cap Growth Index (t).........................             (36.26)                13.99
EQ/Large Cap Growth PLUS (t)..........................             (38.23)                15.62
EQ/Large Cap Value Index (t)..........................             (56.70)                (5.93)
EQ/Large Cap Value PLUS (t) (z) (ae).................. (43.39)  to (43.19)    (4.45)  to  (0.22)
EQ/Long Term Bond.....................................   4.47   to   5.32      6.84   to   7.64
EQ/Lord Abbett Growth and Income (l) (t).............. (36.67)  to (36.56)     3.37   to   3.48
EQ/Lord Abbett Large Cap Core (t).....................             (30.97)                10.68
EQ/Lord Abbett Mid Cap Value (m) (t).................. (39.02)  to (38.96)     0.48   to   0.58
EQ/Marsico Focus (b) (f).............................. (40.75)  to (40.29)    13.16   to  14.04
EQ/Mid Cap Index (n) (t) (ak)......................... (49.33)  to (49.29)     7.92   to   8.03
EQ/Mid Cap Value PLUS (t).............................             (39.56)                (1.60)
EQ/Money Market (g) (q)...............................   1.65   to   2.34      4.23   to   5.01
EQ/Montag & Caldwell Growth (h)....................... (33.40)  to (32.90)    19.93   to  20.87
EQ/PIMCO Real Return..................................  (4.39)  to  (4.04)    11.05   to  11.46
EQ/Quality Bond PLUS(t)...............................              (6.55)                 4.54
EQ/Short Duration Bond (p)............................  (2.33)  to  (1.76)     4.98   to   5.56
EQ/Small Company Index (t) (an)....................... (34.18)  to (34.13)    (1.83)  to  (0.28)
EQ/T. Rowe Price Growth Stock (u)..................... (42.63)  to (42.19)     6.41   to   7.21
EQ/UBS Growth and Income.............................. (40.45)  to (40.03)     0.39   to   1.17



                                                                         At December 31,
                                                       -----------------------------------------------------
                                                                         Total Return***
                                                                        Lowest to Highest
                                                       -----------------------------------------------------
                                                             2006              2005                 2004
                                                       ----------------  ----------------  -----------------
AIM V.I. Financial Services........................... 16.07% to 16.39%   5.49% to  5.93%   8.34% to   8.68%
AIM V.I. Global Health Care...........................  4.85  to  5.21    7.75  to  8.21    7.15  to   7.54
AIM V.I. Technology................................... 10.13  to 10.51    1.81  to  2.18    6.65  to   7.01
All Asset Allocation (e)..............................  9.35  to 10.19    4.39  to  5.14    7.72  to   8.61
AXA Aggressive Allocation (t).........................           11.05                --                 --
AXA Conservative Allocation(t)........................            3.91                --                 --
AXA Conservative-Plus Allocation (t)..................            5.83                --                 --
AXA Moderate Allocation (t)...........................            7.08                --                 --
AXA Moderate-Plus Allocation (t)......................            8.97                --                 --
Dreyfus Stock Index Fund, Inc......................... 14.68  to 15.52    3.90  to  4.66    9.87  to  10.63
EQ/AllianceBernstein Common Stock (t) (x).............           11.21                --                 --
EQ/AllianceBernstein Intermediate Government
Securities (as).......................................              --                --                 --
EQ/AllianceBernstein International (r) (t)............            5.72                --                 --
EQ/AllianceBernstein Small Cap Growth (t) (y).........           11.71                --                 --
EQ/Ariel Appreciation II (t)..........................           11.75                --                 --
EQ/AXA Rosenberg Value Long/Short Equity (as).........              --                --                 --
EQ/BlackRock Basic Value Equity (t) (af)..............           11.58                --                 --
EQ/BlackRock International Value (j) (t)..............            4.01                --                 --
EQ/Bond Index.........................................  3.11  to  3.86    0.12  to  0.90    0.86  to   1.63
EQ/Boston Advisors Equity Income (a) (ag).............  9.94  to 15.18    5.42  to  5.83   16.94  to  17.48
EQ/Calvert Socially Responsible (c) (i)...............  1.18  to  8.08              3.27                 --
EQ/Capital Guardian Growth (t) (ah)...................            7.63                --                 --
EQ/Capital Guardian Research (d) (v) (ai) (aj)........  7.07  to 11.65              1.86                 --
EQ/Caywood-Scholl High Yield Bond.....................  7.19  to  7.92    1.93  to  2.75    8.90  to   9.68
EQ/Equity 500 Index (t)...............................            9.60                --                 --
EQ/Evergreen International Bond (t)...................            2.59                --                 --
EQ/Evergreen Omega (t)................................           10.49                --                 --
EQ/GAMCO Mergers and Acquisitions.....................            5.46                --                 --
EQ/GAMCO Small Company Value.......................... 17.94  to 18.85    3.56  to  4.33   20.00  to  20.91
EQ/Government Securities..............................  2.84  to  3.67    0.52  to  1.31    0.59  to   1.33
EQ/International Core PLUS (t)........................           10.30                --                 --
EQ/International Growth............................... 24.74  to 25.63   12.14  to 13.01    4.49  to   5.24
EQ/JPMorgan Core Bond (o) (t) (al) (am)...............  0.30  to  2.04                --                 --
EQ/JPMorgan Value Opportunities (t)...................           11.15                --                 --
EQ/Large Cap Core PLUS (t)............................            8.69                --                 --
EQ/Large Cap Growth Index (t).........................            7.80                --                 --
EQ/Large Cap Growth PLUS (t)..........................           10.74                --                 --
EQ/Large Cap Value Index (t)..........................           13.62                --                 --
EQ/Large Cap Value PLUS (t) (z) (ae)..................           10.86                --                 --
EQ/Long Term Bond.....................................  1.32  to  2.11    2.26  to  3.04    7.16  to   7.90
EQ/Lord Abbett Growth and Income (l) (t)..............  3.22  to  7.23                --                 --
EQ/Lord Abbett Large Cap Core (t).....................            6.46                --                 --
EQ/Lord Abbett Mid Cap Value (m) (t)..................  2.30  to 11.55                --                 --
EQ/Marsico Focus (b) (f)..............................  8.58  to 11.77    5.05  to  5.25                 --
EQ/Mid Cap Index (n) (t) (ak).........................  2.79  to 12.72                --                 --
EQ/Mid Cap Value PLUS (t).............................            9.59                --                 --
EQ/Money Market (g) (q)...............................  3.87  to  4.75    0.90  to  1.00                 --
EQ/Montag & Caldwell Growth (h).......................  7.11  to  7.81    4.65  to  5.54    3.29  to   4.02
EQ/PIMCO Real Return..................................  0.09  to  0.43    0.43  to  0.77    4.40  to   4.77
EQ/Quality Bond PLUS(t)...............................            1.89                --                 --
EQ/Short Duration Bond (p)............................  0.50  to  3.51              1.08               1.30
EQ/Small Company Index (t) (an).......................           11.59                --                 --
EQ/T. Rowe Price Growth Stock (u)..................... (4.67) to (3.93)   3.16  to  3.93   12.69  to  13.46
EQ/UBS Growth and Income.............................. 10.34  to 13.32    8.08  to  8.60   12.45  to  12.95

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008


7. Financial Highlights (Continued)


                                                                               At December 31,
                                                         ---------------------------------------------------------
                                                                               Total Return***
                                                                              Lowest to Highest
                                                         ---------------------------------------------------------
                                                                2008                 2007                 2006
                                                         ------------------   ------------------   ---------------
EQ/Van Kampen Comstock (t)..............................            (36.94)               (2.50)             8.69
EQ/Van Kampen Emerging Markets Equity (t) (s)........... (57.41) to (57.35)     41.90 to  42.02     9.41 to 20.51
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao).............. (47.36) to (47.32)      1.14 to  22.41             12.74
EQ/Van Kampen Real Estate (ab) (at)..................... (38.92) to (38.90)   (16.56) to  (8.63)              --
Fidelity VIP Asset Manager..............................            (28.75)               15.55              7.31
Fidelity VIP Contrafund(R) (ac) (ad).................... (43.05) to (42.54)     16.63 to  17.59    10.74 to 11.70
Fidelity VIP Growth and Income..........................            (41.67)               12.09             13.22
Franklin Income Securities (ap) (aq) (ar)............... (29.90) to (29.63)      0.85 to   3.37             17.87
Franklin Rising Dividends Securities....................            (27.39)               (3.01)            16.71
Franklin Zero Coupon 2010...............................               6.91                8.05              2.04
Janus Aspen Series Balanced............................. (16.53) to (16.15)      9.69 to  10.17     9.92 to 10.31
Janus Aspen Series Forty................................ (44.56) to (44.20)     36.00 to  36.98     8.50 to  9.40
Janus Aspen Series International Growth................. (52.38) to (52.12)     27.59 to  28.29    46.13 to 47.02
Janus Aspen Series Mid Cap Growth....................... (44.15) to (43.66)     21.16 to  22.07    12.71 to 13.50
Janus Aspen Series Mid Cap Value........................            (27.92)                7.20             15.02
Janus Aspen Series Worldwide Growth..................... (45.10) to (44.66)      8.73 to   9.60    17.40 to 18.26
MFS(R) Utilities Series................................. (37.90) to (37.69)     27.45 to  27.88    30.80 to 31.27
Multimanager Aggressive Equity (t)......................            (46.68)               11.38             12.44
Multimanager Core Bond (t)..............................               2.46                6.26              1.70
Multimanager Health Care (t)............................            (26.82)                8.97              3.82
Multimanager High Yield (k) (t)......................... (23.58) to (23.51)      3.07 to   3.14     1.56 to  4.67
Multimanager International Equity (t)...................            (47.23)               12.43             12.41
Multimanager Large Cap Core Equity (t)..................            (39.54)                5.00             10.03
Multimanager Large Cap Growth (t).......................            (45.38)               11.24              7.86
Multimanager Large Cap Value (t)........................            (37.45)                3.64             10.80
Multimanager Mid Cap Growth (t).........................            (43.58)               11.91             10.73
Multimanager Mid Cap Value (t)..........................            (35.97)                0.09              8.68
Multimanager Small Cap Growth (w)....................... (42.54) to (42.12)      2.88 to   3.67     9.43 to 10.27
Multimanager Small Cap Value (t)........................            (37.86)               (9.84)            12.19
Multimanager Technology (t).............................            (47.08)               18.22             11.02
Oppenheimer Global Securities Fund/VA...................            (40.52)                5.69             16.95
PIMCO Global Bond (Unhedged)............................            ( 1.19)                9.38              4.27
PIMCO StocksPLUS Growth and Income......................            (42.84)                6.60             14.39
The Universal Institutional Funds, Inc. Emerging
Markets Debt............................................            (14.98)                6.54             10.80
The Universal Institutional Funds, Inc. Global Value
Equity.................................................. (40.37) to (40.15)      6.28 to   6.61    20.75 to 21.21
Van Eck Worldwide Bond..................................               3.64                9.73              6.44
Van Eck Worldwide Emerging Markets......................            (64.77)               37.61             39.50
Van Eck Worldwide Hard Assets...........................            (46.13)               45.36             24.47



                                                                    At December 31,
                                                         ------------------------------------------------------------------
                                                                    Total Return***
                                                                   Lowest to Highest
                                                         ------------------------------------------------------------------
                                                              2006             2004
                                                         --------------   -------------------------
EQ/Van Kampen Comstock (t)..............................             --               --
EQ/Van Kampen Emerging Markets Equity (t) (s)...........             --               --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao)..............             --               --
EQ/Van Kampen Real Estate (ab) (at).....................             --               --
Fidelity VIP Asset Manager..............................           4.04             5.45
Fidelity VIP Contrafund(R) (ac) (ad).................... 15.99 to 16.94   14.47 to 15.51
Fidelity VIP Growth and Income..........................           7.58             5.82
Franklin Income Securities (ap) (aq) (ar)...............           1.25            13.41
Franklin Rising Dividends Securities....................           3.03            10.67
Franklin Zero Coupon 2010...............................           0.94             4.10
Janus Aspen Series Balanced.............................  7.08 to  7.54    7.73 to  8.15
Janus Aspen Series Forty................................ 12.08 to 12.83   17.32 to 18.27
Janus Aspen Series International Growth................. 31.41 to 32.34   18.30 to 18.91
Janus Aspen Series Mid Cap Growth....................... 11.52 to 12.43   19.76 to 20.75
Janus Aspen Series Mid Cap Value........................          10.00            17.76
Janus Aspen Series Worldwide Growth.....................  5.13 to  5.90    3.91 to  4.74
MFS(R) Utilities Series................................. 16.43 to 16.84   29.71 to 30.24
Multimanager Aggressive Equity (t)......................             --               --
Multimanager Core Bond (t)..............................             --               --
Multimanager Health Care (t)............................             --               --
Multimanager High Yield (k) (t).........................             --               --
Multimanager International Equity (t)...................             --               --
Multimanager Large Cap Core Equity (t)..................             --               --
Multimanager Large Cap Growth (t).......................             --               --
Multimanager Large Cap Value (t)........................             --               --
Multimanager Mid Cap Growth (t).........................             --               --
Multimanager Mid Cap Value (t)..........................             --               --
Multimanager Small Cap Growth (w).......................  6.81 to  7.54   11.56 to 12.53
Multimanager Small Cap Value (t)........................             --               --
Multimanager Technology (t).............................             --               --
Oppenheimer Global Securities Fund/VA...................          13.69            18.50
PIMCO Global Bond (Unhedged)............................          (6.95)           10.22
PIMCO StocksPLUS Growth and Income......................           3.10            10.43
The Universal Institutional Funds, Inc. Emerging
Markets Debt............................................          12.27            10.01
The Universal Institutional Funds, Inc. Global
Value Equity............................................  5.43 to  5.87   13.21 to 13.53
Van Eck Worldwide Bond..................................          (3.02)            9.13
Van Eck Worldwide Emerging Markets......................          32.03            25.82
Van Eck Worldwide Hard Assets...........................          51.69            23.97

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the Subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marisco Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2008


7. Financial Highlights (Concluded)

(g)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(k) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006.
(n)  EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3,
     2006.
(o)  EQ/JPMorgan Core Bond was substituted PIMCO Real Return on November 3,
     2006.
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited Term Bond on November 3, 2006.
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006.
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(t)  Units were made available for sale on September 8, 2006.
(u) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 6)
(v) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007. (See Note 6)
(w) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 6)
(x) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 6)
(y) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 6)
(z) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 6)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 6)
(ab) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 6)
(ac) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 6)
(ad) Fidelity VIP Contrafund(R) was substituted for UIF Equity Growth on
     August 17, 2007. (See Note 6)
(ae) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007. (See Note 6)
(af) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 6)
(ag) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 6)
(ah) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 6)
(ai) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 6)
(aj) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 6)
(ak) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 6)
(al) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Income on November 16, 2007. (See Note 6)
(am) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Bond on November 16, 2007. (See Note 6)
(an) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock
     Index on November 16, 2007. (See Note 6)
(ao) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 6)
(ap) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 6)
(aq) Franklin Income Securities was substituted for MFS Total Return on
     November 16, 2007. (See Note 6)
(ar) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 6)
(as) Units were made available for sale on April 27, 2007.
(at) Units were made available for sale on August 17, 2007.

                          INDEX TO FINANCIAL STATEMENTS

                     MONY LIFE INSURANCE COMPANY OF AMERICA



Report of Independent Registered Public Accounting Firm..................   F-1

Financial Statements:

  Balance Sheets, December 31, 2008 and December 31, 2007................   F-2
  Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006.......................................................   F-3
  Statements of Shareholder's Equity and Comprehensive (Loss)
     Income, Years Ended December 31, 2008, 2007 and 2006................   F-4
  Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006.......................................................   F-5
  Notes to Financial Statements..........................................   F-6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of MONY Life Insurance Company of America


In our opinion, the accompanying balance sheets and the related statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2008 and 2007 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company adopted a framework for measuring fair value on January 1, 2008. Also, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.





/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                          2008          2007
                                                                                     ------------   ------------
                                                                                           (IN MILLIONS)
ASSETS

Investments:

   Fixed maturities available for sale, at fair value..............................  $   1,690.2    $   2,027.7
   Mortgage loans on real estate...................................................        176.2          203.8
   Policy loans....................................................................        122.4          116.0
   Other invested assets...........................................................         85.2           53.1
                                                                                     ------------   ------------
     Total investments.............................................................      2,074.0        2,400.6
Cash and cash equivalents..........................................................        115.9           52.5
Amounts due from reinsurers........................................................        174.8          136.4
Deferred policy acquisition costs..................................................        151.7          145.0
Value of business acquired.........................................................        222.4          232.9
Other assets.......................................................................         43.1           26.3
Separate Accounts' assets..........................................................      1,726.8        3,009.5
                                                                                     ------------   ------------

TOTAL ASSETS                                                                         $   4,508.7    $   6,003.2
                                                                                     ============   ============

LIABILITIES

Policyholders' account balances....................................................  $   1,822.1    $   1,915.3
Future policy benefits and other policyholders liabilities.........................        397.3          353.1
Other liabilities..................................................................         66.1           46.8
Note payable to affiliate..........................................................         23.6           27.3
Income taxes payable...............................................................         22.4           51.9
Separate Accounts' liabilities.....................................................      1,726.8        3,009.5
                                                                                     ------------   ------------
     Total liabilities.............................................................      4,058.3        5,403.9
                                                                                     ------------   ------------

Commitments and contingent liabilities (Notes 2, 5, 8, 9, 14 and 15)

SHAREHOLDER'S EQUITY

Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding..............................................          2.5            2.5
Capital in excess of par value.....................................................        510.8          501.7
Retained earnings..................................................................         55.5          121.6
Accumulated other comprehensive loss...............................................       (118.4)         (26.5)
                                                                                     ------------   ------------
     Total shareholder's equity....................................................        450.4          599.3
                                                                                     ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY.........................................  $   4,508.7    $   6,003.2
                                                                                     ============   ============




                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                  2008            2007            2006
                                                           --------------   ---------------   --------------
                                                                             (IN MILLIONS)
REVENUES

Variable life and investment-type product policy
    fee income.........................................    $       147.4    $        160.7    $       150.0
Premiums...............................................             44.6              45.8             49.9
Net investment income..................................            126.3             137.3            141.4
Investment losses, net.................................            (38.8)            (22.0)            (1.2)
Other income...........................................             18.5              16.1             15.5
                                                           --------------   ---------------   --------------
      Total revenues...................................            298.0             337.9            355.6
                                                           --------------   ---------------   --------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits................................            119.6             100.1             98.1
Interest credited to policyholders' account balances...             73.4              79.5             86.1
Compensation and benefits..............................             29.1              21.4             27.4
Commissions............................................             43.0              44.9             36.7
Interest expense.......................................              1.7               2.0              2.2
Amortization of deferred policy acquisition costs and
    value of business acquired.........................             88.0              74.2             55.4
Capitalization of deferred policy acquisition costs....            (36.6)            (36.4)           (27.2)
Rent expense...........................................              4.7               3.6              3.7
Other operating costs and expenses.....................             35.4              33.8             16.5
                                                           --------------   ---------------   --------------
      Total benefits and other deductions..............            358.3             323.1            298.9
                                                           --------------   ---------------   --------------

(Loss) earnings before income taxes....................            (60.3)             14.8             56.7
Income taxes...........................................             (5.8)             (1.1)           (17.3)
                                                           --------------   ---------------   --------------

(Loss) earnings from continuing operations.............            (66.1)             13.7             39.4
Gain on disposal of discontinued operations,
    net of income taxes................................              -                 -                 .7
                                                           --------------   ---------------   --------------

Net (Loss) Earnings....................................   $        (66.1)   $         13.7    $        40.1
                                                           ==============   ===============   ==============




                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
       STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                             2008              2007              2006
                                                                       --------------    ---------------    --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year..............    $         2.5     $          2.5     $         2.5
                                                                       --------------    ---------------    --------------

Capital in excess of par value, beginning of year..................            501.7              498.5             495.8
Changes in capital in excess of par value..........................              9.1                3.2               2.7
                                                                       --------------    ---------------    --------------
Capital in excess of par value, end of year........................            510.8              501.7             498.5
                                                                       --------------    ---------------    --------------

Retained earnings, beginning of year...............................            121.6              107.9              67.8
Net (loss) earnings................................................            (66.1)              13.7              40.1
                                                                       --------------    ---------------    --------------
Retained earnings, end of year.....................................             55.5              121.6             107.9
                                                                       --------------    ---------------    --------------

Accumulated other comprehensive loss, beginning of year............            (26.5)             (11.1)             (5.6)
Other comprehensive loss...........................................            (91.9)             (15.4)             (5.5)
                                                                       --------------    ---------------    --------------
Accumulated other comprehensive loss, end of year..................           (118.4)             (26.5)            (11.1)
                                                                       --------------    ---------------    --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR............................    $       450.4     $        599.3     $       597.8
                                                                       ==============    ===============    ==============



                                                                             2008              2007              2006
                                                                       --------------    ---------------    --------------
                                                                                           (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME

Net (loss) earnings................................................    $       (66.1)    $         13.7     $        40.1
                                                                       --------------    ---------------    --------------

Change in unrealized losses, net of reclassification adjustment....            (91.9)             (15.4)             (5.5)
                                                                       --------------    ---------------    --------------
Other comprehensive loss...........................................            (91.9)             (15.4)             (5.5)
                                                                       --------------    ---------------    --------------

COMPREHENSIVE (LOSS) INCOME........................................    $      (158.0)    $         (1.7)    $        34.6
                                                                       ==============    ===============    ==============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                                      2008              2007             2006
                                                                                --------------     --------------    --------------
                                                                                                   (IN MILLIONS)
Net (loss) earnings ........................................................... $       (66.1)     $        13.7     $        40.1
   Adjustments to reconcile net earnings to net cash provided by operating activities:
      Interest credited to policyholders' account balances.....................          73.4               79.5              86.1
      Variable life and investment-type product policy fee income..............        (147.4)            (160.7)           (150.0)
      Change in accrued investment income......................................           1.0                2.1               (.7)
      Investment losses, net...................................................          38.8               22.9               1.2
      Change in deferred policy acquisition costs and
         value of business acquired............................................          51.4               37.8              28.2
      Change in future policy benefits.........................................          12.6               15.9              25.7
      Change in other policyholders liabilities................................          34.7               (8.0)             17.0
      Change in income tax payable.............................................          19.9               (3.7)             17.3
      Provision for depreciation and amortization..............................           6.7                7.7              12.1
      Gain on disposal of discontinued operations..............................           -                  -                 (.7)
      Dividend from AllianceBernstein..........................................           4.7                6.4               4.8
      Other, net...............................................................           (.4)               7.4             (16.3)
                                                                                 -------------     --------------    --------------

Net cash provided by operating activities......................................          29.3               21.0              64.8
                                                                                 -------------     --------------    --------------

Cash flows from investing activities:
    Maturities and repayments of fixed maturities and mortgage loans...........         190.1              261.1             299.8
    Sales of investments.......................................................          30.7               69.0              61.1
    Purchases of investments...................................................        (128.4)            (260.4)           (414.8)
    Other, net.................................................................          (4.5)             (14.8)            (10.3)
                                                                                 -------------     --------------    --------------

Net cash provided by (used in) investing activities............................          87.9               54.9             (64.2)
                                                                                --------------     --------------    --------------

Cash flows from financing activities:
   Policyholders' account balances:
   Deposits....................................................................         287.0              334.0             392.9
   Withdrawals and transfers to Separate Accounts..............................        (337.2)            (416.0)           (463.9)
   Repayments of note to affiliate.............................................          (3.6)              (3.4)             (3.2)
   Other, net  ................................................................           -                  3.2               2.7
                                                                                --------------     --------------    --------------

Net cash used by financing activities..........................................         (53.8)             (82.2)            (71.5)
                                                                                --------------     --------------    --------------

Change in cash and cash equivalents............................................          63.4               (6.3)            (70.9)
Cash and cash equivalents, beginning of year...................................          52.5               58.8             129.7
                                                                                --------------     --------------    --------------

Cash and Cash Equivalents, End of Year......................................... $       115.9      $        52.5     $        58.8
                                                                                ==============     ==============    ==============

Supplemental cash flow information:

   Interest Paid............................................................... $         1.7      $         2.0     $         2.2
                                                                                ==============     ==============    ==============
Schedule of non-cash financing activities:

   Shared-based Programs....................................................... $          .7      $         3.1     $         2.7
                                                                                ==============     ==============    ==============


                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS

1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is to provide life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group").

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The years "2008", "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $139.8 million and $90.0 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on MLOA's results of operations or financial position.

      Effective January 1, 2008, SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

      Effective January 1, 2008, MLOA adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. MLOA's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance contract treated as a derivative, resulting in an increase in net loss of $0.6 million, related to an increase in the fair value of the GMIB reinsurance contract liability of $1.4 million, offset by a decrease in related deferred policy acquisition ("DAC") amortization of $0.4 million and a decrease of $0.4 million to income taxes. The increase in the GMIB reinsurance contract's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

      On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed until December 31, 2009 the application of SFAS No. 157 to MLOA's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

      On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in MLOA's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. Nonetheless, the determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. Management considered the guidance provided by FSP SFAS No. 157-3 in determining the fair value of financial assets at December 31, 2008 and determined that it did not have a significant impact on MLOA's results of operations or financial position. At December 31, 2008, the fair value of MLOA's CMBS portfolio was $100.8 million.

      Effective January 1, 2008, MLOA adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
      o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
      o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
      o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

      In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FASB Staff Position ("FSP") SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

      Effective January 1, 2007, and as more fully described in Note 11 to the Financial StatementS, MLOA adopted FASB Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, no adjustment to MLOA's January 1, 2007 retained earnings for unrecognized tax benefits was required.

      On January 1, 2007, MLOA adopted the AICPA SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on MLOA's results of operations or financial position.

      On December 31, 2006, AXA Financial Group implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over- or under-funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 has no impact on AXA Financial Group as it already uses a December 31 measurement date for all of its plan assets and benefits obligations. The adoption of SFAS No. 158 did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2006, AXA Financial Group, including MLOA, adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of AXA Financial Group's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans.

      AXA Financial Group used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in MLOA's statements of operations over the awards' remaining future service/vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      AXA Financial Group, including MLOA, also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

      New Accounting Pronouncements
      -----------------------------

      On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS 132(R), "Disclosure about Plan Assets," to require additional disclosures, about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

      On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (an amendment of FASB Statement No. 133), which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trust ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation of FIN 46(R), "Consolidation of Variable Interest Entities, Revised," are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included in other equity investments. Certain partnerships report their results on a one quarter lag basis.

      Equity securities include common stock classified as available for sale securities are carried at fair value and are included in Other invested assets.

      Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included in Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to DAC and VOBA related to variable life and investment-type products.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

        Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

        Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

        Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

      Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprise approximately 43.9% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company in connection with its adoption of SFAS No. 157 and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

      The Level 2 classification continues to include AAA-senior CMBS, AAA-rated mortgage- and asset- backed securities, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors. During 2008, no CMBS securities were transferred from Level 2 to Level 3 classification.

      Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2008 were approximately $22.7 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. In addition, approximately $91.4 million of mortgage- and asset-backed securities, including $86.5 million of CMBS, are classified as Level 3 at December 31, 2008 as the observability of market inputs to the valuation models used for pricing certain of these securities has deteriorated coincident with recent market events that have reduced overall liquidity and trading activity in these sectors. MLOA applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance contract which is accounted for as a derivative contract in accordance with SFAS No. 133. The GMIB reinsurance contract reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. It incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index.

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This matching is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the 2004 acquisition by AXA Financial, was established in accordance with business combination purchase accounting guidance as set forth in SFAS No.141, "Business Combinations". VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For variable life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009, which is within the maximum and minimum limitations.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

      The investment results of Separate Accounts, including unrealized (losses) gains on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2008, 2007 and 2006, investment results of such Separate Accounts were $(835.3) million, $272.1 million and $361.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)    INVESTMENTS

      Fixed Maturities
      ----------------
      The following table provides additional information relating to fixed maturities.

                                                                          GROSS              GROSS
                                                     AMORTIZED         UNREALIZED          UNREALIZED
                                                        COST              GAINS              LOSSES          FAIR VALUE
                                                   ---------------   ----------------   -----------------  ---------------
                                                                               (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate...........................   $     1,572.4      $       10.7      $      152.0       $    1,431.1
            Mortgage and Asset Backed...........           177.3                .7              50.9              127.1
            U.S. Treasury, government
              and agency securities.............            47.9               3.3               -                 51.2
            States and political subdivisions...             1.1               -                  .1                1.0
            Foreign governments.................             4.1                .5               -                  4.6
            Redeemable preferred stock..........           131.8               -                56.6               75.2
                                                   ---------------   ----------------   -----------------  ---------------
              Total Available for Sale..........   $     1,934.6      $       15.2      $      259.6       $    1,690.2
                                                   ===============   ================   =================  ===============

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate...........................   $     1,620.3      $       10.5      $       27.6       $    1,603.2
            Mortgage and Asset Backed...........           208.4                .4              29.0              179.8
            U.S. Treasury, government and
              agency securities.................           114.7               2.0               -                116.7
            States and political subdivisions...             1.1               -                 -                  1.1
            Foreign governments.................             4.1                .1               -                  4.2
            Redeemable preferred stock..........           134.5                .5              12.3              122.7
                                                   ---------------   ----------------   -----------------  ---------------
              Total Available for Sale..........   $     2,083.1      $       13.5      $       68.9       $    2,027.7
                                                   ===============   ================   =================  ===============

      MLOA determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                         AVAILABLE FOR SALE
                                                                  ---------------------------------
                                                                     AMORTIZED
                                                                       COST           FAIR VALUE
                                                                  --------------     --------------
                                                                            (IN MILLIONS)
      Due in one year or less..................................   $        52.8      $       52.7
      Due in years two through five............................           579.0             544.9
      Due in years six through ten.............................           856.7             767.5
      Due after ten years......................................           137.0             122.8
                                                                  --------------     --------------
         Subtotal..............................................         1,625.5           1,487.9
      Mortgage and Asset Backed................................           177.3             127.1
                                                                  --------------     --------------
      Total....................................................   $     1,802.8      $    1,615.0
                                                                  ==============     ==============

      Bonds that are not due at a single maturity date have been included in the contractual maturity table above in the final maturity year. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

      The following table discloses the 294 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve-month period and greater than a twelve month period as of December 31, 2008:

                                          LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                     ----------------------------  ----------------------------   -----------------------------
                                                                                                                      GROSS
                                                     UNREALIZED                    UNREALIZED                      UNREALIZED
                                      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES        FAIR VALUE        LOSSES
                                     -------------  -------------  -------------  -------------   -------------   -------------
                                                                            (IN MILLIONS)
       Fixed Maturities:
         Corporate.................  $      792.4   $      (72.0)  $      333.0   $      (80.0)   $    1,125.4    $     (152.0)
         Mortgage and
            Asset Backed...........          14.9           (1.2)          89.4          (49.7)          104.3           (50.9)
         U.S. Treasury,
           government and agency
           securities..............           -              -              -              -               -               -
         States and political
           subdivisions............           1.0            (.1)           -              -               1.0             (.1)
         Foreign governments.......           -              -              -              -               -               -
         Redeemable
           preferred stock.........          11.5           (7.2)          63.7          (49.4)           75.2           (56.6)
                                     -------------  -------------  -------------  -------------   -------------   -------------
       Total Temporarily
         Impaired Securities.......  $      819.8   $      (80.5)  $      486.1   $     (179.1)   $    1,305.9    $     (259.6)
                                     =============  =============  =============  =============   =============   =============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $87.7 million, or 4.5%, of the $1,934.6 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, MLOA owned $4.9 million in RMBS backed by subprime residential mortgage loans, 84% of which are rated AA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2008, MLOA had $1.0 million of fixed maturities which were non-income producing for the twelve months preceding that date.

      Mortgage Loans
      --------------
      During 2008, 2007 and 2006, respectively, MLOA's average recorded investment in impaired mortgage loans was $0.2 million, $0.8 million and $3.1 million.

      There was no interest income on impaired mortgage loans in 2008 and 2007; interest income recognized on impaired mortgage loans totaled $0.3 million for 2006.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007, there were no mortgage loans classified as nonaccrual; there were no mortgage loans classified as nonaccrual at December 31, 2008.

      There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                                December 31,
                                                                                    2007
                                                                               --------------
                                                                                (In Millions)
      Impaired mortgage loans with investment valuation allowances...........   $         -
      Impaired mortgage loans without investment valuation allowances........            .3
                                                                               --------------
      Recorded investment in impaired mortgage loans.........................            .3
      Investment valuation allowances........................................             -
                                                                               --------------
      Net Impaired Mortgage Loans............................................   $         .3
                                                                               ==============

      There were no investment valuation allowances for mortgage loans on real estate in 2008 and 2007.

      Other Invested Assets
      ---------------------
      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2008 and 2007 were $2.9 million and $2.9 million, respectively.

      In December 2008, MLOA purchased 1.4 million AllianceBernstein Units from AXA Equitable. MLOA paid $25.0 million for these units and recorded additional paid-in capital of $8.2 million on this transaction.

      The following presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate:

                                                    ALLIANCEBERNSTEIN UNITS
                                                    -----------------------
                                                        (IN MILLIONS)
      Balance at January 1, 2007................   $           49.8
      Equity in net earnings....................                5.9
      Dividends received........................               (6.4)
                                                   ------------------------
      Balance at December 31, 2007..............               49.3
                                                   ------------------------
      Purchase of units.........................               33.2
      Equity in net earnings....................                3.9
      Dividends received........................               (4.7)
                                                   ------------------------
      Balance at December 31, 2008..............   $           81.7
                                                   ========================

4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset at December 31, 2008 and 2007:

                                                      ACCUMULATED
                                     GROSS CARRYING   AMORTIZATION
                                         AMOUNT       AND OTHER (1)        NET
                                     -------------- ---------------- --------------
                                                (IN MILLIONS)
      VOBA
      ----
        DECEMBER 31, 2008..........  $     416.5    $     (194.1)    $      222.4
                                     ============== ================ ==============

        December 31, 2007..........  $     416.5    $     (183.6)    $      232.9
                                     ============== ================ ==============

      (1) Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 MODCO recapture.

      For 2008, 2007 and 2006, total amortization expense related to VOBA was $58.1 million, $59.7 million and $44.4 million, respectively. VOBA amortization is estimated to range between $41.6 million and $21.1 million annually through 2013.

5)    FAIR VALUE DISCLOSURES

      Assets measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008


                                                     LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
                                                  ------------   ------------    -------------   ------------
                                                                        (IN MILLIONS)
  ASSETS
  Investments:
    Fixed maturities available for sale....       $      12.7    $   1,535.0      $     142.5    $   1,690.2
    Other equity investments...............                .5            -                -               .5
    Trading securities.....................               -              -                -              -
    Other invested assets..................               -              -                -              -
  Cash equivalents.........................             109.4            -                -            109.4
  GMIB reinsurance contracts...............               -              -                8.3            8.3
  Separate Accounts' assets................           1,712.3           14.5              -          1,726.8
                                                  ------------   ------------    -------------   ------------
       Total Assets........................       $   1,834.9    $   1,549.5      $     150.8    $   3,535.2
                                                  ============   ============    =============   ============

      A reconciliation for all Level 3 assets for December 31, 2008 follows:


                               LEVEL 3 INSTRUMENTS
                        FAIR VALUE MEASUREMENTS - ASSETS


                                                                            FIXED
                                                                          MATURITIES           GMIB
                                                                          AVAILABLE        REINSURANCE
                                                                           FOR SALE         CONTRACTS
                                                                         -------------    --------------
                                                                                  (IN MILLIONS)

      BALANCE, DECEMBER 31, 2007.................................        $      167.0     $         (.1)
        Impact of adopting SFAS No. 157, included in earnings....                 -                (1.4)
                                                                         -------------    --------------
       BALANCE, JANUARY 1, 2008..................................               167.0              (1.5)
                                                                         -------------    --------------
        Total gains (losses), realized and unrealized, included in:
          Earnings as:
           Net investment income.................................                 (.2)              -
           Investment (losses) gains, net........................               (10.0)              -
           Other income..........................................                 -                 9.0
                                                                         -------------    --------------
                 Subtotal........................................               (10.2)              9.0
                                                                         -------------    --------------
          Other comprehensive income.............................               (24.4)              -
        Purchases/issuances and sales/settlements, net...........               (14.9)               .8
        Transfers into/out of Level 3(1).........................                25.0               -
                                                                         -------------    --------------
      BALANCE, DECEMBER 31, 2008.................................        $      142.5     $         8.3
                                                                         =============    ==============

      (1) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

      The table below details changes in unrealized gains (losses) for the 2008 by category for Level 3 assets still held at December 31, 2008:

                                                                                           OTHER
                                                                      EARNINGS:        COMPREHENSIVE
                                                                    OTHER INCOME           INCOME
                                                                  ----------------     ---------------
                                                                            (IN MILLIONS)
      STILL HELD AT DECEMBER 31, 2008:
         CHANGE IN UNREALIZED GAINS OR LOSSES
           Fixed maturities available for sale....                $        -           $        (24.4)
           Other equity investments...............                         -                      -
           Other invested assets..................                         -                      -
           Cash equivalents.......................                         -                      -
           Segregated securities..................                         -                      -
           GMIB reinsurance contracts..................                    9.0                    -
           Separate Accounts' assets...................                    -                      -
                                                                  ----------------     ---------------
               Total...................................           $        9.0         $        (24.4)
                                                                  ================     ===============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, there were no assets measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 8 of Notes to Financial Statements are presented below:

                                                                                    DECEMBER 31,
                                                         -----------------------------------------------------------
                                                                      2008                          2007
                                                         ----------------------------   ----------------------------
                                                            CARRYING                     Carrying
                                                             VALUE        FAIR VALUE       Value        Fair Value
                                                         -------------  -------------   ------------  --------------
                                                                                (IN MILLIONS)
        Mortgage loans on real estate...................  $      176.2   $     176.9    $     203.8   $       205.2
        Policyholders liabilities: investment contracts.         326.2         334.5          344.2           362.5
        Note payable to affiliate.......................          23.6          23.6           27.3            27.3


6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                         GMDB            GMIB          TOTAL
                                                                    --------------   -------------  -------------
                                                                                     (IN MILLIONS)

      Balance at January 1, 2006...................................  $         .7     $       .2     $        .9
         Paid guarantee benefits ..................................          (2.2)           -              (2.2)
         Other changes in reserve..................................           2.2             .2             2.4
                                                                    --------------   -------------  -------------
      Balance at December 31, 2006.................................            .7             .4             1.1
         Paid guarantee benefits...................................          (1.3)           -              (1.3)
         Other changes in reserve..................................           1.8             .1             1.9
                                                                    --------------   -------------  -------------
      Balance at December 31, 2007.................................           1.2             .5             1.7
         Paid guarantee benefits...................................          (2.3)           -              (2.3)
         Other changes in reserve..................................           6.7            2.5             9.2
                                                                    --------------   -------------  -------------
      Balance at December 31, 2008.................................  $        5.6     $      3.0     $       8.6
                                                                    ==============   =============  =============

      Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                           --------------
                                                            (IN MILLIONS)
      Balance at January 1, 2006..........................  $         .2
        Paid guarantee benefits ceded.....................           (.1)
        Other changes in reserve..........................            .5
                                                           --------------
      Balance at December 31, 2006........................            .6
        Paid guarantee benefits...........................           (.3)
        Other changes in reserve..........................            .9
                                                           --------------
      Balance at December 31, 2007........................           1.2
         Paid guarantee benefits..........................           (.6)
         Other changes in reserve.........................           2.2
                                                           --------------
      Balance at December 31, 2008........................  $        2.8
                                                           ==============

      The December 31, 2008 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN
                                                 OF
                                               PREMIUM      RATCHET      ROLL-UP         COMBO          TOTAL
                                             ----------   ----------   -----------     ----------   ------------
                                                                   (IN MILLIONS)
      GMDB:
      -----
       Account values invested in:
           General Account..............     $   135      $   209             N/A      $    28      $      372
           Separate Accounts............     $   412      $   623             N/A      $    94      $    1,129
       Net amount at risk, gross........     $    24      $   283             N/A      $    53      $      360
       Net amount at risk, net of
          amounts reinsured.............     $    24      $   221             N/A      $     9      $      254
       Average attained age of
         contractholders................          63.5         63.6           N/A           63.0            63.5
       Percentage of contractholders
         over age 70....................          20.3%        19.9%          N/A           15.5%
       Range of contractually specified
         interest rates.................         N/A          N/A             N/A            5.0%

      GMIB:
      -----
       Account values invested in:
           General Account..............         N/A          N/A      $       28          N/A      $       28
           Separate Accounts............         N/A          N/A      $       93          N/A      $       93
       Net amount at risk, gross........         N/A          N/A      $       13          N/A      $       13
       Net amount at risk, net of
          amounts reinsured.............         N/A          N/A      $        -          N/A      $        -
       Weighted average years
          remaining until
          annuitization.................         N/A          N/A               3.6        N/A               3.6
       Range of contractually specified
          interest rates................         N/A          N/A               5.0%       N/A

      B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
         -----------------------------------------------------------------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                   DECEMBER 31,
                                                        ------------------------------
                                                             2008             2007
                                                        --------------  --------------
                                                                (IN MILLIONS)
      GMDB:
      -----
         Equity......................................    $      843      $     1,708
         Fixed income................................           187              258
         Balanced....................................            23               39
         Other.......................................            76               79
                                                        --------------  --------------
         Total.......................................    $    1,129      $     2,084
                                                        ==============  ==============

      GMIB:
      -----
         Equity......................................    $       68      $       133
         Fixed income................................            19               24
         Balanced....................................             -                -
         Other.......................................             6                7
                                                        --------------  --------------
         Total.......................................    $       93      $       164
                                                        ==============  ==============

      C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
          ------------------------------------------------------------------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2008 and 2007, MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

7)    REINSURANCE

      MLOA uses a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer is obligated to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable should the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for second-to-die products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MLOA variable annuity are similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20.0 million on single-life policies and $25.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Since September 2006, the no lapse guarantee riders on the new variable life product have been reinsured on a 90% first dollar quota share basis through AXA Financial (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2008 and 2007, respectively, reinsurance recoverables related to insurance contracts amounted to $174.8 million and $136.4 million, of which $57.9 million and $58.5 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                            2008          2007          2006
                                                        ------------  ------------  ------------
                                                                      (IN MILLIONS)
            Direct premiums............................ $    75.2     $     82.3    $    88.9
            Assumed....................................       3.5            -            -
            Reinsurance ceded..........................     (34.1)         (36.5)       (39.0)
                                                        ------------  ------------  ------------
            Premiums................................... $    44.6     $     45.8    $    49.9
                                                        ============  ============  ============

            Variable Life and Investment-type
               Product Policy Fee Income Ceded......... $    32.4     $     32.9    $    32.4
                                                        ============  ============  ============
            Policyholders' Benefits Ceded.............. $    86.0     $     47.6    $    64.9
                                                        ============  ============  ============


8)    RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates, AXA Equitable and MONY Life, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $57.1 million, $45.9 million and $49.6 million for 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, respectively, MLOA reported an $8.2 million and $2.8 million payable to AXA Equitable in connection with its service agreement.

      Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable and, beginning in 2008, MLOA on a one-year term basis. Premiums earned in 2008 under this arrangement totaled approximately $2.5 million. Claims and expenses paid in 2008 totaled approximately $2.2 million.

      As more fully described in Note 7 in Notes to Financial Statements, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda. MLOA reported $0.4 million and $0.4 million of ceded premiums for 2008 and 2007, respectively.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.2 million, $2.2 million, and $2.3 million for 2008, 2007 and 2006, respectively, related to these agreements.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note is $23.6 million and $27.3 million at December 31, 2008 and 2007, respectively.

9)    SHARE-BASED COMPENSATION

      For 2008, 2007 and 2006, respectively, MLOA recognized compensation costs of $1.3 million, $3.9 million and $3.0 million, for share-based payment arrangements. Effective January 1, 2006, MLOA adopted SFAS No. 123(R), "Share-Based Payment," that required compensation costs for these programs to be recognized in the financial statements on a fair value basis.

      MLOA recognized compensation costs of $0.7 million, $1.1 million and $1.3 million related to employee stock options for 2008, 2007 and 2006, respectively.

      As of December 31, 2008, approximately $0.6 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 5.57 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $0.7 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008, MLOA recognized compensation expense of approximately $0.2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 or 2011 under terms then-to-be-determined and approved by the AXA Management Board.

10)   NET INVESTMENT INCOME AND INVESTMENT LOSSES, NET

      The sources of net investment income follow:

                                                2008           2007          2006
                                            ------------   -----------   ----------
                                                          (IN MILLIONS)
 Fixed maturities........................   $     111.1    $    116.3    $   113.3
 Mortgage loans on real estate...........          13.1          17.1         23.7
 Policy loans............................           7.5           7.1          6.3
 Derivative instruments..................          (1.0)           .5           .3
 Other equity investments................           (.7)          (.6)         (.5)
 Other investment income.................           2.2           4.1          4.2
                                            ------------   -----------   ----------

 Gross investment income.................         132.2         144.5        147.3
 Investment expenses.....................          (5.9)         (7.2)        (5.9)
                                            ------------   -----------   ----------

 Net Investment Income...................   $     126.3    $    137.3    $   141.4
                                            ============   ===========   ==========

      Investment losses, net including changes in the valuation allowances follow:

                                                2008           2007         2006
                                            ------------   -----------   ----------
                                                          (IN MILLIONS)
    Fixed maturities.....................   $     (38.7)   $    (22.0)   $    (2.3)
    Mortgage loans on real estate........           (.1)          -             1.1
                                            ------------   -----------   ----------
    Investment Losses, Net...............   $     (38.8)   $    (22.0)   $    (1.2)
                                            ============   ===========   ==========

      Writedowns of fixed maturities amounted to $38.4 million, $19.8 million and $3.7 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for 2008, 2007 and 2006.

      For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $35.3 million, $70.4 million and $55.9 million. Gross gains of $0.4 million, zero and $2.8 million and gross losses of $0.6 million, $3.8 million and $1.2 million, respectively, were realized on these sales in 2008, 2007 and 2006, respectively. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $189.0 million, $28.7 million and $12.4 million, respectively.

      The net unrealized investment losses included in the balance sheets as a component of accumulated other comprehensive loss and the changes for the corresponding years, on a line-by-line basis, follow:

                                                           2008           2007            2006
                                                      ------------    ------------    ------------
                                                                     (IN MILLIONS)
Balance, beginning of year.........................   $     (26.5)    $     (11.1)    $      (5.6)
Changes in unrealized investment losses............        (189.0)          (28.7)          (12.3)
Changes in unrealized investment losses
  attributable to:
     DAC and VOBA.................................           47.6             5.0             3.9
     Deferred income taxes........................           49.5             8.3             2.9
                                                      ------------    ------------    ------------
Balance, End of Year..............................    $    (118.4)    $     (26.5)    $     (11.1)
                                                      ============    ============    ============


Balance, end of period comprises:
   Unrealized investment losses on
      fixed maturities.............................   $    (244.4)    $     (55.4)    $     (26.7)
   Amounts of unrealized investment gains (losses)
      attributable to:
        DAC and VOBA...............................          62.2            14.6             9.6
        Deferred income taxes......................          63.8            14.3             6.0
                                                      ------------    ------------    ------------
Total.............................................    $    (118.4)    $     (26.5)    $     (11.1)
                                                      ============    ============    ============

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

11)   INCOME TAXES

      A summary of the income tax expense in the statements of earnings follows:

                                                          2008            2007            2006
                                                      ------------    ------------    ------------
                                                                     (IN MILLIONS)
   Income tax expense:
     Current (benefit) expense..............          $     (18.2)    $       2.0     $      10.7
     Deferred expense (benefit).............                 24.0             (.9)            6.6
                                                      ------------    ------------    ------------
   Total....................................          $       5.8     $       1.1     $      17.3
                                                      ============    ============    ============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                          2008            2007            2006
                                                      ------------    ------------    ------------
                                                                     (IN MILLIONS)
   Tax at statutory rate......................        $     (21.1)    $       5.2     $      19.8
   Dividends received deduction...............               (1.2)           (1.2)           (2.7)
   Low income housing credit..................                (.5)           (3.1)            -
   Intercompany and IRS tax settlements.......               29.3               -             -
   Other......................................                (.7)             .2             0.2
                                                      ------------    ------------    ------------
   Income Tax Expense.........................        $       5.8     $       1.1     $      17.3
                                                      ============    ============    ============

      The components of the net deferred income taxes are as follows:

                                                     DECEMBER 31, 2008                  December 31, 2007
                                              ---------------------------------  ---------------------------------
                                                  ASSETS         LIABILITIES         Assets         Liabilities
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Reserves and reinsurance...............  $      208.7      $       -        $      205.2      $       -
      DAC....................................          67.6              -                 -                8.4
      VOBA...................................           -               64.8               -               81.5
      Investments............................           -              223.6               -              163.5
      Goodwill and other intangible assets...           -               10.1               -               10.2
      Other..................................           -                3.5               6.8              -
                                              ---------------   ---------------  ---------------   ---------------
      Total..................................  $      276.3      $     302.0      $      212.0      $     263.6
                                              ===============   ===============  ===============   ===============

      At December 31, 2008, MLOA had no Federal tax loss carryforwards.

      The IRS completed its examination of tax years 2002 through July 8, 2004, the date of MLOA's acquisition by AXA Financial, and issued a Revenue Agent's Report during third quarter 2008 that covered tax years 2002 through July 8, 2004 as well as amended returns for tax years 1998 through 2001. MLOA agreed to all of the proposed adjustments.

      As a result of the implementation of FIN 48 as of January 1, 2007, the amount of unrecognized tax benefits was $17.0 million. At January 1, 2007 all of the unrecognized tax benefits affected the effective tax rate. At December 31, 2008 and 2007, respectively, the total amount of unrecognized tax benefits was $15.1 million and $17.8 million, all of which would affect the effective tax rate.

      MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $0.8 million and $7.0 million, respectively. Tax expense for 2008 reflected a benefit of $6.2 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2008                2007
                                                                             ------------------   -----------------
                                                                                        (IN MILLIONS)
      Balance, beginning of year.....................................        $        10.8        $        10.8
      Additions for tax positions of prior years.....................                  9.7                  1.8
      Reductions for tax positions of prior years....................                 (4.0)                (1.8)
      Additions for tax positions of current years...................                  2.0                   .9
      Reductions for tax positions of current years..................                  -                    (.9)
      Settlements with tax authorities...............................                 (4.1)                 -
      Reductions as a result of a lapse of the applicable
         statute of limitations......................................                  -                    -
                                                                             ------------------   -----------------
      Balance, End of Year...........................................        $        14.4        $        10.8
                                                                             ==================   =================


      IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12)   DISCONTINUED OPERATIONS

      In 2006, one real estate property with a book value of $1.6 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. In third quarter 2006, this property was sold resulting in a gain of $1.1 million pre-tax ($0.7 million post-tax). At December 31, 2008 and 2007, no equity real estate was classified as held-for-sale.

13)   ACCUMULATED OTHER COMPREHENSIVE LOSS

      Accumulated other comprehensive loss represents cumulative gains and losses on items that are reflected in earnings. The balances for the past three years follow:

                                                                       DECEMBER 31,
                                                    --------------------------------------------------
                                                         2008              2007              2006
                                                    --------------    --------------    --------------
                                                                      (IN MILLIONS)
Net unrealized losses on investments:
   Net unrealized losses arising
      during the period..........................   $      (189.3)    $       (30.9)    $       (12.3)
   Losses  reclassified into net earnings
      during the period..........................              .3               2.2               -
                                                    --------------    --------------    --------------
Net unrealized losses on investments.............          (189.0)            (28.7)            (12.3)
Adjustments for DAC and VOBA and
    deferred income taxes........................            97.1              13.3               6.8
                                                    --------------    --------------    --------------
 Total Accumulated Other Comprehensive Loss......   $       (91.9)    $       (15.4)    $        (5.5)
                                                    ==============    ==============    ==============


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had no commitments under existing mortgage loan agreements at December 31, 2008.

15)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2008, 2007 and 2006, MLOA's statutory net (loss) gain was $(68.2) million, $7.3 million and $27.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $196.7 million and $321.0 million at December 31, 2008 and 2007, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2008, 2007 and 2006.

      At December 31, 2008, MLOA, in accordance with various government and state regulations, had $5.1 million of securities deposited with such government or state agencies.

      At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                                THREE MONTHS ENDED
                                                     -------------------------------------------------------------------------
                                                        MARCH 31,          JUNE 30,       SEPTEMBER 30,        DECEMBER 31,
                                                     ----------------   ---------------  -----------------   -----------------
                                                                                  (IN MILLIONS)
      2008
      ----
      Total Revenues...............................   $      82.8        $      76.7      $        48.6       $        89.9
                                                     ================   ===============  =================   =================

      Earnings (Loss) from Continuing Operations...   $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                     ================   ===============  =================   =================

      Net Earnings (Loss)..........................   $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                     ================   ===============  =================   =================

      2007
      ----
      Total Revenues...............................   $       91.4       $      79.9      $        82.2       $        84.4
                                                     ================   ===============  =================   =================

      Earnings (Loss) from Continuing Operations...   $       12.2       $       5.8      $          .3       $        (4.6)
                                                     ================   ===============  =================   =================

      Net Earnings (Loss)..........................   $       12.2       $       5.8      $          .3       $        (4.6)
                                                     ================   ===============  =================   =================

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Appendix A

--------------------------------------------------------------------------------

                         DEATH BENEFIT PERCENTAGE FOR
                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


Applicable
Attained Age                                                        Percentage
------------                                                        ----------

40 and Under............................................................  150%
41......................................................................  143
42......................................................................  136
43......................................................................  129
44......................................................................  122
45......................................................................  115
46......................................................................  109
47......................................................................  103
48.......................................................................  97
49.......................................................................  91
50.......................................................................  85
51.......................................................................  78
52.......................................................................  71
53.......................................................................  64
54.......................................................................  57
55.......................................................................  50
56.......................................................................  46
57.......................................................................  42
58.......................................................................  38
59.......................................................................  34
60.......................................................................  30
61.......................................................................  28
62.......................................................................  26
63.......................................................................  24
64.......................................................................  22
65.......................................................................  20
66.......................................................................  19
67.......................................................................  18
68.......................................................................  17
69.......................................................................  16
70.......................................................................  15
71.......................................................................  13
72.......................................................................  11
73........................................................................  9
74........................................................................  7
75-90.....................................................................  5
91........................................................................  4
92........................................................................  3
93........................................................................  2
94-100....................................................................  1



                                                                  Appendix A A-1

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Appendix B

--------------------------------------------------------------------------------

                        GUARANTEED DEATH BENEFIT RIDER
                Monthly Guarantee Premium for Guaranteed Death
              Benefit Rider with Ten Year/Age 75 Guarantee Period


                                                                    Monthly
                                                               Guarantee Premium
                                                               -----------------
Specified Amount = $200.00

Male age 45 Preferred Nonsmoker
 Death Benefit Option 1...........................................   $257.33

Female age 45 Preferred Nonsmoker
 Death Benefit Option 1...........................................   $214.83

Male age 45 Standard Smoker
 Death Benefit Option 1...........................................   $346.83

Male age 45 Preferred Nonsmoker
 Death Benefit Option 2...........................................   $257.33

Male age 35 Preferred Nonsmoker
 Death Benefit Option 1...........................................   $137.17

Male age 55 Preferred Nonsmoker
 Death Benefit Option 1...........................................   $417.50






B-1   Appendix B

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Appendix C

--------------------------------------------------------------------------------

                        GUARANTEED DEATH BENEFIT RIDER
                Monthly Guarantee Premium for Guaranteed Death
                 Benefit Rider with Lifetime Guarantee Period


                                                                    Monthly
                                                               Guarantee Premium
                                                               -----------------
Specified Amount = $200,000

Male age 45 Preferred Nonsmoker
 Death Benefit Option 1...........................................   $295.19

Female age 45 Preferred Nonsmoker
 Death Benefit Option 1............................................   247.16

Male age 45 Standard Smoker
 Death Benefit Option 1............................................   398.48

Male age 45 Preferred Nonsmoker
 Death Benefit Option 2............................................   295.19

Male age 35 Preferred Nonsmoker
 Death Benefit Option 1............................................   182.22

Male age 55 Preferred Nonsmoker
 Death Benefit Option 1............................................   502.22





                                                               Appendix C   C-1

                                     PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

     The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and documents:

            The Facing Sheet.

            The Prospectus consisting of 178 pages.
..

            The undertaking to file reports.

            The signatures.

     Written consents of the following persons:

          a.   Opinion and consent of Counsel

          b. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm

      1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

          (2)  Not applicable.

          (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp., incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April
      30, 2003.

               (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

               (c) Commission schedule (with Commission Contract), incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-72596) filed on December 7, 2001.

               (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

               (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC., incorporated herein by reference to Exhibit No. 3(i) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC., incorporated herein by reference to Exhibit No. 3(j) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (g) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference of post-effective amendment no. 3 to the registration statement Form N-6 (333-104162), filed on April 25, 2005.

               (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference of post-effective amendment no. 3 to the registration statement Form N-6 (333-104162), filed on April 25, 2005.

               (i) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

          (4)  Not applicable.

          (5) Form of policy, incorporated herein by reference to the registration statement on Form S-6 (File No. 33-82570) filed on August 8, 1994.

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

               (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (7)  Not applicable.

          (8) (a) Form of agreement to purchase shares, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-72596) filed on December 7, 2001.

               (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit
      10.2 to registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.


               (c) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

               (d) Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                    (i) Amended Participation Agreement among the Dreyfus
               Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment
               Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

               (e) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

               (f) Participation Agreement between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                    (i) Form of amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

          (9) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to registration statement (File No. 333-104162) filed on April 28, 2005.

          (10) (a) Application Form for Flexible Premium Variable Universal Life insurance Policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-72596) filed on December 7, 2001.

               (b) Form of Application for Life Insurance (Form AMIGV-2005),
                   incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 27, 2002.

      2. (a) Opinion and consent of Dodie Kent, Esq., Vice President and Associate General Counsel, incorporated herein by reference of post-effective amendment no. 16 to the registration statement Form N-6 (333-82570), filed on April 28, 2005.

          (b) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, incorporated herein by reference of post-effective amendment no. 21 to the registration statement Form N-6 (033-82570) on April 22, 2008.

          (c) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

      3.  No financial statements have been omitted from the prospectus.

      4.  Not applicable.

      5.  Not applicable.

      6.  Powers of Attorney

          (a) Powers of Attorney, filed herewith.

      7. Consent of PricewaterhouseCoopers LLP.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under the Securities Act of 1933 and have duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 22nd day of April, 2009.



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2009.


                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America






*By: /s/ Dodie Kent
----------------------------------
Dodie Kent, Attorney-in-Fact
Pursuant to Power of Attorney

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Depositor, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 22nd day of April, 2009.


                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America



         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Chief
                                           Accounting Officer

*DIRECTORS:

Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Lorie A. Slutsky
Denis Duverne               Peter S. Kraus                Ezra Suleiman
Charlynn Goins              Scott D. Miller               Peter J. Tobin
Anthony J. Hamilton



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2009

                                  EXHIBIT INDEX


EXHIBIT NO.                                                           TAG VALUES
-----------                                                           ----------

EX-99.2(c)         Opinion and consent of Dodie Kent                    EX-99.2c

EX-99.6(a)         Powers of Attorney                                   EX-99.6a

EX-99.7            Consent of PricewaterhouseCoopers LLP,               EX-99.7
                   independent registered public accounting firm